                                            REGISTRATION NOS. 33-44021; 811-6477

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D. C. 20549
                            ------------------------

                                   FORM N-1A

                             REGISTRATION STATEMENT

                                     UNDER


                           THE SECURITIES ACT OF 1933



                        POST-EFFECTIVE AMENDMENT NO. 11                      /X/



                                     AND/OR
                          REGISTRATION STATEMENT UNDER



                       THE INVESTMENT COMPANY ACT OF 1940



                               AMENDMENT NO. 11                              /X/



                       [Check appropriate box or boxes.]

                            ------------------------

                            SM&R CAPITAL FUNDS, INC.

               [Exact Name of Registrant as Specified in Charter]

                    ONE MOODY PLAZA, GALVESTON, TEXAS 77550

              [Address of Principal Executive Offices] [Zip Code]

       Registrant's Telephone Number, Including Area Code (409) 763-2767


         NAME AND ADDRESS OF
          AGENT FOR SERVICE:                          WITH COPY TO:

         MICHAEL W. MCCROSKEY                         JERRY L. ADAMS
           ONE MOODY PLAZA                     GREER, HERZ & ADAMS, L.L.P.
        GALVESTON, TEXAS 77550                       ONE MOODY PLAZA
                                                  GALVESTON, TEXAS 77550




                              FREDERICK R. BELLAMY
                       SUTHERLAND, ASBILL & BRENNAN, LLP
                           1275 PENNSYLVANIA AVE, NW
                           WASHINGTON, DC 20004-2415

                            ------------------------

It is proposed that this filing will become effective (check appropriate box):


    / /    immediately upon filing pursuant to paragraph (b) of Rule 485
    / /    on (date) pursuant to paragraph (b) of Rule 485
    / /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
    / /    on (date) pursuant to paragraph (a)(1) of Rule 485
    /X/    75 days after filing pursuant to paragraph (a)(2) Rule 485
    / /    on (date) pursuant to paragraph (a)(2) of Rule 485


         If appropriate, check the following box:
    / / this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

 Title of Securities Being Registered: Common Stock, par value $.01 per share.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            SM&R CAPITAL FUNDS, INC.
                             CROSS-REFERENCE SHEET
                              PURSUANT TO RULE 485


    Showing Location in Prospectuses and Statement of Additional Information of
                                  Information



         Required by Parts A and B of Form N-1A Registration Statement



PART A ITEM AND CAPTION                                  PROSPECTUS CAPTION
-------------------------------------------------------  -------------------------------------------------------
Item 1. Cover Page

    (a)(i).............................................  Front Cover
      (ii).............................................  Front Cover
      (iii)............................................  Front Cover; Back Cover
      (iv).............................................  Front Cover; Back Cover
      (v)..............................................  Front Cover
      (vi).............................................  Front Cover
      (vii)............................................  Not Applicable
      (viii)...........................................  Front Cover
    (b)................................................  Front Cover

Item 2. Synopsis

    (a)(i).............................................  Table of Fees and Expenses
      (ii).............................................  Not Applicable
    (b)................................................  The Funds At A Glance
    (c)................................................  The Funds At A Glance

Item 3. Condensed Financial Information

    (a)................................................  Financial Highlights
    (b)................................................  Not Applicable
    (c)................................................  Performance and Advertising Data (in the Statement of
                                                           Additional Information)
    (d)................................................  Financial Highlights;

Item 4. General Description of Registrant

    (a)(i).............................................  The Funds At A Glance
      (ii).............................................  The Funds At A Glance; Investment Objectives and
                                                           Policies; Additional Investment Policies and
                                                           Techniques
    (b)................................................  Investment Objectives and Policies; Additional
                                                           Investment Policies and Techniques
    (c)................................................  Investment Objectives and Policies; Additional
                                                           Investment Policies and Techniques

Item 5. Management of the Company

    (a)................................................  The Funds and Management
    (b)(i).............................................  The Funds and Management
      (ii).............................................  The Funds and Management
      (iii)............................................  The Funds and Management; Table of Fees and Expenses

PART A ITEM AND CAPTION                                  PROSPECTUS CAPTION
-------------------------------------------------------  -------------------------------------------------------
    (c)................................................  The Funds and Management
    (d)................................................  The Funds and Management; Table of Fees and Expenses
    (e)................................................  The Funds and Management; Table of Fees and Expenses
    (f)................................................  The Funds and Management; Table of Fees and Expenses
    (g)(i).............................................  Not Applicable
      (ii).............................................  Not Applicable

Item 5A. Management's Discussion of Fund Performance...  Not Applicable

Item 6. Capital Stock and Other Securities

    (a)................................................  How To Redeem; Other Information Concerning The
                                                           Funds--Voting Rights
    (b)................................................  The Funds and Management; Other Information Concerning
                                                           The Funds--Authorized Stock
    (c)................................................  Not Applicable
    (d)................................................  Not Applicable
    (e)................................................  Other Information Concerning The Funds-- Additional
                                                           Information; Back Cover
    (f)................................................  Dividends and Distributions
    (g)................................................  Retirement Plans; Taxes
    (h)................................................  The Funds at a Glance; Multi-Class Funds

Item 7. Purchase of Securities Being Offered

    (a)................................................  Cover Page; The Funds and Management
    (b)(i).............................................  Determination of Offering Price
      (ii).............................................  When Are Purchases Effective; Determination of Offering
                                                           Price
      (iii)............................................  Table of Fees and Expenses; Determination of Offering
                                                           Price
      (iv).............................................  Determination of Offering Price
      (v)..............................................  How To Purchase Shares
    (c)................................................  Special Purchase Plans
    (d)................................................  The Funds At A Glance; How To Purchase Shares
    (e)................................................  Determination of Offering Price
    (f)................................................  Determination of Offering Price
    (g)................................................  Determination of Offering Price

Item 8. Redemption or Repurchase

    (a)................................................  How to Redeem
    (b)................................................  Not Applicable
    (c)................................................  How to Redeem
    (d)................................................  How to Redeem



                                      (ii)

PART A ITEM AND CAPTION                                  PROSPECTUS CAPTION
-------------------------------------------------------  -------------------------------------------------------
Item 9. Pending Legal Proceedings......................  Not Applicable

                                        Part B: Information Required in
                                     a Statement of Additional Information

PART B ITEM AND CAPTION                                  STATEMENT OF ADDITIONAL INFORMATION CAPTION
-------------------------------------------------------  -------------------------------------------------------

Item 10. Cover Page

    (a)(i).............................................  Cover Page
      (ii).............................................  Cover Page
      (iii)............................................  Cover Page
      (iv).............................................  Cover Page
    (b)................................................  Cover Page

Item 11. Table of Contents.............................  Table of Contents

Item 12. General Information and History...............  The Company

Item 13. Investment Objective and Policies.............

    (a)................................................  Investment Objectives and Policies
    (b)................................................  Investment Objectives and Policies
    (c)................................................  Investment Objectives and Policies
    (d)................................................  Portfolio Turnover

Item 14. Management of the Fund

    (a)................................................  Management of the Company
    (b)................................................  Management of the Company
    (c)................................................  Management of the Company

Item 15. Control Persons and Principal Holders of
  Securities

    (a)................................................  Cover Page; Control Persons and Principal Holders of
                                                           Securities
    (b)................................................  Cover Page; Control Persons and Principal Holders of
                                                           Securities
    (c)................................................  Cover Page; Control Persons and Principal Holders of
                                                           Securities

Item 16. Investment Advisory and Other Services

    (a)(i).............................................  Control Persons and Principal Holders of
                                                           Securities--Control and Management of SM&R; Control
                                                           Persons and Principal Holders of
                                                           Securities--Investment Advisory Agreement
      (ii).............................................  Control Persons and Principal Holders of
                                                           Securities--Control and Management of SM&R; Control
                                                           Persons and Principal Holders of
                                                           Securities--Investment Advisory Agreement
      (iii)............................................  Control Persons and Principal Holders of
                                                           Securities--Investment Advisory Agreement
    (b)................................................  Control Persons and Principal Holders of
                                                           Securities--Investment Advisory Agreement
    (c)................................................  Not Applicable



                                     (iii)

PART B ITEM AND CAPTION                                  STATEMENT OF ADDITIONAL INFORMATION CAPTION
-------------------------------------------------------  -------------------------------------------------------
    (d)................................................  Control Persons and Principal Holders of
                                                           Securities--Administrative Service Agreement
    (e)................................................  Not Applicable
    (f)(i).............................................  The Underwriter
      (ii).............................................  The Underwriter
      (iii)............................................  The Underwriter
    (g)................................................  Custodian
    (h)................................................  Custodian; Auditors and Financial Statements
    (i)................................................  Custodian, Transfer Agent and Dividend Paying Agent;
                                                           Investment Advisory Agreement; Administrative Service
                                                           Agreement

Item 17. Brokerage Allocation

    (a)................................................  Portfolio Transactions and Brokerage Allocation
    (b)(i).............................................  Not Applicable
      (ii).............................................  Not Applicable
      (iii)............................................  Not Applicable
    (c)................................................  Portfolio Transactions and Brokerage Allocation
    (d)................................................  Not Applicable
    (e)................................................  Not Applicable

Item 18. Capital Stock and Other Securities

    (a)(i).............................................  Capital Stock
      (ii).............................................  Capital Stock
    (b)................................................  Not Applicable

Item 19. Purchase, Redemption and Pricing of Securities
  Being Offered

    (a)................................................  Purchase, Redemption and Pricing of Securities Being
                                                           Offered; Special Purchase Plans
    (b)................................................  Purchase, Redemption and Pricing of Securities Being
                                                           Offered; Determination of Net Asset Value;
                                                           Determination of Offering Price
    (c)................................................  Not Applicable

Item 20. Tax Status....................................  Not Applicable

Item 21. Underwriters

    (a)(i).............................................  Underwriter
      (ii).............................................  Underwriter
      (iii)............................................  Underwriter
    (b)................................................  Not Applicable
    (c)................................................  Not Applicable

Item 22. Calculations of Performance Data..............  Performance and Advertising Data; Comparisons

Item 23. Financial Statements..........................  Statement of Additional Information


                           PART C: OTHER INFORMATION

    Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                      (iv)

[SM&R Logo]                                            SM&R GOVERNMENT BOND FUND
                                                              SM&R TAX FREE FUND
                                                               SM&R PRIMARY FUND
                                                          SM&R MONEY MARKET FUND



                              P R O S P E C T U S
                              CLASSES A, B, AND C
                             (PUBLIC RETAIL SALES)



       SM&R INVESTMENTS, INC. - One Moody Plaza - Galveston, Texas 77550
         Telephone Number: (409) 763-2767 - Toll Free: 1 (800) 231-4639
                               September 15, 1998


                                    OFFICERS
                    Michael W. McCroskey, President and CEO
                Brenda T. Koelemay, Vice President and Treasurer
                        Emerson V. Unger, Vice President
                Teresa E. Axelson, Vice President and Secretary


INVESTMENT ADVISER AND MANAGER                              UNDERWRITER AND REDEMPTION AGENT
Securities Management and Research, Inc.            Securities Management and Research, Inc.
One Moody Plaza                                                              One Moody Plaza
Galveston, Texas 77550                                                Galveston, Texas 77550
CUSTODIAN                                                 TRANSFER AND DIVIDEND PAYING AGENT
Securities Management and Research, Inc.            Securities Management and Research, Inc.
One Moody Plaza                                                              One Moody Plaza
Galveston, Texas 77550                                                Galveston, Texas 77550
LEGAL COUNSEL                                                           INDEPENDENT AUDITORS
Greer, Herz & Adams, L.L.P.                                        Tait, Weller & Baker, CPA
One Moody Plaza                                               8 Penn Center Plaza, Suite 800
Galveston, Texas 77550                                           Philadelphia, PA 19103-2108


--------------------------------------------------------------------------------


    This Prospectus offers four separate investment portfolios ("Funds") of SM&R Investments, Inc. (the "Company"). Some of the Funds offer other share classes with different sales charge and distribution and service fee structures. Each Fund has its own investment objective designed to meet different investment goals. The Funds' investment objectives, and suitability for particular types of investors, are further described under "The Funds at a Glance" and "Investment Objectives and Policies."



    Please read this Prospectus carefully before making an investment and keep it for future reference.



    Shares of the Company and each Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank. Further, shares of the Company and each Fund, including the Government Bond and Money Market Funds, are not federally insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board or any other agency. Investing in shares of any Fund of the Company involves investment risks, including the possible loss of principal.



    Like all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.



    There can be no assurance that SM&R Money Market Fund will be able to maintain a net asset value of $1.00 per share.

                               TABLE OF CONTENTS


TABLE OF FEES AND EXPENSES.............................................................          3

FINANCIAL HIGHLIGHTS...................................................................          7

INVESTMENT OBJECTIVES AND POLICIES.....................................................         10

ADDITIONAL INVESTMENT POLICIES AND TECHNIQUES..........................................         16

THE FUNDS AND MANAGEMENT...............................................................         17

HOW TO PURCHASE SHARES.................................................................         20

WHEN ARE PURCHASES EFFECTIVE?..........................................................         21

DETERMINATION OF OFFERING PRICE........................................................         22

MULTI-CLASS FUNDS......................................................................         22

SPECIAL PURCHASE PLANS AND SERVICES....................................................         26

RETIREMENT PLANS.......................................................................         28

DIVIDENDS AND DISTRIBUTIONS............................................................         29

TAXES..................................................................................         29

HOW TO REDEEM..........................................................................         31

OTHER INFORMATION CONCERNING THE FUNDS.................................................         33

                             THE FUNDS AT A GLANCE



    SM&R Investments, Inc., formerly known as SM&R Capital Funds, Inc. (the "Company"), is a diversified, open-end management investment company that was incorporated under the laws of Maryland on November 6, 1991. The Company offers four separate investment portfolios (the "Funds"), each of which pursues a different investment objective. The investment objective and investor suitability profile of each Fund are summarized below.



SM&R GOVERNMENT BOND FUND ("GOVERNMENT BOND FUND")



    OBJECTIVE: To provide as high a level of current income, liquidity, and safety of principal as is consistent with prudent investment risks through investment in a portfolio consisting primarily of securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities.



    INVESTOR SUITABILITY PROFILE: The Government Bond Fund is for investors desiring the security of investing primarily in the strength and stability of the U.S. Government, its agencies, or instrumentalities in order to meet their current needs. However, you should keep in mind that the Fund may invest in other instruments in order to meet its objective.



SM&R TAX FREE FUND ("TAX FREE FUND")



    OBJECTIVE: To provide as high a level of interest income largely exempt from federal income taxes as is consistent with preservation of capital through investment of at least 80% of its net assets in tax-exempt securities during normal market conditions.



    INVESTOR SUITABILITY PROFILE: The Tax Free Fund is for the investor desiring income exempt from federal income tax and, under certain conditions, exempt from state and local taxes. You should keep in mind that certain income from the Fund may be subject to the federal alternative minimum tax ("AMT") and investors in certain states may be subject to state taxation on all or a portion of the income and capital gains realized by the Fund.



SM&R PRIMARY FUND ("PRIMARY FUND")


    OBJECTIVE: To seek maximum current income consistent with capital preservation and liquidity through investment primarily in commercial paper.


    INVESTOR SUITABILITY PROFILE: The Primary Fund is for fixed income investors who desire minimal investment risk yet may be looking to move cautiously into the investment arena.



SM&R MONEY MARKET FUND ("MONEY MARKET FUND")



    OBJECTIVE: To seek to achieve the highest current income consistent with the preservation of capital and maintenance of liquidity. The Fund seeks to achieve its objective by investing in high-quality short-term money market instruments.



    INVESTOR SUITABILITY PROFILE: The Money Market Fund is for investors who are risk-averse, such as first-time investors who wish to move cautiously into the investment arena. The Fund is designed to provide investors a relatively safe and liquid investment alternative. The Money Market Fund also may be appropriate for investors who wish to temporarily "park" funds during periods when investment in the equity markets is unattractive.



    The Company designates its capital stock as shares of the Funds. Each Fund is, for investment purposes, considered a separate investment fund. Each share of capital stock represents a pro-rata interest in the assets of a particular Fund and has no interest in the assets of any other Fund. Each Fund bears its own liabilities. YOU SHOULD KEEP IN MIND THAT INVESTMENTS IN THE FUNDS, INCLUDING THE GOVERNMENT BOND AND MONEY MARKET FUNDS, ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

    PORTFOLIO TURNOVER RATES: Historical turnover rates for each Fund (except the Money Market Fund) are included in the Financial Highlights tables. No Fund expects its portfolio turnover rate to exceed eighty percent (80%). An explanation of turnover rate calculations and brokerage fees can be found in the Company's Statement of Additional Information.



    MANAGEMENT: Securities Management and Research, Inc. ("SM&R") makes the investment choices for the Funds. SM&R has served as adviser and distributor to mutual funds since 1966. See "THE FUNDS AND MANAGEMENT" for additional information.



    PURCHASING SHARES: Shares of the Money Market Fund and the Primary Fund (the "Single-Class Funds") consist of a single class of shares and are offered at net asset value. Neither of these Single-Class Funds impose any sales charge or distribution and service ("12b-1") fee.



    The Government Bond Fund and the Tax Free Fund (the "Multi-Class Funds") have multiple classes of shares. These classes of shares have different sales charges and distribution and service ("12b-1") fee structures. The Company offers three classes of shares (each, a "Class," and collectively, the "Classes") of the Multi-Class Funds through this Prospectus. (The Company offers three other classes of the Multi-Class Funds through separate prospectuses and restricts purchase of such shares to specified types of investors or through certain distribution chains.) You may select from among the following three Classes of shares of the Multi-Class Funds:



    CLASS A SHARES. The Multi-Class Funds offer Class A shares at their respective net asset value plus a sales charge of 4.75% of the public offering price. For amounts invested over certain levels, or "breakpoints" (beginning at $50,000), you pay reduced sales charges. For investments of $1 million or more, you do not pay any initial sales charge. Amounts invested above $1 million, however, would be subject to a 1.00% contingent deferred sales charge if redeemed within thirteen months from purchase. Although you may pay an initial sales charge when you purchase Class A shares of the Multi-Class Funds, the ongoing expenses of this Class are lower than the ongoing expenses of Class B and Class C shares. (However, Class B and Class C both impose contingent deferred sales charges on withdrawals within certain amounts of time from purchase, as discussed below.)



    CLASS B SHARES. The Multi-Class Funds offer Class B shares at their respective net asset value, so you do not pay an initial sales charge when you purchase Class B shares. As a result, 100% of your purchase is immediately invested. However, Class B shares have higher ongoing expenses than Class A shares. Moreover, depending on how long shares are owned, you may pay a contingent deferred sales charge when you sell Class B shares. The contingent deferred sales charge decreases from a maximum of 3.00% in the first year to zero after three or more years from purchase. After eight years, Class B shares automatically convert to Class A shares, which have lower ongoing expenses and no contingent deferred sales charge applicable at that time.



    CLASS C SHARES. The Multi-Class Funds offer Class C shares at their respective net asset value plus an initial sales charge of 1.00% of the public offering price and a contingent deferred sales charge of 1.00% if redeemed within thirteen months from purchase. Although you may pay lower sales charges than for Class A and Class B shares, the ongoing expenses for this Class are higher than the ongoing expenses of Class A and Class B shares.



For the Government Bond and Tax Free Funds, your minimum initial investment is $100 and all of your subsequent investments must be at least $20. For the Money Market and Primary Funds, your minimum initial investment is $1,000 and all of your subsequent investments must be at least $100. See "SPECIAL PURCHASE PLANS AND SERVICES" and "HOW TO PURCHASE SHARES."



    REDEMPTIONS:  For information on redeeming shares, see "HOW TO REDEEM."



    EXCHANGES: In general, you can exchange shares of a Fund for shares of another fund in the SM&R Family of Funds (as defined herein) without the payment of an exchange fee, subject to certain conditions. For information on exchanging shares, see "Exchange Privilege" within the "SPECIAL PURCHASE PLANS AND SERVICES" section.

                           TABLE OF FEES AND EXPENSES


    The purpose of the following table is to assist an investor in understanding the various costs and expenses that an investor will bear directly or indirectly. Investors should be aware that this table is not intended to reflect in detail the fees and expenses associated with an individual shareholder's own investment in any of the Funds or Classes listed. It is being provided to assist investors in gaining a more complete understanding of fees, charges, and expenses which are discussed in greater detail in the appropriate sections of the Prospectus.


SHAREHOLDER TRANSACTION EXPENSES


                                                                      GOVERNMENT BOND FUND
                                                               -----------------------------------
                                                                CLASS A     CLASS B      CLASS C    PRIMARY FUND
                                                               ---------  -----------  -----------  -------------
MAXIMUM SALES CHARGE (TOTAL).................................      4.75%       3.00%        2.00%          None
  Maximum Sales Load Imposed on Purchases (as a percentage of
    offering price)..........................................      4.75%(1)       None      1.00%          None
  Maximum Deferred Sales Load (as a percentage of offering
    price)(2)................................................       None(3)      3.00%(4)      1.00%(5)        None
  Maximum Sales Load Imposed on Reinvested Dividends (as a
    percentage of offering price)............................       None        None         None          None
EXCHANGE FEES................................................       None        None         None          None



                                                                       TAX FREE FUND
                                                            -----------------------------------     MONEY MARKET
                                                             CLASS A     CLASS B      CLASS C           FUND
                                                            ---------  -----------  -----------  -------------------
MAXIMUM SALES CHARGE (TOTAL)..............................      4.75%       3.00%        2.00%             None
  Maximum Sales Load Imposed on Purchases (as a percentage
    of offering price)....................................      4.75%(1)       None      1.00%             None
  Maximum Deferred Sales Load (as a percentage of offering
    price)(2).............................................       None(3)      3.00%(4)      1.00%(5)           None
  Maximum Sales Load Imposed on Reinvested Dividends (as a
    Percentage of offering price).........................       None        None         None             None
EXCHANGE FEES.............................................       None        None         None             None

ANNUAL FUND OPERATING EXPENSES


(As a Percentage of Average Net Assets Before Fee Waivers and Expense Reimbursements)



    The "Management Fee," "Other Expenses," and "Total Annual Fund Operating Expenses" shown below for the Government Bond, Primary, and Tax Free Funds are for the year ended August 31, 1997; for the Money Market Fund, they are estimates for the first year of operation (ending August 31, 1999).



                                                                 GOVERNMENT BOND FUND
                                                          -----------------------------------
                                                           CLASS A     CLASS B      CLASS C    PRIMARY FUND
                                                          ---------  -----------  -----------  -------------
Management Fee..........................................      0.50%       0.50%        0.50%         0.50%
Distribution and/or Service (12b-1) Fee.................      0.25%       0.75%        1.00%          None
Other Expenses(6).......................................      0.57%       0.57%        0.57%         0.51%
Total Annual Fund Operating Expenses(7).................      1.32%       1.82%        2.07%         1.01%



                                                                TAX FREE FUND
                                                     -----------------------------------    MONEY MARKET
                                                      CLASS A     CLASS B      CLASS C          FUND
                                                     ---------  -----------  -----------  -----------------
Management Fee.....................................      0.50%       0.50%        0.50%           0.50%
Distribution and/or Service (12b-1) Fee............      0.25%       0.75%        1.00%            None
Other Expenses(6)..................................      0.77%       0.77%        0.77%           0.75%
Total Annual Fund Operating Expenses(7)............      1.52%       2.02%        2.27%           1.25%



NOTES TO THE TABLE OF FEES AND EXPENSES



(1) A sales charge of 4.75% is imposed on initial investments in Class A shares of less than $50,000. This sales charge is reduced at certain breakpoints, as follows: 4.50% on initial investments of at least $50,000 but less than $100,000; 3.50% on initial investments of at least $100,000 but less than $250,000; 2.50% on initial investments of at least $250,000 but less than $500,000; 1.50% on initial investments of at least $500,000 but less than $1 million; and zero on initial investments of $1 million or more.



(2) An $8.00 transaction fee is charged for each expedited wire redemption.



(3) During the first thirteen months after purchase of Class A shares, a contingent deferred sales charge of 1.00% is assessed on any redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more.



(4) The maximum 3.00% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge declines to 2.00% during the second year, 1.00% during the third year, and zero during the fourth year and thereafter.



(5) A contingent deferred sales charge of 1.00% is assessed on all redemptions of Class C shares during the first thirteen months after purchase.



(6) "Other Expenses" include the 0.25% Administrative Service Fee. Because Class A, B, and C shares were not available prior to the date of this Prospectus, "Other Expenses" for Class A, B, and C shares were based on the expenses and average net assets of the Government Bond Fund and the Tax Free Fund, respectively, for the fiscal year ended August 31, 1997. "Other Expenses" shown for the Money Market Fund are estimated for the current fiscal year ending August 31, 1999.



(7) The Fee Table does not reflect any fees waived or expenses assumed either contractually or voluntarily by SM&R for the Funds during the fiscal year ended August 31, 1997. Pursuant to the Administrative Service Agreement, SM&R has agreed to pay (or to reimburse) each Fund for regular operating expenses (including the advisory fee and administrative fee, but not including the 12b-1 fee or Class-specific expenses) in excess of 1.25% (0.35% for the Money Market Fund) per year of such Fund's average daily net assets. SM&R may also waive fees or assume expenses on a voluntary basis. During the fiscal year ended August 31, 1997, SM&R voluntarily waived management fees of 0.07%, 0.21%, and 0.50% for the Government Bond Fund, Primary Fund, and Tax Free Fund, respectively, and reimbursed expenses of 0.24% for the Tax Free Fund. SM&R intends to continue to waive the advisory fee for the Tax Free Fund and reimburse expenses to the extent that total regular operating expenses (not including any 12b-1 fee or Class-specific expenses) exceed average daily net assets as follows:
    0.80% for the Primary Fund and 1.00% for the Government Bond Fund. SM&R may discontinue or reduce any such waiver or assumption of expenses at any time without notice. The following table is based on the "Management Fee," "Other Expenses," and "Total Annual Fund Operating Expenses" for the Government Bond, Primary, and Tax Free Funds for the year ended August 31, 1997 taking into account fee waivers and expense reimbursements. For the Money Market Fund, they are estimates taking into account fee waivers and expense reimbursements for the year ending August 31, 1999.



ANNUAL FUND OPERATING EXPENSES



(As a Percentage of Average Net Assets After Fee Waivers and Expense Reimbursements)



                                                                               GOVERNMENT BOND FUND
                                                                        -----------------------------------
                                                                         CLASS A     CLASS B      CLASS C    PRIMARY FUND
                                                                        ---------  -----------  -----------  -------------
Management Fee........................................................      0.43%       0.43%        0.43%         0.29%
Distribution and/or Service (12b-1) Fee...............................      0.25%       0.75%        1.00%          None
Other Expenses........................................................      0.57%       0.57%        0.57%         0.51%
Total Annual Fund Operating Expenses..................................      1.25%       1.75%        2.00%         0.80%



                                                                             TAX FREE FUND
                                                                  -----------------------------------     MONEY MARKET
                                                                   CLASS A     CLASS B      CLASS C           FUND
                                                                  ---------  -----------  -----------  -------------------
Management Fee..................................................      0.00%       0.00%        0.00%            0.00%
Distribution and/or Service (12b-1) Fee.........................      0.25%       0.75%        1.00%             None
Other Expenses..................................................      0.54%       0.54%        0.54%            0.35%
Total Annual Fund Operating Expenses............................      0.79%       1.29%        1.54%            0.35%



EXAMPLES OF EXPENSES



    These Examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.



    These Examples assume that you invest $10,000 in each Fund and applicable Class thereof for the time periods indicated. These Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than shown.

    You would pay the following expenses, based on these assumptions, if you actually redeem all of your shares at the end of the period shown:



                                                                      ONE YEAR     THREE YEARS   FIVE YEARS    TEN YEARS
                                                                     -----------  -------------  -----------  -----------
Government Bond Fund
  Class A..........................................................   $     603     $     873     $   1,164    $   1,990
  Class B..........................................................         485           673           985        2,006
  Class C..........................................................         408           742         1,202        2,476

Tax Free Fund
  Class A..........................................................   $     622     $     932     $   1,265    $   2,201
  Class B..........................................................         505           734         1,088        2,220
  Class C..........................................................         428           802         1,303        2,679
Primary Fund.......................................................   $     103     $     322     $     558    $   1,236
Money Market Fund..................................................   $     127     $     397           N/A          N/A



    However, you would pay the following expenses, based on these assumptions, if you did not redeem your shares:



                                                                      ONE YEAR     THREE YEARS   FIVE YEARS    TEN YEARS
                                                                     -----------  -------------  -----------  -----------
Government Bond Fund
  Class A..........................................................   $     603     $     873     $   1,164    $   1,990
  Class B..........................................................         185           573           985        2,006
  Class C..........................................................         308           742         1,202        2,476

Tax Free Fund
  Class A..........................................................   $     622     $     932     $   1,265    $   2,201
  Class B..........................................................         205           634         1,088        2,220
  Class C..........................................................         328           802         1,303        2,679
Primary Fund.......................................................   $     103     $     322     $     558    $   1,236
Money Market Fund..................................................   $     127     $     397           N/A          N/A

                   FINANCIAL HIGHLIGHTS--GOVERNMENT BOND FUND


    The following financial highlights table is intended to help you understand the Government Bond Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share outstanding throughout each period shown. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions) prior to addition of multiple classes of shares. This information is derived from the financial statements of the Government Bond Fund, which for the years ended through August 31, 1997 have been audited by KPMG Peat Marwick LLP, independent auditors, whose report, along with the Fund's financial statements, are included in Statement of Additional Information, which is available upon request, and from unaudited financial statements of the Government Bond Fund for the six month period ended February 28, 1998. If multiple classes of shares of the Fund had been in existence during the past five years, the financial performance of Class A, B, and C shares of the Fund would have been lower than depicted because of the imposition of distribution and/or service (12b-1) fees.



                                                     SIX MONTH
                                                    PERIOD ENDED            YEAR ENDED AUGUST 31
                                                    ------------   ---------------------------------------
                                                      FEB. 28,
                                                        1998        1997    1996    1995    1994     1993
                                                    ------------   ------  ------  ------  ------   ------
                                                    (UNAUDITED)
Net Asset Value,
  Beginning of Period.............................     $10.42      $10.14  $10.51  $10.07  $10.87   $10.56
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...........................       0.32        0.67    0.65    0.70    0.54     0.50
  Net Realized and Unrealized Gain (Loss) on
    Securities....................................       0.15        0.26   (0.37)   0.44   (0.79)    0.49
                                                       ------      ------  ------  ------  ------   ------
TOTAL FROM INVESTMENT OPERATIONS..................       0.47        0.93    0.28    1.14   (0.25)    0.99
                                                       ------      ------  ------  ------  ------   ------
LESS DISTRIBUTIONS
  Dividends from Net Investment Income............      (0.34)      (0.65)  (0.65)  (0.70)  (0.55)   (0.50)
  Distributions from Capital Gains................       0.00        0.00    0.00    0.00    0.00    (0.18)
                                                       ------      ------  ------  ------  ------   ------
TOTAL DISTRIBUTIONS...............................      (0.34)      (0.65)  (0.65)  (0.70)  (0.55)   (0.68)
                                                       ------      ------  ------  ------  ------   ------
Net Asset Value, End of Period....................     $10.55      $10.42  $10.14  $10.51  $10.07   $10.87
                                                       ------      ------  ------  ------  ------   ------
                                                       ------      ------  ------  ------  ------   ------
TOTAL RETURN......................................       4.58%(1)    9.37%   2.63%  11.85%  (2.41)%  10.23%
                                                       ------      ------  ------  ------  ------   ------
                                                       ------      ------  ------  ------  ------   ------



                            RATIOS/SUPPLEMENTAL DATA



                                              SIX MONTH
                                             PERIOD ENDED
                                             ------------                  YEAR ENDED AUGUST 31
                                               FEB. 28,    -----------------------------------------------------
                                                 1998        1997       1996       1995       1994       1993
                                             ------------  ---------  ---------  ---------  ---------  ---------
Net Assets, End of Period (000's
  omitted).................................      $23,915     $23,683    $21,127    $20,466    $19,790    $19,783
Ratio of Expenses to Average Net
  Assets(3)................................        0.97%(2)     1.00%     1.00%      0.70%      1.12%      1.07%
Ratio of Net Income to Average Net
  Assets...................................        6.16%(2)     6.46%     6.17%      6.90%      5.11%      5.07%
Portfolio Turnover Rate....................        0.92%       9.06%     30.17%      2.20%     45.48%     18.14%


------------------------


(1) Returns are not annualized.



(2) Ratios are annualized.



(3) Expenses for the calculation are net of a reimbursement from Securities Management and Research, Inc. Without this reimbursement, the ratio of expenses to average net assets would have been 1.07%, 1.20% and 1.06% for the years ended August 31, 1997, 1996 and 1995, respectively.

                      FINANCIAL HIGHLIGHTS--TAX FREE FUND



    The following financial highlights table is intended to help you understand the Tax Free Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share outstanding throughout each period shown. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions) prior to addition of multiple classes of shares. This information is derived from the financial statements of the Tax Free Fund, which for the years ended through August 31, 1997 have been audited by KPMG Peat Marwick LLP, independent auditors, whose report, along with the Fund's financial statements, are included in Statement of Additional Information, which is available upon request, and from unaudited financial statements of the Tax Free Fund for the six month period ended February 28, 1998. If multiple classes of shares of the Fund had been in existence during the past five years, the financial performance of Class A, B, and C shares of the Fund would have been lower than depicted because of the imposition of distribution and/or service (12b-1) fees.



                                               SIX MONTH
                                                PERIOD
                                                 ENDED          YEAR ENDED AUGUST 31
                                              -----------  -------------------------------
                                               FEB. 28,                                      SEPT. 9,
                                                 1998        1997       1996       1995        1993
                                              -----------  ---------  ---------  ---------  -----------
                                              (UNAUDITED)
Net Asset Value, Beginning of Period........   $   10.27   $    9.93  $    9.95  $    9.62   $   10.00
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.....................        0.26        0.51       0.53       0.51        0.24
  Net Realized and Unrealized Gain (Loss) on
    Securities..............................        0.26        0.33      (0.02)      0.33       (0.38)
                                              -----------  ---------  ---------  ---------  -----------
TOTAL FROM INVESTMENT OPERATIONS............        0.52        0.84       0.51       0.84       (0.14)
                                              -----------  ---------  ---------  ---------  -----------
LESS DISTRIBUTIONS
  Dividends from Net Investment Income......       (0.26)      (0.50)     (0.53)     (0.51)      (0.24)
                                              -----------  ---------  ---------  ---------  -----------
TOTAL DISTRIBUTIONS.........................       (0.26)      (0.50)     (0.53)     (0.51)      (0.24)
                                              -----------  ---------  ---------  ---------  -----------
Net Asset Value, End of Period..............   $   10.53   $   10.27  $    9.93  $    9.95   $    9.62
                                              -----------  ---------  ---------  ---------  -----------
                                              -----------  ---------  ---------  ---------  -----------
TOTAL RETURN................................        4.62%(1)      8.61%      5.18%      9.15%      (1.49)%(1)
                                              -----------  ---------  ---------  ---------  -----------
                                              -----------  ---------  ---------  ---------  -----------



                            RATIOS/SUPPLEMENTAL DATA



                                               SIX MONTH
                                              PERIOD ENDED                                      SEPT. 9, 1993
                                              ------------        YEAR ENDED AUGUST 31         (DATE OPERATIONS
                                                FEB. 28,    ---------------------------------  COMMENCED) THRU
                                                  1998        1997        1996        1995      AUG. 31, 1994
                                              ------------  ---------  ----------  ----------  ----------------
Net Assets, End of Period (000's omitted)...      $18,555     $10,700      $9,148      $8,399         $7,295
Ratio of Expenses to Average Net
  Assets(3).................................        0.73%(2)     0.54%     --          --              1.11%(2)
Ratio of Net Income to Average Net
  Assets....................................        4.75%(2)     4.97%      5.27%       5.43%          2.50%(2)
Portfolio Turnover Rate.....................        0.00%      22.15%      18.44%      12.63%         16.49%


------------------------


(1) Returns are not annualized.



(2) Ratios are annualized.



(3) Expenses for the calculation are net of a reimbursement from Securities Management and Research, Inc. Without this reimbursement, the ratio of expenses to average net assets would have been 1.23% (annualized), 1.27%, 1.18%, and 1.25% for the six month period ended February 28, 1998 and the years ended August 31, 1997, 1996, and 1995, respectively.

                       FINANCIAL HIGHLIGHTS--PRIMARY FUND



    The following financial highlights table is intended to help you understand the Primary Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share outstanding throughout each period shown. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is derived from the financial statements of the Primary Fund, which for the years ended through August 31, 1997 have been audited by KPMG Peat Marwick LLP, independent auditors, whose report, along with the Fund's financial statements, are included in Statement of Additional Information, which is available upon request, and from unaudited financial statements of the Primary Fund for the six month period ended February 28, 1998.



                                             SIX MONTH
                                           PERIOD ENDED                   YEAR ENDED AUGUST 31
                                           -------------  -----------------------------------------------------
                                           FEB. 28, 1998    1997       1996       1995       1994       1993
                                           -------------  ---------  ---------  ---------  ---------  ---------
                                            (UNAUDITED)
Net Asset Value, Beginning of Period.....    $    1.00    $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income..................         0.03         0.05       0.05       0.05       0.03       0.02
                                                ------    ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS.........         0.03         0.05       0.05       0.05       0.03       0.02
                                                ------    ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS
  Dividends from Net Investment Income...        (0.03)       (0.05)     (0.05)     (0.05)     (0.03)     (0.02)
                                                ------    ---------  ---------  ---------  ---------  ---------
TOTAL DISTRIBUTIONS......................        (0.03)       (0.05)     (0.05)     (0.05)     (0.03)     (0.02)
                                                ------    ---------  ---------  ---------  ---------  ---------
Net Asset Value, End of Period...........    $    1.00    $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                                                ------    ---------  ---------  ---------  ---------  ---------
                                                ------    ---------  ---------  ---------  ---------  ---------
TOTAL RETURN.............................         2.55%(1)      4.98%      5.07%      5.01%      2.91%      2.59%
                                                ------    ---------  ---------  ---------  ---------  ---------
                                                ------    ---------  ---------  ---------  ---------  ---------



RATIOS/SUPPLEMENTAL DATA



                                               SIX MONTH
                                              PERIOD ENDED
                                              ------------                  YEAR ENDED AUGUST 31
                                                FEB. 28,    -----------------------------------------------------
                                                  1998        1997       1996       1995       1994       1993
                                              ------------  ---------  ---------  ---------  ---------  ---------
Net Assets, End of Period (000's omitted)...   $   32,578   $  33,045  $  37,465  $  20,984  $  15,208  $  15,539
Ratio of Expenses to Average Net
 Assets(3)..................................        0.80%(2)     0.80%     0.81%      0.84%      0.79%      0.85%
Ratio of Net Income to Average Net Assets...        5.05%(2)     4.86%     4.93%      4.91%      2.88%      2.47%
Portfolio Turnover Rate(4)..................        0.00%       0.00%      0.00%      0.00%      0.00%      0.00%


------------------------


(1) Returns are not annualized.



(2) Ratios are annualized.



(3) Expenses for the calculation are net of a reimbursement from Securities Management and Research, Inc. Without this reimbursement the ratio of expenses to average net assets would have been 0.99% (annualized), 1.01%, 1.15%, 1.21%, 1.20%, and 1.23% for the six month period ended February 28, 1998 and the years ended August 31, 1997, 1996, 1995, 1994, and 1993, respectively.



(4) The Primary Fund experienced no portfolio turnover because the majority of securities held during such periods had maturities of one year or less at the time of acquisition.

                       INVESTMENT OBJECTIVES AND POLICIES


    Each Fund pursues its own investment objective through the investment policies and techniques described below. These policies and techniques are not fundamental and may be changed by the Board of Directors of the Company without the approval of the shareholders. In addition, the Company has adopted certain restrictions as fundamental policies for each Fund, which may not be changed without shareholder approval. (See the Company's Statement of Additional Information for a description of the investment restrictions adopted as fundamental policies). Since each Fund has a different investment objective, each should have different investment results and incur different market and financial risks.



    Because of the market risks inherent in any investment, the Funds may not achieve their investment objectives. In addition, effective management of each Fund is subject to general economic conditions and to the ability and investment techniques of management. The net asset value of each Fund's shares will vary and the redemption value of shares may be either higher or lower than the shareholder's cost.



GOVERNMENT BOND FUND
  (FORMERLY, AMERICAN NATIONAL GOVERNMENT INCOME FUND SERIES)



    The investment objective of the Government Bond Fund is to provide as high a level of current income, liquidity, and safety of principal as is consistent with prudent investment risks through investment in a portfolio consisting primarily of securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The Government Bond Fund seeks to achieve its objective through investment of 65% or more of its total assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations") which include, but are not limited to, U.S. Treasury Bonds, Notes and Bills and securities issued by instrumentalities of the U.S. Government.



    U.S. GOVERNMENT OBLIGATIONS--There are two broad categories of U.S. Government Obligations: (1) direct obligations of the U.S. Treasury and (2) obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the United States (such as Government National Mortgage Association Certificates); others, by the agency or instrumentality with limited rights of the issuer to borrow from the U.S. Treasury (such as Federal National Mortgage Association Bonds); and others, only by the credit of the issuer. No assurance can be given that the U.S. Government would lend money to or otherwise provide financial support to U.S. Government sponsored instrumentalities; it is not obligated by law to do so.



    MORTGAGE-BACKED SECURITIES--It is anticipated that a substantial portion of the Government Bond Fund's portfolio will consist of mortgage-backed securities ("Mortgage-Backed Securities") issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities represent part ownership of pools of mortgage loans secured by real property, such as certificates issued by the Government National Mortgage Association ("GNMA" or "Ginnie Mae"), the Federal National Mortgage Association ("FNMA" or "Fannie Mae"), and the Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac"). Mortgage-Backed Securities also include mortgage pass-through certificates representing participation interests in pools of mortgage loans originated by the U.S. Government and guaranteed by U.S. Government agencies such as GNMA, FNMA, or FHLMC. Such certificates, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified dates. With pass-through certificates, both principal and interest payments, including prepayments, are passed through to the holder of the certificate and provide for monthly payments of interest and principal. GNMA, a federal agency, issues pass-through certificates that are guaranteed as to timely payment of principal and interest. FNMA, a federally chartered and privately owned corporation, issues mortgage pass-through securities and guarantees them as to timely payment of principal and interest. FHLMC, a corporate instrumentality of the United States, issues participation certificates that represent an interest in mortgages from FHLMC's portfolio. FHLMC guarantees the timely payment of interest and the ultimate collection of principal. FNMA and FHLMC are not backed by the full faith and credit of the United States, although FNMA and FHLMC are authorized to borrow from the U.S. Treasury to meet their obligations. Those mentioned are but a few of the Mortgage-Backed Securities currently available. The Government Bond Fund will not purchase interest-only or principal-only mortgage-backed securities.



    The yield characteristics of Mortgage-Backed Securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. The average mortgage in a pool may be expected to be repaid within about twelve (12) years. If mortgage interest rates decrease, the value of the Fund's securities will generally increase; however, it is anticipated that the average life of the mortgages in the pool will decrease as borrowers refinance and prepay mortgages to take advantage of lower interest rates. The proceeds to the Fund from such prepayments will have to be invested at the then prevailing lower interest rates. On the other hand, if interest rates increase, the value of the Fund's securities generally will decrease while it is anticipated that borrowers will not refinance and, therefore, the average life of the mortgages in the pool will be longer. In addition, if the Government Bond Fund purchases such a security at a premium, a prepayment rate faster than expected will reduce yield to maturity, while a prepayment rate slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if the Government Bond Fund purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected prepayments will reduce yield to maturity.



    COLLATERALIZED MORTGAGE OBLIGATIONS--The Government Bond Fund may invest a portion of its assets in collateralized mortgage obligations or "CMOs," which are debt obligations collateralized by a portfolio or pool of mortgages, mortgage-backed securities, or U.S. Government securities. Collateralized obligations in which the Government Bond Fund may invest are issued or guaranteed by a U.S. Government agency or instrumentality, such as the FHLMC. A variety of types of collateralized obligations are currently available and others may become available in the future. One should keep in mind that during periods of rapid interest rate fluctuation, the price of a security, such as a CMO, could either increase or decrease based on inherent interest rate risk. Additionally, the risk of maturities shortening or lengthening in conjunction with interest rate movement, could magnify the overall effect of the price fluctuation.


    A CMO is often issued in multiple classes with varying maturities and interest rates. As a result the investor may obtain greater predictability of maturity than with direct investments in mortgage-backed securities. Thus, classes with shorter maturities may have lower volatility and lower yield while those with longer maturities may have higher volatility and higher yields. This provides the investor with greater control over the characteristics of the investment in a changing interest rate environment. A more complete description of CMOs is contained in the Statement of Additional Information.


    The Government Bond Fund may also invest in parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.



    ZERO COUPON BONDS--The Government Bond Fund may invest in zero coupon bonds, which are debt obligations issued or purchased at a significant discount from face value. The Government Bond Fund will only purchase zero coupon bonds which are U.S. Government Obligations. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon bonds do not entitle the holder to any periodic payments of interest prior to maturity. Its value as an investment consists of the difference between its face value at the time of maturity and the price for which it was acquired which is generally an amount significantly less than face value (sometimes referred to as a "deep discount" price). Zero coupon bonds require a higher rate of return to attract investors who are willing to defer receipt of cash. Accordingly, although not providing current income, SM&R believes that zero coupon bonds can be effectively used to lock in a higher rate of return in a declining interest environment. Such investments may experience greater volatility in market value than debt obligations which make regular payments of interest. The Fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations.



    OTHER INVESTMENTS--The Government Bond Fund may also invest in commercial paper, certificates of deposit, and repurchase agreements of the same type and rating as the Primary and Money Market Funds may invest, and may invest in corporate debt securities of the same type as the Primary Fund, which, at the date of investment, are rated "A" or higher by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"). (See "Primary Fund" and "Money Market Fund.") In addition, the Government Bond Fund may purchase debt obligations of foreign corporations or financial institutions, such as Yankee bonds (dollar-denominated bonds sold in the United States by non-U.S. issuers) and Euro bonds (bonds not issued in the country (and possibly not the currency of the country) of the issuer). (See "Foreign Debt Securities" in the Company's Statement of Additional Information for a description of the risks associated with investment in foreign securities.)



TAX FREE FUND (FORMERLY, AMERICAN NATIONAL TAX FREE FUND SERIES)



    The investment objective of the Tax Free Fund is to provide as high a level of interest income largely exempt from federal income taxes as is consistent with preservation of capital through investment of at least 80% of its net assets in tax-exempt securities during normal market conditions. The Tax Free Fund, as a matter of fundamental policy, will seek to achieve its objective by investing at least 80% of the value of its net assets in municipal securities the interest on which is exempt from federal income taxes.



    The Tax Free Fund has no restrictions on the maturity of municipal securities in which it may invest. Accordingly, it will seek to invest in municipal securities of such maturities which, in the judgement of SM&R, the adviser, will provide a high level of current income consistent with prudent investment, with consideration given to market conditions.



    The Tax Free Fund will invest, without percentage limitations, in municipal securities having at the time of purchase one of the four highest municipal ratings by Moody's, S&P, or Fitch Investors Service or in securities which are not rated, provided that, in the opinion of SM&R, such securities are comparable in quality to those within the four highest ratings. The rating agencies consider that bonds rated in the fourth highest category may have some speculative characteristics and that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on those bonds than is the case with higher grade bonds. SM&R will only purchase bonds rated in such fourth category if it believes that the purchase of such bonds is consistent with the Tax Free Fund's investment objective. In the event the rating of an issue held by the Tax Free Fund is changed by the rating service, such change will be considered by the Tax Free Fund in its evaluation of the overall investment merits of that security but such change will not necessarily result in an automatic sale of the security. Any security held which is subsequently downgraded below BBB by S&P or Baa by Moody's will be sold as soon as it is advantageous to do so after the downgrade. A description of the ratings may be found in the Appendix to this Prospectus.



    Purchasing unrated municipal securities, which may be less liquid than comparably rated municipal securities, involves somewhat greater risk and consequently the Tax Free Fund may not invest more than 20% of its net assets in unrated municipal securities. To attempt to minimize the risk of such investments, SM&R will, prior to acquiring unrated securities, consider the terms of the offering and various other factors to determine the issuer's comparative credit rating and whether the securities are consistent with the Tax Free Fund's investment objective and policies.



    During normal market conditions, the Tax Free Fund will have at least 80% of its net assets invested in municipal securities the income of which is fully exempt from federal income taxation. Furthermore, under normal market conditions up to 20% of the Tax Free Fund's net assets, and as a temporary defensive measure during abnormal market conditions, up to 50% of its net assets may be invested in the following types of taxable fixed income obligations: (1) obligations issued or guaranteed by the U.S. government, its agencies, instrumentalities or authorities (See "Government Bond Fund" above for an explanation of U.S. government obligations); (2) corporate debt securities which at the date of the investment are rated A or higher by Moody's or by S&P; (3) commercial paper which at the date of the investment is rated in one of the two top categories by Moody's or by S&P or if not rated, is issued by a company which at the date of the investment has an outstanding debt issue rated A or higher by Moody's or A or higher by S&P; (4) certificates of deposit issued by U.S. banks which at the date of the investment have capital surplus and undivided profits of $1 billion as of the date of their most recently published financial statements; and (5) repurchase agreements secured by U.S. government securities, provided that no more than 15% of the Fund's net assets will be invested in illiquid securities including repurchase agreements with maturities in excess of seven days. To the extent income dividends include income from taxable sources, a portion of a shareholder's dividend income may be taxable. (See "DIVIDENDS AND DISTRIBUTIONS").



    MUNICIPAL SECURITIES--The term "municipal securities," as used in this Prospectus means obligations issued by or on behalf of states, territories, and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies, and instrumentalities, the interest on which is exempt from federal income tax. An opinion as to the tax-exempt status of a municipal security generally is rendered to the issuer by the issuer's counsel at the time of issuance of the security.


    Municipal securities are used to raise money for various public purposes such as constructing public facilities and making loans to public institutions. Certain types of municipal bonds are issued to obtain funding for privately operated facilities. Further information on the maturity and funding classifications of municipal securities is included in the Statement of Additional Information.


    Yields on municipal securities vary, depending on a variety of factors, including the general condition of the financial markets and of the municipal securities market, the size of a particular offering, the maturity of the obligation and the credit rating of the issuer. Like other interest-bearing securities, the value of municipal securities changes as interest rates fluctuate. For example, if interest rates increase from the time a security is purchased, the security's value and sales price generally will be less than its purchase cost. Conversely, if interest rates decline from the time a security is purchased, the security's value and sales price may be greater than its purchase cost. Generally, municipal securities of longer maturities produce higher current yields than municipal securities with shorter maturities but are subject to greater price fluctuation due to changes in interest rates, tax laws and other general market factors. Lower-rated municipal securities generally produce a higher yield with shorter maturities than higher-rated municipal securities due to the perception of a greater degree of risk as to the ability of the issuer to pay principal and interest.



    The Tax Free Fund may purchase municipal bonds for which the payments of principal and interest are secured by an escrow account of securities backed by the full faith and credit of the U.S. government ("defeased") and municipal securities whose principal and interest payments are insured by a commercial insurance company as long as the underlying credit is investment grade (BBB or better by S&P and Fitch and Baa or better by Moody's) ("insured"). The Tax Free Fund may also purchase unrated securities of issuers which SM&R believes would have been rated BBB or Baa had the issuer requested a rating from S&P, Fitch or Moody's. Such implied investment grade rating will be determined by SM&R upon its performance of a credit analysis of the issue and the issuer. Such credit analysis may consist of a review of such items as the issuer's debt characteristics, financial information, structure of the issue, liquidity of the issue, quality of the issuer, current economic climate, financial adviser, and underwriter. Insured and defeased bonds are further described in the Statement of Additional Information. In general, these types of municipal securities will not be treated as an obligation of the original municipality for purposes of determining industry concentration.


    OTHER INVESTMENTS--The Tax Free Fund may purchase "floating rate" and "variable rate" obligations. These obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices on pre-designated dates. See the Statement of Additional Information for details of these types of investments.



    The Fund may purchase and sell municipal securities on a "when-issued" and "delayed-delivery" basis (See "ADDITIONAL INVESTMENT POLICIES AND
TECHNIQUES--When Issued and Delayed Delivery Purchases" below). Zero coupon bonds may also be purchased as part of the Tax Free Fund portfolio and are explained above under the Government Bond Fund.



PRIMARY FUND (FORMERLY, AMERICAN NATIONAL PRIMARY FUND SERIES)



    The investment objective of the Primary Fund is to seek maximum current income consistent with capital preservation and liquidity through investment primarily in commercial paper. Commercial paper is short-term unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. The Primary Fund will invest only in commercial paper which, at the date of such investment, is rated in one of the two top categories by one or more of the nationally recognized statistical rating organizations ("NRSROs") (See the "Appendix" hereto for information about such ratings and such rating organizations).



    OTHER INVESTMENTS--The Primary Fund may invest in (i) U.S. Government Obligations (See the "Government Bond Fund" above for an explanation of U.S. Government Obligations); (ii) other corporate obligations, such as bonds, debentures or notes maturing in five (5) years or less at the time of purchase which at the date of the investment are rated "A" or higher by an NRSRO; and
(iii) negotiable certificates of deposit of banks (including U.S. dollar denominated obligations of foreign branches of U.S. banks and U.S. branches of foreign banks and savings and loan associations and banker's acceptances of U.S. banks which banks and savings and loan associations have total assets at the date of investment (as of the date of their most recent published financial statements) of at least $1 billion (See "INVESTMENT OBJECTIVES AND POLICIES," "Certificates of Deposit" in the Statement of Additional Information for a description of the securities) and (iv) repurchase agreements with respect to any type of instrument in which the Primary Fund is authorized to invest even though the underlying instrument may mature in more than two (2) years. (See "Additional Investment Policies and Techniques--Repurchase Agreements.")



    Obligations of foreign branches of U.S. banks are subject to somewhat different risks than those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions which may adversely affect payment of principal and interest on the obligations, foreign withholding and other taxes on interest income, and difficulties in obtaining and enforcing a judgement against a foreign branch of a domestic bank. In addition, different risks may result from the fact that foreign branches of U.S. banks and U.S. branches of foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks. For instance, such branches may not be subject to the types of requirements imposed on domestic banks with respect to mandatory reserves, loan limitations, examinations, accounting, auditing, record keeping, and the public availability of information. Such obligations are not traded on any national securities exchange. While the Primary Fund does not presently invest in obligations of foreign branches of U.S. banks, it may do so in the future. Investments in such obligations will not be made in excess of 5% of the Primary Fund's total assets and will be made only when SM&R believes the risks described above are minimal.

MONEY MARKET FUND



    The investment objective of the Money Market Fund is to seek to achieve the highest current income consistent with the preservation of capital and maintenance of liquidity. The Money Market Fund seeks to achieve its objective by investing in short-term money market instruments determined to be of high quality by SM&R pursuant to guidelines established by the Company's Board of Directors. The Money Market Fund may invest in the following types of high quality debt obligations:



    (1) U.S. GOVERNMENT OBLIGATIONS. U.S. Government Obligations consist of marketable securities issued or guaranteed as to both principal and interest by the United States Government or by its agencies and instrumentalities. (See "Government Bond Fund" above for an explanation of U.S. Government Obligations).



    (2) CERTIFICATES OF DEPOSIT. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. The Money Market Fund will invest only in certificates of deposit of U.S. banks that have total assets in excess of $1 billion at the time of investment.



    (3) BANKER'S ACCEPTANCES. Banker's acceptances are short-term instruments issued by banks, generally for the purpose of financing imports or exports. An acceptance is a time draft drawn on a bank by the importer or exporter to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" and is an irrevocable obligation of the issuing bank.



    (4) COMMERCIAL PAPER. As discussed above under "Primary Fund," commercial paper is short-term unsecured promissory notes issued by corporations to finance short-term credit needs.



    (5) BONDS AND NOTES. The Money Market Fund may invest in corporate bonds or notes with a remaining maturity of one year or less.



    (6) COLLATERALIZED MORTGAGE OBLIGATIONS--As discussed above under "Government Bond Fund," CMOs are debt obligations collateralized by a portfolio or pool of mortgages, mortgage-backed securities, or U.S. Government securities.



    The Money Market Fund does not currently intend to invest in unrated securities, securities subject to demand features, floating rate instruments, securities subject to guarantees, and variable rate instruments.



    The Money Market Fund limits its investments to those short-term securities that the Board determines present minimal credit risk and that are "Eligible Securities" when acquired by the Fund. As used in this Prospectus, "Eligible Securities" means securities that are:



    (a) rated in one of the two highest short-term rating categories, or



    (b) whose issuer has another class of debt obligations rated in one of the two highest short-term rating categories.



To rely on a rating assigned to other debt obligations, those obligations must be of comparable priority and security. All ratings must have been issued by the requisite NRSROs. Currently, five organizations are NRSROs: Moody's Investor Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Fitch Investors Service, Inc., Duff and Phelps, Inc., and Thomson BankWatch Inc. A discussion of the ratings categories of S&P and Moody's is contained in the Appendix.



    The Money Market Fund generally limits its investments in securities, as follows:



    - It will not invest in securities issued by any one issuer, other than the U.S. Government, its agencies, or instrumentalities, in an amount that exceeds 5% of its total assets.



    - It will not invest more than 5% of its total assets in securities relying on ratings in the second highest rating category.

    - It will not invest more than 1% of its total assets in securities of any one issuer that rely on ratings in the second highest rating category.



(See "Investment Objectives and Policies" in the Statement of Additional Information for a more detailed explanation of the investment categories.) The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, and will not invest in any security with a remaining maturity of over 397 days (13 months).



    Investments in money market instruments are subject to the ability of the issuer to make payment at maturity. In addition, the Money Market Fund's performance will vary depending on changes in short-term interest rates. However, both the financial and market risks of investment in the Money Market Fund may be expected to be less than for any other Fund. By limiting its investments to Eligible Securities, the Money Market Fund may not achieve as high a level of current income as a fund investing in lower-rated securities.


                 ADDITIONAL INVESTMENT POLICIES AND TECHNIQUES


    The following investment policies and techniques are available to one or more of the Funds:



    LENDING OF SECURITIES. In order to increase the return on its investment, the Government Bond Fund may lend portfolio securities to broker-dealers and other financial institutions in amounts up to 10% of the value of that Fund's net assets. Loans of portfolio securities will always be collateralized by cash equal to at least 102% of the market value of the securities loaned including accrued interest and will be made to borrowers deemed by SM&R to be creditworthy. Lending portfolio securities involves risk of delay in the recovery of the loaned securities and in some cases the loss of rights in the collateral should the borrower fail financially (See the Statement of Additional Information).



    WHEN-ISSUED AND DELAYED DELIVERY PURCHASES. The Government Bond Fund and Tax Free Fund may purchase and sell portfolio securities on a "when-issued" and "delayed delivery" basis. The price of such securities is fixed at the time the commitment to purchase is made, but delivery and payment for such securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund.These transactions are subject to market fluctuation; the value of the securities at delivery may be more or less than their purchase price; and yields generally available on comparable securities when delivery occurs may be higher than yields on the securities obtained pursuant to such transactions. While awaiting delivery of the securities purchased on a when-issued and delayed delivery basis, each of these Funds will hold in a segregated account cash, short-term money market instruments, high quality debt securities, or portfolio securities sufficient to cover any commitment or limit any potential risk. (See "When Issued and Delayed Delivery Transactions" in the Statement of Additional Information).



    REPURCHASE AGREEMENTS. Each Fund may occasionally enter into repurchase agreements. Under a repurchase agreement, the Fund will acquire and hold an obligation (government security, certificate of deposit, or banker's acceptance) for not more than seven days, subject to the agreement by the seller (a Federal Reserve System member bank or a registered securities dealer) to repurchase the obligation at an agreed upon repurchase price and date, thereby determining the yield during the Fund's holding period. During the holding period, the seller must provide additional collateral if the market value of the obligation falls below the repurchase price. See the Statement of Additional Information for a further explanation.



    ILLIQUID SECURITIES. Each Fund (except the Money Market Fund) may invest up to 15%, and the Money Market Fund may invest up to 10%, of its net assets in illiquid securities, including foreign securities not listed on foreign or domestic exchanges and repurchase agreements maturing in excess of seven days.

    If otherwise consistent with its investment objective and policies, a Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which were issued under Section 4(2) of the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Board, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers may cease purchasing such restricted securities, the level of illiquidity of a Fund holding such securities may increase.



    RISK FACTORS. The risk inherent in investing in any Fund of the Company is a risk common to any security. That is, the value of a Fund's shares will fluctuate in response to changes in economic conditions, interest rates and the market's perception of the underlying portfolio securities held by that Fund. Market prices of the securities in which a Fund invests will fluctuate and will tend to vary inversely with changes in prevailing interest rates. If interest rates increase from the time a security is purchased, such security might be valued and/or sold at a price less than its purchase cost. Conversely, if interest rates decline from the time a security is purchased, such security might be valued and/or sold at a price greater than its purchase cost. Substantial redemptions could require a Fund to sell portfolio securities at a time when a sale might not be favorable.



    Investments in U.S. Government Obligations are not all backed by the "full faith and credit" of the United States Government. Some are backed only by the rights of the issuer to borrow from the U.S. Treasury and others are supported only by the credit of the issuing instrumentality. No assurance can be given that the U.S. Government would lend money to or otherwise provide financial support to U.S. Government sponsored instrumentalities. The Primary Fund, consistent with its investment objective, will attempt to maximize yield by trying to take advantage of changing conditions and trends. It may also attempt to take advantage of what are believed to be disparities in yield relationships between different instruments. This procedure may increase or decrease the portfolio yield depending upon the Primary Fund's ability to correctly time and execute such transactions. Although the Primary Fund's assets will be invested in securities with short maturities, the Primary Fund will manage its portfolio as described above. (See "PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION" in the Statement of Additional Information.)



    The Tax Free Fund's ability to achieve its objective depends partially on the prompt payment by issuers of the interest on and principal of the municipal securities held. A moratorium, default, or other non-payment of interest or principal when due could, in addition to affecting the market value and liquidity of the particular security, affect the market value and liquidity of other municipal securities. Additionally, the market for municipal securities is often thin and can be temporarily affected by large purchases and sales. As a result, the Tax Free Fund will attempt to minimize risk by diversifying its investments by investing no more than 5% of its net assets in the securities of any one issuer (this limitation does not apply to investments issued or guaranteed by the U.S. Government or its instrumentalities) and by investing no more than 25% of its net assets in municipal securities issued in any one state or territory. Each political subdivision, agency, instrumentality, and each multi-state agency of which a state is a member will be regarded as a separate issuer for the purpose of determining diversification.



                            THE FUNDS AND MANAGEMENT



    A Board consisting of nine directors has overall responsibility for overseeing the affairs of the Company in a manner reasonably believed to be in the best interest of shareholders. The Board has delegated to SM&R, the Fund's investment adviser, the management of the Company's day-to-day business and affairs. In addition, SM&R invests the Company's assets, provides administrative services, and serves as transfer agent, custodian, dividend paying agent, and underwriter.

    SM&R is a wholly-owned subsidiary of American National Insurance Company
("American National"). As of September   , 1998, the Moody Foundation, a private
foundation, owned approximately [   ]% of American National's common stock and
the Libbie Shearn Moody Trust, a private trust, owned approximately [   ]% of
such shares. SM&R was incorporated in 1964 and has managed investment companies since 1966. SM&R also is investment adviser to three other registered investment companies: American National Growth Fund, Inc., American National Income Fund, Inc., and American National Triflex Fund, Inc. (the "SM&R Equity Funds," and collectively with SM&R Investments, Inc., the "SM&R Family of Funds"). SM&R also serves as investment adviser to the American National Investment Accounts, Inc., an investment company used to fund benefits under contracts issued by American National and for The Moody National Bank of Galveston (the "Bank"), a national bank. SM&R does and may, from time to time, serve as investment adviser to other clients including employee benefit plans, other investment companies, banks, foundations and endowment funds.



    The following persons are officers of both SM&R and the Company: Michael W. McCroskey, Vera M. Young, Emerson V. Unger, Teresa E. Axelson and Brenda T. Koelemay.


PORTFOLIO MANAGEMENT


    While the following individuals are primarily responsible for the day-to-day portfolio management of their respective Funds, all accounts are reviewed on a regular basis by SM&R's Investment Committee to ensure that they are being invested in accordance with investment polices.



    VERA M. YOUNG, VICE PRESIDENT OF SECURITIES MANAGEMENT AND RESEARCH, INC., VICE PRESIDENT, PORTFOLIO MANAGER OF THE PRIMARY FUND AND THE MONEY MARKET FUND. Ms. Young has served as Portfolio Manager of the Primary Fund and the Money Market Fund since each such Fund's inception (1993 and 1998, respectively). She also serves as Portfolio Manager of the Money Market Portfolio of American National Investment Accounts, Inc., a series mutual fund used exclusively for variable contracts issued by American National. Ms. Young also serves as Assistant Vice President, Securities for American National. Ms. Young has been managing fixed income investments for American National since 1987 and has served as portfolio manager for various funds for over ten years.



    TERRY E. FRANK, VICE PRESIDENT, PORTFOLIO MANAGER OF THE GOVERNMENT BOND FUND AND TAX FREE FUND. Ms. Frank has served as Portfolio Manager of the Government Bond Fund since 1993 and the Tax Free Fund since its inception. She joined SM&R's investment staff in 1991 and prior to that time she held positions with American Capital Asset Management and Gibraltar Savings Association as a securities analyst and Equitable Investment Services as a research analyst.


ADVISORY AGREEMENT


    Under the Advisory Agreements with the Company, SM&R is paid an investment advisory fee, which is calculated separately for each Fund, as compensation for its services. The Agreements provide that SM&R will receive advisory fees as set forth below.



    GOVERNMENT BOND FUND AND TAX FREE FUND--A monthly investment advisory fee is computed by applying to the average daily net asset value of the Government Bond Fund and the Tax Free Fund each month one-twelfth (1/12th) of the annual rate as follows:



                                                                            INVESTMENT ADVISORY
ON THE PORTION OF EACH FUND'S AVERAGE DAILY NET ASSETS                        FEE ANNUAL RATE
--------------------------------------------------------------------------  -------------------
Not exceeding $100,000,000................................................           0.50%
Exceeding $100,000,000 but not exceeding $300,000,000.....................           0.45%
Exceeding $300,000,000....................................................           0.40%

    MONEY MARKET FUND AND PRIMARY FUND--An investment advisory fee is computed and paid monthly at the annual rate of 0.50% of the Money Market Fund's and Primary Fund's average daily net asset value.



    After applicable fee waivers, SM&R received total advisory fees from the Government Bond Fund, Tax Free Fund, and Primary Fund for the fiscal year ended
August 31, 1998 which represented [   ]%, [   ]%, and [   ]%, respectively, of
each such Fund's average daily net assets. The Money Market Fund was not in operation during the fiscal year ended August 31, 1998.


ADMINISTRATIVE SERVICE AGREEMENT


    Under its Administrative Service Agreement with the Company, SM&R also receives a management and administrative service fee from each Fund which is computed by applying to the aggregate average daily net asset value of each Fund each month one-twelfth (1/12th) of the annual rate as follows:



                                                                       ADMINISTRATIVE SERVICE
                    ON THE PORTION OF THE FUND'S                                 FEE
                      AVERAGE DAILY NET ASSETS                               ANNUAL RATE
--------------------------------------------------------------------  -------------------------
Not exceeding $100,000,000..........................................              0.25%
Exceeding $100,000,000 but not exceeding $200,000,000...............              0.20%
Exceeding $200,000,000 but not exceeding $300,000,000...............              0.15%
Exceeding $300,000,000..............................................              0.10%



    SM&R has agreed to pay (or to reimburse each Fund for) each Fund's regular operating expenses (including the advisory fee and administrative service fee, if any, paid to SM&R, but exclusive of "12b-1 fees," Class-specific expenses,interest, taxes, commissions , and other expenses incidental to portfolio transactions) in excess of 1.25% (0.35% for the Money Market Fund) per year of such Fund's average daily net assets. SM&R received administrative
service fees of [   ]% for the Government Bond Fund; [   ]% for the Primary
Fund; and [   ]% for the Tax Free Fund for the fiscal year ended August 31, 1998 of each Fund's average daily net assets. The Money Market Fund was not in operation during the fiscal year ended August 31, 1998.


FEE WAIVERS


    In order to improve the yield and total return of any Fund of the Company,SM&R may from time to time voluntarily waive or reduce all or any portion of its advisory fee, administrative fee, and/or assume certain or all expenses of any Fund of the Company while retaining its ability to be reimbursed for such fees prior to the end of the fiscal year. Fee waivers and/or reductions, other than those stated in the Administrative Service Agreement, may be rescinded by SM&R at any time without notice to investors. SM&R has agreed to continue to waive the advisory fee for the Tax Free Fund and reimburse regular operating expenses incurred by the Government Bond and Primary Funds to the extent that total expenses (exclusive of the "12b-1 fees" and Class-specific expenses) exceed average daily net assets as follows: Primary Fund--.80% and Government Bond Fund--1.00%.



DISTRIBUTION AND SHAREHOLDER SERVICING PLAN



    The Company adopted a Distribution and Shareholder Servicing Plan (the "12b-1 Plan") pursuant to Rule 12b-1 under the 1940 Act for the Class A, Class B, Class C, and Class J shares of the Government Bond Fund and the Tax Free Fund (as defined above, the "Multi-Class Funds"). The 12b-1 Plan provides that SM&R will provide distribution and/or shareholder services to the Class A, Class B, and Class C shares of the Multi-Class Funds (the "12b-1 Classes").

    For each 12b-1 Class, SM&R is entitled to receive a Distribution Fee and/or Service Fee, as applicable, computed as an annual percentage of the value of the average daily net assets of the Multi-Class Fund attributable to that Class, as follows:



                                                            DISTRIBUTION  SERVICE   TOTAL 12b-1
CLASS                                                         FEE(1)      FEE(1)        FEE
----------------------------------------------------------  -----------  ---------  -----------
Class A Shares: Front-End Load............................          (0)      0.25%       0.25%
Class B Shares: Back-End Load (CDSC)......................       0.50%       0.25%       0.75%
Class C Shares: Level Load................................       0.75%       0.25%       1.00%


------------------------


(1) The Distribution Fee and/or Service Fee, as applicable, to be paid under the 12b-1 Plan will be calculated daily (as a percentage of average daily net assets) and paid periodically.



    The purpose of the Distribution Fee is to compensate SM&R, or enable SM&R to compensate other persons, including any distributor of shares of the 12b-1 Classes, for services that are primarily intended to result in or primarily attributable to the sale of the 12b-1 Classes ("Selling Services"). The purpose of the Service Fee is to compensate SM&R, or enable SM&R to compensate other persons, for providing ongoing servicing to shareholders of the Funds ("Shareholder Services"). "Selling Services" include the training and supervision of sales personnel; advertising, marketing, and other promotional expenses, including the costs of preparing and printing sales literature; printing prospectuses and statements of additional information and distributing them to prospective investors in 12b-1 Classes; and distributing shares of the 12b-1 Classes. Payments for Selling Services may include payment for overhead and other office expenses that are related to the distribution of the 12b-1 Classes. SM&R also may reimburse the expenses of persons who provide support services in connection with the distribution of the 12b-1 Classes, and may make payments to financial intermediaries that sell shares of the 12b-1 Classes. "Shareholder Services" include all forms of shareholder liaison services that SM&R deems appropriate, including maintaining shareholder accounts, providing shareholder liaison services, responding to customer inquiries, and providing shareholders with information on their investments and about the 12b-1 Classes.


                             HOW TO PURCHASE SHARES


    You may purchase shares of a Fund from registered representatives of SM&R, from authorized broker-dealers, or directly from SM&R. Such purchases will be at the offering price (the "Offering Price") for such shares determined as and when provided below (See "DETERMINATION OF OFFERING PRICE"). SM&R will send you a monthly confirmation for any month in which your account is active. You should carefully review the monthly confirmation and promptly report any discrepancies to SM&R. You may make initial and subsequent purchases directly through SM&R at the following address:


    Securities Management and Research, Inc.

    One Moody Plaza, 14th Floor

    Galveston, Texas 77550


    Certificates are not normally issued for shares of each Fund in an effort to minimize the risk of loss or theft. However, SM&R confirms investors' purchases and credits such purchases to their accounts on the books maintained by SM&R. Investors have the same rights of share ownership as they would if certificates had been issued.



    OPENING AN ACCOUNT: To purchase shares, you must submit an account application(the "Account Application") which includes the purchaser suitability form (the "Suitability Form"). If you would like to take advantage of the electronic services available, please complete the Electronic Transfer Options section of the Account Application. Special forms are required when establishing an IRA or 403(b) plan. Please call Investor Services at (800) 231-4639 and request special forms when establishing retirement plans. Keep in mind when opening an account that transactions by telephone between different accounts will only be permitted if the accounts are registered in the identical name.



    MINIMUM PURCHASE REQUIREMENT: The minimum initial investment requirement is $100 for the Government Bond Fund and the Tax Free Fund, and $1000 for the Money Market Fund and the Primary Fund. The minimum amount of any subsequent purchase is $20 for the Government Bond Fund and the Tax Free Fund, and $100 for the Money Market Fund and the Primary Fund. These initial investment minimums are waived when purchases are part of certain systematic investment programs (See "SPECIAL PURCHASE PLANS AND SERVICES" for additional information on reduction of the minimums). The Company reserves the right to reject any purchase.



    PURCHASES BY MAIL: Make your check(s) payable to SM&R and send the check(s) to the address indicated above. Please note that third party checks will not be accepted to open a new account, except for IRA Rollover checks that are properly endorsed. If you make subsequent investments by mail, you must indicate your name, account number, and the name of the Class and the Fund being purchased. You may use the remittance slip attached to the confirmation statement.



    PURCHASES BY WIRE: To ensure proper crediting of a wire investment, you must have an executed Account Application and Suitability Form on file with the transfer agent. You may then wire your investment by providing the following instructions to your bank:



    The Moody National Bank of Galveston ABA #133100091



    Securities Management and Research, Inc. #035 868 9



    Name of Class and Fund (E.G., Class A of the Government Bond Fund)



    Fund Account Number (number appears on your confirmation statement)



    Your Name (E.G., Mary Smith)



    If wires are received after 3:00 p.m. Central Time or during a Bank holiday or SM&R business holiday, purchases will be made at the price determined on the next business day. A wire fee in the amount of $8.00 will be charged the investor for wires under $5,000.



    PURCHASES BY EXCHANGE: Call Investor Services if you have established telephone exchange privileges on your account. See "SPECIAL PURCHASE PLANS AND SERVICES--Exchange Privilege" for procedures and additional information relating to telephone exchanges. For limitations on exchanges see "Excessive Trading" also under "SPECIAL PURCHASE PLANS AND SERVICES."


                         WHEN ARE PURCHASES EFFECTIVE?


    Purchases received in proper form by SM&R prior to the close of the New York Stock Exchange (currently 3:00 p.m. Central Time) (the "Exchange") on any SM&R business day, or received prior thereto on any SM&R business day by a securities dealer having a dealer contract with SM&R and reported to SM&R prior to SM&R's close of business (currently 4:30 p.m. Central Time) on the same day, will be effective and executed at the applicable Offering Price determined at the close of the Exchange on that day. It is the responsibility of any such dealer and not SM&R to establish procedures to assure that purchases received before the close of the Exchange on an SM&R business day will be reported to SM&R before SM&R's close of business on that same day. Purchases received after the close of the Exchange, on customary national business holidays, or on an SM&R holiday will be effective upon and made at the Offering Price determined as of the close of the Exchange on SM&R's next business day that such Exchange is open for trading.


    If payments for purchases are transmitted by bank wire to the Bank and reported to SM&R prior to the close of the Exchange on any SM&R business day, the investor will purchase at the Offering Price determined and become a shareholder as of the close of the Exchange on that same day. Purchases by wire payments reported by the Bank to SM&R after the close of the Exchange, on customary national business holidays, or on an SM&R holiday, will be effective on and made at the Offering Price determined on SM&R's next business day. Procedures for transmitting Federal Funds by wires are available at any national bank or any state bank which is a member of the Federal Reserve System.



    SM&R's business holidays are Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, the Friday following Thanksgiving Day, two (2) days at Christmas, and New Years Day. If Christmas Day is a weekday other than Monday, Christmas Day and Christmas Eve Day are business holidays. If Christmas Day is Monday, Christmas Day and the preceding Friday will be business holidays. If Christmas Day is a Saturday, the preceding Thursday and Friday will be business holidays. If Christmas Day is a Sunday, the preceding Friday and the following Monday will be business holidays. If New Years Day is a Saturday, the preceding Friday will be a business holiday, and if New Years Day is a Sunday, the following Monday will be a business holiday.


                        DETERMINATION OF OFFERING PRICE


    Each Fund's Offering Price is determined once each day and is comprised of that Fund's net asset value plus the sales charge, if any, computed at the rate set forth in the applicable tables for the Classes below. Shares of the Single-Class Funds may be purchased without a sales charge. Accordingly, the Offering Price for shares of each Single Class Fund is that Fund's net asset value.



    Net asset value per share is determined by dividing the market value of the securities owned by the Fund or Class thereof, plus any cash or other assets (including dividends accrued but not collected), less all liabilities of such Fund or Class (including accrued expenses but excluding capital and surplus), by the number of shares of the Fund or Class outstanding. Net asset value is currently determined as of 3:00 p.m. Central Time on each business day. Although the legal rights of the Classes of the Multi-Class Funds are substantially identical, the different expenses borne by each Class will result in different net asset values and dividends for each Class.



    The Money Market Fund values all of its securities using the amortized cost method, which does not take into account unrealized capital gains or losses. The amortized cost method of valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. (For a further discussion of the amortized cost method, see the Statement of Additional Information.) The other Funds use the amortized cost method only for valuing debt securities having maturities of 60 days or less. Debt securities with maturities in excess of 60 days are valued on the basis of prices provided by a pricing service or brokers.



    Although the legal rights of the Class A, Class B, and Class C shares of the Multi-Class Funds are substantially identical, the different expenses borne by each Class will result in different net asset values and dividends. The net asset value of the Class B and Class C shares generally will be lower than the Class A shares as a result of respective service and distribution (12b-1) fees charged.



    For a more complete description of the procedures involved in valuing various fund assets, see "Offering Price" in the Company's Statement of Additional Information.


                               MULTI-CLASS FUNDS


    The Government Bond Fund and the Tax Free Fund (as defined above, the "Multi-Class Funds") offer six classes of shares, including Class T shares (existing shareholders), Class A shares, Class B shares, Class C shares, Class Y shares (institutional shareholders), and Class J shares (network). You are encouraged to consider all of the Company's class alternatives and choose the one that fits your individual circumstances at the lowest level of fees. FOR MORE INFORMATION ON THE OTHER CLASSES OF SHARES OR TO REQUEST A PROSPECTUS FOR ANOTHER CLASS, INVESTORS MAY CONTACT INVESTOR SERVICES AT (800) 231-4639.



    Class A, B, and C shares are offered in this Prospectus. These Classes allow you to choose a sales charge structure that best suits your circumstances and preferences. You may purchase shares at the next determined net asset value plus, at your election, (i) a sales charge imposed at the time of purchase (the Class A "front-end load" shares); (ii) a contingent deferred sales charge and an annual distribution fee (the Class B "back-end load" shares), or (iii) an initial sales charge and an annual distribution fee and a 1.00% redemption fee during the first 13 months (the Class C "level load" shares).



    The Multi-Class Funds' other three classes of shares are offered through separate prospectuses. Class T shares are sold only to investors that became
shareholders of the Company prior to September   , 1998 and to certain
designated persons set forth from time to time in the prospectus for the Class T shares. Class Y shares are offered to certain institutional shareholders, as set forth from time to time in the prospectus for the Class Y shares. Class J shares are offered pursuant to special "network" distribution arrangements that are set forth in the prospectus for the Class J shares. Class T, Class Y, and Class J shares are subject to different sales charges and other expenses. Accordingly, Class T, Class Y, and Class J shares each may have an expense ratio and performance that differs from those of the Company's other classes.



    Each Class of shares of a Multi-Class Fund represents an interest in the same portfolio of investments and each Class has the same rights as the other Classes, except that each Class bears its own expenses. The net income attributable to each Class and the dividends payable on the shares of that Class will be reduced by the amount of the service and distribution (12b-1) fees of that Class. Class B and Class C shares are subject to higher distribution fees, which will cause such Classes to have a higher expense ratio and pay lower dividends than the Class A shares.



    Class A Shares (Front-End Load): Class A shares are subject to an initial sales charge of up to 4.75% of the public offering price and an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares. Purchasers of Class A shares may qualify for a reduction or waiver of initial sales charges, as set forth in the chart below and under "Reduction and/or Waiver of Initial Sales Charges." If you invest $1 million or more in Class A shares, there is no initial sales charge, but such shares will be subject to a contingent deferred sales charge ("CDSC") of 1.00% of the offering price on redemptions within 13 months of purchase.



    The offering price of Class A shares is the next determined net asset value plus a sales charge (calculated as a percentage of the offering price) shown in the following table:



                                                                               DISCOUNT TO
                                      SALES CHARGE AS   SALES CHARGE AS A  SELECTED DEALERS AS
                                      A PERCENTAGE OF   PERCENTAGE OF NET    A PERCENTAGE OF
AMOUNT OF INVESTMENT                   OFFERING PRICE    AMOUNT INVESTED     OFFERING PRICE*
------------------------------------  ----------------  -----------------  -------------------
Less than $50,000...................          4.75%             [   ]               3.75%
$50,000 but less than $100,000......           4.5%              4.7%                4.0%
$100,000 but less than $250,000.....           3.5%              3.6%                3.0%
$250,000 but less than $500,000.....           2.5%              2.6%                2.0%
$500,000 but less than
  $100,000,000......................           1.5%             [   ]               1.00%
$1,000,000 and over.................       None**             None                None


------------------------


 * For Class A shares (as well as for shares of the Primary and Money Market Funds), SM&R may, in certain circumstances, provide compensation (from its own profits and resources) to broker-dealers in addition to these discounts. (See "OTHER INFORMATION CONCERNING THE FUNDS-Special Payments to Broker-Dealers.")



**  Subject to a CDSC of 1.00% on shares redeemed within 13 months of purchase.

    Class B Shares (Back-End Load): An investor pays no initial sales charge upon the purchase of Class B shares, but such shares are subject to a CDSC that declines from 3.00% to zero, calculated as a percentage of the amount invested, imposed on redemptions made within four years of purchase. Class B shares are subject to an annual 12b-1 fee of 0.75% of the average daily net asset value of the Class B shares.



    Class B shares are sold at net asset value subject to a CDSC (expressed as a percentage of the offering price) shown in the following table:



                                                                CONTINGENT DEFERRED SALES CHARGE
YEARS SINCE PURCHASE                                           (AS A PERCENTAGE OF OFFERING PRICE)
-------------------------------------------------------------  -----------------------------------
Year 1.......................................................                      3%
Year 2.......................................................                      2%
Year 3.......................................................                      1%
Year 4+......................................................                      0%



    If the net asset value of shares being redeemed has increased above the initial purchase price, no CDSC is imposed on amounts attributable to such increase in net asset value. No CDSC is assessed on shares derived from reinvestment of dividends or capital gain distributions. The Company will minimize any applicable CDSC payable by assuming that an investor (i) first redeems Class B shares owned through reinvested dividends and capital gains distributions, and (ii) next redeems Class B shares held the longest.



    Class B shares convert automatically to the appropriate number of Class A shares of equal dollar value after the investor has owned the Class B shares for eight (8) years. Dividends and other distributions paid to an investor in the form of additional Class B shares also will convert to Class A shares on a pro-rata basis. The conversion benefits shareholders because Class A shares are subject to a lower ongoing 12b-1 fee. If an investor converts Class B shares of a Multi-Class Fund for Class B shares of another fund in the SM&R Family of Funds, the purchase date of the original investment will be used to determine the appropriate conversion date.



    Class C Shares (Level Load): A sales charge of 1.00% is assessed on initial investments in Class C shares as a percentage of offering price. A contingent deferred sales charge of 1.00% is also assessed on redemptions of Class C shares during the first thirteen months after purchase. Class C shares are subject to an annual 12b-1 fee of 1.00% of the average daily net asset value of the Class C shares.



REDUCTION AND/OR WAIVER OF INITIAL SALES CHARGES (CLASS A SHARES)



    DISCOUNTS THROUGH CONCURRENT PURCHASES. To qualify for a reduced sales charge on the Class A shares, you may combine concurrent purchases of Class A shares of funds in the SM&R Family of Funds at the respective sales charges applicable to each. Investors that are eligible to combine concurrent purchases to qualify for a reduced sales charge include:


    (1) Any individual;

    (2) Any individual, his or her spouse, and trusts or custodial accounts for their minor children;

    (3) A trustee or fiduciary of a single trust estate or single fiduciary account.


    DISCOUNTS THROUGH A RIGHT OF ACCUMULATION. If you already own Class T or Class A shares of another fund in the SM&R Family of Funds, you may be able to receive a discount when you buy additional shares. The offering value of the shares you already own may be "accumulated"--I.E., combined together with the offering value of the new shares you plan to buy--to achieve quantities eligible for discount. See "SPECIAL PURCHASE PLANS" in the Statement of Additional Information for further information about certain rules that apply when taking advantage of the right of accumulation.

    LETTER OF INTENT. You may qualify immediately for a reduced sales charge on purchases of Class A shares of funds in the SM&R Family of Funds by completing the Letter of Intent section of the Account Application. Under a Letter of Intent, an investor expresses an intention to purchase, within 13 months of the initial investment, a specified amount of Class A shares in the funds of the SM&R Family of Funds which, if made concurrently, would qualify for a reduced sales charge. Upon execution of the Letter of Intent, the investor must make a minimum initial investment equal to ten percent (10%) of the amount necessary to qualify for the applicable reduced sales charge. To assure that the full applicable sales charge will be paid if the intended purchase is not completed, five percent (5%) of the total intended purchase amount will be held in escrow in shares of the funds of the SM&R Family of Funds registered in the investor's name. Shares held in escrow under a Letter of Intent are not eligible for the exchange privilege until the Letter of Intent is completed or canceled. A Letter of Intent does not represent a binding obligation on the part of the investor to purchase or the SM&R Family of Funds to sell the full amount of shares specified. (See the Investor's Letter of Intent on the Account Application and "SPECIAL PURCHASE PLANS" in the Statement of Additional Information.)



REDUCTION AND/OR WAIVER OF CONTINGENT DEFERRED SALES CHARGE (CLASS B SHARES)



    Contingent deferred sales charges on Class B shares will be waived on redemptions:



    (1) following the shareholder's (or in the case of joint accounts, all registered joint owners') death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code (the "Code") (provided SM&R is notified of such death or disability at the time of the redemption request and is provided with satisfactory evidence of such death or disability);



    (2) in connection with certain distributions from IRAs, custodial accounts maintained pursuant to Code Section 403(b), and plans qualified under Code Section 401 (collectively, "Retirement Plans"); or



    (3) not exceeding 10% per year of the amount otherwise subject to the CDSC (amounts not subject to a CDSC, such as appreciation and reinvested dividends, are withdrawn first).



WAIVER CATEGORY (1) ABOVE APPLIES ONLY TO REDEMPTIONS:



    (a) made within one year following death or initial determination of disability; and



    (b) of Class B shares held at the time of death or initial determination of disability.



WAIVER CATEGORY (2) ABOVE APPLIES ONLY TO REDEMPTIONS RESULTING FROM:



    (a) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older;



    (b) in kind transfers of assets where the participant or beneficiary notifies SM&R of such transfer no later than the time such transfer occurs;



    (c) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B shares of one or more funds in the SM&R Family of Funds;



    (d) tax-free returns of excess contributions or returns of excess deferral amounts; and



    (e) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.



FUND AND CLASS EXPENSES



    Expenses that are directly attributable to a particular Class of shares ("Class Expenses") will be borne solely by that Class. Class expenses include:
(1) asset-based distribution fees and shareholder service fees; (2) transfer agency fees attributable to a particular Class; (3) expenses related to preparing, printing, mailing, and distributing materials such as shareholder reports, prospectuses, and proxy statements to current shareholders of a specific Class; (4) state and federal registration fees incurred by a specific Class; (5) litigation and other legal expenses relating to a particular Class; (6) directors' fees and expenses incurred as a result of issues relating solely to a particular Class; (7) accounting, audit, and tax expenses relating to a specific Class; (8) the expenses of administrative personnel and services required to support the shareholders of a specific Class; and (9) fees and other payments made to entities performing services for a particular Class, including account maintenance, dividend disbursing, or subaccounting services.



    Class Expenses may be waived or reimbursed by SM&R, the Fund's investment adviser and distributor. Investment advisory fees, custodial fees, and other expenses relating to the management of the Company's assets shall not be allocated on a class-specific basis. Income, realized and unrealized capital gains and losses, and expenses that are not allocated to a specific Class shall be allocated to each Class on the basis of the proportionate net assets of that Class in relation to the net assets of the Multi-Class Fund.



    All direct sales expenses for the Primary Fund and the Money Market Fund, including the cost of prospectuses for prospective shareholders, are paid by SM&R, and no sales expense is borne by those Funds.



    For additional information about the expenses of the Funds, see the Statement of Additional Information.


                      SPECIAL PURCHASE PLANS AND SERVICES


    In addition to the special plans, described above, that permit you to reduce the initial sales charge assessed on Class A shares, the Company offers other services and plans that are designed to facilitate investment in the Funds. At this time, there is no charge to you for these services. The Company may impose fees for such services in the future. Be aware, however, that if you elect to participate in the ACH plan described below, you should check with your financial institution for any additional charges imposed for this service. For additional information contact your registered representative or SM&R.



    ELECTRONIC TRANSFERS (ACH). The electronic transfer option allows you to move money between your Fund account(s) and your bank, savings and loan, or credit union account using the Automated Clearing House ("ACH") network. To arrange for electronic transfers, complete the relevant section of the Account Application at the time you open your account and specify the type of service or services desired. Attach a voided, pre-printed check or deposit slip from your checking, savings and loan or credit union account. PASSBOOK SAVINGS ACCOUNTS ARE NOT ELIGIBLE FOR THE ELECTRONIC TRANSFER OPTION. ADDITIONALLY, YOUR BANK MUST BE A MEMBER OF THE AUTOMATED CLEARING HOUSE (ACH) NETWORK FOR YOU TO TAKE ADVANTAGE OF THIS SERVICE. You will receive a confirmation verifying initialization of the electronic transfer option and may begin conducting transactions in your account(s) under this option three (3) weeks after receipt of the verification notice from SM&R. If you elect this option after your account is established, it may be necessary for you to obtain a signature guarantee for all individuals named on the account(s).



    GROUP SYSTEMATIC INVESTMENT PLAN. SM&R can establish a Group Systematic Investment Plan with an employer having 5 or more participants under a single payroll deduction arrangement. The Minimum Initial Investment amount requirement per account is waived for such plans. However, all other investment amount minimums apply. Contact SM&R for further information regarding such plans.



    TELEPHONE SERVICES. You can take advantage of this service by completing the appropriate sections of the Account Application when opening your account. Through this service, you will be able to purchase by ACH, redeem and exchange shares on those accounts for which you have an executed Account Application on file, and have received written verification from SM&R that the service has been initialized as explained under Electronic Transfers above. If this option is elected after your account is established, it may be necessary for you to obtain a signature guarantee for all individuals named on the account(s). PLEASE NOTE THAT THE TELEPHONE REDEMPTION OPTION IS NOT AVAILABLE TO RETIREMENT PLANS.

    The Funds have implemented the following security procedures intended to protect your account from losses resulting from unauthorized or fraudulent telephone instructions: The caller will be required to know (i) the name of the Fund or Funds; (ii) all digits of the account number; (iii) the exact name and address used in the registration(s); and (iv) the Social Security or Employer Identification Number listed on the account(s). Additionally, all telephone transactions will be recorded for your protection.

    Neither the Funds nor SM&R will be responsible for the authenticity of transaction instructions received by telephone which comply with the current security procedures and other requirements. SM&R believes that such security procedures and other requirements are reasonable and, if followed, you should bear the risk of any losses resulting from unauthorized or fraudulent telephone transactions on your account(s).


    AUTOMATIC INVESTMENT PLAN. Through this plan, a specified amount is electronically transferred (via ACH) from your bank account and invested monthly, bi-monthly, quarterly, or annually into the designated fund(s) at the applicable offering price determined on the date of the electronic transfer.



    WEALTH ACCUMULATION ACCOUNT. Shareholders having account balances of at least $2,500 in the Money Market Fund may open a Wealth Accumulation Account, which will provide them with an automatic dollar cost averaging plan. Automatic monthly purchases of the shares of other funds in the SM&R Family of Funds may be made by exchanges from the shareholder's Money Market Fund Wealth Accumulation Account. Purchases of the other funds must be at least $50 and, unless terminated by the shareholder, will continue as long as the balance of the Money Market Fund Wealth Accumulation Account is sufficient. Additional investments may be made to a Money Market Fund account designated as a Wealth Accumulation Account to extend the purchase period under the plan. However, if additional investments are received by SM&R less than ten (10) days prior to the 20th of the month, such investments will not be available for use under the Wealth Accumulation Account until the 20th of the following month. If the 20th of the month is an SM&R holiday, the purchase will be processed on the next business day.



    Purchases made will be subject to the applicable sales charge of the fund whose shares are being purchased. Changes in amounts to be purchased, the funds being purchased, and termination of a Wealth Accumulation Account will be made within five (5) business days after written instructions are received by SM&R in proper form (I.E., signed by the owner(s) of record exactly as registered).



    Shareholders' rights to make additional investments, to exchange shares, and to redeem shares in the Money Market Fund and any of the funds in the SM&R Family of Funds are not affected by a shareholder's participation in a Wealth Accumulation Account. However, check writing privileges and expedited redemption by telephone are not available for the Money Market Fund accounts designated as a part of the Wealth Accumulation Account.



    Primary Fund shareholders that opened a Primary Fund Wealth Accumulation
Account prior to September   , 1998 will be permitted to continue using the
Account subject to the terms applicable to a Money Market Fund Wealth Accumulation Account, described above.



    EXCHANGE PRIVILEGE. As an investor in a Fund, you are permitted to exchange shares that you own in a Fund with shares of another fund in the SM&R Family of Funds without the payment of an exchange fee, subject to certain conditions. Exchanges between a Fund and another fund in the SM&R Family of Funds are available only in states where the applicable funds are registered and the exchange may be legally made.



    MULTI-CLASS FUNDS (GOVERNMENT BOND FUND AND TAX FREE FUND).   You may
exchange Class A, Class B, or Class C shares that you own in a Multi-Class Fund, without an exchange fee, for shares of the corresponding Class of another fund in the SM&R Family of Funds. You also may exchange your Class A, Class B, or Class C shares for shares of a Single-Class Fund, provided that any applicable CDSC period has expired on the shares you wish to exchange (I.E.,13 months in the case of Class A and Class C shares and 3 years in the case of Class B shares) and you meet any minimum investment requirement for the shares you wish to acquire. Finally, you may exchange shares you own in any Class of a Multi-Class Fund for shares of another Class of that Fund, provided that you pay any difference in sales charges and any applicable CDSC period has expired on the shares you wish to exchange.



    SINGLE-CLASS FUNDS (PRIMARY FUND AND MONEY MARKET FUND). You may exchange shares you own in a Single-Class Fund for shares of the other Single-Class Fund or for shares of a Class of another fund in the SM&R Family of Funds, provided you pay any sales charge applicable to the acquired shares.



    You may acquire, through an exchange, shares of a Class with a CDSC. If you redeem those shares, the relevant CDSC, if any, will be calculated from the date that you initially purchased the original shares, rather than from the date of exchange.



    Shares of any fund in the SM&R Family of Funds held in escrow under a Letter of Intent are not eligible for the exchange privilege. Such shares will not be released from escrow until the balance invested during the period specified in the Letter of Intent equals or exceeds the amount required to be invested under the Letter of Intent or the shareholder requests, in writing, that the Letter of Intent be canceled and pays any adjustments in sales charge. After release from escrow, shares may be exchanged, provided all other applicable conditions are met.



    You may request an exchange by telephone or in writing. In order to exchange shares, the following requirements must be met: (a) the exchange must be made between accounts having identical registrations and addresses; (b) the shares of the fund of the SM&R Family of Fund acquired through exchange must be qualified for sale in the state in which you reside; (c) the dollar amount of the exchange must meet the minimum investment requirement applicable to the shares of the fund in the SM&R Family of Funds that you would acquire through the exchange;
(d) SM&R must have received full payment for the shares being exchanged; (e) your account must have been coded to reflect your certified taxpayer identification number, or, if applicable, an appropriate Internal Revenue Service Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status); (f) any shares that you wish to exchange must have been held for at least ten (10) business days; (g) certificates representing shares, if any, are returned before such shares are exchanged; and (h) you have received a prospectus for the shares you receive in the exchange.


    The exchange privilege is not an option or right to purchase shares but is permitted under the respective policies of the participating funds, and may be modified or discontinued by the participating funds or by SM&R at any time. ANY GAIN OR LOSS REALIZED ON AN EXCHANGE OR RE-EXCHANGE MAY BE RECOGNIZED FOR FEDERAL AND STATE INCOME TAX PURPOSES. YOU SHOULD CONSULT YOUR TAX ADVISOR FOR THE TAX TREATMENT AND EFFECT OF EXCHANGES.


    EXCESSIVE TRADING. Frequent trades, involving either substantial fund assets or a substantial portion of your account or accounts controlled by you, can disrupt management of the Company and raise the Company's expenses. We define "excessive trading" as exceeding one purchase and sale involving the same fund within any 120-day period.



    For example, you are in Fund X. You can move substantial assets from Fund X to Fund Y and, within the next 120 days, sell your shares in Fund Y to return to Fund X or move to Fund Z. If you exceed the number of trades described above, you may be barred indefinitely from further transactions between the participating funds.



    There are two types of transactions exempted from the excessive trading guidelines. They are (1) redemptions that are not part of exchanges and (2) systematic purchases or redemptions.


                                RETIREMENT PLANS


    The following retirement plans may be funded with shares of the Government Bond Fund, the Primary Fund, and the Money Market Funds: Individual Retirement Accounts (IRAs); Simplified

Employee Pension Plans (SEPs); 403(b) Custodial Accounts (TSAs), and corporate retirement plans. Information concerning IRAs and TSAs, and the forms necessary to adopt such plans, can be obtained by contacting your registered representative or calling SM&R. A regular Fund application should be used when establishing a corporate retirement plan. In connection with retirement plans, the minimum initial purchase for each Fund is $100. The minimum subsequent purchase is $20 for the Government Bond Fund and $100 for the Money Market and Primary Funds. SM&R acts as trustee or custodian for IRAs, SEPs, and TSAs for the Company. An annual custodial fee of $7.50 will be charged for any part of a calendar year in which an investor has an IRA, SEP, or TSA in the Company and will be automatically deducted from each account. An individual considering a retirement plan may wish to consult with an attorney or tax adviser.



    Because IRAs, SEPs, TSAs, and other qualified plans are exempt from federal income tax, they will be unable to benefit from the general tax-exempt nature of the Tax Free Fund. Accordingly, the Tax Free Fund is not generally considered to be suited for such plans or persons.


                          DIVIDENDS AND DISTRIBUTIONS


    The Government Bond Fund and Tax Free Fund will declare and pay dividends from net investment income monthly and net realized short-term or long-term capital gains, if any, annually.



    At 3:00 p.m. Central Time, on each day that the Exchange is open for trading other than SM&R's business holidays described above, the Primary Fund and the Money Market Fund each will declare a dividend of all of its net investment income to shareholders already of record. Such dividends will be paid monthly.



    Dividends and capital gains will be automatically reinvested at net asset value in additional shares of the Fund making such distribution unless SM&R is instructed otherwise in writing. Distributions not reinvested are paid by check or transmitted to your bank account through an ACH transaction, if elected. If the Postal Service cannot deliver your check, or if your check remains uncashed for six months, the Company reserves the right to reinvest your distribution check in your account at the net asset value on the business day of the reinvestment and to reinvest all future distributions in shares of the Company. Dividends and capital gains declared in December to shareholders of record in December and paid the following January will be taxable to shareholders as if received in December. This is a convenient way to accumulate additional shares and maintain or increase the shareholder's earning base. Of course, any shares so acquired remain at market risk.


    Shareholders have the right to change their election with respect to the receipt of distributions by notifying SM&R in writing, but any such change will be effective only as to distributions for which the record date is seven or more business days after SM&R has received the shareholder's written request.


    In order to be entitled to a dividend, an investor must have acquired shares of a Fund prior to the close of business on the record date. A shareholder should be cautioned, however, before purchasing shares of a Fund immediately prior to a distribution. Dividends and distributions paid by the Company have the effect of reducing net asset value per share on the record date by the amount of the payment. Therefore, a dividend or distribution of record shortly after the purchase of shares by an investor represents in substance, a return of capital.


                                     TAXES


    Each Fund of the Company is treated as a separate entity for federal income tax purposes. The Company has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code. The Company intends to distribute all of its net investment income and net realized capital gains to shareholders in a timely manner. Therefore, it is not expected that the Company will be required to pay federal income taxes.

    In order to qualify as a regulated investment company, each Fund of the Company must meet several requirements. These requirements include the following: (1) at least 90% of the Fund's gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies or other income (including gains from options, futures or forward contracts) derived in connection with the Fund's investment business and (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of the Fund's assets must consist of cash, United States Government securities, securities of other regulated investment companies and other securities (limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's assets may be invested in the securities of any issuer (other than United States Government Securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are determined to be engaged in similar or related trades or businesses.



    For federal income tax purposes, any income dividends derived from taxable investments which the shareholder receives from such Fund of the Company, as well as any distributions derived from net short-term capital gains are treated as ordinary income whether the shareholder has elected to receive them in cash or in additional shares. Distributions derived from net long-term capital gains will be taxable as long-term capital gains regardless of the length of time the shareholder has owned such Fund's shares and regardless of whether such distributions are received in cash or in additional shares. In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous years.



    Dividends paid by the Tax Free Fund that are derived from interest earned on qualifying tax-exempt obligations are expected to be "exempt-interest" dividends that shareholders may exclude from their gross income for federal income tax purposes if the Fund satisfies certain quarterly asset percentage requirements. To the extent that the Tax Free Fund invests in bonds, the interest on which is a specific tax preference item for federal income tax purposes ("AMT-Subject Bonds"), any exempt-interest dividends derived from interest on AMT-Subject bonds will be a specific tax preference item for purposes of the federal individual and corporate alternative minimum taxes. All exempt-interest dividends will be a component of the "current earnings" adjustment item for purposes of the federal corporate alternative minimum income tax. Current federal tax law limits the types and volume of securities qualifying for the federal income tax exemption of interest and may also affect the availability of municipal obligations for investment by the Fund and the value of the Fund's portfolio.



    Redemptions and exchanges of shares in each Fund of the Company are taxable events on which a shareholder may realize a gain or loss. Shareholders of the Tax Free Fund should be careful about redeeming shares immediately prior to the record date of an "exempt-interest dividend" because the redemption may cause the shareholder to realize a taxable gain even though a portion of the redemption proceeds may represent a pro rata share of tax exempt interest earned by the Fund. In addition, a loss on the sale or redemption of shares held by the shareholder of the Tax Free Fund for six months or less will be disallowed to the extent of any exempt-interest dividend received by the shareholder with respect to those shares. Shareholders should consult with their tax advisor concerning the tax reporting requirements in effect on the redemption or exchange of such shares.



    The Company may be required to report to the Internal Revenue Service ("IRS") any taxable dividends or other reportable payment (including share redemption proceeds) and withhold 31% of any such payments made to individuals and other non-exempt shareholders who have not provided a correct taxpayer identification number and made certain required certifications that appear in the Application. A shareholder may also be subject to backup withholding if the IRS or a broker notifies the Company that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding for previous under-reporting of interest or dividend income.

    Shareholders who are not U.S. persons for purposes of federal income taxation should consult with their financial or tax advisors regarding the applicability of U.S. withholding taxes to distributions received by them from the Company.


    Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the fund from direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met within the fund.


    At the end of each calendar year, the Company will advise shareholders about the tax status of all distributions made during each taxable year, including the portion of the dividends which comprise taxable income, exempt income and interest income that is a tax preference item under the alternative minimum tax. Shareholders should consult a tax advisor about the application of state and local tax laws to these distributions and redemption proceeds received from the Company.



    IMPORTANT: The Company reserves the right to (1) refuse to open an account for any person failing to provide a taxpayer identification number, certified as correct and (2) close an account by redeeming its shares in full, at the then current net asset value, upon receipt of notice from the IRS that the taxpayer identification number certified as correct by the shareholder is in fact incorrect.


                                 HOW TO REDEEM


    Shares of the Company will be redeemed at net asset value, plus any applicable CDSC. Net asset value is determined on the date the request is received by SM&R in "Proper Form," as defined in "PROPER FORM" below. There is no charge for redemptions. A redemption request must be addressed to Securities Management and Research, Inc., One Moody Plaza, 14th Floor, Galveston, Texas 77550.


    If uncertain of the redemption requirements, investors should call Investor Services or write SM&R. Payment will be made as soon as practicable and normally within seven days after receipt of a redemption request in Proper Form.

    If the shares being redeemed were purchased by wire, certified check, money order, or other immediately available funds, redemption proceeds will be mailed no later than the seventh calendar day following receipt. For shares purchased by a personal check or ACH transfer, SM&R will process your redemption but will generally delay sending you the proceeds for up to ten (10) business days to allow the check or transfer to clear.


    TELEPHONE REDEMPTIONS. You may request redemptions by telephone if you have completed the Account Application and requested this option. This redemption feature can only be used if: (a) the redemption proceeds are to be mailed to the address of record or wired to the pre-authorized bank account indicated on the Account Application; (b) there has been no change of address of record or pre-authorized bank account within the preceding 30 business days; (c) the shares to be redeemed are not in certificate form; (d) the security procedures discussed under "SPECIAL PURCHASE PLANS AND SERVICES Exchange Privilege" have been met; and (e) the proceeds of the redemption do not exceed $25,000.



    SYSTEMATIC WITHDRAWAL PLAN. The Company has a Systematic Withdrawal Plan ("Withdrawal Account"), which permits shareholders having an account value of $5,000 or more to automatically withdraw a minimum of $50 monthly or each calendar quarter on or about the 20th of the applicable month. Shareholders maintaining a Withdrawal Account may elect to have the withdrawal proceeds automatically deposited in their pre-authorized bank account via an ACH transaction. This is accomplished by completing the relevant section of the Account Application and returning it to SM&R. See "SPECIAL PURCHASE PLANS AND SERVICES--Electronic Transfers" for additional information. It may not be advisable for shareholders to maintain a Withdrawal Account while concurrently purchasing shares of the Government Bond Fund or the Tax Free Fund because of the sales charge or CDSC (as applicable) involved in additional purchases. You should carefully consider such purchases and contact your financial adviser regarding their advisability. Dividends and capital gains distributions will automatically be reinvested in additional shares at net asset value. As with other redemptions, a withdrawal is a sale for federal income tax purposes. The Systematic Withdrawal Plan will automatically terminate if all shares are liquidated or withdrawn from the account. Certificates are not issued for shares held in a Withdrawal Account and certificates held, if any, must be surrendered when shares are transferred to a Withdrawal Account. No account covered by a Letter of Intent can be changed to a Systematic Withdrawal Plan until such time as the Letter of Intent is fulfilled or terminated, nor can an account under a Systematic Withdrawal Plan be placed under a Letter of Intent.



    REINVESTMENT PRIVILEGE. Within ninety (90) days of a redemption of Class A shares of a Fund, a shareholder may reinvest all or part of the proceeds in Class A shares of that same Fund at the net asset value next computed after receipt of the proceeds to be reinvested by SM&R. The shareholder must ask the transfer agent for this privilege at the time of reinvestment. Prior to reinvestment of redemption proceeds, a shareholder is encouraged to consult with his or her accountant or tax advisor to determine any possible tax ramifications of such a transaction. Each fund managed by SM&R may amend, suspend, or cease offering this privilege at any time as to shares redeemed after the date of the amendment, suspension, or cessation.



    For further information about the "Systematic Withdrawal Plan" and "Reinvestment Privilege," contact a registered representative or SM&R.



    "PROPER FORM" means the request for redemption must include: (1) your share certificates, if issued; (2) your letter of instruction or a stock assignment specifying the Fund, account number, and number of shares or dollar amount to be redeemed. Both share certificates and stock powers, if any, must be endorsed and executed exactly as the Fund shares are registered. It is suggested that certificates be returned by certified mail for your protection; (3) any required signature guarantees (see "Signature Guarantees" below); and (4) other supporting legal documents, if required in the case of estates, trusts, guardianships, divorce, custodianships, corporations, partnerships, pension or profit sharing plans, retirement plans, and other organizations.



    Please keep in mind that as a shareholder, it is your responsibility to ensure that all requests are submitted to the Company's transfer agent in Proper Form for processing.



    SIGNATURE GUARANTEES. This guarantee carries with it certain statutory warranties relied upon by the transfer agent. This guarantee is designed to protect the investor, the Company, SM&R, and its representatives through the signature verification of each investor wishing to redeem or exchange shares. Signature guarantees are required when: (1) the proceeds of the redemption exceed $25,000; (2) the proceeds (in any amount) are to be paid to someone OTHER THAN the registered owner(s) of the account; (3) the proceeds (in any amount) are to be sent to any address OTHER THAN the shareholder's address of record, pre-authorized bank account or exchanged to one of the other funds managed by SM&R; or (4) the Company or its transfer agent believes a signature guarantee would protect against potential claims based on the transfer instructions, including, when the authority of a representative of a corporation, partnership, association, or other entity has not been established to the satisfaction of the Company or transfer agent.


    Acceptable guarantees can be obtained from an "eligible guarantor institution" as defined in rules adopted by the Securities and Exchange Commission. Eligible guarantor institutions include banks, brokers, dealers, municipal securities dealers or brokers, government securities dealers or broker, credit unions (if authorized under state law), national securities exchanges, registered securities associations and institutions that participate in the Securities Transfer Agent Medallion Program ("STAMP") or other recognized signature guarantee medallion program or an SM&R representative who has executed an agreement and received authorization from SM&R. IMPORTANT: Witnessing or notarization is not sufficient.

    TEXAS OPTIONAL RETIREMENT PROGRAM. Government Bond Fund, Primary Fund, and Money Market Fund shares in any account established under the Texas Optional Retirement Program may not be redeemed unless satisfactory evidence is received by SM&R from the state that one of the following conditions exist: (1) death of the employee; (2) termination of service with the employer; or (3) retirement of employee.



    CHECK WRITING OPTION. Check writing is available in the Money Market Fund to investors having an account value of $1,000 or more. $250 is the minimum check amount under the check writing option. This option is not available on IRAs or TSAs. Shareholders wishing to avail themselves of this option must complete the check writing option signature card in the Prospectus. After obtaining specimen signatures and the fully executed card, SM&R will order checks and arrange for the shareholder's checks to be honored by a bank. Investments made by personal check or third party check will be held for fifteen
(15) business days following the investment during which time checks may not be drawn on the amount of such investment. This service may be terminated or suspended or additional charges may be imposed for this service. Shareholders will be provided the initial checkbook free of charge. There will be a $5 fee for re-orders. Shareholders will be allowed to write ten (10) checks free each calendar quarter.



    When a check is presented for payment, SM&R, as the shareholder's agent, will cause each Fund to redeem a sufficient number of full and fractional shares to cover the amount of the check. Shareholders will continue to be entitled to dividends on their shares up to the time the check is presented to SM&R for payment. If the amount of the check is greater than the value of the shares held in the shareholder's account for more than fifteen (15) business days at the time the check is presented for payment, the check will be returned to the payee as not being covered by sufficient funds, and the shareholder will be subject to extra charges as a result.



    Primary Fund shareholders that had check writing privileges prior to September , 1998 will be permitted to continue writing checks on the Primary Fund subject to the terms applicable to the Money Market Fund described above. Shareholders using the Primary Fund check writing option should be aware that writing a check is a redemption of shares. Those shares may be worth less when the check is presented for payment than when the check was written.



    REDEMPTION OF SMALL ACCOUNTS. The Company reserves the right to redeem shares in any account (which will be promptly paid to the shareholder) if, due to your redemptions, the value of the account falls below $100 in the case of the Government Bond Fund and Tax Free Fund or $1,000 in the case of the Primary Fund and Money Market Fund. You will be notified that the value of your account is less than the required minimum indicated above and allowed at least 60 days to make an additional investment to increase the value of your account above the required minimum. The Board of Directors may, from time to time, change such required minimum investment.



    RIGHTS RESERVED BY THE COMPANY. The Company, acting through its transfer agent, reserves the right to waive or lower investment minimums; to accept initial purchases by telephone from a registered representative; to refuse any purchase order; to cancel or rescind any purchase or exchange at any time prior to receipt by the shareholder of written confirmation or, if later, within five
(5) business days of the transaction; to freeze an account and suspend account services when notice has been received of a dispute involving the account owners or other parties or there is reason to believe a fraudulent transaction may occur; to restrict or refuse the use of faxed redemptions where there is a question as to the validity of the request or proper documents have not been received; to otherwise modify the conditions of purchase and any services at any time; or to act on instructions not believed to be genuine.



                     OTHER INFORMATION CONCERNING THE FUNDS



    SHARING OF FUND EXPENSES. Each Fund bears its proportionate share of the Company's general expenses not susceptible of direct allocation. Such general expenses include the Company's organizational expenses, directors' fees and joint fidelity bonds, which are pro-rated based on the relative amount of each Fund's assets, and prospectus and shareholder report expenses, which are pro-rated based on the relative number of each Fund's shareholders. Organizational expenses for the Tax Free Fund and the Money Market Fund were paid by the adviser.



    AUTHORIZED STOCK. The shares of each Fund, when issued, will be fully paid and non-assessable, will have no conversion or similar rights, and will be freely transferable. Each share of stock will have a pro-rata interest in the assets of the Fund to which the stock of that class relates and will have no interest in the assets of any other Fund.



    As of September 1, 1998, SM&R and its parent, American National Insurance
Company, owned [   ]% and [   ]%, respectively, of the outstanding shares of the
Company; [   ]% and [   ]%, respectively of the outstanding shares of the
Government Bond Fund; [   ]% and [   ]%, respectively of the outstanding shares
of the Primary Fund; and [   ]% and [   ]%, respectively of the outstanding
shares of the Tax Free Fund. In addition, SM&R provided the initial capital for the Money Market Fund, and as of the date of this Prospectus owns 100% of the outstanding shares of such Fund. Any person who owns directly or indirectly more than 25% of the outstanding voting securities of the Company or a Fund is presumed by the Investment Company Act of 1940 to "control" the Company or the Fund, and may be able to significantly influence the outcome of any shareholder vote. For purposes of voting on matters submitted to shareholders, any person who owns more than 50% of the outstanding shares of the Company or a Fund generally would be able to cast the deciding vote. By virtue of their stock ownership, SM&R and American National control the Company's operations, including the ability to make changes in the fundamental investment objectives and restrictions of each Fund of the Company, as well as the ability to increase investment advisory fees, notwithstanding other shareholders' votes to the contrary. Holders of shares of any Fund are entitled to redeem their shares as set forth under "HOW TO REDEEM."



    YEAR 2000 RISKS. Many services provided to the Funds and their shareholders depend on the smooth functioning of computer systems. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated, referred to as the "Year 2000 Problem." The Year 2000 Problem could have a negative impact on handling securities trades, payment of interest and dividends, pricing, and account services. Like other mutual funds, financial and business organizations, and individuals around the world, the Funds could be adversely affected if the computer systems used by SM&R (which acts as their investment adviser, underwriter, custodian, and transfer agent) do not properly process and calculate date-related information and data from and after January 1, 2000. SM&R is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by any other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds and their shareholders.



    VOTING RIGHTS. Within the respective Funds, all shares have equal voting, participation and liquidation rights, but have no subscription, preemptive, conversion, or cumulative voting rights.



    On certain matters, such as the election of directors, all shares of each Fund vote together, with each share having one vote. On other matters affecting a particular Fund, such as the Investment Advisory Contract or fundamental investment policies, only shares of that Fund are entitled to vote, and a majority of the shares of that Fund are required for approval of the proposal. On matters affecting a particular Class of a Fund, only shares of that Class of the Fund are entitled to vote, and a majority of the shares of that Class are required for approval of the proposal.



    SPECIAL PAYMENTS TO BROKER-DEALERS. Broker-dealers or other securities dealers that have entered into selling agreements with SM&R may receive compensation from SM&R or an affiliated company in connection with selling shares of the SM&R Family of Funds. Compensation may include financial assistance for conferences, shareholder services, automation, sales and training programs, or promotional activities. Registered representatives and their families may be paid for travel expenses, including lodging, in connection with business meetings or seminars. In some cases, this compensation may only be available to securities dealers whose representatives have sold or are expected to sell significant amounts of shares. Securities dealers may not use certain sales to qualify for this compensation if prohibited by the laws of any state or self-regulatory agency, such as the National Association of Securities Dealers, Inc.



    Securities laws of states in which the Fund offers its shares may differ from federal law. Banks and financial institutions that sell shares of the Fund may be required to register as securities dealers pursuant to state law.



    For purchases of $1 million or more of Class A shares, SM&R intends to pay its representatives and broker-dealers from its own profits and resources. The amount (expressed as a per annum percentage of the amount invested) which SM&R might pay such representatives and broker-dealers is as follows for Class A shares of the Government Income and Tax Free Funds, respectively: Year 1 -
[   ]% and [   ]%; Year 2 - [   ]% and [   ]%; and Year 3 and subsequent years,
[   ]% (for each Fund).


    ADDITIONAL INFORMATION. This Prospectus and the Statement of Additional Information referred to on the cover page do not contain all the information set forth in the registration statement, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The omitted information may be obtained from the Commission's principal office in Washington, D.C., upon payment of the fees prescribed by the Commission.

    For further information, shareholders may also contact SM&R, whose address and phone number are set forth on the cover of this Prospectus.

                                    APPENDIX
                  (DESCRIPTION OF RATINGS USED IN PROSPECTUS)


                                  BOND RATINGS


DESCRIPTION OF STANDARD & POOR'S CORPORATION'S BOND RATING:


AAA        An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA         An obligation rated "AA" differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A          An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions that obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB        An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

           Obligations rated "BB", "B", "CCC", "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C"
           the highest. While such obligations will like have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB         An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, if faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B          An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


DESCRIPTION OF MOODY'S INVESTOR'S SERVICE, INC.'S BOND RATINGS:


Aaa        Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge".
           Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa         Bonds which are rated "Aa" are judged to be of high quality by all standards.
           Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater than in Aaa securities.

A          Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa        Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba         Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B          Bonds which are rated "B" generally lack characteristics of the desirable investment.
           Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


DESCRIPTION OF FITCH INVESTORS SERVICE BOND RATINGS:


AAA        Obligations which have the highest rating assigned by Fitch IBCA on its national rating scale for that country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Capacity for timely repayment of principal and interest is extremely strong, relative to other obligors in the same country.
AA         Obligations for which capacity for timely repayment of principal and interest is very strong relative to other obligors in the same country. The risk attached to these obligations differs only slightly from the country's highest rated debt.
A          Obligations for which capacity for timely repayment of principal and interest is strong relative to other obligors in the same country. However, adverse changes in business, economic or financial conditions are more likely to affect the capacity for timely repayment than for obligations in higher rated categories.
BBB        Obligations for which capacity for timely repayment of principal and interest is adequate relative to other obligors in the same country. However, adverse changes in business, economic or financial conditions are more likely to affect the capacity for timely repayment than for obligations in higher rated categories.



                             MUNICIPAL NOTE RATINGS


DESCRIPTION OF MOODY'S INVESTOR SERVICE INC.'S MUNICIPAL NOTE RATINGS:


MIG 1/VMIG 1     This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market refinancing.

MIG 2/VMIG 2     This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3     This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4     This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

DESCRIPTION OF STANDARD AND POOR'S MUNICIPAL NOTE RATINGS:


    Until June 29, 1984, S&P used the same rating symbols for notes and bonds. After June 29, 1984, for new municipal note issues due in three years or less the ratings below usually will be assigned. Notes maturing beyond three years will most likely receive a bond rating of the type recited above.



SP-1       Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2       Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.



                            COMMERCIAL PAPER RATINGS


DESCRIPTION OF STANDARD & POOR'S CORPORATION'S THREE HIGHEST COMMERCIAL PAPER
  RATINGS:


    Commercial paper rated "A" by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is generally rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated as follows:



A-1        This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2        Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".


DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S THREE HIGHEST COMMERCIAL PAPER
  RATINGS:

    Among the factors considered by Moody's Investors Service, Inc. is assigning commercial paper ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of the risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition of the management of obligations which may be present or may arise as a result of public interest questions and proportions to meet such obligations. Relative differences in strength and weakness in respect to these criteria would establish a rating in one of three classifications; "P-1", "P-2" or "P-3". "P-1" is the highest commercial paper rating assigned by Moody's Investors Service, Inc. "P-2" is the second highest of such ratings.

DESCRIPTION OF FITCH INVESTORS SERVICE COMMERCIAL PAPER, MEDIUM-TERM NOTES, AND
  MUNICIPAL AND INVESTMENT NOTES.


F-1+       Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1        Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2        Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3        Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-5        Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.


DESCRIPTION OF DUFF & PHELP'S TWO HIGHEST COMMERCIAL RATINGS:

    Duff & Phelp's commercial paper ratings place emphasis on liquidity, considering not only cash from operations, but access to alternative sources of funds, including trade credit, bank lines and capital markets. Relative differences in strength and weakness is rated by Duff & Phelp's as Duff-1 or Duff-2; Duff-1 being the highest commercial paper rating and Duff-2 being the second highest rating.


DESCRIPTION OF THOMSON BANKWATCH, INC.'S TWO HIGHEST COMMERCIAL RATINGS:



    Thomson Bankwatch, Inc.'s ratings of United States commercial banks, thrifts, and non-bank banks, non-United States banks, and broker-dealers are based upon among other things, five years's financial information and the issuer's most recent regulatory filings. Relative differences in strength and weakness are rated by Thomson Bankwatch, Inc.



TBW-1      The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2      The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.



                                 FEDERAL FUNDS


    As used in this Prospectus and in the Fund's Statement of Additional Information, "Federal Funds" means a commercial bank's deposits in a Federal Reserve Bank which can be transferred from one member bank's account to that of another member bank on the same day. Federal Funds are considered to be immediately available funds.

Securities Management & Research, Inc.                                 BULK RATE
One Moody Plaza                                                        U.S. POSTAGE PAID
Galveston, TX 77550                                                    PERMIT NO. 89
                                                                       GALVESTON, TEXAS


--------------------------------------------------------------------------------

P R O S P E C T U S


                                                       SM&R GOVERNMENT BOND FUND
                                                              SM&R TAX FREE FUND
                                                               SM&R PRIMARY FUND
                                                          SM&R MONEY MARKET FUND



September   , 1998



    A Statement of Additional Information dated September   , 1998 containing
additional information about the Company was filed with the Securities and Exchange Commission and is incorporated herein by reference. Additional information about the Company's investments also is available in the Company's annual and semi-annual reports to shareholders. In the Company's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Company's performance during the last fiscal year.



    The Company's Statement of Additional Information, annual report, and semi-annual reports are available, without charge, upon request. You may make shareholder inquiries, request further information about the Company and the Funds, or obtain copies of the Statement of Additional Information, annual report, and semi-annual report, by writing Securities Management and Research, Inc., One Moody Plaza, 14th Floor, Galveston, Texas 77550, or by calling (Toll
Free) 1-800-231-4639 or (Collect) 1-409-763-2767.



    Information about the Company and the Funds may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington D.C. You may obtain information on the operation of the public reference room by calling the Commission at 1-800-SEC-0330. Reports and other information about the Company also are available on the Commission's Internet site at http://www.sec.gov, and you may obtain copies of this information, upon payment of a duplicating fee, by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.



                                                                        811-6477

[SM&R Logo]                                            SM&R GOVERNMENT BOND FUND
                                                              SM&R TAX FREE FUND
                                                               SM&R PRIMARY FUND
                                                          SM&R MONEY MARKET FUND



                              P R O S P E C T U S
                                    CLASS Y
                             (INSTITUTIONAL SALES)



       SM&R INVESTMENTS, INC. - One Moody Plaza - Galveston, Texas 77550
         Telephone Number: (409) 763-2767 - Toll Free: 1 (800) 231-4639
                               September 15, 1998


                                    OFFICERS
                    Michael W. McCroskey, President and CEO
                Brenda T. Koelemay, Vice President and Treasurer
                        Emerson V. Unger, Vice President
                Teresa E. Axelson, Vice President and Secretary


INVESTMENT ADVISER AND MANAGER                              UNDERWRITER AND REDEMPTION AGENT
Securities Management and Research, Inc.            Securities Management and Research, Inc.
One Moody Plaza                                                              One Moody Plaza
Galveston, Texas 77550                                                Galveston, Texas 77550
CUSTODIAN                                                 TRANSFER AND DIVIDEND PAYING AGENT
Securities Management and Research, Inc.            Securities Management and Research, Inc.
One Moody Plaza                                                              One Moody Plaza
Galveston, Texas 77550                                                Galveston, Texas 77550
LEGAL COUNSEL                                                           INDEPENDENT AUDITORS
Greer, Herz & Adams, L.L.P.                                        Tait, Weller & Baker, CPA
One Moody Plaza                                               8 Penn Center Plaza, Suite 800
Galveston, Texas 77550                                           Philadelphia, PA 19103-2108


--------------------------------------------------------------------------------


    This Prospectus offers no-load shares of four separate investment portfolios ("Funds") of SM&R Investments, Inc. (the "Company") to institutions and certain other investors. Class Y shares of the Government Bond and Tax Free Funds and all shares of the Primary and Money Market Funds are sold at net asset value, without imposition of any sales charge or 12b-1 fee.



    Each Fund has its own investment objective designed to meet different investment goals. The Funds' investment objectives, and suitability for particular types of investors, are further described under "The Funds at a Glance" and "Investment Objectives and Policies."



    Please read this Prospectus carefully before making an investment and keep it for future reference.



    Shares of the Company and each Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank. Further, shares of the Company and each Fund, including the Government Bond and Money Market Funds, are not federally insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board or any other agency. Investing in shares of any Fund of the Company involves investment risks, including the possible loss of principal.



    Like all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.



    There can be no assurance that SM&R Money Market Fund will be able to maintain a net asset value of $1.00 per share.

                               TABLE OF CONTENTS


TABLE OF FEES AND EXPENSES.............................................................          3

FINANCIAL HIGHLIGHTS...................................................................          5

INVESTMENT OBJECTIVES AND POLICIES.....................................................          8

ADDITIONAL INVESTMENT POLICIES AND TECHNIQUES..........................................         14

THE FUNDS AND MANAGEMENT...............................................................         15

HOW TO PURCHASE SHARES.................................................................         17

WHEN ARE PURCHASES EFFECTIVE?..........................................................         18

DETERMINATION OF OFFERING PRICE........................................................         19

MULTI-CLASS FUNDS......................................................................         20

SPECIAL PURCHASE PLANS AND SERVICES....................................................         21

RETIREMENT PLANS.......................................................................         23

DIVIDENDS AND DISTRIBUTIONS............................................................         23

TAXES..................................................................................         24

HOW TO REDEEM..........................................................................         26

OTHER INFORMATION CONCERNING THE FUNDS.................................................         28

                             THE FUNDS AT A GLANCE



    SM&R Investments, Inc., formerly known as SM&R Capital Funds, Inc. (the "Company"), is a diversified, open-end management investment company that was incorporated under the laws of Maryland on November 6, 1991. The Company offers four separate investment portfolios (the "Funds"), each of which pursues a different investment objective. The investment objective and investor suitability profile of each Fund are summarized below.



SM&R GOVERNMENT BOND FUND ("GOVERNMENT BOND FUND")


    OBJECTIVE: To provide as high a level of current income, liquidity, and safety of principal as is consistent with prudent investment risks through investment in a portfolio consisting primarily of securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities.


    INVESTOR SUITABILITY PROFILE: The Government Bond Fund is for investors desiring the security of investing primarily in the strength and stability of the U.S. Government, its agencies, or instrumentalities in order to meet their current needs. However, investors should keep in mind that the Fund may invest in other instruments in order to meet its objective.



SM&R TAX FREE FUND ("TAX FREE FUND")



    OBJECTIVE: To provide as high a level of interest income largely exempt from federal income taxes as is consistent with preservation of capital through investment of at least 80% of its net assets in tax-exempt securities during normal market conditions.



    INVESTOR SUITABILITY PROFILE: The Tax Free Fund is for the investor desiring income exempt from federal income tax and, under certain conditions, exempt from state and local taxes. Investors should keep in mind that certain income from the Fund may be subject to the federal alternative minimum tax ("AMT") and investors in certain states may be subject to state taxation on all or a portion of the income and capital gains realized by the Fund.



SM&R PRIMARY FUND ("PRIMARY FUND")


    OBJECTIVE: To seek maximum current income consistent with capital preservation and liquidity through investment primarily in commercial paper.


    INVESTOR SUITABILITY PROFILE: The Primary Fund is for fixed income investors who desire minimal investment risk yet may be looking to move cautiously into the investment arena.



SM&R MONEY MARKET FUND ("MONEY MARKET FUND")



    OBJECTIVE: To seek to achieve the highest current income consistent with the preservation of capital and maintenance of liquidity. The Fund seeks to achieve its objective by investing in high-quality short-term money market instruments.



    INVESTOR SUITABILITY PROFILE: The Money Market Fund is for investors who are risk-averse, such as first-time investors who wish to move cautiously into the investment arena. The Fund is designed to provide investors a relatively safe and liquid investment alternative. The Money Market Fund also may be appropriate for investors who wish to temporarily "park" funds during periods when investment in the equity markets is unattractive.



    The Company designates its capital stock as shares of the Funds. Each Fund is, for investment purposes, considered a separate investment fund. Each share of capital stock represents a pro-rata interest in the assets of a particular Fund and has no interest in the assets of any other Fund. Each Fund bears its own liabilities. Investors should keep in mind that investments in the Funds, including the Government Bond and Money Market Funds, are not insured or guaranteed by the U.S. Government.



    PORTFOLIO TURNOVER RATES: Historical turnover rates for each Fund (except the Money Market Fund) are included in the Financial Highlights tables. No Fund expects its portfolio turnover rate to exceed eighty percent (80%). An explanation of turnover rate calculations and brokerage fees can be found in the Company's Statement of Additional Information.



    MANAGEMENT: Securities Management and Research, Inc. ("SM&R") makes the investment choices for the Funds. SM&R has served as adviser and distributor to mutual funds since 1966. See "THE FUNDS AND MANAGEMENT" for additional information.



    PURCHASING SHARES: No-load shares of the Funds are available through this Prospectus to institutions and certain other investors. Class Y shares of the Government Bond and Tax Free Funds and all shares of the Primary and Money Market Funds are offered at net asset value without the imposition of any sales charge on purchases or redemptions or any distribution and service ("12b-1") fees. Some of the Funds offer other share classes with different sales charge and distribution and service ("12b-1") fee structures, as described in "MULTI-CLASS FUNDS."



    For Class Y shares of the Government Bond and Tax Free Funds, the minimum initial investment requirement generally is $500,000, except as described in "HOW TO PURCHASE SHARES." For the Money Market and Primary Funds, the minimum initial investment is $1,000. See "HOW TO PURCHASE SHARES."



    REDEMPTIONS:  For information on redeeming shares, see "HOW TO REDEEM."



    EXCHANGES: In general, shareholders can exchange shares of a Fund for shares of another fund in the SM&R Family of Funds (as defined herein) without the payment of an exchange fee, subject to certain conditions. For information on exchanging shares, see "Exchange Privilege" within "SPECIAL PURCHASE PLANS AND SERVICES."

                           TABLE OF FEES AND EXPENSES


    The purpose of the following table is to assist an investor in understanding the various costs and expenses that an investor will bear directly or indirectly. Investors should be aware that this table is not intended to reflect in detail the fees and expenses associated with an individual shareholder's own investment in any of the Funds, or Class thereof, listed. It is being provided to assist investors in gaining a more complete understanding of fees, charges, and expenses which are discussed in greater detail in the appropriate sections of the Prospectus.



    THERE ARE NO SHAREHOLDER TRANSACTION CHARGES IN CONNECTION WITH PURCHASES OR REDEMPTIONS OF CLASS Y SHARES OF THE GOVERNMENT BOND FUND AND THE TAX FREE FUND, OR OF ANY SHARES OF THE PRIMARY FUND AND MONEY MARKET FUND, OTHER THAN AN $8.00 TRANSACTION FEE CHARGED FOR EACH EXPEDITED WIRE REDEMPTION.



ANNUAL FUND OPERATING EXPENSES



    (As a Percentage of Average Net Assets Before Fee Waivers and Expense Reimbursements)



    The "Management Fee," "Other Expenses," and "Total Annual Fund Operating Expenses" shown below for the Government Bond, Primary, and Tax Free Funds are for the year ended August 31, 1997; for the Money Market Fund, they are estimates for the first year of operation (ending August 31, 1999). NO DISTRIBUTION OR SERVICE (12B-1) FEES ARE IMPOSED ON CLASS Y SHARES OF THE GOVERNMENT BOND FUND AND THE TAX FREE FUND, OR ON ANY SHARES OF THE PRIMARY FUND AND MONEY MARKET FUND.



                                                                        MONEY
                                GOVERNMENT     TAX FREE     PRIMARY     MARKET
                                BOND FUND        FUND        FUND        FUND
                                ----------     --------     -------     ------
                                CLASS Y        CLASS Y
Management Fee................     0.50%         0.50%       0.50%       0.50%
Other Expenses(1).............     0.57%         0.77%       0.51%       0.75%
Total Annual Fund Operating
  Expenses(2).................     1.07%         1.27%       1.01%       1.25%



NOTES TO THE TABLE OF FEES AND EXPENSES



(1) "Other Expenses" include the 0.25% Administrative Service Fee. Because Class Y shares were not available prior to the date of this Prospectus, "Other Expenses" for Class Y shares were based on the expenses and average net assets of the Government Bond Fund and the Tax Free Fund, respectively, for the fiscal year ended August 31, 1997. "Other Expenses" shown for the Money Market Fund are estimated for the current fiscal year ending August 31, 1999.



(2) The Fee Table does not reflect any fees waived or expenses assumed either contractually or voluntarily by SM&R for the Funds during the fiscal year ended August 31, 1997. Pursuant to the Administrative Service Agreement, SM&R has agreed to pay (or to reimburse) each Fund for regular operating expenses (including the advisory fee and administrative fee, but not including any 12b-1 fee or Class-specific expenses) in excess of 1.25% (0.35% for the Money Market Fund) per year of such Fund's average daily net assets.



    SM&R may also waive fees or assume expenses on a voluntary basis. During the fiscal year ended August 31, 1997, SM&R voluntarily waived management fees of 0.07%, 0.21%, and 0.50% for the Government Bond Fund, Primary Fund, and Tax Free Fund, respectively, and reimbursed expenses of 0.24% for the Tax Free Fund. SM&R intends to continue to voluntarily waive the advisory fee for the Tax Free Fund and reimburse expenses to the extent that total regular operating expenses (not including any 12b-1 fee or Class-specific expenses) exceed average daily net assets as follows: 0.80% for the Primary Fund and 1.00% for the Government Bond Fund. SM&R may discontinue or reduce any such waiver or assumption of expenses at any time without notice.

    The following table is based on the "Management Fee," "Other Expenses," and "Total Annual Fund Operating Expenses" for the Government Bond, Primary, and Tax Free Funds for the year ended August 31, 1997 taking into account fee waivers and expense reimbursements. For the Money Market Fund, they are estimates taking into account fee waivers and expense reimbursements for the year ending August 31, 1999.



ANNUAL FUND OPERATING EXPENSES



    (As a Percentage of Average Net Assets After Fee Waivers and Expense Reimbursements)



                                          GOVERNMENT     TAX FREE                      MONEY MARKET
                                          BOND FUND        FUND       PRIMARY FUND         FUND
                                          ----------     --------     ------------     ------------
                                          CLASS Y        CLASS Y
Management Fee..........................     0.43%         0.00%          0.29%            0.00%
Other Expenses..........................     0.57%         0.54%          0.51%            0.35%
Total Annual Fund Operating Expenses....     1.00%         0.54%          0.80%            0.35%



EXAMPLES OF EXPENSES



    These Examples are intended to help investors compare the cost of investing in the Funds with the cost of investing in other mutual funds. These Examples assume that an investor invests $10,000 in a Fund (and applicable Class thereof) for the time periods indicated. These Examples also assume that the investment has a 5% return each year and that the Fund's operating expenses remain the same. An investor's actual costs may be higher or lower than shown.



    An investor would pay the following expenses, based on these assumptions, if all shares were redeemed at the end of the period shown:



                                                               ONE YEAR     THREE YEARS    FIVE YEARS        TEN YEARS
                                                             -------------  -----------  ---------------  ---------------
Government Bond Fund (Class Y).............................    $             $              $                $
Tax Free Fund (Class Y)....................................    $             $              $                $
Primary Fund...............................................    $             $              $                $
Money Market Fund..........................................    $             $                 N/A              N/A



    An investor would pay the same expenses, based on these assumptions, if the shares were not redeemed, since there are no sales charges or redemption fees.

                   FINANCIAL HIGHLIGHTS--GOVERNMENT BOND FUND



    The following financial highlights table is intended to help an investor understand the Government Bond Fund's financial performance for the past five years. Certain information reflects financial results for a single Government Bond Fund share outstanding throughout each period shown. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Government Bond Fund (assuming reinvestment of all dividends and distributions) prior to addition of multiple classes of shares. This information is derived from the financial statements of the Government Bond Fund, which for the years ended through August 31, 1997 have been audited by KPMG Peat Marwick LLP, independent auditors, whose report, along with the Government Bond Fund's financial statements, are incorporated by reference into in Statement of Additional Information, which is available upon request, and from unaudited financial statements of the Government Bond Fund for the six month period ended February 28, 1998.



                                 SIX MONTH
                                PERIOD ENDED               YEAR ENDED AUGUST 31
                                  FEB. 28,      ------------------------------------------
                                    1998         1997     1996     1995     1994     1993
                                ------------    ------   ------   ------   ------   ------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................     $10.42       $10.14   $10.51   $10.07   $10.87   $10.56
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......       0.32         0.67     0.65     0.70     0.54     0.50
  Net Realized and Unrealized
    Gain (Loss) on
    Securities................       0.15         0.26    (0.37)    0.44    (0.79)    0.49
                                   ------       ------   ------   ------   ------   ------
TOTAL FROM INVESTMENT
  OPERATIONS..................       0.47         0.93     0.28     1.14    (0.25)    0.99
                                   ------       ------   ------   ------   ------   ------
LESS DISTRIBUTIONS
  Dividends from Net
    Investment Income.........      (0.34)      (0.65)    (0.65)   (0.70)   (0.55)   (0.50)
  Distributions from Capital
    Gains.....................       0.00         0.00     0.00     0.00     0.00    (0.18)
                                   ------       ------   ------   ------   ------   ------
TOTAL DISTRIBUTIONS...........      (0.34)      (0.65)    (0.65)   (0.70)   (0.55)   (0.68)
                                   ------       ------   ------   ------   ------   ------
Net Asset Value, End of
  Period......................     $10.55       $10.42   $10.14   $10.51   $10.07   $10.87
                                   ------       ------   ------   ------   ------   ------
                                   ------       ------   ------   ------   ------   ------
TOTAL RETURN..................       4.58%(1)     9.37%    2.63%   11.85%   (2.41)%  10.23%
                                   ------       ------   ------   ------   ------   ------
                                   ------       ------   ------   ------   ------   ------



                            RATIOS/SUPPLEMENTAL DATA



                                 SIX MONTH
                                PERIOD ENDED              YEAR ENDED AUGUST 31
                                  FEB. 28,     -------------------------------------------
                                    1998        1997     1996     1995     1994     1993
                                ------------   -------  -------  -------  -------  -------
Net Assets, End of Period
  (000's omitted).............    $23,915      $23,683  $21,127  $20,466  $19,790  $19,783
Ratio of Expenses to Average
  Net Assets(3)...............      0.97%(2)     1.00%    1.00%    0.70%    1.12%    1.07%
Ratio of Net Income to Average
  Net Assets..................      6.16%(2)     6.46%    6.17%    6.90%    5.11%    5.07%
Portfolio Turnover Rate.......      0.92%        9.06%   30.17%    2.20%   45.48%   18.14%


------------------------


(1) Returns are not annualized.



(2) Ratios are annualized.



(3) Expenses for the calculation are net of a reimbursement from Securities Management and Research, Inc. Without this reimbursement, the ratio of expenses to average net assets would have been 1.07%, 1.20% and 1.06% for the years ended August 31, 1997, 1996 and 1995, respectively.

                      FINANCIAL HIGHLIGHTS--TAX FREE FUND



    The following financial highlights table is intended to help an investor understand the Tax Free Fund's financial performance since inception. Certain information reflects financial results for a single Tax Free Fund share outstanding throughout each period shown. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Tax Free Fund (assuming reinvestment of all dividends and distributions) prior to addition of multiple classes of shares. This information is derived from the financial statements of the Tax Free Fund, which for the years ended through August 31, 1997 have been audited by KPMG Peat Marwick LLP, independent auditors, whose report, along with the Fund's Tax Free financial statements, are incorporated by reference into the in Statement of Additional Information, which is available upon request, and from unaudited financial statements of the Tax Free Fund for the six month period ended February 28, 1998.



                                                                             SEPT. 9, 1993
                                  SIX MONTH        YEAR ENDED AUGUST 31     (DATE OPERATIONS
                                PERIOD ENDED     ------------------------   COMMENCED) THRU
                                FEB. 28, 1998     1997     1996     1995     AUG. 31, 1994
                                -------------    ------   ------   ------   ----------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................     $ 10.27       $ 9.93   $ 9.95   $ 9.62       $ 10.00
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......        0.26         0.51     0.53     0.51          0.24
  Net Realized and Unrealized
    Gain (Loss) on
    Securities................        0.26         0.33    (0.02)    0.33         (0.38)
                                    ------       ------   ------   ------        ------
TOTAL FROM INVESTMENT
  OPERATIONS..................        0.52         0.84     0.51     0.84         (0.14)
                                    ------       ------   ------   ------        ------
LESS DISTRIBUTIONS
  Dividends from Net
    Investment Income.........       (0.26)       (0.50)   (0.53)   (0.51)        (0.24)
                                    ------       ------   ------   ------        ------
TOTAL DISTRIBUTIONS...........       (0.26)       (0.50)   (0.53)   (0.51)        (0.24)
                                    ------       ------   ------   ------        ------
Net Asset Value, End of
  Period......................     $ 10.53       $10.27   $ 9.93   $ 9.95       $  9.62
                                    ------       ------   ------   ------        ------
                                    ------       ------   ------   ------        ------
TOTAL RETURN..................        4.62%(1)     8.61%    5.18%    9.15%        (1.49)%(1)
                                    ------       ------   ------   ------        ------
                                    ------       ------   ------   ------        ------



                            RATIOS/SUPPLEMENTAL DATA



                                                                               SEPT. 9, 1993
                                 SIX MONTH                                         (DATE
                                PERIOD ENDED       YEAR ENDED AUGUST 31         OPERATIONS
                                  FEB. 28,      ---------------------------   COMMENCED) THRU
                                    1998         1997      1996      1995      AUG. 31, 1994
                                ------------    -------   -------   -------   ---------------
Net Assets, End of Period
  (000's omitted).............    $18,555       $10,700    $9,148    $8,399        $7,295
Ratio of Expenses to Average
  Net Assets(3)...............      0.73%(2)      0.54%     --        --            1.11%(2)
Ratio of Net Income to Average
  Net Assets..................      4.75%(2)      4.97%     5.27%     5.43%         2.50%(2)
Portfolio Turnover Rate.......      0.00%        22.15%    18.44%    12.63%        16.49%


------------------------


(1) Returns are not annualized.



(2) Ratios are annualized.



(3) Expenses for the calculation are net of a reimbursement from Securities Management and Research, Inc. Without this reimbursement, the ratio of expenses to average net assets would have been 1.23% (annualized), 1.27%, 1.18%, and 1.25% for the six month period ended February 28, 1998 and the years ended August 31, 1997, 1996, and 1995, respectively.

                       FINANCIAL HIGHLIGHTS--PRIMARY FUND



    The following financial highlights table is intended to help an investor understand the Primary Fund's financial performance for the past five years. Certain information reflects financial results for a single Primary Fund share outstanding throughout each period shown. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Primary Fund (assuming reinvestment of all dividends and distributions). This information is derived from the financial statements of the Primary Fund, which for the years ended through August 31, 1997 have been audited by KPMG Peat Marwick LLP, independent auditors, whose report, along with the Primary Fund's financial statements, are incorporated by reference into in Statement of Additional Information, which is available upon request, and from unaudited financial statements of the Primary Fund for the six month period ended February 28, 1998.



                                 SIX MONTH
                                PERIOD ENDED               YEAR ENDED AUGUST 31
                                  FEB. 28,      ------------------------------------------
                                    1998         1997     1996     1995     1994     1993
                                ------------    ------   ------   ------   ------   ------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................     $ 1.00       $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......       0.03         0.05     0.05     0.05     0.03     0.02
                                   ------       ------   ------   ------   ------   ------
TOTAL FROM INVESTMENT
  OPERATIONS..................       0.03         0.05     0.05     0.05     0.03     0.02
                                   ------       ------   ------   ------   ------   ------
LESS DISTRIBUTIONS
  Dividends from Net
    Investment Income.........      (0.03)       (0.05)   (0.05)   (0.05)   (0.03)   (0.02)
                                   ------       ------   ------   ------   ------   ------
TOTAL DISTRIBUTIONS...........      (0.03)       (0.05)   (0.05)   (0.05)   (0.03)   (0.02)
                                   ------       ------   ------   ------   ------   ------
Net Asset Value, End of
  Period......................     $ 1.00       $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
                                   ------       ------   ------   ------   ------   ------
                                   ------       ------   ------   ------   ------   ------
TOTAL RETURN..................       2.55(1)      4.98%    5.07%    5.01%    2.91%    2.59%



                            RATIOS/SUPPLEMENTAL DATA



                                 SIX MONTH
                                PERIOD ENDED                 YEAR ENDED AUGUST 31
                                  FEB. 28,      -----------------------------------------------
                                    1998         1997      1996      1995      1994      1993
                                ------------    -------   -------   -------   -------   -------
Net Assets, End of Period
  (000's omitted).............    $32,578       $33,045   $37,465   $20,984   $15,208   $15,539
Ratio of Expenses to Average
  Net Assets(3)...............      0.80%(2)      0.80%     0.81%     0.84%     0.79%     0.85%
Ratio of Net Income to Average
  Net Assets..................      5.05%(2)      4.86%     4.93%     4.91%     2.88%     2.47%
Portfolio Turnover Rate(4)....      0.00%         0.00%     0.00%     0.00%     0.00%     0.00%


------------------------


(1) Returns are not annualized.



(2) Ratios are annualized.



(3) Expenses for the calculation are net of a reimbursement from Securities Management and Research, Inc. Without this reimbursement the ratio of expenses to average net assets would have been 0.99% (annualized), 1.01%, 1.15%, 1.21%, 1.20%, and 1.23% for the six month period ended February 28, 1998 and the years ended August 31, 1997, 1996, 1995, 1994, and 1993, respectively.



(4) The Primary Fund experienced no portfolio turnover because the majority of securities held during such periods had maturities of one year or less at the time of acquisition.

                       INVESTMENT OBJECTIVES AND POLICIES


    Each Fund pursues its own investment objective through the investment policies and techniques described below. These policies and techniques are not fundamental and may be changed by the Board of Directors of the Company without the approval of the shareholders. In addition, the Company has adopted certain restrictions as fundamental policies for each Fund, which may not be changed without shareholder approval. (See the Company's Statement of Additional Information for a description of the investment restrictions adopted as fundamental policies). Since each Fund has a different investment objective, each should have different investment results and incur different market and financial risks.



    Because of the market risks inherent in any investment, the Funds may not achieve their investment objectives. In addition, effective management of each Fund is subject to general economic conditions and to the ability and investment techniques of management. The net asset value of each Fund's shares will vary and the redemption value of shares may be either higher or lower than the shareholder's cost.



GOVERNMENT BOND FUND (FORMERLY, AMERICAN NATIONAL GOVERNMENT INCOME FUND SERIES)



    The investment objective of the Government Bond Fund is to provide as high a level of current income, liquidity, and safety of principal as is consistent with prudent investment risks through investment in a portfolio consisting primarily of securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The Government Bond Fund seeks to achieve its objective through investment of 65% or more of its total assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations") which include, but are not limited to, U.S. Treasury Bonds, Notes and Bills and securities issued by instrumentalities of the U.S. Government.



    U.S. GOVERNMENT OBLIGATIONS--There are two broad categories of U.S. Government Obligations: (1) direct obligations of the U.S. Treasury and (2) obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the United States (such as Government National Mortgage Association Certificates); others, by the agency or instrumentality with limited rights of the issuer to borrow from the U.S. Treasury (such as Federal National Mortgage Association Bonds); and others, only by the credit of the issuer. No assurance can be given that the U.S. Government would lend money to or otherwise provide financial support to U.S. Government sponsored instrumentalities; it is not obligated by law to do so.



    MORTGAGE-BACKED SECURITIES--It is anticipated that a substantial portion of the Government Bond Fund's portfolio will consist of mortgage-backed securities ("Mortgage-Backed Securities") issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities represent part ownership of pools of mortgage loans secured by real property, such as certificates issued by the Government National Mortgage Association ("GNMA" or "Ginnie Mae"), the Federal National Mortgage Association ("FNMA" or "Fannie Mae"), and the Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac"). Mortgage-Backed Securities also include mortgage pass-through certificates representing participation interests in pools of mortgage loans originated by the U.S. Government and guaranteed by U.S. Government agencies such as GNMA, FNMA, or FHLMC. Such certificates, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified dates. With pass-through certificates, both principal and interest payments, including prepayments, are passed through to the holder of the certificate and provide for monthly payments of interest and principal. GNMA, a federal agency, issues pass-through certificates that are guaranteed as to timely payment of principal and interest. FNMA, a federally chartered and privately owned corporation, issues mortgage pass-through securities and guarantees them as to timely payment of principal and interest. FHLMC, a corporate instrumentality of the United States, issues participation certificates that represent an interest in mortgages from FHLMC's portfolio. FHLMC guarantees the timely payment of interest and the ultimate collection of principal. FNMA and FHLMC are not backed by the full faith and credit of the United

States, although FNMA and FHLMC are authorized to borrow from the U.S. Treasury to meet their obligations. Those mentioned are but a few of the Mortgage-Backed Securities currently available. The Government Bond Fund will not purchase interest-only or principal-only mortgage-backed securities.



    The yield characteristics of Mortgage-Backed Securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. The average mortgage in a pool may be expected to be repaid within about twelve (12) years. If mortgage interest rates decrease, the value of the Fund's securities will generally increase; however, it is anticipated that the average life of the mortgages in the pool will decrease as borrowers refinance and prepay mortgages to take advantage of lower interest rates. The proceeds to the Fund from such prepayments will have to be invested at the then prevailing lower interest rates. On the other hand, if interest rates increase, the value of the Fund's securities generally will decrease while it is anticipated that borrowers will not refinance and, therefore, the average life of the mortgages in the pool will be longer. In addition, if the Government Bond Fund purchases such a security at a premium, a prepayment rate faster than expected will reduce yield to maturity, while a prepayment rate slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if the Government Bond Fund purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected prepayments will reduce yield to maturity.



    COLLATERALIZED MORTGAGE OBLIGATIONS--The Government Bond Fund may invest a portion of its assets in collateralized mortgage obligations or "CMOs," which are debt obligations collateralized by a portfolio or pool of mortgages, mortgage-backed securities, or U.S. Government securities. Collateralized obligations in which the Government Bond Fund may invest are issued or guaranteed by a U.S. Government agency or instrumentality, such as the FHLMC. A variety of types of collateralized obligations are currently available and others may become available in the future. One should keep in mind that during periods of rapid interest rate fluctuation, the price of a security, such as a CMO, could either increase or decrease based on inherent interest rate risk. Additionally, the risk of maturities shortening or lengthening in conjunction with interest rate movement, could magnify the overall effect of the price fluctuation.


    A CMO is often issued in multiple classes with varying maturities and interest rates. As a result the investor may obtain greater predictability of maturity than with direct investments in mortgage-backed securities. Thus, classes with shorter maturities may have lower volatility and lower yield while those with longer maturities may have higher volatility and higher yields. This provides the investor with greater control over the characteristics of the investment in a changing interest rate environment. A more complete description of CMOs is contained in the Statement of Additional Information.


    The Government Bond Fund may also invest in parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.



    ZERO COUPON BONDS--The Government Bond Fund may invest in zero coupon bonds, which are debt obligations issued or purchased at a significant discount from face value. The Government Bond Fund will only purchase zero coupon bonds which are U.S. Government Obligations. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon bonds do not entitle the holder to any periodic payments of interest prior to maturity. Its value as an investment consists of the difference between its face value at the time of maturity and the price for which it was acquired which is generally an amount significantly less than face value (sometimes referred to as a "deep discount" price). Zero coupon bonds require a higher rate of return to attract investors who are willing to defer receipt of cash. Accordingly, although not providing current income, SM&R believes that zero coupon bonds can be effectively used to lock in a higher rate of return in a declining interest environment. Such investments may experience greater volatility in market value than debt obligations which make regular payments of interest. The Fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations.



    OTHER INVESTMENTS--The Government Bond Fund may also invest in commercial paper, certificates of deposit, and repurchase agreements of the same type and rating as the Primary and Money Market Funds may invest, and may invest in corporate debt securities of the same type as the Primary Fund, which, at the date of investment, are rated "A" or higher by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"). (See "Primary Fund" and "Money Market Fund.") In addition, the Government Bond Fund may purchase debt obligations of foreign corporations or financial institutions, such as Yankee bonds (dollar-denominated bonds sold in the United States by non-U.S. issuers) and Euro bonds (bonds not issued in the country (and possibly not the currency of the country) of the issuer). (See "Foreign Debt Securities" in the Company's Statement of Additional Information for a description of the risks associated with investment in foreign securities.)



TAX FREE FUND (FORMERLY, AMERICAN NATIONAL TAX FREE FUND SERIES)



    The investment objective of the Tax Free Fund is to provide as high a level of interest income largely exempt from federal income taxes as is consistent with preservation of capital through investment of at least 80% of its net assets in tax-exempt securities during normal market conditions. The Tax Free Fund, as a matter of fundamental policy, will seek to achieve its objective by investing at least 80% of the value of its net assets in municipal securities the interest on which is exempt from federal income taxes.



    The Tax Free Fund has no restrictions on the maturity of municipal securities in which it may invest. Accordingly, it will seek to invest in municipal securities of such maturities which, in the judgement of SM&R, the adviser, will provide a high level of current income consistent with prudent investment, with consideration given to market conditions.



    The Tax Free Fund will invest, without percentage limitations, in municipal securities having at the time of purchase one of the four highest municipal ratings by Moody's, S&P, or Fitch Investors Service or in securities which are not rated, provided that, in the opinion of SM&R, such securities are comparable in quality to those within the four highest ratings. The rating agencies consider that bonds rated in the fourth highest category may have some speculative characteristics and that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on those bonds than is the case with higher grade bonds. SM&R will only purchase bonds rated in such fourth category if it believes that the purchase of such bonds is consistent with the Tax Free Fund's investment objective. In the event the rating of an issue held by the Tax Free Fund is changed by the rating service, such change will be considered by the Tax Free Fund in its evaluation of the overall investment merits of that security but such change will not necessarily result in an automatic sale of the security. Any security held which is subsequently downgraded below BBB by S&P or Baa by Moody's will be sold as soon as it is advantageous to do so after the downgrade. A description of the ratings may be found in the Appendix to this Prospectus.



    Purchasing unrated municipal securities, which may be less liquid than comparably rated municipal securities, involves somewhat greater risk and consequently the Tax Free Fund may not invest more than 20% of its net assets in unrated municipal securities. To attempt to minimize the risk of such investments, SM&R will, prior to acquiring unrated securities, consider the terms of the offering and various other factors to determine the issuer's comparative credit rating and whether the securities are consistent with the Tax Free Fund's investment objective and policies.



    During normal market conditions, the Tax Free Fund will have at least 80% of its net assets invested in municipal securities the income of which is fully exempt from federal income taxation. Furthermore, under normal market conditions up to 20% of the Tax Free Fund's net assets, and as a temporary defensive measure during abnormal market conditions, up to 50% of its net assets may be invested in the following types of taxable fixed income obligations: (1) obligations issued or guaranteed by the U.S. government, its agencies, instrumentalities or authorities (See "Government Bond Fund" above for an explanation of U.S. government obligations); (2) corporate debt securities which at the date of the investment are rated A or higher by Moody's or by S&P; (3) commercial paper which at the date of the investment is rated in one of the two top categories by Moody's or by S&P or if not rated, is issued by a company which at the date of the investment has an outstanding debt issue rated A or higher by Moody's or A or higher by S&P; (4) certificates of deposit issued by U.S. banks which at the date of the investment have capital surplus and undivided profits of $1 billion as of the date of their most recently published financial statements; and (5) repurchase agreements secured by U.S. government securities, provided that no more than 15% of the Fund's net assets will be invested in illiquid securities including repurchase agreements with maturities in excess of seven days. To the extent income dividends include income from taxable sources, a portion of a shareholder's dividend income may be taxable. (See "DIVIDENDS AND DISTRIBUTIONS").



    MUNICIPAL SECURITIES--The term "municipal securities," as used in this Prospectus means obligations issued by or on behalf of states, territories, and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies, and instrumentalities, the interest on which is exempt from federal income tax. An opinion as to the tax-exempt status of a municipal security generally is rendered to the issuer by the issuer's counsel at the time of issuance of the security.


    Municipal securities are used to raise money for various public purposes such as constructing public facilities and making loans to public institutions. Certain types of municipal bonds are issued to obtain funding for privately operated facilities. Further information on the maturity and funding classifications of municipal securities is included in the Statement of Additional Information.


    Yields on municipal securities vary, depending on a variety of factors, including the general condition of the financial markets and of the municipal securities market, the size of a particular offering, the maturity of the obligation and the credit rating of the issuer. Like other interest-bearing securities, the value of municipal securities changes as interest rates fluctuate. For example, if interest rates increase from the time a security is purchased, the security's value and sales price generally will be less than its purchase cost. Conversely, if interest rates decline from the time a security is purchased, the security's value and sales price may be greater than its purchase cost. Generally, municipal securities of longer maturities produce higher current yields than municipal securities with shorter maturities but are subject to greater price fluctuation due to changes in interest rates, tax laws and other general market factors. Lower-rated municipal securities generally produce a higher yield with shorter maturities than higher-rated municipal securities due to the perception of a greater degree of risk as to the ability of the issuer to pay principal and interest.



    The Tax Free Fund may purchase municipal bonds for which the payments of principal and interest are secured by an escrow account of securities backed by the full faith and credit of the U.S. government ("defeased") and municipal securities whose principal and interest payments are insured by a commercial insurance company as long as the underlying credit is investment grade (BBB or better by S&P and Fitch and Baa or better by Moody's) ("insured"). The Tax Free Fund may also purchase unrated securities of issuers which SM&R believes would have been rated BBB or Baa had the issuer requested a rating from S&P, Fitch or Moody's. Such implied investment grade rating will be determined by SM&R upon its performance of a credit analysis of the issue and the issuer. Such credit analysis may consist of a review of such items as the issuer's debt characteristics, financial information, structure of the issue, liquidity of the issue, quality of the issuer, current economic climate, financial adviser, and underwriter. Insured and defeased bonds are further described in the Statement of Additional Information. In general, these types of municipal securities will not be treated as an obligation of the original municipality for purposes of determining industry concentration.



    OTHER INVESTMENTS--The Tax Free Fund may purchase "floating rate" and "variable rate" obligations. These obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices on pre-designated dates. See the Statement of Additional Information for details of these types of investments.


    The Fund may purchase and sell municipal securities on a "when-issued" and "delayed-delivery" basis (See "ADDITIONAL INVESTMENT POLICIES AND
TECHNIQUES--When Issued and Delayed Delivery Purchases" below). Zero coupon bonds may also be purchased as part of the Tax Free Fund portfolio and are explained above under the Government Bond Fund.



PRIMARY FUND (FORMERLY, AMERICAN NATIONAL PRIMARY FUND SERIES)



    The investment objective of the Primary Fund is to seek maximum current income consistent with capital preservation and liquidity through investment primarily in commercial paper. Commercial paper is short-term unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. The Primary Fund will invest only in commercial paper which, at the date of such investment, is rated in one of the two top categories by one or more of the nationally recognized statistical rating organizations ("NRSROs") (See the "Appendix" hereto for information about such ratings and such rating organizations).



    OTHER INVESTMENTS--The Primary Fund may invest in (i) U.S. Government Obligations (See the "Government Bond Fund" above for an explanation of U.S. Government Obligations); (ii) other corporate obligations, such as bonds, debentures or notes maturing in five (5) years or less at the time of purchase which at the date of the investment are rated "A" or higher by an NRSRO; and
(iii) negotiable certificates of deposit of banks (including U.S. dollar denominated obligations of foreign branches of U.S. banks and U.S. branches of foreign banks and savings and loan associations and banker's acceptances of U.S. banks which banks and savings and loan associations have total assets at the date of investment (as of the date of their most recent published financial statements) of at least $1 billion (See "INVESTMENT OBJECTIVES AND POLICIES," "Certificates of Deposit" in the Statement of Additional Information for a description of the securities) and (iv) repurchase agreements with respect to any type of instrument in which the Primary Fund is authorized to invest even though the underlying instrument may mature in more than two (2) years. (See "Additional Investment Policies and Techniques--Repurchase Agreements.")



Obligations of foreign branches of U.S. banks are subject to somewhat different risks than those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions which may adversely affect payment of principal and interest on the obligations, foreign withholding and other taxes on interest income, and difficulties in obtaining and enforcing a judgement against a foreign branch of a domestic bank. In addition, different risks may result from the fact that foreign branches of U.S. banks and U.S. branches of foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks. For instance, such branches may not be subject to the types of requirements imposed on domestic banks with respect to mandatory reserves, loan limitations, examinations, accounting, auditing, record keeping, and the public availability of information. Such obligations are not traded on any national securities exchange. While the Primary Fund does not presently invest in obligations of foreign branches of U.S. banks, it may do so in the future. Investments in such obligations will not be made in excess of 5% of the Primary Fund's total assets and will be made only when SM&R believes the risks described above are minimal.



MONEY MARKET FUND



    The investment objective of the Money Market Fund is to seek to achieve the highest current income consistent with the preservation of capital and maintenance of liquidity. The Money Market Fund seeks to achieve its objective by investing in short-term money market instruments determined to be of high quality by SM&R pursuant to guidelines established by the Company's Board of Directors.



    The Money Market Fund may invest in the following types of high quality debt obligations:

    (1) U.S. GOVERNMENT OBLIGATIONS. U.S. Government Obligations consist of marketable securities issued or guaranteed as to both principal and interest by the United States Government or by its agencies and instrumentalities. (See "Government Bond Fund" above for an explanation of U.S. Government Obligations).



    (2) CERTIFICATES OF DEPOSIT. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. The Money Market Fund will invest only in certificates of deposit of U.S. banks that have total assets in excess of $1 billion at the time of investment.



    (3) BANKER'S ACCEPTANCES. Banker's acceptances are short-term instruments issued by banks, generally for the purpose of financing imports or exports. An acceptance is a time draft drawn on a bank by the importer or exporter to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" and is an irrevocable obligation of the issuing bank.



    (4) COMMERCIAL PAPER. As discussed above under "Primary Fund," commercial paper is short-term unsecured promissory notes issued by corporations to finance short-term credit needs.



    (5) BONDS AND NOTES. The Money Market Fund may invest in corporate bonds or notes with a remaining maturity of one year or less.



    (6) COLLATERALIZED MORTGAGE OBLIGATIONS--As discussed above under "Government Bond Fund," CMOs are debt obligations collateralized by a portfolio or pool of mortgages, mortgage-backed securities, or U.S. Government securities.



    The Money Market Fund does not currently intend to invest in unrated securities, securities subject to demand features, floating rate instruments, securities subject to guarantees, and variable rate instruments.



    The Money Market Fund limits its investments to those short-term securities that the Board determines present minimal credit risk and that are "Eligible Securities" when acquired by the Fund. As used in this Prospectus, "Eligible Securities" means securities that are:



    (a) rated in one of the two highest short-term rating categories, or



    (b) whose issuer has another class of debt obligations rated in one of the two highest short-term rating categories.



To rely on a rating assigned to other debt obligations, those obligations must be of comparable priority and security. All ratings must have been issued by the requisite NRSROs. Currently, five organizations are NRSROs: Moody's Investor Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Fitch Investors Service, Inc., Duff and Phelps, Inc., and Thomson BankWatch, Inc. A discussion of the ratings categories of S&P and Moody's is contained in the Appendix.



    The Money Market Fund generally limits its investments in securities, as follows:



    - It will not invest in securities issued by any one issuer, other than the U.S. Government, its agencies, or instrumentalities, in an amount that exceeds 5% of its total assets.



    - It will not invest more than 5% of its total assets in securities relying on ratings in the second highest rating category.



    - It will not invest more than 1% of its total assets in securities of any one issuer that rely on ratings in the second highest rating category.



(See "Investment Objectives and Policies" in the Statement of Additional Information for a more detailed explanation of the investment categories.) The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, and will not invest in any security with a remaining maturity of over 397 days (13 months).

    Investments in money market instruments are subject to the ability of the issuer to make payment at maturity. In addition, the Money Market Fund's performance will vary depending on changes in short-term interest rates. However, both the financial and market risks of investment in the Money Market Fund may be expected to be less than for any other Fund. By limiting its investments to Eligible Securities, the Money Market Fund may not achieve as high a level of current income as a fund investing in lower-rated securities.


                 ADDITIONAL INVESTMENT POLICIES AND TECHNIQUES


    The following investment policies and techniques are available to one or more of the Funds:



    LENDING OF SECURITIES. In order to increase the return on its investment, the Government Bond Fund may lend portfolio securities to broker-dealers and other financial institutions in amounts up to 10% of the value of that Fund's net assets. Loans of portfolio securities will always be collateralized by cash equal to at least 102% of the market value of the securities loaned including accrued interest and will be made to borrowers deemed by SM&R to be creditworthy. Lending portfolio securities involves risk of delay in the recovery of the loaned securities and in some cases the loss of rights in the collateral should the borrower fail financially (See the Statement of Additional Information).



    WHEN-ISSUED AND DELAYED DELIVERY PURCHASES. The Government Bond Fund and Tax Free Fund may purchase and sell portfolio securities on a "when-issued" and "delayed delivery" basis. The price of such securities is fixed at the time the commitment to purchase is made, but delivery and payment for such securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. These transactions are subject to market fluctuation; the value of the securities at delivery may be more or less than their purchase price; and yields generally available on comparable securities when delivery occurs may be higher than yields on the securities obtained pursuant to such transactions. While awaiting delivery of the securities purchased on a when-issued and delayed delivery basis, each of these Funds will hold in a segregated account cash, short-term money market instruments, high quality debt securities, or portfolio securities sufficient to cover any commitment or limit any potential risk. (See "When Issued and Delayed Delivery Transactions" in the Statement of Additional Information).



    REPURCHASE AGREEMENTS. Each Fund may occasionally enter into repurchase agreements. Under a repurchase agreement, the Fund will acquire and hold an obligation (government security, certificate of deposit, or banker's acceptance) for not more than seven days, subject to the agreement by the seller (a Federal Reserve System member bank or a registered securities dealer) to repurchase the obligation at an agreed upon repurchase price and date, thereby determining the yield during the Fund's holding period. During the holding period, the seller must provide additional collateral if the market value of the obligation falls below the repurchase price. See the Statement of Additional Information for a further explanation.



    ILLIQUID SECURITIES. Each Fund (except the Money Market Fund) may invest up to 15%, and the Money Market Fund may invest up to 10%, of its net assets in illiquid securities, including foreign securities not listed on foreign or domestic exchanges and repurchase agreements maturing in excess of seven days.



    If otherwise consistent with its investment objective and policies, a Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which were issued under Section 4(2) of the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Board, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified Institutional or other buyers may cease purchasing such restricted securities, the level of illiquidity of a Fund holding such securities may increase.

    RISK FACTORS. The risk inherent in investing in any Fund of the Company is a risk common to any security. That is, the value of a Fund's shares will fluctuate in response to changes in economic conditions, interest rates and the market's perception of the underlying portfolio securities held by that Fund. Market prices of the securities in which a Fund invests will fluctuate and will tend to vary inversely with changes in prevailing interest rates. If interest rates increase from the time a security is purchased, such security might be valued and/or sold at a price less than its purchase cost. Conversely, if interest rates decline from the time a security is purchased, such security might be valued and/or sold at a price greater than its purchase cost. Substantial redemptions could require a Fund to sell portfolio securities at a time when a sale might not be favorable.



    Investments in U.S. Government Obligations are not all backed by the "full faith and credit" of the United States Government. Some are backed only by the rights of the issuer to borrow from the U.S. Treasury and others are supported only by the credit of the issuing instrumentality. No assurance can be given that the U.S. Government would lend money to or otherwise provide financial support to U.S. Government sponsored instrumentalities.



    The Primary Fund, consistent with its investment objective, will attempt to maximize yield by trying to take advantage of changing conditions and trends. It may also attempt to take advantage of what are believed to be disparities in yield relationships between different instruments. This procedure may increase or decrease the portfolio yield depending upon the Primary Fund's ability to correctly time and execute such transactions. Although the Primary Fund's assets will be invested in securities with short maturities, the Primary Fund will manage its portfolio as described above. (See "PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION" in the Statement of Additional Information.)



    The Tax Free Fund's ability to achieve its objective depends partially on the prompt payment by issuers of the interest on and principal of the municipal securities held. A moratorium, default, or other non-payment of interest or principal when due could, in addition to affecting the market value and liquidity of the particular security, affect the market value and liquidity of other municipal securities. Additionally, the market for municipal securities is often thin and can be temporarily affected by large purchases and sales. As a result, the Tax Free Fund will attempt to minimize risk by diversifying its investments by investing no more than 5% of its net assets in the securities of any one issuer (this limitation does not apply to investments issued or guaranteed by the U.S. Government or its instrumentalities) and by investing no more than 25% of its net assets in municipal securities issued in any one state or territory. Each political subdivision, agency, instrumentality, and each multi-state agency of which a state is a member will be regarded as a separate issuer for the purpose of determining diversification.



                            THE FUNDS AND MANAGEMENT



    A Board consisting of nine directors has overall responsibility for overseeing the affairs of the Company in a manner reasonably believed to be in the best interest of shareholders. The Board has delegated to SM&R, the Fund's investment adviser, the management of the Company's day-to-day business and affairs. In addition, SM&R invests the Company's assets, provides administrative services , and serves as transfer agent, custodian, dividend paying agent, and underwriter.



    SM&R is a wholly-owned subsidiary of American National Insurance Company
("American National"). As of September   , 1998, the Moody Foundation, a private
foundation, owned approximately [   ]% of American National's common stock and
the Libbie Shearn Moody Trust, a private trust, owned approximately [   ]% of
such shares. SM&R was incorporated in 1964 and has managed investment companies since 1966. SM&R also is investment adviser to three other registered investment companies: American National Growth Fund, Inc., American National Income Fund, Inc., and American National Triflex Fund, Inc. (the "SM&R Equity Funds," and collectively with SM&R Investments, Inc., the "SM&R Family of Funds"). SM&R also serves as investment adviser to the American National Investment Accounts, Inc., an investment company used to fund benefits under contracts issued by American National and for The Moody National Bank of Galveston (the "Bank"), a national bank. SM&R does and may, from time to time, serve as investment adviser to other clients including employee benefit plans, other investment companies, banks, foundations and endowment funds.


    The following persons are officers of both SM&R and the Company: Michael W. McCroskey, Vera M. Young, Emerson V. Unger, Teresa E. Axelson and Brenda T. Koelemay.


PORTFOLIO MANAGEMENT


    While the following individuals are primarily responsible for the day-to-day portfolio management of their respective Funds, all accounts are reviewed on a regular basis by SM&R's Investment Committee to ensure that they are being invested in accordance with investment polices.



    VERA M. YOUNG, VICE PRESIDENT OF SECURITIES MANAGEMENT AND RESEARCH, INC., VICE PRESIDENT, PORTFOLIO MANAGER OF THE PRIMARY FUND AND THE MONEY MARKET FUND. Ms. Young has served as Portfolio Manager of the Primary Fund and the Money Market Fund since each such Fund's inception (1993 and 1998, respectively). She also serves as Portfolio Manager of the Money Market Portfolio of American National Investment Accounts, Inc., a series mutual fund used exclusively for variable contracts issued by American National. Ms. Young also serves as Assistant Vice President, Securities for American National. Ms. Young has been managing fixed income investments for American National since 1987 and has served as portfolio manager for various funds for over ten years.



    TERRY E. FRANK, VICE PRESIDENT, PORTFOLIO MANAGER OF THE GOVERNMENT BOND FUND AND TAX FREE FUND. Ms. Frank has served as Portfolio Manager of the Government Bond Fund since 1993 and the Tax Free Fund since its inception. She joined SM&R's investment staff in 1991 and prior to that time she held positions with American Capital Asset Management and Gibraltar Savings Association as a securities analyst and Equitable Investment Services as a research analyst.


ADVISORY AGREEMENT


    Under the Advisory Agreements with the Company, SM&R is paid an investment advisory fee, which is calculated separately for each Fund, as compensation for its services. The Agreements provide that SM&R will receive advisory fees as set forth below.



    GOVERNMENT BOND FUND AND TAX FREE FUND--A monthly investment advisory fee is computed by applying to the average daily net asset value of the Government Bond Fund and the Tax Free Fund each month one-twelfth ( 1/12th) of the annual rate as follows:



                           ON THE PORTION OF EACH FUND'S                              INVESTMENT ADVISORY
                              AVERAGE DAILY NET ASSETS                                  FEE ANNUAL RATE
------------------------------------------------------------------------------------  -------------------
Not exceeding $100,000,000..........................................................            0.50%
Exceeding $100,000,000 but not exceeding $300,000,000...............................            0.45%
Exceeding $300,000,000..............................................................            0.40%



    MONEY MARKET FUND AND PRIMARY FUND--An investment advisory fee is computed and paid monthly at the annual rate of 0.50% of the Money Market Fund's and Primary Fund's average daily net asset value.



    After applicable fee waivers, SM&R received total advisory fees from the Government Bond Fund, Tax Free Fund, and Primary Fund for the fiscal year ended
August 31, 1998 which represented [   ]%, [   ]%, and [   ]%, respectively, of
each such Fund's average daily net assets. The Money Market Fund was not in operation during the fiscal year ended August 31, 1998.

ADMINISTRATIVE SERVICE AGREEMENT


    Under its Administrative Service Agreement with the Company, SM&R also receives a management and administrative service fee from each Fund which is computed by applying to the aggregate average daily net asset value of each Fund each month one-twelfth ( 1/12th) of the annual rate as follows:



ON THE PORTION OF THE FUND'S                                                     ADMINISTRATIVE SERVICE
AVERAGE DAILY NET ASSETS                                                             FEE ANNUAL RATE
------------------------------------------------------------------------------  -------------------------
Not exceeding $100,000,000....................................................               0.25%
Exceeding $100,000,000 but not exceeding $200,000,000.........................               0.20%
Exceeding $200,000,000 but not exceeding $300,000,000.........................               0.15%
Exceeding $300,000,000........................................................               0.10%



    SM&R has agreed to pay (or to reimburse each Fund for) each Fund's regular operating expenses (including the advisory fee and administrative service fee, if any, paid to SM&R, but exclusive of "12b-1 fees," Class-specific expenses, interest, taxes, commissions , and other expenses incidental to portfolio transactions) in excess of 1.25% (0.35% for the Money Market Fund) per year of such Fund's average daily net assets. SM&R received administrative service fees
of [   ]% for the Government Bond Fund; [   ]% for the Primary Fund; and [   ]%
for the Tax Free Fund for the fiscal year ended August 31, 1998 of each Fund's average daily net assets. The Money Market Fund was not in operation during the fiscal year ended August 31, 1998.


FEE WAIVERS


    In order to improve the yield and total return of any Fund of the Company, SM&R may from time to time voluntarily waive or reduce all or any portion of its advisory fee, administrative fee, and/or assume certain or all expenses of any Fund of the Company while retaining its ability to be reimbursed for such fees prior to the end of the fiscal year. Fee waivers and/or reductions, other than those stated in the Administrative Service Agreement, may be rescinded by SM&R at any time without notice to investors. SM&R has agreed to continue to waive the advisory fee for the Tax Free Fund and reimburse regular operating expenses incurred by the Government Bond and Primary Funds to the extent that total expenses (exclusive of the "12b-1 fees" and Class-specific expenses) exceed average daily net assets as follows: Primary Fund-.80% and Government Bond Fund 1.00%.



DISTRIBUTION AND SHAREHOLDER SERVICING PLAN



    The Company adopted a Distribution and Shareholder Servicing Plan (the "12b-1 Plan") pursuant to Rule 12b-1 under the 1940 Act for certain classes of the Government Bond Fund and the Tax Free Fund (the "Multi-Class Funds"). No Distribution Fee or Service Fee is imposed on Class Y shares of the Multi-Class Funds. A 12b-1 Plan has not been adopted for the Primary Fund or Money Market Fund (the "Single-Class Funds").


                             HOW TO PURCHASE SHARES


    An investor may purchase shares of a Fund from registered representatives of SM&R, from authorized broker-dealers, or directly from SM&R. Such purchases will be at the offering price (the "Offering Price") for such shares determined as and when provided below (See "DETERMINATION OF OFFERING PRICE"). SM&R will send a monthly confirmation for any month in which the account is active. An investor should carefully review the monthly confirmation and promptly report any discrepancies to SM&R. Initial and subsequent purchases may be made directly through SM&R at the following address:


Securities Management and Research, Inc.
One Moody Plaza, 14th Floor
Galveston, Texas 77550

    Certificates are not normally issued for shares of each Fund in an effort to minimize the risk of loss or theft. However, SM&R confirms investors' purchases and credits such purchases to their accounts on the books maintained by SM&R. Investors have the same rights of share ownership as they would if certificates had been issued.



    OPENING AN ACCOUNT: To purchase shares, an investor must submit an account application (the "Account Application") which includes the purchaser suitability form (the "Suitability Form"). If an investor would like to take advantage of the electronic services available, that investor must complete the Electronic Transfer Options section of the Account Application. Special forms are required when establishing an IRA/SEP or 403(b) plan. Please call Investor Services at
(800) 231-4639 and request the special forms when establishing retirement plans. Keep in mind when opening an account that transactions by telephone between different accounts will only be permitted if the accounts are registered in the identical name.



    MINIMUM PURCHASE REQUIREMENT: For Class Y shares of the Government Bond Fund and the Tax Free Fund, the minimum initial investment requirement is $500,000. If the investor is a group or institution specified in (a)-(d) of
"MULTI-CLASS FUNDS," the minimum initial investment must only be $[      ]. All
subsequent investments must be at least $[      ]. For the Primary Fund and the
Money Market Fund, the minimum initial investment requirement is $[      ] and
the minimum amount of any subsequent purchase is $[      ]. The Company reserves
the right to reject any purchase.



    PURCHASES BY MAIL: An investor should make the check(s) payable to SM&R and send the check(s) to the address indicated above. Please note that third party checks will not be accepted to open a new account, except for IRA Rollover checks that are properly endorsed. Investors making subsequent investments by mail must indicate their name, account number, and the name of the Fund, and the Class if applicable, being purchased. The investor may use the remittance slip attached to the confirmation statement.



    PURCHASES BY WIRE: To ensure proper crediting of a wire investment, an investor must have an executed Account Application and Suitability Form on file with the transfer agent. The investor may then wire his investment by providing the following instructions to his bank:



    The Moody National Bank of Galveston ABA #133100091



    Securities Management and Research, Inc. #035 868 9



    Name of Class, if applicable, and Fund (E.G., Class Y of the Government Bond
Fund)



    Fund Account Number (number appears on confirmation statement)



    Investor's Name (E.G., First National Bank)



    If wires are received after 3:00 p.m. Central Time or during a Bank holiday or SM&R business holiday, purchases will be made at the price determined on the next business day. A wire fee in the amount of $8.00 will be charged the investor for wires under $5,000.



    PURCHASES BY EXCHANGE: An investor may call Investor Services if he has established telephone exchange privileges on his account. See "SPECIAL PURCHASE PLANS AND SERVICES--Exchange Privilege" for procedures and additional information relating to telephone exchanges. For limitations on exchanges see "Excessive Trading" also under "SPECIAL PURCHASE PLANS AND SERVICES."


                         WHEN ARE PURCHASES EFFECTIVE?


    Purchases received in proper form by SM&R prior to the close of the New York Stock Exchange (currently 3:00 p.m. Central Time) (the "Exchange") on any SM&R business day, or received prior thereto on any SM&R business day by a securities dealer having a dealer contract with SM&R and reported to SM&R prior to SM&R's close of business (currently 4:30 p.m. Central Time) on the same day, will be effective and executed at the applicable Offering Price determined at the close of the Exchange on that day. It is the responsibility of any such dealer and not SM&R to establish procedures to assure that purchases received before the close of the Exchange on an SM&R business day will be reported to SM&R before SM&R's close of business on that same day. Purchases received after the close of the Exchange, on customary national business holidays, or on an SM&R holiday will be effective upon and made at the Offering Price determined as of the close of the Exchange on SM&R's next business day that such Exchange is open for trading.


    If payments for purchases are transmitted by bank wire to the Bank and reported to SM&R prior to the close of the Exchange on any SM&R business day, the investor will purchase at the Offering Price determined and become a shareholder as of the close of the Exchange on that same day. Purchases by wire payments reported by the Bank to SM&R after the close of the Exchange, on customary national business holidays, or on an SM&R holiday, will be effective on and made at the Offering Price determined on SM&R's next business day. Procedures for transmitting Federal Funds by wires are available at any national bank or any state bank which is a member of the Federal Reserve System.



    SM&R's business holidays are Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, the Friday following Thanksgiving Day, two (2) days at Christmas, and New Years Day. If Christmas Day is a weekday other than Monday, Christmas Day and Christmas Eve Day are business holidays. If Christmas Day is Monday, Christmas Day and the preceding Friday will be business holidays. If Christmas Day is a Saturday, the preceding Thursday and Friday will be business holidays. If Christmas Day is a Sunday, the preceding Friday and the following Monday will be business holidays. If New Years Day is a Saturday, the preceding Friday will be a business holiday, and if New Years Day is a Sunday, the following Monday will be a business holiday.


                        DETERMINATION OF OFFERING PRICE


    Each Fund's Offering Price is determined once each day and is comprised of that Fund's net asset value plus the sales charge, if any. Shares of the Single-Class Funds and Class Y shares of the Multi-Class Funds may be purchased without a sales charge. Accordingly, the Offering Price for shares of each Single Class Fund is that Fund's net asset value; the Offering Price for Class Y shares of each Multi-Class Fund is that Class's net asset value.



    Net asset value per share is determined by dividing the market value of the securities owned by the Fund or Class thereof, plus any cash or other assets (including dividends accrued but not collected), less all liabilities of such Fund or Class (including accrued expenses but excluding capital and surplus), by the number of shares of the Fund or Class outstanding. Net asset value is currently determined as of 3:00 p.m. Central Time on each business day. Although the legal rights of the Classes of the Multi-Class Funds are substantially identical, the different expenses borne by each Class will result in different net asset values and dividends for each Class.



    The Money Market Fund values all of its securities using the amortized cost method, which does not take into account unrealized capital gains or losses. The amortized cost method of valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. (For a further discussion of the amortized cost method, see the Statement of Additional Information.) The other Funds use the amortized cost method only for valuing debt securities having maturities of 60 days or less. Debt securities with maturities in excess of 60 days are valued on the basis of prices provided by a pricing service or brokers.



    For a more complete description of the procedures involved in valuing various fund assets, see "Offering Price" in the Company's Statement of Additional Information.

                               MULTI-CLASS FUNDS



    The Government Bond Fund and the Tax Free Fund (as defined above, the "Multi-Class Funds") offer six classes of shares. Each Class of shares of a Multi-Class Fund represents an interest in the same portfolio of investments and each Class has the same rights as the other Classes, except that each Class bears its own expenses and charges. The net income attributable to each Class and the dividends payable on the shares of that Class will be reduced by the amount of the service and distribution (12b-1) fees of that Class, if any.



    This Prospectus offers Class Y shares of the Multi-Class Funds to institutions and certain individuals. Class Y shares may be purchased by:



    (a) institutional investors, such as insurance companies, banks, investment companies, retirement plans, and other institutional investors approved by SM&R;



    (b) trust companies and bank trust departments for funds over which they exercise exclusive discretionary investment authority or they serve as a directed trustee and which are held in a fiduciary, agency, advisory, custodial or similar capacity;



    (c) accounts managed by SM&R;



    (d) officers, directors, trustees, employees and members of any non-profit business, trade, professional charitable, civic or similar associations and clubs with an active membership of at least 100 persons who have entered into an NAV agreement with SM&R; and



    (e) other investors, including individuals, with initial investments of $500,000 or more.



Neither the Funds nor SM&R are responsible for determining whether or not a prospective investor qualifies under any of the above categories for receipt of net asset value. Notifying SM&R of an intent to qualify under one of these categories is the sole responsibility of the prospective investor.



    Five other Classes of shares of the Multi-Class Funds are available through separate prospectuses: (1) Class A "front-end load" shares; (2) Class B "back-end load" shares; (3) Class C "level load" shares; (4) Class T shares sold only
to investors that became shareholders of the Company prior to September     ,
1998 and certain designated persons; and (5) Class J shares sold only through special "network" distribution arrangements. Class A, Class B, Class C, Class T, and Class J shares are subject to different sales charges and other expenses and, accordingly, may have expense ratios and performance that differs from those of Class Y shares. FOR MORE INFORMATION ON THE OTHER CLASSES OF SHARES OR TO REQUEST A PROSPECTUS FOR ANOTHER CLASS, INVESTORS MAY CONTACT INVESTOR SERVICES AT (800) 231-4639.



FUND AND CLASS EXPENSES



    For the Multi-Class Funds, expenses that are directly attributable to a particular Class of shares ("Class Expenses") will be borne solely by that Class. Class expenses include: (1) asset-based distribution fees and shareholder service fees; (2) transfer agency fees attributable to a particular Class; (3) expenses related to preparing, printing, mailing, and distributing materials such as shareholder reports, prospectuses, and proxy statements to current shareholders of a specific Class; (4) state and federal registration fees incurred by a specific Class; (5) litigation and other legal expenses relating to a particular Class; (6) directors' fees and expenses incurred as a result of issues relating solely to a particular Class; (7) accounting, audit, and tax expenses relating to a specific Class; (8) the expenses of administrative personnel and services required to support the shareholders of a specific Class; and (9) fees and other payments made to entities performing services for a particular Class, including account maintenance, dividend disbursing, or subaccounting services.



    Class Expenses may be waived or reimbursed by SM&R, the Fund's investment adviser and distributor. Investment advisory fees, custodial fees, and other expenses relating to the management of the Company's assets shall not be allocated on a class-specific basis. Income, realized and unrealized capital gains and losses, and expenses that are not allocated to a specific Class shall be allocated to each Class on the basis of the proportionate net assets of that Class in relation to the net assets of the Multi-Class Fund.



    All direct sales expenses for the Primary and the Money Market Fund, including the cost of prospectuses for prospective shareholders, are paid by SM&R, and no sales expense is borne by those Funds. Similarly, all direct sales expenses for the Class Y shares of the Government Bond and Tax Free Funds are paid by SM&R, and no sales expense is borne by those Classes.



    For additional information about the expenses of the Funds, see the Statement of Additional Information.


                      SPECIAL PURCHASE PLANS AND SERVICES


    The Company offers services and plans that are designed to facilitate investment in the Funds. At this time, there is no charge to shareholders for these services. The Company may impose fees for such services in the future. Be aware, however, that shareholders electing to participate in the ACH plan described below should check with their financial institution for any additional charges imposed for this service. For additional information contact your registered representative or SM&R.



    ELECTRONIC TRANSFERS (ACH). The electronic transfer option allows shareholders to move money between their Fund account(s) and their bank, savings and loan, or credit union account using the Automated Clearing House ("ACH") network. To arrange for electronic transfers, investors should complete the relevant section of the Account Application at the time they open the account and specify the type of service or services desired. Shareholders should also attach a voided, pre-printed check or deposit slip from their checking, savings and loan, or credit union account. PASSBOOK SAVINGS ACCOUNTS ARE NOT ELIGIBLE FOR THE ELECTRONIC TRANSFER OPTION. ADDITIONALLY, AN INVESTOR'S BANK MUST BE A MEMBER OF THE AUTOMATED CLEARING HOUSE (ACH) NETWORK FOR THE INVESTOR TO TAKE ADVANTAGE OF THIS SERVICE. Shareholders will receive a confirmation verifying initialization of the electronic transfer option and may begin conducting transactions in their account(s) under this option three (3) weeks after receipt of the verification notice from SM&R. If this option is elected after the account is established, it may be necessary for the shareholder to obtain a signature guarantee for all individuals named on the account(s).



    TELEPHONE SERVICES. Investors can take advantage of this service by completing the appropriate sections of the Account Application when opening their account. Through this service, investor will be able to purchase by ACH, redeem, and exchange shares on those accounts for which they have an executed Account Application on file and have received written verification from SM&R that the service has been initialized as explained under Electronic Transfers above. If this option is elected after the account is established, it may be necessary for the shareholder to obtain a signature guarantee for all individuals named on the account(s). PLEASE NOTE THAT THE TELEPHONE REDEMPTION OPTION IS NOT AVAILABLE TO RETIREMENT PLANS.



    The Funds have implemented the following security procedures intended to protect shareholder accounts from losses resulting from unauthorized or fraudulent telephone instructions: The caller will be required to know (i) the name of the Fund or Funds; (ii) all digits of the account number; (iii) the exact name and address used in the registration(s); and (iv) the Social Security or Employer Identification Number listed on the account(s). Additionally, all telephone transactions will be recorded for the shareholder's protection.



    Neither the Funds nor SM&R will be responsible for the authenticity of transaction instructions received by telephone which comply with the current security procedures and other requirements. SM&R believes that such security procedures and other requirements are reasonable and, if followed, shareholders should bear the risk of any losses resulting from unauthorized or fraudulent telephone transactions on their accounts.

    AUTOMATIC INVESTMENT PLAN. Through this plan, a specified amount is electronically transferred (via ACH) from a shareholder's bank account and invested monthly, bi-monthly, quarterly, or annually into the designated fund(s) at the applicable offering price determined on the date of the electronic transfer.



    WEALTH ACCUMULATION ACCOUNT. Shareholders having account balances of at least $2,500 in the Money Market Fund may open a Wealth Accumulation Account, which will provide them with an automatic dollar cost averaging plan. Automatic monthly purchases of the shares of other funds in the SM&R Family of Funds may be made by exchanges from the shareholder's Money Market Fund Wealth Accumulation Account. Purchases of the other funds must be at least $50 and, unless terminated by the shareholder, will continue as long as the balance of the Money Market Fund Wealth Accumulation Account is sufficient. Additional investments may be made to a Money Market Fund account designated as a Wealth Accumulation Account to extend the purchase period under the plan. However, if additional investments are received by SM&R less than ten (10) days prior to the 20th of the month, such investments will not be available for use under the Wealth Accumulation Account until the 20th of the following month. If the 20th of the month is an SM&R holiday, the purchase will be processed on the next business day.



    Purchases made will be subject to the applicable sales charge of the fund whose shares are being purchased. Changes in amounts to be purchased, the funds being purchased, and termination of a Wealth Accumulation Account will be made within five (5) business days after written instructions are received by SM&R in proper form (I.E., signed by the owner(s) of record exactly as registered).



    Shareholders' rights to make additional investments, to exchange shares, and to redeem shares in the Money Market Fund and any of the funds in the SM&R Family of Funds are not affected by a shareholder's participation in a Wealth Accumulation Account. However, check writing privileges and expedited redemption by telephone are not available for the Money Market Fund accounts designated as a part of the Wealth Accumulation Account.



    Primary Fund shareholders that opened a Primary Fund Wealth Accumulation
Account prior to September   , 1998 will be permitted to continue using the
Account subject to the terms applicable to a Money Market Fund Wealth Accumulation Account, described above.



    EXCHANGE PRIVILEGE. Shareholders in a Fund are permitted to exchange shares that they own in a Fund with shares of another fund in the SM&R Family of Funds without the payment of an exchange fee, subject to certain conditions. Exchanges between a Fund and another fund in the SM&R Family of Funds are available only in states where the applicable funds are registered and the exchange may be legally made.



    MULTI-CLASS FUNDS (GOVERNMENT BOND FUND AND TAX FREE FUND ). Shareholders may exchange Class Y shares that they own in a Multi-Class Fund, without an exchange fee, for corresponding Class Y shares of the another fund in the SM&R Family of Funds. Shareholders also may exchange their Class Y shares for shares of a Single-Class Fund, provided that the shareholder meets any minimum investment requirement for the shares they wish to acquire.



    SINGLE-CLASS FUNDS (PRIMARY FUND AND MONEY MARKET FUND). Shareholders may exchange shares they own in a Single-Class Fund for shares of the other Single-Class Fund or for shares of a Class of another fund in the SM&R Family of Funds, provided the shareholder pays any sales charge applicable to the acquired shares.



    You may acquire, through an exchange, shares of a Class with a contingent deferred sales charge ("CDSC"). If you redeem those shares, the relevant CDSC, if any, will be calculated from the date that you initially purchased the original shares, rather than from the date of exchange.



    Shares of any fund in the SM&R Family of Funds held in escrow under a Letter of Intent are not eligible for the exchange privilege. Such shares will not be released from escrow until the balance invested during the period specified in the Letter of Intent equals or exceeds the amount required to be invested under the Letter of Intent or the shareholder requests, in writing, that the Letter of Intent be canceled and pays any adjustments in sales charge. After release from escrow, shares may be exchanged, provided all other applicable conditions are met.



    You may request an exchange by telephone or in writing. In order to exchange shares, the following requirements must be met: (a) the exchange must be made between accounts having identical registrations and addresses; (b) the shares of the fund of the SM&R Family of Fund acquired through exchange must be qualified for sale in the state in which you reside; (c) the dollar amount of the exchange must meet the minimum investment requirement applicable to the shares of the fund in the SM&R Family of Funds that you would acquire through the exchange;
(d) SM&R must have received full payment for the shares being exchanged; (e) your account must have been coded to reflect your certified taxpayer identification number, or, if applicable, an appropriate Internal Revenue Service Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status); (f) any shares that you wish to exchange must have been held for at least ten (10) business days; (g) certificates representing shares, if any, are returned before such shares are exchanged; and (h) you have received a prospectus for the shares you receive in the exchange.



    The exchange privilege is not an option or right to purchase shares but is permitted under the respective policies of the participating funds, and may be modified or discontinued by the participating funds or by SM&R at any time. ANY GAIN OR LOSS REALIZED ON AN EXCHANGE OR RE-EXCHANGE MAY BE RECOGNIZED FOR FEDERAL AND STATE INCOME TAX PURPOSES. SHAREHOLDERS SHOULD CONSULT A TAX ADVISOR FOR THE TAX TREATMENT AND EFFECT OF EXCHANGES.



    EXCESSIVE TRADING. Frequent trades, involving either substantial fund assets or a substantial portion of an account or accounts controlled by a shareholder, can disrupt management of the Company and raise the Company's expenses. The Company defines "excessive trading" as exceeding one purchase and sale involving the same fund within any 120-day period.



    For example, a shareholder is in Fund X. He can move substantial assets from Fund X to Fund Y and, within the next 120 days, sell his shares in Fund Y to return to Fund X or move to Fund Z. If the shareholder exceeds the number of trades described above, he may be barred indefinitely from further transactions between the participating funds.



    There are two types of transactions exempted from the excessive trading guidelines. They are (1) redemptions that are not part of exchanges and (2) systematic purchases or redemptions.


                                RETIREMENT PLANS


    The following retirement plans may be funded with Class Y shares of the Government Bond Fund or with shares of the Primary and Money Market Funds:
Individual Retirement Accounts (IRAs); Simplified Employee Pension Plans (SEPs); 403(b) Custodial Accounts (TSAs), and corporate retirement plans. Information concerning IRAs and TSAs, and the forms necessary to adopt such plans, can be obtained by contacting your registered representative or calling SM&R. A regular Fund application should be used when establishing a corporate retirement plan. (See "HOW TO PURCHASE SHARES" for the minimum initial and subsequent purchase requirements.) SM&R acts as trustee or custodian for IRAs, SEPs and TSAs for the Company. An annual custodial fee of $7.50 will be charged for any part of a calendar year in which an investor has an IRA, SEP or TSA in the Company and will be automatically deducted from each account. An individual considering a retirement plan may wish to consult with an attorney or tax adviser.



    Because IRAs, SEPs, TSAs, and other qualified plans are exempt from federal income tax, they will be unable to benefit from the general tax-exempt nature of the Tax Free Fund. Accordingly, the Tax Free Fund is not generally considered to be suited for such plans or persons.


                          DIVIDENDS AND DISTRIBUTIONS


    The Government Bond Fund and Tax Free Fund will declare and pay dividends from net investment income monthly and net realized short-term or long-term capital gains, if any, annually.

    At 3:00 p.m. Central Time, on each day that the Exchange is open for trading other than SM&R's business holidays described above, the Primary Fund and the Money Market Fund each will declare a dividend of all of its net investment income to shareholders already of record. Such dividends will be paid monthly.



    Dividends and capital gains will be automatically reinvested at net asset value in additional shares of the Fund making such distribution unless SM&R is instructed otherwise in writing. Distributions not reinvested are paid by check or transmitted to your bank account through an ACH transaction, if elected. If the Postal Service cannot deliver your check, or if your check remains uncashed for six months, the Company reserves the right to reinvest your distribution check in your account at the net asset value on the business day of the reinvestment and to reinvest all future distributions in shares of the Company. Dividends and capital gains declared in December to shareholders of record in December and paid the following January will be taxable to shareholders as if received in December. This is a convenient way to accumulate additional shares and maintain or increase the shareholder's earning base. Of course, any shares so acquired remain at market risk.


    Shareholders have the right to change their election with respect to the receipt of distributions by notifying SM&R in writing, but any such change will be effective only as to distributions for which the record date is seven or more business days after SM&R has received the shareholder's written request.


    In order to be entitled to a dividend, an investor must have acquired shares of a Fund prior to the close of business on the record date. A shareholder should be cautioned, however, before purchasing shares of a Fund immediately prior to a distribution. Dividends and distributions paid by the Company have the effect of reducing net asset value per share on the record date by the amount of the payment. Therefore, a dividend or distribution of record shortly after the purchase of shares by an investor represents in substance, a return of capital.


                                     TAXES


    Each Fund of the Company is treated as a separate entity for federal income tax purposes. The Company has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code. The Company intends to distribute all of its net investment income and net realized capital gains to shareholders in a timely manner. Therefore, it is not expected that the Company will be required to pay federal income taxes.



    In order to qualify as a regulated investment company, each Fund of the Company must meet several requirements. These requirements include the following: (1) at least 90% of the Fund's gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies or other income (including gains from options, futures or forward contracts) derived in connection with the Fund's investment business and (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of the Fund's assets must consist of cash, United States Government securities, securities of other regulated investment companies and other securities (limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's assets may be invested in the securities of any issuer (other than United States Government Securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are determined to be engaged in similar or related trades or businesses.



    For federal income tax purposes, any income dividends derived from taxable investments which the shareholder receives from such Fund of the Company, as well as any distributions derived from net short-term capital gains are treated as ordinary income whether the shareholder has elected to receive them in cash or in additional shares. Distributions derived from net long-term capital gains will be taxable as long-term capital gains regardless of the length of time the shareholder has owned such Fund's shares and regardless of whether such distributions are received in cash or in additional shares. In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous years.


    Dividends paid by the Tax Free Fund that are derived from interest earned on qualifying tax-exempt obligations are expected to be "exempt-interest" dividends that shareholders may exclude from their gross income for federal income tax purposes if the Fund satisfies certain quarterly asset percentage requirements. To the extent that the Tax Free Fund invests in bonds, the interest on which is a specific tax preference item for federal income tax purposes ("AMT-Subject Bonds"), any exempt-interest dividends derived from interest on AMT-Subject bonds will be a specific tax preference item for purposes of the federal individual and corporate alternative minimum taxes. All exempt-interest dividends will be a component of the "current earnings" adjustment item for purposes of the federal corporate alternative minimum income tax. Current federal tax law limits the types and volume of securities qualifying for the federal income tax exemption of interest and may also affect the availability of municipal obligations for investment by the Fund and the value of the Fund's portfolio.



    Redemptions and exchanges of shares in each Fund of the Company are taxable events on which a shareholder may realize a gain or loss. Shareholders of the Tax Free Fund should be careful about redeeming shares immediately prior to the record date of an "exempt-interest dividend" because the redemption may cause the shareholder to realize a taxable gain even though a portion of the redemption proceeds may represent a pro rata share of tax exempt interest earned by the Fund. In addition, a loss on the sale or redemption of shares held by the shareholder of the Tax Free Fund for six months or less will be disallowed to the extent of any exempt-interest dividend received by the shareholder with respect to those shares. Shareholders should consult with their tax advisor concerning the tax reporting requirements in effect on the redemption or exchange of such shares.



    The Company may be required to report to the Internal Revenue Service ("IRS") any taxable dividends or other reportable payment (including share redemption proceeds) and withhold 31% of any such payments made to individuals and other non-exempt shareholders who have not provided a correct taxpayer identification number and made certain required certifications that appear in the Application. A shareholder may also be subject to backup withholding if the IRS or a broker notifies the Company that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding for previous under-reporting of interest or dividend income.



    Shareholders who are not U.S. persons for purposes of federal income taxation should consult with their financial or tax advisors regarding the applicability of U.S. withholding taxes to distributions received by them from the Company.


    Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the fund from direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met within the fund.


    At the end of each calendar year, the Company will advise shareholders about the tax status of all distributions made during each taxable year, including the portion of the dividends which comprise taxable income, exempt income and interest income that is a tax preference item under the alternative minimum tax. Shareholders should consult a tax advisor about the application of state and local tax laws to these distributions and redemption proceeds received from the Company.



    IMPORTANT: The Company reserves the right to (1) refuse to open an account for any person failing to provide a taxpayer identification number, certified as correct and (2) close an account by redeeming its shares in full, at the then current net asset value, upon receipt of notice from the IRS that the taxpayer identification number certified as correct by the shareholder is in fact incorrect.

                                 HOW TO REDEEM


    Shares of the Company will be redeemed at the net asset value determined on the date the request is received by SM&R in "Proper Form," as defined in "PROPER FORM" below, at no charge. A redemption request must be addressed to Securities Management and Research, Inc., One Moody Plaza, 14th Floor, Galveston, Texas 77550.


    If uncertain of the redemption requirements, investors should call Investor Services or write SM&R. Payment will be made as soon as practicable and normally within seven days after receipt of a redemption request in Proper Form.


    If the shares being redeemed were purchased by wire, certified check, money order, or other immediately available funds, redemption proceeds will be mailed no later than the seventh calendar day following receipt. For shares purchased by a personal check or ACH transfer, SM&R will process the redemption but will generally delay sending the proceeds for up to ten (10) business days to allow the check or transfer to clear.



    TELEPHONE REDEMPTIONS. Shareholders may request redemptions by telephone if they have completed the Account Application and requested this option. This redemption feature can only be used if: (a) the redemption proceeds are to be mailed to the address of record or wired to the pre-authorized bank account indicated on the Account Application; (b) there has been no change of address of record or pre-authorized bank account within the preceding 30 business days; (c) the shares to be redeemed are not in certificate form; (d) the security procedures discussed under the "Exchange Privilege" have been met; and (e) the proceeds of the redemption do not exceed $25,000.



    SYSTEMATIC WITHDRAWAL PLAN. The Company has a Systematic Withdrawal Plan ("Withdrawal Account"), which permits shareholders having an account value of $5,000 or more to automatically withdraw a minimum of $50 monthly or each calendar quarter on or about the 20th of the applicable month. Shareholders maintaining a Withdrawal Account may elect to have the withdrawal proceeds automatically deposited in their pre-authorized bank account via an ACH transaction. This is accomplished by completing the relevant section of the Account Application and returning it to SM&R. See "SPECIAL PURCHASE PLANS AND SERVICES Electronic Transfers" for additional information. Dividends and capital gains distributions will automatically be reinvested in additional shares at net asset value. As with other redemptions, a withdrawal is a sale for federal income tax purposes. The Systematic Withdrawal Plan will automatically terminate if all shares are liquidated or withdrawn from the account. Certificates are not issued for shares held in a Withdrawal Account and certificates held, if any, must be surrendered when shares are transferred to a Withdrawal Account. No account covered by a Letter of Intent can be changed to a Systematic Withdrawal Plan until such time as the Letter of Intent is fulfilled or terminated, nor can an account under a Systematic Withdrawal Plan be placed under a Letter of Intent.



    For further information about the Systematic Withdrawal Plan, contact a registered representative or SM&R.



    "PROPER FORM" means the request for redemption must include: (1) your share certificates, if issued; (2) your letter of instruction or a stock assignment specifying the Fund, account number, and number of shares or dollar amount to be redeemed. Both share certificates and stock powers, if any, must be endorsed and executed exactly as the Fund shares are registered. It is suggested that certificates be returned by certified mail for your protection; (3) any required signature guarantees (see "Signature Guarantees" below); and (4) other supporting legal documents, if required in the case of estates, trusts, guardianships, divorce, custodianships, corporations, partnerships, pension or profit sharing plans, retirement plans, and other organizations.



    Please keep in mind that as a shareholder, it is your responsibility to ensure that all requests are submitted to the Company's transfer agent in Proper Form for processing.

    SIGNATURE GUARANTEES. This guarantee carries with it certain statutory warranties relied upon by the transfer agent. This guarantee is designed to protect the investor, the Company, SM&R, and its representatives through the signature verification of each investor wishing to redeem or exchange shares. Signature guarantees are required when: (1) the proceeds of the redemption exceed $25,000; (2) the proceeds (in any amount) are to be paid to someone OTHER THAN the registered owner(s) of the account; (3) the proceeds (in any amount) are to be sent to any address OTHER THAN the shareholder's address of record, pre-authorized bank account or exchanged to one of the other funds managed by SM&R; or (4) the Company or its transfer agent believes a signature guarantee would protect against potential claims based on the transfer instructions, including, when the authority of a representative of a corporation, partnership, association, or other entity has not been established to the satisfaction of the Company or transfer agent.


    Acceptable guarantees can be obtained from an "eligible guarantor institution" as defined in rules adopted by the Securities and Exchange Commission. Eligible guarantor institutions include banks, brokers, dealers, municipal securities dealers or brokers, government securities dealers or broker, credit unions (if authorized under state law), national securities exchanges, registered securities associations and institutions that participate in the Securities Transfer Agent Medallion Program ("STAMP") or other recognized signature guarantee medallion program or an SM&R representative who has executed an agreement and received authorization from SM&R. IMPORTANT: Witnessing or notarization is not sufficient.


    TEXAS OPTIONAL RETIREMENT PROGRAM. Government Bond Fund, Primary Fund, and Money Market Fund shares in any account established under the Texas Optional Retirement Program may not be redeemed unless satisfactory evidence is received by SM&R from the state that one of the following conditions exist: (1) death of the employee; (2) termination of service with the employer; or (3) retirement of employee.



    CHECK WRITING OPTION. Check writing is available in the Money Market Fund to investors having an account value of $1,000 or more. $250 is the minimum check amount under the check writing option. This option is not available on IRAs, SEPs, or TSAs. Shareholders wishing to avail themselves of this option must complete the check writing option signature card in the Prospectus. After obtaining specimen signatures and the fully executed card, SM&R will order checks and arrange for the shareholder's checks to be honored by a bank. Investments made by personal check or third party check will be held for fifteen
(15) business days following the investment during which time checks may not be drawn on the amount of such investment. This service may be terminated or suspended or additional charges may be imposed for this service. Shareholders will be provided the initial checkbook free of charge. There will be a $5 fee for re-orders. Shareholders will be allowed to write ten (10) checks free each calendar quarter.



    When a check is presented for payment, SM&R, as the shareholder's agent, will cause each Fund to redeem a sufficient number of full and fractional shares to cover the amount of the check. Shareholders will continue to be entitled to dividends on their shares up to the time the check is presented to SM&R for payment. If the amount of the check is greater than the value of the shares held in the shareholder's account for more than fifteen (15) business days at the time the check is presented for payment, the check will be returned to the payee as not being covered by sufficient funds, and the shareholder will be subject to extra charges as a result.



    Primary Fund shareholders that had check writing privileges prior to September , 1998 will be permitted to continue writing checks on the Primary Fund subject to the terms applicable to the Money Market Fund described above. Shareholders using the Primary Fund check writing option should be aware that writing a check is a redemption of shares. Those shares may be worth less when the check is presented for payment than when the check was written.



    REDEMPTION OF SMALL ACCOUNTS. The Company reserves the right to redeem shares in any account (which will be promptly paid to the shareholder) if, due to your redemptions, the value of the account falls below

$100 in the case of the Government Bond Fund and Tax Free Fund or $1,000 in the case of the Primary Fund and Money Market Fund. Shareholders will be notified that the value of their account is less than the required minimum indicated above and allowed at least 60 days to make an additional investment to increase the value of their account above the required minimum. The Board of Directors may, from time to time, change such required minimum investment.



    RIGHTS RESERVED BY THE COMPANY. The Company, acting through its transfer agent, reserves the right to waive or lower investment minimums; to accept initial purchases by telephone from a registered representative; to refuse any purchase order; to cancel or rescind any purchase or exchange at any time prior to receipt by the shareholder of written confirmation or, if later, within five
(5) business days of the transaction; to freeze an account and suspend account services when notice has been received of a dispute involving the account owners or other parties or there is reason to believe a fraudulent transaction may occur; to restrict or refuse the use of faxed redemptions where there is a question as to the validity of the request or proper documents have not been received; to otherwise modify the conditions of purchase and any services at any time; or to act on instructions not believed to be genuine.



                     OTHER INFORMATION CONCERNING THE FUNDS



    SHARING OF FUND EXPENSES. Each Fund bears its proportionate share of the Company's general expenses not susceptible of direct allocation. Such general expenses include the Company's organizational expenses, directors' fees and joint fidelity bonds, which are pro-rated based on the relative amount of each Fund's assets, and prospectus and shareholder report expenses, which are pro-rated based on the relative number of each Fund's shareholders. Organizational expenses for the Tax Free Fund and the Money Market Fund were paid by the adviser.



    AUTHORIZED STOCK. The shares of each Fund, when issued, will be fully paid and non-assessable, will have no conversion or similar rights, and will be freely transferable. Each share of stock will have a pro-rata interest in the assets of the Fund to which the stock of that class relates and will have no interest in the assets of any other Fund.



    As of September 1, 1998, SM&R and its parent, American National Insurance
Company, owned [   ]% and [   ]%, respectively, of the outstanding shares of the
Company; [   ]% and [   ]%, respectively of the outstanding shares of the
Government Bond Fund; [   ]% and [   ]%, respectively of the outstanding shares
of the Primary Fund; and [   ]% and [   ]%, respectively of the outstanding
shares of the Tax Free Fund. In addition, SM&R provided the initial capital for the Money Market Fund, and as of the date of this Prospectus owns 100% of the outstanding shares of such Fund. Any person who owns directly or indirectly more than 25% of the outstanding voting securities of the Company or a Fund is presumed by the Investment Company Act of 1940 to "control" the Company or the Fund, and may be able to significantly influence the outcome of any shareholder vote. For purposes of voting on matters submitted to shareholders, any person who owns more than 50% of the outstanding shares of the Company or a Fund generally would be able to cast the deciding vote. By virtue of their stock ownership, SM&R and American National control the Company's operations, including the ability to make changes in the fundamental investment objectives and restrictions of each Fund of the Company, as well as the ability to increase investment advisory fees, notwithstanding other shareholders' votes to the contrary. Holders of shares of any Fund are entitled to redeem their shares as set forth under "HOW TO REDEEM."



    YEAR 2000 RISKS. Many services provided to the Funds and their shareholders depend on the smooth functioning of computer systems. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated, referred to as the "Year 2000 Problem." The Year 2000 Problem could have a negative impact on handling securities trades, payment of interest and dividends, pricing, and account services. Like other mutual funds, financial and business organizations, and individuals around the world, the Funds could be adversely affected if the computer systems used by SM&R (which acts as their investment adviser, underwriter, custodian, and transfer agent) do not properly process and calculate date-related information and data from and after January 1, 2000. SM&R is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by any other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds and their shareholders.



    VOTING RIGHTS. Within the respective Funds, all shares have equal voting, participation and liquidation rights, but have no subscription, preemptive, conversion, or cumulative voting rights.



    On certain matters, such as the election of directors, all shares of each Fund vote together, with each share having one vote. On other matters affecting a particular Fund, such as the Investment Advisory Contract or fundamental investment policies, only shares of that Fund are entitled to vote, and a majority of the shares of that Fund are required for approval of the proposal. On matters affecting a particular Class of a Fund, only shares of that Class of the Fund are entitled to vote, and a majority of the shares of that Class are required for approval of the proposal.



    SPECIAL PAYMENTS TO BROKER-DEALERS. Broker-dealers or other securities dealers that have entered into selling agreements with SM&R may receive compensation from SM&R or an affiliated company in connection with selling shares of the SM&R Family of Funds. Compensation may include financial assistance for conferences, shareholder services, automation, sales and training programs, or promotional activities. Registered representatives and their families may be paid for travel expenses, including lodging, in connection with business meetings or seminars. In some cases, this compensation may only be available to securities dealers whose representatives have sold or are expected to sell significant amounts of shares. Securities dealers may not use certain sales to qualify for this compensation if prohibited by the laws of any state or self-regulatory agency, such as the National Association of Securities Dealers, Inc.



    Securities laws of states in which the Fund offers its shares may differ from federal law. Banks and financial institutions that sell shares of the Fund may be required to register as securities dealers pursuant to state law.



    ADDITIONAL INFORMATION. This Prospectus and the Statement of Additional Information referred to on the cover page do not contain all the information set forth in the registration statement, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The omitted information may be obtained from the Commission's principal office in Washington, D.C., upon payment of the fees prescribed by the Commission.


    For further information, shareholders may also contact SM&R, whose address and phone number are set forth on the cover of this Prospectus.

                                    APPENDIX
                  (DESCRIPTION OF RATINGS USED IN PROSPECTUS)



                                  BOND RATINGS



DESCRIPTION OF STANDARD & POOR'S CORPORATION'S BOND RATING:



AAA        An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA         An obligation rated "AA" differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A          An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions that obligations in higher- rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB        An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

           Obligations rated "BB", "B", "CCC", "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C"
           the highest. While such obligations will like have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB         An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, if faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B          An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.



DESCRIPTION OF MOODY'S INVESTOR'S SERVICE, INC.'S BOND RATINGS:



Aaa        Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge".
           Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa         Bonds which are rated "Aa" are judged to be of high quality by all standards.
           Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater than in Aaa securities.

A          Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa        Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba         Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B          Bonds which are rated "B" generally lack characteristics of the desirable investment.
           Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.



DESCRIPTION OF FITCH INVESTORS SERVICE BOND RATINGS:



AAA        Obligations which have the highest rating assigned by Fitch IBCA on its national rating scale for that country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Capacity for timely repayment of principal and interest is extremely strong, relative to other obligors in the same country.

AA         Obligations for which capacity for timely repayment of principal and interest is very strong relative to other obligors in the same country. The risk attached to these obligations differs only slightly from the country's highest rated debt.

A          Obligations for which capacity for timely repayment of principal and interest is strong relative to other obligors in the same country. However, adverse changes in business, economic or financial conditions are more likely to affect the capacity for timely repayment than for obligations in higher rated categories.

BBB        Obligations for which capacity for timely repayment of principal and interest is adequate relative to other obligors in the same country. However, adverse changes in business, economic or financial conditions are more likely to affect the capacity for timely repayment than for obligations in higher rated categories.



                             MUNICIPAL NOTE RATINGS



DESCRIPTION OF MOODY'S INVESTOR SERVICE INC.'S MUNICIPAL NOTE RATINGS:



MIG 1/VMIG 1     This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market refinancing.

MIG 2/VMIG 2     This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3     This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4     This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

DESCRIPTION OF STANDARD AND POOR'S MUNICIPAL NOTE RATINGS:


    Until June 29, 1984, S&P used the same rating symbols for notes and bonds. After June 29, 1984, for new municipal note issues due in three years or less the ratings below usually will be assigned. Notes maturing beyond three years will most likely receive a bond rating of the type recited above.



SP-1       Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2       Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.



                            COMMERCIAL PAPER RATINGS


DESCRIPTION OF STANDARD & POOR'S CORPORATION'S THREE HIGHEST COMMERCIAL PAPER
  RATINGS:


    Commercial paper rated "A" by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is generally rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated as follows:



A-1        This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2        Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".


DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S THREE HIGHEST COMMERCIAL PAPER
  RATINGS:

    Among the factors considered by Moody's Investors Service, Inc. is assigning commercial paper ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of the risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition of the management of obligations which may be present or may arise as a result of public interest questions and proportions to meet such obligations. Relative differences in strength and weakness in respect to these criteria would establish a rating in one of three classifications; "P-1", "P-2" or "P-3". "P-1" is the highest commercial paper rating assigned by Moody's Investors Service, Inc. "P-2" is the second highest of such ratings.

DESCRIPTION OF FITCH INVESTORS SERVICE COMMERCIAL PAPER, MEDIUM-TERM NOTES, AND
  MUNICIPAL AND INVESTMENT NOTES.



F-1+       Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1        Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2        Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3        Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-5        Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.


DESCRIPTION OF DUFF & PHELP'S TWO HIGHEST COMMERCIAL RATINGS:

    Duff & Phelp's commercial paper ratings place emphasis on liquidity, considering not only cash from operations, but access to alternative sources of funds, including trade credit, bank lines and capital markets. Relative differences in strength and weakness is rated by Duff & Phelp's as Duff-1 or Duff-2; Duff-1 being the highest commercial paper rating and Duff-2 being the second highest rating.


DESCRIPTION OF THOMSON BANKWATCH, INC.'S TWO HIGHEST COMMERCIAL RATINGS:



    Thomson Bankwatch, Inc.'s ratings of United States commercial banks, thrifts, and non-bank banks, non-United States banks, and broker-dealers are based upon among other things, five years's financial information and the issuer's most recent regulatory filings. Relative differences in strength and weakness are rated by Thomson Bankwatch, Inc.



TBW-1      The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2      The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.



                                 FEDERAL FUNDS


    As used in this Prospectus and in the Fund's Statement of Additional Information, "Federal Funds" means a commercial bank's deposits in a Federal Reserve Bank which can be transferred from one member bank's account to that of another member bank on the same day. Federal Funds are considered to be immediately available funds.

Securities Management & Research, Inc.                                 BULK RATE
One Moody Plaza                                                        U.S. POSTAGE PAID
Galveston, TX 77550                                                    PERMIT NO. 89
                                                                       GALVESTON, TEXAS


--------------------------------------------------------------------------------

P R O S P E C T U S


                                                       SM&R GOVERNMENT BOND FUND
                                                              SM&R TAX FREE FUND
                                                               SM&R PRIMARY FUND
                                                          SM&R MONEY MARKET FUND



September   , 1998



    A Statement of Additional Information dated September   , 1998 containing
additional information about the Company was filed with the Securities and Exchange Commission and is incorporated herein by reference. Additional information about the Company's investments also is available in the Company's annual and semi-annual reports to shareholders. In the Company's annual report, investors will find a discussion of the market conditions and investment strategies that significantly affected the Company's performance during the last fiscal year.



    The Company's Statement of Additional Information, annual report, and semi-annual reports are available, without charge, upon request. Investors may make inquiries, request further information about the Company and the Funds, or obtain copies of the Statement of Additional Information, annual report, and semi-annual report, by writing Securities Management and Research, Inc., One Moody Plaza, 14th Floor, Galveston, Texas 77550, or by calling (Toll Free) 1-800-231-4639 or (Collect) 1-409-763-2767.



    Information about the Company and the Funds may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington D.C. Investors may obtain information on the operation of the public reference room by calling the Commission at 1-800-SEC-0330. Reports and other information about the Company also are available on the Commission's Internet site at http:// www.sec.gov, and investors may obtain copies of this information, upon payment of a duplicating fee, by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.



                                                                        811-6477

[SM&R Logo]                                            SM&R GOVERNMENT BOND FUND
                                                              SM&R TAX FREE FUND
                                                               SM&R PRIMARY FUND
                                                          SM&R MONEY MARKET FUND



                              P R O S P E C T U S
                                    CLASS J



       SM&R INVESTMENTS, INC. - One Moody Plaza - Galveston, Texas 77550
         Telephone Number: (409) 763-2767 - Toll Free: 1 (800) 231-4639
                               September 15, 1998


                                    OFFICERS
                    Michael W. McCroskey, President and CEO
                Brenda T. Koelemay, Vice President and Treasurer
                        Emerson V. Unger, Vice President
                Teresa E. Axelson, Vice President and Secretary


INVESTMENT ADVISER AND MANAGER                              UNDERWRITER AND REDEMPTION AGENT
Securities Management and Research, Inc.            Securities Management and Research, Inc.
One Moody Plaza                                                              One Moody Plaza
Galveston, Texas 77550                                                Galveston, Texas 77550
CUSTODIAN                                                 TRANSFER AND DIVIDEND PAYING AGENT
Securities Management and Research, Inc.            Securities Management and Research, Inc.
One Moody Plaza                                                              One Moody Plaza
Galveston, Texas 77550                                                Galveston, Texas 77550
LEGAL COUNSEL                                                           INDEPENDENT AUDITORS
Greer, Herz & Adams, L.L.P.                                        Tait, Weller & Baker, CPA
One Moody Plaza                                               8 Penn Center Plaza, Suite 800
Galveston, Texas 77550                                           Philadelphia, PA 19103-2108


--------------------------------------------------------------------------------


    This Prospectus offers shares of four separate investment portfolios ("Funds") of SM&R Investments, Inc. (the "Company") through certain financial intermediaries that have distribution agreements with SM&R. Some of the Funds offer other share classes with different sales charge and distribution and service fee structures. Each Fund has its own investment objective designed to meet different investment goals. The Funds' investment objectives, and suitability for particular types of investors, are further described under "The Funds at a Glance" and "Investment Objectives and Policies."



    Please read this Prospectus carefully before making an investment and keep it for future reference.



    Shares of the Company and each Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank. Further, shares of the Company and each Fund, including the Government Bond and Money Market Funds, are not federally insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board or any other agency. Investing in shares of any Fund of the Company involves investment risks, including the possible loss of principal.



    Like all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.



    There can be no assurance that SM&R Money Market Fund will be able to maintain a net asset value of $1.00 per share.

                               TABLE OF CONTENTS



TABLE OF FEES AND EXPENSES.............................................................          3

FINANCIAL HIGHLIGHTS...................................................................          5

INVESTMENT OBJECTIVES AND POLICIES.....................................................          8

ADDITIONAL INVESTMENT POLICIES AND TECHNIQUES..........................................         14

THE FUNDS AND MANAGEMENT...............................................................         16

HOW TO PURCHASE SHARES.................................................................         18

WHEN ARE PURCHASES EFFECTIVE?..........................................................         20

DETERMINATION OF OFFERING PRICE........................................................         20

MULTI-CLASS FUNDS......................................................................         21

SPECIAL PURCHASE PLANS AND SERVICES....................................................         21

RETIREMENT PLANS.......................................................................         24

DIVIDENDS AND DISTRIBUTIONS............................................................         24

TAXES..................................................................................         25

HOW TO REDEEM..........................................................................         26

OTHER INFORMATION CONCERNING THE FUNDS.................................................         29

                             THE FUNDS AT A GLANCE



    SM&R Investments, Inc., formerly known as SM&R Capital Funds, Inc. (the "Company"), is a diversified, open-end management company that was incorporated under the laws of Maryland on November 6, 1991. The Company offers four separate investment portfolios (the "Funds"), each of which pursues a different investment objective. The investment objective and investor suitability profile of each Fund are summarized below.



SM&R GOVERNMENT BOND FUND ("GOVERNMENT BOND FUND")



    OBJECTIVE: To provide as high a level of current income, liquidity, and safety of principal as is consistent with prudent investment risks through investment in a portfolio consisting primarily of securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities.



    INVESTOR SUITABILITY PROFILE: The Government Bond Fund is for investors desiring the security of investing primarily in the strength and stability of the U.S. Government, its agencies, or instrumentalities in order to meet their current needs. However, you should keep in mind that the Fund may invest in other instruments in order to meet its objective.



SM&R TAX FREE FUND ("TAX FREE FUND")



    OBJECTIVE: To provide as high a level of interest income largely exempt from federal income taxes as is consistent with preservation of capital through investment of at least 80% of its net assets in tax-exempt securities during normal market conditions.



    INVESTOR SUITABILITY PROFILE: The Tax Free Fund is for the investor desiring income exempt from federal income tax and, under certain conditions, exempt from state and local taxes. You should keep in mind that certain income from the Fund may be subject to the federal alternative minimum tax ("AMT") and investors in certain states may be subject to state taxation on all or a portion of the income and capital gains realized by the Fund.



SM&R PRIMARY FUND ("PRIMARY FUND")


    OBJECTIVE: To seek maximum current income consistent with capital preservation and liquidity through investment primarily in commercial paper.


    INVESTOR SUITABILITY PROFILE: The Primary Fund is for fixed income investors who desire minimal investment risk yet may be looking to move cautiously into the investment arena.



SM&R MONEY MARKET FUND ("MONEY MARKET FUND")



    OBJECTIVE: To seek to achieve the highest current income consistent with the preservation of capital and maintenance of liquidity. The Fund seeks to achieve its objective by investing in high-quality short-term money market instruments.



    INVESTOR SUITABILITY PROFILE: The Money Market Fund is for investors who are risk-averse, such as first-time investors who wish to move cautiously into the investment arena. The Fund is designed to provide investors a relatively safe and liquid investment alternative. The Money Market Fund also may be appropriate for investors who wish to temporarily "park" funds during periods when investment in the equity markets is unattractive.



    The Company designates its capital stock as shares of the Funds. Each Fund is, for investment purposes, considered a separate investment fund. Each share of capital stock represents a pro-rata interest in the assets of a particular Fund and has no interest in the assets of any other Fund. Each Fund bears its own liabilities. YOU SHOULD KEEP IN MIND THAT INVESTMENTS IN THE FUNDS, INCLUDING THE GOVERNMENT BOND AND MONEY MARKET FUNDS, ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.



    PORTFOLIO TURNOVER RATES: Historical turnover rates for each Fund (except the Money Market Fund) are included in the Financial Highlights tables. No Fund expects its portfolio turnover rate to exceed eighty percent (80%). An explanation of turnover rate calculations and brokerage fees can be found in the Company's Statement of Additional Information.



    MANAGEMENT: Securities Management and Research, Inc. ("SM&R") makes the investment choices for the Funds. SM&R has served as adviser and distributor to mutual funds since 1966. See "THE FUNDS AND MANAGEMENT" for additional information.



    PURCHASING SHARES: This Prospectus offers Class J shares of the Government Bond Fund and the Tax Free Fund and shares of the Money Market Fund and the Primary Fund through certain financial intermediaries (such as broker-dealers, investment advisers, and mutual fund "marketplaces") that have distribution agreements with SM&R. Class J shares of the Government Bond and Tax Free Funds and shares of the Money Market and Primary Funds are offered at their respective net asset values, without the imposition of any sales charge on their purchase or redemption. As a result, 100% of your purchase is immediately invested. Class J shares of the Government Bond and Tax Free Funds, however, have higher ongoing expenses because of the imposition of a distribution ("12b-1") fee. Additional Classes of the Government Bond and Tax Free Funds are offered through separate prospectuses and have different sales charges and 12b-1 fee structures.



    For Class J shares of the Government Bond and Tax Free Funds, your minimum initial investment is $100 and all subsequent investments must be at least $20. For the Money Market and Primary Funds, your minimum initial investment is $1,000 and all subsequent investments must be at least $100. See "HOW TO PURCHASE SHARES."



    REDEMPTIONS: For information on redeeming shares, see "HOW TO REDEEM."



    EXCHANGES: In general, you can exchange shares of a Fund for shares of another fund in the SM&R Family of Funds (as defined herein) without the payment of an exchange fee, subject to certain conditions. For information on exchanging shares, see "Exchange Privilege" within the "SPECIAL PURCHASE PLANS AND SERVICES" section.

                           TABLE OF FEES AND EXPENSES



    The purpose of the following table is to assist an investor in understanding the various costs and expenses that an investor will bear directly or indirectly. Investors should be aware that this table is not intended to reflect in detail the fees and expenses associated with an individual shareholder's own investment in any of the Funds, or Class thereof, listed. It is being provided to assist investors in gaining a more complete understanding of fees, charges, and expenses which are discussed in greater detail in the appropriate sections of the Prospectus.



    THERE ARE NO SHAREHOLDER TRANSACTION CHARGES IN CONNECTION WITH PURCHASES OR REDEMPTIONS OF CLASS J SHARES OF THE GOVERNMENT BOND FUND AND THE TAX FREE FUND, OR OF ANY SHARES OF THE PRIMARY FUND AND MONEY MARKET FUND, OTHER THAN AN $8.00 TRANSACTION FEE CHARGED FOR EACH EXPEDITED WIRE REDEMPTION.


ANNUAL FUND OPERATING EXPENSES


(As a Percentage of Average Net Assets Before Fee Waivers and Expense Reimbursements)



    The "Management Fee," "Other Expenses," and "Total Annual Fund Operating Expenses" shown below for the Government Bond, Primary, and Tax Free Funds are for the year ended August 31, 1997; for the Money Market Fund, they are estimates for the first year of operation (ending August 31, 1999).



                                                                        GOVERNMENT    TAX FREE                   MONEY
                                                                         BOND FUND   FUND CLASS     PRIMARY     MARKET
                                                                          CLASS J         J          FUND        FUND
                                                                        -----------  -----------  -----------  ---------
Management Fee........................................................       0.50%        0.50%        0.50%       0.50%
Distribution and/or Service (12b-1) Fee...............................       0.75%        0.75%         None        None
Other Expenses(1).....................................................       0.57%        0.77%        0.51%       0.75%
Total Annual Fund Operating Expenses(2)...............................       1.82%        2.02%        1.01%       1.25%



NOTES TO THE TABLE OF FEES AND EXPENSES



(1) "Other Expenses" include the 0.25% Administrative Service Fee. Because Class J shares were not available prior to the date of this Prospectus, "Other Expenses" for Class J shares were based on the expenses and average net assets of the Government Bond Fund and the Tax Free Fund, respectively, for the fiscal year ended August 31, 1997. "Other Expenses" shown for the Money Market Fund are estimated for the current fiscal year ending August 31, 1999.



(2) The Fee Table does not reflect any fees waived or expenses assumed either contractually or voluntarily by SM&R for the Funds during the fiscal year ended August 31, 1997. Pursuant to the Administrative Service Agreement, SM&R has agreed to pay (or to reimburse) each Fund for regular operating expenses (including the advisory fee and administrative fee, but not including any 12b-1 fee or Class-specific expenses) in excess of 1.25% (0.35% for the Money Market Fund) per year of such Fund's average daily net assets.



    SM&R may also waive fees or assume expenses on a voluntary basis. During the fiscal year ended August 31, 1997, SM&R voluntarily waived management fees of 0.07%, 0.21%, and 0.50% for the Government Bond Fund, Primary Fund, and Tax Free Fund, respectively, and reimbursed expenses of 0.24% for the Tax Free Fund. SM&R intends to continue to voluntarily waive the advisory fee for the Tax Free Fund and reimburse expenses to the extent that total regular operating expenses (not including any 12b-1 fee or Class-specific expenses) exceed average daily net assets as follows: 0.80% for the Primary Fund and 1.00% for the Government Bond Fund. SM&R may discontinue or reduce any such waiver or assumption of expenses at any time without notice.



    The following table is based on the "Management Fee," "Other Expenses," and "Total Annual Fund Operating Expenses" for the Government Bond, Primary, and Tax Free Funds for the year ended August 31, 1997 taking into account fee waivers and expense reimbursements. For the Money Market Fund, they are estimates taking into account fee waivers and expense reimbursements for the year ending August 31, 1999.

ANNUAL FUND OPERATING EXPENSES



(As a Percentage of Average Net Assets After Fee Waivers and Expense Reimbursements)



                                                                        GOVERNMENT    TAX FREE                   MONEY
                                                                         BOND FUND   FUND CLASS     PRIMARY     MARKET
                                                                          CLASS J         J          FUND        FUND
                                                                        -----------  -----------  -----------  ---------
Management Fee........................................................       0.43%        0.00%        0.29%       0.00%
Distribution and/or Service (12b-1) Fee...............................       0.75%        0.75%         None        None
Other Expenses........................................................       0.57%        0.54%        0.51%       0.35%
Total Annual Fund Operating Expenses..................................       1.75%        1.29%        0.80%       0.35%



EXAMPLES OF EXPENSES



    These Examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. These Examples assume that you invest $10,000 in a Fund (and applicable Class thereof) for the time periods indicated. These Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than shown.



    You would pay the following expenses, based on these assumptions, if you actually redeem all of your shares at the end of the period shown:



                                                                      ONE YEAR     THREE YEARS   FIVE YEARS    TEN YEARS
                                                                     -----------  -------------  -----------  -----------
Government Bond Fund (Class J).....................................   $             $             $            $
Tax Free Fund (Class J)............................................   $             $             $            $
Primary Fund.......................................................   $             $             $            $
Money Market Fund..................................................   $             $                   N/A          N/A



    Because there are no sales charges or redemption fees, you would pay the same expenses, based on these assumptions, if you did not redeem your shares.

                   FINANCIAL HIGHLIGHTS--GOVERNMENT BOND FUND



    The following financial highlights table is intended to help you understand the Government Bond Fund's financial performance for the past five years. Certain information reflects financial results for a single Government Bond Fund share outstanding throughout each period shown. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Government Bond Fund (assuming reinvestment of all dividends and distributions) prior to addition of multiple classes of shares. This information is derived from the financial statements of the Government Bond Fund, which for the years ended through August 31, 1997 have been audited by KPMG Peat Marwick LLP, independent auditors, whose report, along with the Government Bond Fund's financial statements, are incorporated by reference into the Statement of Additional Information, which is available upon request, and from unaudited financial statements of the Government Bond Fund for the six month period ended February 28, 1998. If multiple classes of shares of the Government Bond Fund had been in existence during the past five years, the financial performance of Class J shares of the Government Bond Fund would have been lower than depicted because of the imposition of distribution ("12b-1") fees.



                                 SIX MONTH
                                PERIOD ENDED
                                ------------               YEAR ENDED AUGUST 31
                                  FEB. 28,      ------------------------------------------
                                    1998         1997     1996     1995     1994     1993
                                ------------    ------   ------   ------   ------   ------
                                (UNAUDITED)
Net Asset Value,
 Beginning of Period..........     $10.42       $10.14   $10.51   $10.07   $10.87   $10.56
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income.......       0.32         0.67     0.65     0.70     0.54     0.50
  Net Realized and Unrealized
    Gain
    (Loss) on Securities......       0.15         0.26    (0.37)    0.44    (0.79)    0.49
                                   ------       ------   ------   ------   ------   ------
TOTAL FROM INVESTMENT
 OPERATIONS...................       0.47         0.93     0.28     1.14    (0.25)    0.99
Less Distributions
  Dividends from Net
    Investment Income.........      (0.34)       (0.65)   (0.65)   (0.70)   (0.55)   (0.50)
  Distributions from Capital
    Gains.....................       0.00         0.00     0.00     0.00     0.00    (0.18)
                                   ------       ------   ------   ------   ------   ------
TOTAL DISTRIBUTIONS...........      (0.34)       (0.65)   (0.65)   (0.70)   (0.55)   (0.68)
                                   ------       ------   ------   ------   ------   ------
Net Asset Value, End of
 Period.......................     $10.55       $10.42   $10.14   $10.51   $10.07   $10.87
                                   ------       ------   ------   ------   ------   ------
                                   ------       ------   ------   ------   ------   ------
TOTAL RETURN..................       4.58%(1)     9.37%    2.63%   11.85%   (2.41)%  10.23%
                                   ------       ------   ------   ------   ------   ------
                                   ------       ------   ------   ------   ------   ------



RATIOS/SUPPLEMENTAL DATA



                                 SIX MONTH
                                PERIOD ENDED
                                ------------                 YEAR ENDED AUGUST 31
                                  FEB. 28,      -----------------------------------------------
                                    1998         1997      1996      1995      1994      1993
                                ------------    -------   -------   -------   -------   -------
Net Assets, End of Period
 (000's omitted)..............    $23,915       $23,683   $21,127   $20,466   $19,790   $19,783
Ratio of Expenses to Average
 Net Assets(3)................      0.97%(2)      1.00%     1.00%     0.70%     1.12%     1.07%
Ratio of Net Income to Average
 Net Assets...................      6.16%(2)      6.46%     6.17%     6.90%     5.11%     5.07%
Portfolio Turnover Rate.......      0.92%         9.06%    30.17%     2.20%    45.48%    18.14%


------------------------


(1) Returns are not annualized.



(2) Ratios are annualized.

(3) Expenses for the calculation are net of a reimbursement from Securities Management and Research, Inc. Without this reimbursement, the ratio of expenses to average net assets would have been 1.07%, 1.20% and 1.06% for the years ended August 31, 1997, 1996 and 1995, respectively.



                      FINANCIAL HIGHLIGHTS--TAX FREE FUND



    The following financial highlights table is intended to help you understand the Tax Free Fund's financial performance since inception. Certain information reflects financial results for a single Tax Free Fund share outstanding throughout each period shown. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Tax Free Fund (assuming reinvestment of all dividends and distributions) prior to addition of multiple classes of shares. This information is derived from the financial statements of the Tax Free Fund, which for the years ended through August 31, 1997 have been audited by KPMG Peat Marwick LLP, independent auditors, whose report, along with the Tax Free Fund's financial statements, are incorporated by reference into the Statement of Additional Information, which is available upon request, and from unaudited financial statements of the Tax Free Fund for the six month period ended February 28, 1998. If multiple classes of shares of the Tax Free Fund had been in existence during the past five years, the financial performance of Class J shares of the Tax Free Fund would have been lower than depicted because of the imposition of distribution ("12b-1") fees.



                                                                           SEPT. 9, 1993
                                                                               (DATE
                                                                            OPERATIONS
                                 SIX MONTH                                  COMMENCED)
                                PERIOD ENDED      YEAR ENDED AUGUST 31         THRU
                                  FEB. 28,      ------------------------     AUG. 31,
                                    1998         1997     1996     1995        1994
                                ------------    ------   ------   ------   -------------
                                (UNAUDITED)
Net Asset Value, Beginning of
 Period.......................     $10.27       $ 9.93   $ 9.95   $ 9.62      $10.00
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income.......       0.26         0.51     0.53     0.51        0.24
  Net Realized and Unrealized
    Gain (Loss) on
    Securities................       0.26         0.33    (0.02)    0.33       (0.38)
                                   ------       ------   ------   ------      ------
TOTAL FROM INVESTMENT
 OPERATIONS...................       0.52         0.84     0.51     0.84       (0.14)
                                   ------       ------   ------   ------      ------
LESS DISTRIBUTIONS
  Dividends from Net
    Investment Income.........      (0.26)       (0.50)   (0.53)   (0.51)      (0.24)
                                   ------       ------   ------   ------      ------
TOTAL DISTRIBUTIONS...........      (0.26)       (0.50)   (0.53)   (0.51)      (0.24)
                                   ------       ------   ------   ------      ------
Net Asset Value, End of
 Period.......................     $10.53       $10.27   $ 9.93   $ 9.95      $ 9.62
                                   ------       ------   ------   ------      ------
                                   ------       ------   ------   ------      ------
TOTAL RETURN..................       4.62%(1)     8.61%    5.18%    9.15%      (1.49)%(1)
                                   ------       ------   ------   ------      ------
                                   ------       ------   ------   ------      ------

RATIOS/SUPPLEMENTAL DATA



                                                                              SEPT. 9, 1993
                                                                                  (DATE
                                                                               OPERATIONS
                                 SIX MONTH                                     COMMENCED)
                                PERIOD ENDED       YEAR ENDED AUGUST 31           THRU
                                  FEB. 28,      ---------------------------     AUG. 31,
                                    1998         1997      1996      1995         1994
                                ------------    -------   -------   -------   -------------
                                (UNAUDITED)
Net Assets, End of Period
 (000's omitted)..............    $18,555       $10,700    $9,148    $8,399       $7,295
Ratio of Expenses to Average
 Net Assets(3)................      0.73%(2)      0.54%     --        --           1.11%(2)
Ratio of Net Income to Average
 Net Assets...................      4.75%(2)      4.97%     5.27%     5.43%        2.50%(2)
Portfolio Turnover Rate.......      0.00%        22.15%    18.44%    12.63%       16.49%


------------------------


(1) Returns are not annualized.



(2) Ratios are annualized.



(3) Expenses for the calculation are net of a reimbursement from Securities Management and Research, Inc. Without this reimbursement, the ratio of expenses to average net assets would have been 1.23% (annualized), 1.27%, 1.18%, and 1.25% for the six month period ended February 28, 1998 and the years ended August 31, 1997, 1996, and 1995, respectively.



                       FINANCIAL HIGHLIGHTS--PRIMARY FUND



    The following financial highlights table is intended to help you understand the Primary Fund's financial performance for the past five years. Certain information reflects financial results for a single Primary Fund share outstanding throughout each period shown. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Primary Fund (assuming reinvestment of all dividends and distributions). This information is derived from the financial statements of the Primary Fund, which for the years ended through August 31, 1997 have been audited by KPMG Peat Marwick LLP, independent auditors, whose report, along with the Primary Fund's financial statements, are incorporated by reference into the Statement of Additional Information, which is available upon request, and from unaudited financial statements of the Primary Fund for the six month period ended February 28, 1998.



                                 SIX MONTH
                                PERIOD ENDED
                                ------------               YEAR ENDED AUGUST 31
                                  FEB. 28,      ------------------------------------------
                                    1998         1997     1996     1995     1994     1993
                                ------------    ------   ------   ------   ------   ------
                                (UNAUDITED)
Net Asset Value, Beginning of
 Period.......................     $ 1.00       $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income.......       0.03         0.05     0.05     0.05     0.03     0.02
                                   ------       ------   ------   ------   ------   ------
TOTAL FROM INVESTMENT
 OPERATIONS...................       0.03         0.05     0.05     0.05     0.03     0.02
                                   ------       ------   ------   ------   ------   ------
LESS DISTRIBUTIONS
  Dividends from Net
    Investment Income.........      (0.03)       (0.05)   (0.05)   (0.05)   (0.03)   (0.02)
                                   ------       ------   ------   ------   ------   ------
TOTAL DISTRIBUTIONS...........      (0.03)       (0.05)   (0.05)   (0.05)   (0.03)   (0.02)
                                   ------       ------   ------   ------   ------   ------
Net Asset Value, End of
 Period.......................     $ 1.00       $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
                                   ------       ------   ------   ------   ------   ------
                                   ------       ------   ------   ------   ------   ------
TOTAL RETURN..................       2.55(1)      4.98%    5.07%    5.01%    2.91%    2.59%
                                   ------       ------   ------   ------   ------   ------
                                   ------       ------   ------   ------   ------   ------

RATIOS/SUPPLEMENTAL DATA



                                 SIX MONTH
                                PERIOD ENDED
                                ------------                 YEAR ENDED AUGUST 31
                                  FEB. 28,      -----------------------------------------------
                                    1998         1997      1996      1995      1994      1993
                                ------------    -------   -------   -------   -------   -------
Net Assets, End of Period
 (000's omitted)..............    $32,578       $33,045   $37,465   $20,984   $15,208   $15,539
Ratio of Expenses to Average
 Net Assets(3)................      0.80%(2)      0.80%     0.81%     0.84%     0.79%     0.85%
Ratio of Net Income to Average
 Net Assets...................      5.05%(2)      4.86%     4.93%     4.91%     2.88%     2.47%
Portfolio Turnover Rate(4)....      0.00%         0.00%     0.00%     0.00%     0.00%     0.00%


------------------------


(1) Returns are not annualized.



(2) Ratios are annualized.



(3) Expenses for the calculation are net of a reimbursement from Securities Management and Research, Inc. Without this reimbursement the ratio of expenses to average net assets would have been 0.99% (annualized), 1.01%, 1.15%, 1.21%, 1.20%, and 1.23% for the six month period ended February 28, 1998 and the years ended August 31, 1997, 1996, 1995, 1994, and 1993, respectively.



(4) The Primary Fund experienced no portfolio turnover because the majority of securities held during such periods had maturities of one year or less at the time of acquisition.


                       INVESTMENT OBJECTIVES AND POLICIES


    Each Fund pursues its own investment objective through the investment policies and techniques described below. These policies and techniques are not fundamental and may be changed by the Board of Directors of the Company without the approval of the shareholders. In addition, the Company has adopted certain restrictions as fundamental policies for each Fund, which may not be changed without shareholder approval. (See the Company's Statement of Additional Information for a description of the investment restrictions adopted as fundamental policies). Since each Fund has a different investment objective, each should have different investment results and incur different market and financial risks.



    Because of the market risks inherent in any investment, the Funds may not achieve their investment objectives. In addition, effective management of each Fund is subject to general economic conditions and to the ability and investment techniques of management. The net asset value of each Fund's shares will vary and the redemption value of shares may be either higher or lower than the shareholder's cost.



GOVERNMENT BOND FUND
  (FORMERLY, AMERICAN NATIONAL GOVERNMENT INCOME FUND SERIES)



    The investment objective of the Government Bond Fund is to provide as high a level of current income, liquidity, and safety of principal as is consistent with prudent investment risks through investment in a portfolio consisting primarily of securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The Government Bond Fund seeks to achieve its objective through investment of 65% or more of its total assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations") which include, but are not limited to, U.S. Treasury Bonds, Notes and Bills and securities issued by instrumentalities of the U.S. Government.

    U.S. GOVERNMENT OBLIGATIONS--There are two broad categories of U.S. Government Obligations: (1) direct obligations of the U.S. Treasury and (2) obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the United States (such as Government National Mortgage Association Certificates); others, by the agency or instrumentality with limited rights of the issuer to borrow from the U.S. Treasury (such as Federal National Mortgage Association Bonds); and others, only by the credit of the issuer. No assurance can be given that the U.S. Government would lend money to or otherwise provide financial support to U.S. Government sponsored instrumentalities; it is not obligated by law to do so.



    MORTGAGE-BACKED SECURITIES--It is anticipated that a substantial portion of the Government Bond Fund's portfolio will consist of mortgage-backed securities ("Mortgage-Backed Securities") issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities represent part ownership of pools of mortgage loans secured by real property, such as certificates issued by the Government National Mortgage Association ("GNMA" or "Ginnie Mae"), the Federal National Mortgage Association ("FNMA" or "Fannie Mae"), and the Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac"). Mortgage-Backed Securities also include mortgage pass-through certificates representing participation interests in pools of mortgage loans originated by the U.S. Government and guaranteed by U.S. Government agencies such as GNMA, FNMA, or FHLMC. Such certificates, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified dates. With pass-through certificates, both principal and interest payments, including prepayments, are passed through to the holder of the certificate and provide for monthly payments of interest and principal. GNMA, a federal agency, issues pass-through certificates that are guaranteed as to timely payment of principal and interest. FNMA, a federally chartered and privately owned corporation, issues mortgage pass-through securities and guarantees them as to timely payment of principal and interest. FHLMC, a corporate instrumentality of the United States, issues participation certificates that represent an interest in mortgages from FHLMC's portfolio. FHLMC guarantees the timely payment of interest and the ultimate collection of principal. FNMA and FHLMC are not backed by the full faith and credit of the United States, although FNMA and FHLMC are authorized to borrow from the U.S. Treasury to meet their obligations. Those mentioned are but a few of the Mortgage-Backed Securities currently available. The Government Bond Fund will not purchase interest-only or principal-only mortgage-backed securities.



    The yield characteristics of Mortgage-Backed Securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. The average mortgage in a pool may be expected to be repaid within about twelve (12) years. If mortgage interest rates decrease, the value of the Fund's securities will generally increase; however, it is anticipated that the average life of the mortgages in the pool will decrease as borrowers refinance and prepay mortgages to take advantage of lower interest rates. The proceeds to the Fund from such prepayments will have to be invested at the then prevailing lower interest rates. On the other hand, if interest rates increase, the value of the Fund's securities generally will decrease while it is anticipated that borrowers will not refinance and, therefore, the average life of the mortgages in the pool will be longer. In addition, if the Government Bond Fund purchases such a security at a premium, a prepayment rate faster than expected will reduce yield to maturity, while a prepayment rate slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if the Government Bond Fund purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected prepayments will reduce yield to maturity.



    COLLATERALIZED MORTGAGE OBLIGATIONS--The Government Bond Fund may invest a portion of its assets in collateralized mortgage obligations or "CMOs," which are debt obligations collateralized by a portfolio or pool of mortgages, mortgage-backed securities, or U.S. Government securities. Collateralized obligations in which the Government Bond Fund may invest are issued or guaranteed by a U.S. Government agency or instrumentality, such as the FHLMC. A variety of types of collateralized obligations are currently available and others may become available in the future. One should keep in mind that during periods of rapid interest rate fluctuation, the price of a security, such as a CMO, could either increase or decrease based on inherent interest rate risk. Additionally, the risk of maturities shortening or lengthening in conjunction with interest rate movement, could magnify the overall effect of the price fluctuation.


    A CMO is often issued in multiple classes with varying maturities and interest rates. As a result the investor may obtain greater predictability of maturity than with direct investments in mortgage-backed securities. Thus, classes with shorter maturities may have lower volatility and lower yield while those with longer maturities may have higher volatility and higher yields. This provides the investor with greater control over the characteristics of the investment in a changing interest rate environment. A more complete description of CMOs is contained in the Statement of Additional Information.


    The Government Bond Fund may also invest in parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.



    ZERO COUPON BONDS--The Government Bond Fund may invest in zero coupon bonds, which are debt obligations issued or purchased at a significant discount from face value. The Government Bond Fund will only purchase zero coupon bonds which are U.S. Government Obligations. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon bonds do not entitle the holder to any periodic payments of interest prior to maturity. Its value as an investment consists of the difference between its face value at the time of maturity and the price for which it was acquired which is generally an amount significantly less than face value (sometimes referred to as a "deep discount" price). Zero coupon bonds require a higher rate of return to attract investors who are willing to defer receipt of cash. Accordingly, although not providing current income, SM&R believes that zero coupon bonds can be effectively used to lock in a higher rate of return in a declining interest environment. Such investments may experience greater volatility in market value than debt obligations which make regular payments of interest. The Fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations.



    OTHER INVESTMENTS--The Government Bond Fund may also invest in commercial paper, certificates of deposit, and repurchase agreements of the same type and rating as the Primary and Money Market Funds may invest, and may invest in corporate debt securities of the same type as the Primary Fund which, at the date of investment, are rated "A" or higher by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"). (See "Primary Fund" and "Money Market Fund.") In addition, the Government Bond Fund may purchase debt obligations of foreign corporations or financial institutions, such as Yankee bonds (dollar-denominated bonds sold in the United States by non-U.S. issuers) and Euro bonds (bonds not issued in the country (and possibly not the currency of the country) of the issuer). (See "Foreign Debt Securities" in the Company's Statement of Additional Information for a description of the risks associated with investment in foreign securities.)



TAX FREE FUND (FORMERLY, AMERICAN NATIONAL TAX FREE FUND SERIES)



    The investment objective of the Tax Free Fund is to provide as high a level of interest income largely exempt from federal income taxes as is consistent with preservation of capital through investment of at least 80% of its net assets in tax-exempt securities during normal market conditions. The Tax Free Fund, as a matter of fundamental policy, will seek to achieve its objective by investing at least 80% of the value of its net assets in municipal securities the interest on which is exempt from federal income taxes.


    The Tax Free Fund has no restrictions on the maturity of municipal securities in which it may invest. Accordingly, it will seek to invest in municipal securities of such maturities which, in the judgement of SM&R, the adviser, will provide a high level of current income consistent with prudent investment, with consideration given to market conditions.



    The Tax Free Fund will invest, without percentage limitations, in municipal securities having at the time of purchase one of the four highest municipal ratings by Moody's, S&P, or Fitch Investors Service or in securities which are not rated, provided that, in the opinion of SM&R, such securities are comparable in quality to those within the four highest ratings. The rating agencies consider that bonds rated in the fourth highest category may have some speculative characteristics and that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on those bonds than is the case with higher grade bonds. SM&R will only purchase bonds rated in such fourth category if it believes that the purchase of such bonds is consistent with the Tax Free Fund's investment objective. In the event the rating of an issue held by the Tax Free Fund is changed by the rating service, such change will be considered by the Tax Free Fund in its evaluation of the overall investment merits of that security but such change will not necessarily result in an automatic sale of the security. Any security held which is subsequently downgraded below BBB by S&P or Baa by Moody's will be sold as soon as it is advantageous to do so after the downgrade. A description of the ratings may be found in the Appendix to this Prospectus.



    Purchasing unrated municipal securities, which may be less liquid than comparably rated municipal securities, involves somewhat greater risk and consequently the Tax Free Fund may not invest more than 20% of its net assets in unrated municipal securities. To attempt to minimize the risk of such investments, SM&R will, prior to acquiring unrated securities, consider the terms of the offering and various other factors to determine the issuer's comparative credit rating and whether the securities are consistent with the Tax Free Fund's investment objective and policies.



    During normal market conditions, the Tax Free Fund will have at least 80% of its net assets invested in municipal securities the income of which is fully exempt from federal income taxation. Furthermore, under normal market conditions up to 20% of the Tax Free Fund's net assets, and as a temporary defensive measure during abnormal market conditions, up to 50% of its net assets may be invested in the following types of taxable fixed income obligations: (1) obligations issued or guaranteed by the U.S. government, its agencies, instrumentalities or authorities (See "Government Bond Fund" above for an explanation of U.S. government obligations); (2) corporate debt securities which at the date of the investment are rated A or higher by Moody's or by S&P; (3) commercial paper which at the date of the investment is rated in one of the two top categories by Moody's or by S&P or if not rated, is issued by a company which at the date of the investment has an outstanding debt issue rated A or higher by Moody's or A or higher by S&P; (4) certificates of deposit issued by U.S. banks which at the date of the investment have capital surplus and undivided profits of $1 billion as of the date of their most recently published financial statements; and (5) repurchase agreements secured by U.S. government securities, provided that no more than 15% of the Fund's net assets will be invested in illiquid securities including repurchase agreements with maturities in excess of seven days. To the extent income dividends include income from taxable sources, a portion of a shareholder's dividend income may be taxable. (See "DIVIDENDS AND DISTRIBUTIONS").



    MUNICIPAL SECURITIES--The term "municipal securities," as used in this Prospectus means obligations issued by or on behalf of states, territories, and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies, and instrumentalities, the interest on which is exempt from federal income tax. An opinion as to the tax-exempt status of a municipal security generally is rendered to the issuer by the issuer's counsel at the time of issuance of the security.

    Municipal securities are used to raise money for various public purposes such as constructing public facilities and making loans to public institutions. Certain types of municipal bonds are issued to obtain funding for privately operated facilities. Further information on the maturity and funding classifications of municipal securities is included in the Statement of Additional Information.


    Yields on municipal securities vary, depending on a variety of factors, including the general condition of the financial markets and of the municipal securities market, the size of a particular offering, the maturity of the obligation and the credit rating of the issuer. Like other interest-bearing securities, the value of municipal securities changes as interest rates fluctuate. For example, if interest rates increase from the time a security is purchased, the security's value and sales price generally will be less than its purchase cost. Conversely, if interest rates decline from the time a security is purchased, the security's value and sales price may be greater than its purchase cost. Generally, municipal securities of longer maturities produce higher current yields than municipal securities with shorter maturities but are subject to greater price fluctuation due to changes in interest rates, tax laws and other general market factors. Lower-rated municipal securities generally produce a higher yield with shorter maturities than higher-rated municipal securities due to the perception of a greater degree of risk as to the ability of the issuer to pay principal and interest.



    The Tax Free Fund may purchase municipal bonds for which the payments of principal and interest are secured by an escrow account of securities backed by the full faith and credit of the U.S. government ("defeased") and municipal securities whose principal and interest payments are insured by a commercial insurance company as long as the underlying credit is investment grade (BBB or better by S&P and Fitch and Baa or better by Moody's) ("insured"). The Tax Free Fund may also purchase unrated securities of issuers which SM&R believes would have been rated BBB or Baa had the issuer requested a rating from S&P, Fitch or Moody's. Such implied investment grade rating will be determined by SM&R upon its performance of a credit analysis of the issue and the issuer. Such credit analysis may consist of a review of such items as the issuer's debt characteristics, financial information, structure of the issue, liquidity of the issue, quality of the issuer, current economic climate, financial adviser, and underwriter. Insured and defeased bonds are further described in the Statement of Additional Information. In general, these types of municipal securities will not be treated as an obligation of the original municipality for purposes of determining industry concentration.



    OTHER INVESTMENTS--The Tax Free Fund may purchase "floating rate" and "variable rate" obligations. These obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices on pre-designated dates. See the Statement of Additional Information for details of these types of investments.



    The Fund may purchase and sell municipal securities on a "when-issued" and "delayed-delivery" basis (See "ADDITIONAL INVESTMENT POLICIES AND
TECHNIQUES--When Issued and Delayed Delivery Purchases" below). Zero coupon bonds may also be purchased as part of the Tax Free Fund portfolio and are explained above under the Government Bond Fund.



PRIMARY FUND (FORMERLY, AMERICAN NATIONAL PRIMARY FUND SERIES)



    The investment objective of the Primary Fund is to seek maximum current income consistent with capital preservation and liquidity through investment primarily in commercial paper. Commercial paper is short-term unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. The Primary Fund will invest only in commercial paper which, at the date of such investment, is rated in one of the two top categories by one or more of the nationally recognized statistical rating organizations ("NRSROs") (See the "Appendix" hereto for information about such ratings and such rating organizations).

    OTHER INVESTMENTS--The Primary Fund may invest in (i) U.S. Government Obligations (See the "Government Bond Fund" above for an explanation of U.S. Government Obligations); (ii) other corporate obligations, such as bonds, debentures or notes maturing in five (5) years or less at the time of purchase which at the date of the investment are rated "A" or higher by an NRSRO; and
(iii) negotiable certificates of deposit of banks (including U.S. dollar denominated obligations of foreign branches of U.S. banks and U.S. branches of foreign banks and savings and loan associations and banker's acceptances of U.S. banks which banks and savings and loan associations have total assets at the date of investment (as of the date of their most recent published financial statements) of at least $1 billion (See "INVESTMENT OBJECTIVES AND POLICIES," "Certificates of Deposit" in the Statement of Additional Information for a description of the securities) and (iv) repurchase agreements with respect to any type of instrument in which the Primary Fund is authorized to invest even though the underlying instrument may mature in more than two (2) years. (See "Additional Investment Policies and Techniques--Repurchase Agreements.")



    Obligations of foreign branches of U.S. banks are subject to somewhat different risks than those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions which may adversely affect payment of principal and interest on the obligations, foreign withholding and other taxes on interest income, and difficulties in obtaining and enforcing a judgement against a foreign branch of a domestic bank. In addition, different risks may result from the fact that foreign branches of U.S. banks and U.S. branches of foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks. For instance, such branches may not be subject to the types of requirements imposed on domestic banks with respect to mandatory reserves, loan limitations, examinations, accounting, auditing, record keeping, and the public availability of information. Such obligations are not traded on any national securities exchange. While the Primary Fund does not presently invest in obligations of foreign branches of U.S. banks, it may do so in the future. Investments in such obligations will not be made in excess of 5% of the Primary Fund's total assets and will be made only when SM&R believes the risks described above are minimal.



MONEY MARKET FUND



    The investment objective of the Money Market Fund is to seek to achieve the highest current income consistent with the preservation of capital and maintenance of liquidity. The Money Market Fund seeks to achieve its objective by investing in short-term money market instruments determined to be of high quality by SM&R pursuant to guidelines established by the Company's Board of Directors. The Money Market Fund may invest in the following types of high quality debt obligations:



    (1) U.S. GOVERNMENT OBLIGATIONS. U.S. Government Obligations consist of marketable securities issued or guaranteed as to both principal and interest by the United States Government or by its agencies and instrumentalities. (See "Government Bond Fund" above for an explanation of U.S. Government Obligations).



    (2) CERTIFICATES OF DEPOSIT. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. The Money Market Fund will invest only in certificates of deposit of U.S. banks that have total assets in excess of $1 billion at the time of investment.



    (3) BANKER'S ACCEPTANCES. Banker's acceptances are short-term instruments issued by banks, generally for the purpose of financing imports or exports. An acceptance is a time draft drawn on a bank by the importer or exporter to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" and is an irrevocable obligation of the issuing bank.



    (4) COMMERCIAL PAPER. As discussed above under "Primary Fund," commercial paper is short-term unsecured promissory notes issued by corporations to finance short-term credit needs.

    (5) BONDS AND NOTES. The Money Market Fund may invest in corporate bonds or notes with a remaining maturity of one year or less.



    (6) COLLATERALIZED MORTGAGE OBLIGATIONS--As discussed above under "Government Bond Fund," CMOs are debt obligations collateralized by a portfolio or pool of mortgages, mortgage-backed securities, or U.S. Government securities.



    The Money Market Fund does not currently intend to invest in unrated securities, securities subject to demand features, floating rate instruments, securities subject to guarantees, and variable rate instruments.



    The Money Market Fund limits its investments to those short-term securities that the Board determines present minimal credit risk and that are "Eligible Securities" when acquired by the Fund. As used in this Prospectus, "Eligible Securities" means securities that are:



    (a) rated in one of the two highest short-term rating categories, or



    (b) whose issuer has another class of debt obligations rated in one of the two highest short-term rating categories.



    To rely on a rating assigned to other debt obligations, those obligations must be of comparable priority and security. All ratings must have been issued by the requisite NRSROs. Currently, five organizations are NRSROs: Moody's Investor Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Fitch Investors Service, Inc., Duff and Phelps, Inc., and Thomson BankWatch, Inc. A discussion of the ratings categories of S&P and Moody's is contained in the Appendix.



    The Money Market Fund generally limits its investments in securities, as follows:



    - It will not invest in securities issued by any one issuer, other than the U.S. Government, its agencies, or instrumentalities, in an amount that exceeds 5% of its total assets.



    - It will not invest more than 5% of its total assets in securities relying on ratings in the second highest rating category.



    - It will not invest more than 1% of its total assets in securities of any one issuer that rely on ratings in the second highest rating category.



    (See "Investment Objectives and Policies" in the Statement of Additional Information for a more detailed explanation of the investment categories.) The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, and will not invest in any security with a remaining maturity of over 397 days (13 months).



    Investments in money market instruments are subject to the ability of the issuer to make payment at maturity. In addition, the Money Market Fund's performance will vary depending on changes in short-term interest rates. However, both the financial and market risks of investment in the Money Market Fund may be expected to be less than for any other Fund. By limiting its investments to Eligible Securities, the Money Market Fund may not achieve as high a level of current income as a fund investing in lower-rated securities.


                 ADDITIONAL INVESTMENT POLICIES AND TECHNIQUES


    The following investment policies and techniques are available to one or more of the Funds:



    LENDING OF SECURITIES. In order to increase the return on its investment, the Government Bond Fund may lend portfolio securities to broker-dealers and other financial institutions in amounts up to 10% of the value of that Fund's net assets. Loans of portfolio securities will always be collateralized by cash equal to at least 102% of the market value of the securities loaned including accrued interest and will be made to borrowers deemed by SM&R to be creditworthy. Lending portfolio securities involves risk of delay in the recovery of the loaned securities and in some cases the loss of rights in the collateral should the borrower fail financially (See the Statement of Additional Information).


    WHEN-ISSUED AND DELAYED DELIVERY PURCHASES. The Government Bond Fund and Tax Free Fund may purchase and sell portfolio securities on a "when-issued" and "delayed delivery" basis. The price of such securities is fixed at the time the commitment to purchase is made, but delivery and payment for such securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. These transactions are subject to market fluctuation; the value of the securities at delivery may be more or less than their purchase price; and yields generally available on comparable securities when delivery occurs may be higher than yields on the securities obtained pursuant to such transactions. While awaiting delivery of the securities purchased on a when-issued and delayed delivery basis, each of these Funds will hold in a segregated account cash, short-term money market instruments, high quality debt securities, or portfolio securities sufficient to cover any commitment or limit any potential risk. (See "When Issued and Delayed Delivery Transactions" in the Statement of Additional Information).



    REPURCHASE AGREEMENTS. Each Fund may occasionally enter into repurchase agreements. Under a repurchase agreement, the Fund will acquire and hold an obligation (government security, certificate of deposit, or banker's acceptance) for not more than seven days, subject to the agreement by the seller (a Federal Reserve System member bank or a registered securities dealer) to repurchase the obligation at an agreed upon repurchase price and date, thereby determining the yield during the Fund's holding period. During the holding period, the seller must provide additional collateral if the market value of the obligation falls below the repurchase price. See the Statement of Additional Information for a further explanation.



    ILLIQUID SECURITIES. Each Fund (except the Money Market Fund) may invest up to 15%, and the Money Market Fund may invest up to 10%, of its net assets in illiquid securities, including foreign securities not listed on foreign or domestic exchanges and repurchase agreements maturing in excess of seven days.



    If otherwise consistent with its investment objective and policies, a Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which were issued under Section 4(2) of the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Board, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers may cease purchasing such restricted securities, the level of illiquidity of a Fund holding such securities may increase.



    RISK FACTORS. The risk inherent in investing in any Fund of the Company is a risk common to any security. That is, the value of a Fund's shares will fluctuate in response to changes in economic conditions, interest rates and the market's perception of the underlying portfolio securities held by that Fund. Market prices of the securities in which a Fund invests will fluctuate and will tend to vary inversely with changes in prevailing interest rates. If interest rates increase from the time a security is purchased, such security might be valued and/or sold at a price less than its purchase cost. Conversely, if interest rates decline from the time a security is purchased, such security might be valued and/or sold at a price greater than its purchase cost. Substantial redemptions could require a Fund to sell portfolio securities at a time when a sale might not be favorable.



    Investments in U.S. Government Obligations are not all backed by the "full faith and credit" of the United States Government. Some are backed only by the rights of the issuer to borrow from the U.S. Treasury and others are supported only by the credit of the issuing instrumentality. No assurance can be given that the U.S. Government would lend money to or otherwise provide financial support to U.S. Government sponsored instrumentalities.



    The Primary Fund, consistent with its investment objective, will attempt to maximize yield by trying to take advantage of changing conditions and trends. It may also attempt to take advantage of what are believed to be disparities in yield relationships between different instruments. This procedure may increase or decrease the portfolio yield depending upon the Primary Fund's ability to correctly time and execute such transactions. Although the Primary Fund's assets will be invested in securities with short maturities, the Primary Fund will manage its portfolio as described above. (See "PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION" in the Statement of Additional Information.)



    The Tax Free Fund's ability to achieve its objective depends partially on the prompt payment by issuers of the interest on and principal of the municipal securities held. A moratorium, default, or other non-payment of interest or principal when due could, in addition to affecting the market value and liquidity of the particular security, affect the market value and liquidity of other municipal securities. Additionally, the market for municipal securities is often thin and can be temporarily affected by large purchases and sales. As a result, the Tax Free Fund will attempt to minimize risk by diversifying its investments by investing no more than 5% of its net assets in the securities of any one issuer (this limitation does not apply to investments issued or guaranteed by the U.S. Government or its instrumentalities) and by investing no more than 25% of its net assets in municipal securities issued in any one state or territory. Each political subdivision, agency, instrumentality, and each multi-state agency of which a state is a member will be regarded as a separate issuer for the purpose of determining diversification.



                            THE FUNDS AND MANAGEMENT



    A Board consisting of nine directors has overall responsibility for overseeing the affairs of the Company in a manner reasonably believed to be in the best interest of shareholders. The Board has delegated to SM&R, the Fund's investment adviser, the management of the Company's day-to-day business and affairs. In addition, SM&R invests the Company's assets, provides administrative services, and serves as transfer agent, custodian, dividend paying agent, and underwriter.



    SM&R is a wholly-owned subsidiary of American National Insurance Company
("American National"). As of September   , 1998, the Moody Foundation, a private
foundation, owned approximately [ ]% of American National's common stock and the Libbie Shearn Moody Trust, a private trust, owned approximately [ ]% of such shares. SM&R was incorporated in 1964 and has managed investment companies since 1966. SM&R also is investment adviser to three other registered investment companies: American National Growth Fund, Inc., American National Income Fund, Inc., and American National Triflex Fund, Inc. (the "SM&R Equity Funds," and collectively with SM&R Investments, Inc., the "SM&R Family of Funds"). SM&R also serves as investment adviser to the American National Investment Accounts, Inc., an investment company used to fund benefits under contracts issued by American National and for The Moody National Bank of Galveston (the "Bank"), a national bank. SM&R does and may, from time to time, serve as investment adviser to other clients including employee benefit plans, other investment companies, banks, foundations and endowment funds.



    The following persons are officers of both SM&R and the Company: Michael W. McCroskey, Vera M. Young, Emerson V. Unger, Teresa E. Axelson and Brenda T. Koelemay.


PORTFOLIO MANAGEMENT


    While the following individuals are primarily responsible for the day-to-day portfolio management of their respective Funds, all accounts are reviewed on a regular basis by SM&R's Investment Committee to ensure that they are being invested in accordance with investment polices.

    VERA M. YOUNG, VICE PRESIDENT OF SECURITIES MANAGEMENT AND RESEARCH, INC., VICE PRESIDENT, PORTFOLIO MANAGER OF THE PRIMARY FUND AND THE MONEY MARKET FUND. Ms. Young has served as Portfolio Manager of the Primary Fund and the Money Market Fund since each such Fund's inception (1993 and 1998, respectively). She also serves as Portfolio Manager of the Money Market Portfolio of American National Investment Accounts, Inc., a series mutual fund used exclusively for variable contracts issued by American National. Ms. Young also serves as Assistant Vice President, Securities for American National. Ms. Young has been managing fixed income investments for American National since 1987 and has served as portfolio manager for various funds for over ten years.



    TERRY E. FRANK, VICE PRESIDENT, PORTFOLIO MANAGER OF THE GOVERNMENT BOND FUND AND TAX FREE FUND. Ms. Frank has served as Portfolio Manager of the Government Bond Fund since 1993 and the Tax Free Fund since its inception. She joined SM&R's investment staff in 1991 and prior to that time she held positions with American Capital Asset Management and Gibraltar Savings Association as a securities analyst and Equitable Investment Services as a research analyst.


ADVISORY AGREEMENT


    Under the Advisory Agreements with the Company, SM&R is paid an investment advisory fee, which is calculated separately for each Fund, as compensation for its services. The Agreements provide that SM&R will receive advisory fees as set forth below.



    GOVERNMENT BOND FUND AND TAX FREE FUND--A monthly investment advisory fee is computed by applying to the average daily net asset value of the Government Bond Fund and the Tax Free Fund each month one-twelfth (1/12th) of the annual rate as follows:



ON THE PORTION OF EACH FUND'S                                                                    INVESTMENT ADVISORY
AVERAGE DAILY NET ASSETS                                                                           FEE ANNUAL RATE
----------------------------------------------------------------------------------------------  ---------------------
Not exceeding $100,000,000....................................................................             0.50%
Exceeding $100,000,000 but not exceeding $300,000,000.........................................             0.45%
Exceeding $300,000,000........................................................................             0.40%



    MONEY MARKET FUND AND PRIMARY FUND--An investment advisory fee is computed and paid monthly at the annual rate of 0.50% of the Money Market Fund's and Primary Fund's average daily net asset value.



    After applicable fee waivers, SM&R received total advisory fees from the Government Bond Fund, Tax Free Fund, and Primary Fund for the fiscal year ended
August 31, 1998 which represented [    ]%, [    ]%, and [    ]%, respectively,
of each such Fund's average daily net assets. The Money Market Fund was not in operation during the fiscal year ended August 31, 1998.


ADMINISTRATIVE SERVICE AGREEMENT


    Under its Administrative Service Agreement with the Company, SM&R also receives a management and administrative service fee from each Class of each Fund which is computed by applying to the aggregate average daily net asset value of each Fund each month one-twelfth (1/12th) of the annual rate as follows:



ON THE PORTION OF THE FUND'S                                                              ADMINISTRATIVE SERVICE FEE
AVERAGE DAILY NET ASSETS                                                                          ANNUAL RATE
----------------------------------------------------------------------------------------  ---------------------------
Not exceeding $100,000,000..............................................................                0.25%
Exceeding $100,000,000 but not exceeding $200,000,000...................................                0.20%
Exceeding $200,000,000 but not exceeding $300,000,000...................................                0.15%
Exceeding $300,000,000..................................................................                0.10%

    SM&R has agreed to pay (or to reimburse each Fund for) each Fund's regular operating expenses (including the advisory fee and administrative service fee, if any, paid to SM&R, but exclusive of "12b-1 fees," Class-specific expenses, interest, taxes, commissions, and other expenses incidental to portfolio transactions) in excess of 1.25% (0.35% for the Money Market Fund) per year of such Fund's average daily net assets. SM&R received administrative service fees
of [    ]% for the Government Bond Fund; [    ]% for the Primary Fund; and
[    ]% for the Tax Free Fund for the fiscal year ended August 31, 1998 of each
Fund's average daily net assets. The Money Market Fund was not in operation during the fiscal year ended August 31, 1998.


FEE WAIVERS


    In order to improve the yield and total return of any Fund of the Company, SM&R may from time to time voluntarily waive or reduce all or any portion of its advisory fee, administrative fee, and/or assume certain or all expenses of any Fund of the Company while retaining its ability to be reimbursed for such fees prior to the end of the fiscal year. Fee waivers and/or reductions, other than those stated in the Administrative Service Agreement, may be rescinded by SM&R at any time without notice to investors. SM&R has agreed to continue to waive the advisory fee for the Tax Free Fund and reimburse regular operating expenses incurred by the Government Bond and Primary Funds to the extent that total expenses (exclusive of the "12b-1 fees" and Class-specific expenses) exceed average daily net assets as follows: Primary Fund--.80% and Government Bond Fund--1.00%.



DISTRIBUTION AND SHAREHOLDER SERVICING PLAN



    The Company adopted a Distribution and Shareholder Servicing Plan (the "12b-1 Plan") pursuant to Rule 12b-1 under the 1940 Act for the Class A, Class B, Class C, and Class J shares of the Government Bond Fund and the Tax Free Fund (the "Multi-Class Funds"). The 12b-1 Plan does not apply to the Money Market Fund and the Primary Fund (the "Single-Class Funds"). The 12b-1 Plan provides that SM&R will provide distribution services to the Class J shares of the Multi-Class Funds.



    For Class J shares, SM&R is entitled to receive a distribution ("12b-1") fee of 0.75%, computed as an annual percentage of the value of the average daily net assets of the Multi-Class Fund attributable to that Class. The distribution fee to be paid under the 12b-1 Plan will be calculated daily (as a percentage of average daily net assets) and paid periodically.



    The purpose of the distribution fee is to compensate SM&R, or enable SM&R to compensate other persons, including any distributor of Class J shares, for services that are primarily intended to result in or primarily attributable to the sale of Class J shares ("Selling Services"). "Selling Services" include the training and supervision of sales personnel; advertising, marketing, and other promotional expenses, including the costs of preparing and printing sales literature; printing prospectuses and statements of additional information and distributing them to prospective investors in Class J; and distributing Class J shares. Payments for Selling Services may include payment for overhead and other office expenses that are related to the distribution of the Class J shares. SM&R also may reimburse the expenses of persons who provide support services in connection with the distribution of the Class J shares, and may make payments to financial intermediaries that sell Class J shares.


                             HOW TO PURCHASE SHARES


    You may purchase shares offered in this Prospectus through certain financial intermediaries (such as broker-dealers and mutual fund "marketplaces") that have distribution agreements with SM&R. Such purchases will be at the offering price (the "Offering Price") for such shares determined as and when provided below (See "DETERMINATION OF OFFERING PRICE"). SM&R will send you a monthly confirmation for any month in which your account is active. You should carefully review the monthly confirmation and promptly report any discrepancies to SM&R. You may make subsequent purchases directly through SM&R at the following address:


    Securities Management and Research, Inc.
    One Moody Plaza, 14th Floor
    Galveston, Texas 77550


    Certificates are not normally issued for shares of each Fund in an effort to minimize the risk of loss or theft. However, SM&R confirms investors' purchases and credits such purchases to their accounts on the books maintained by SM&R. Investors have the same rights of share ownership as they would if certificates had been issued.



    OPENING AN ACCOUNT: A fully completed account application (the "Account Application") must be submitted to open an account. The Account Application must include the suitability form (the "Suitability Form"). If you would like to take advantage of the electronic services available, please complete the Electronic Transfer Options section of the Account Application. Special forms are required when establishing an IRA/SEP or 403(b) plan. Keep in mind when opening an account that transactions by telephone between different accounts will only be permitted if the accounts are registered in the identical name.



    MINIMUM PURCHASE REQUIREMENT: For Class J shares of the Government Bond Fund and the Tax Free Fund, the minimum initial investment is $100 and all subsequent investments must be at least $20. For the Primary Fund and the Money Market Fund, the minimum initial investment is $1000 and the minimum amount of any subsequent purchase is $100. The Company reserves the right to reject any purchase. Please note that third party checks will not be accepted to open a new account, except for IRA Rollover checks that are properly endorsed.



    SUBSEQUENT PURCHASES BY MAIL: Make your check(s) payable to SM&R and send the check(s) to the address indicated above. You must indicate your name, account number, and the name of the Fund, and the Class if applicable, being purchased. You may use the remittance slip attached to the confirmation statement.



    PURCHASES BY WIRE: To ensure proper crediting of a wire investment, you must have an executed Account Application and Suitability Form on file with the transfer agent. You may then wire your investment by providing the following instructions to your bank:



    The Moody National Bank of Galveston ABA #133100091



    Securities Management and Research, Inc. #035 868 9



    Name of Class, if applicable, and Fund (E.G., Class J of the Government Bond
    Fund)



    Fund Account Number (number appears on your confirmation statement)



    Your Name (E.G., Mary Smith)



    If wires are received after 3:00 p.m. Central Time or during a Bank holiday or SM&R business holiday, purchases will be made at the price determined on the next business day. A wire fee in the amount of $8.00 will be charged the investor for wires under $5,000.



    PURCHASES BY EXCHANGE: Call Investor Services if you have established telephone exchange privileges on your account. See "SPECIAL PURCHASE PLANS AND SERVICES--Exchange Privilege" for procedures and additional information relating to telephone exchanges. For limitations on exchanges see "Excessive Trading" also under "SPECIAL PURCHASE PLANS AND SERVICES."

                         WHEN ARE PURCHASES EFFECTIVE?


    Purchases received in proper form by SM&R prior to the close of the New York Stock Exchange (currently 3:00 p.m. Central Time) (the "Exchange") on any SM&R business day, or received prior thereto on any SM&R business day by a securities dealer having a dealer contract with SM&R and reported to SM&R prior to SM&R's close of business (currently 4:30 p.m. Central Time) on the same day, will be effective and executed at the applicable Offering Price determined at the close of the Exchange on that day. It is the responsibility of any such dealer and not SM&R to establish procedures to assure that purchases received before the close of the Exchange on an SM&R business day will be reported to SM&R before SM&R's close of business on that same day. Purchases received after the close of the Exchange, on customary national business holidays, or on an SM&R holiday will be effective upon and made at the Offering Price determined as of the close of the Exchange on SM&R's next business day that such Exchange is open for trading.



    If payments for purchases are transmitted by bank wire to the Bank and reported to SM&R prior to the close of the Exchange on any SM&R business day, the investor will purchase at the Offering Price determined and become a shareholder as of the close of the Exchange on that same day. Purchases by wire payments reported by the Bank to SM&R after the close of the Exchange, on customary national business holidays, or on an SM&R holiday, will be effective on and made at the Offering Price determined on SM&R's next business day. Procedures for transmitting Federal Funds by wires are available at any national bank or any state bank which is a member of the Federal Reserve System.


    SM&R's business holidays are Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, the Friday following Thanksgiving Day, two (2) days at Christmas, and New Years Day. If Christmas Day is a weekday other than Monday, Christmas Day and Christmas Eve Day are business holidays. If Christmas Day is Monday, Christmas Day and the preceding Friday will be business holidays. If Christmas Day is a Saturday, the preceding Thursday and Friday will be business holidays. If Christmas Day is a Sunday, the preceding Friday and the following Monday will be business holidays. If New Years Day is a Saturday, the preceding Friday will be a business holiday, and if New Years Day is a Sunday, the following Monday will be a business holiday.

                        DETERMINATION OF OFFERING PRICE


    Each Fund's Offering Price is determined once each day and is comprised of that Fund's net asset value plus the sales charge, if any. Shares of the Single-Class Funds and Class J shares of the Multi-Class Funds may be purchased without a sales charge. Accordingly, the Offering Price for shares of each Single Class Fund is that Fund's net asset value; the Offering Price for Class J shares of each Multi-Class Fund is that Class's net asset value.



    Net asset value per share is determined by dividing the market value of the securities owned by the Fund or Class thereof, plus any cash or other assets (including dividends accrued but not collected), less all liabilities of such Fund or Class (including accrued expenses but excluding capital and surplus), by the number of shares of the Fund or Class outstanding. Net asset value is currently determined as of 3:00 p.m. Central Time on each business day. Although the legal rights of the Classes of the Multi-Class Funds are substantially identical, the different expenses borne by each Class will result in different net asset values and dividends for each Class.



    The Money Market Fund values all of its securities using the amortized cost method, which does not take into account unrealized capital gains or losses. The amortized cost method of valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. (For a further discussion of the amortized cost method, see the Statement of Additional Information.) The other Funds use the amortized cost method only for valuing debt securities having maturities of 60 days or less. Debt securities with maturities in excess of 60 days are valued on the basis of prices provided by a pricing service or brokers.



    For a more complete description of the procedures involved in valuing various fund assets, see "Offering Price" in the Company's Statement of Additional Information.

                               MULTI-CLASS FUNDS


    Class J shares of the Multi-Class Funds are offered in this Prospectus to individuals through certain financial intermediaries (such as broker-dealers, investment advisers, and mutual fund "marketplaces") that have distribution agreements with SM&R. Five other Classes of shares of the Multi-Class Funds are available through separate prospectuses: (1) Class A "front-end load" shares;
(2) Class B "back-end load" shares; (3) Class C "level load" shares; (4) Class T shares sold only to investors that became shareholders of the Company prior to
September   , 1998 and certain designated persons; and (5) Class Y
"institutional" shares. The Class A, Class B, Class C, Class T, and Class Y shares are subject to different sales charges and other expenses and, accordingly, may have expense ratios and performance that differs from those of Class J shares. You are encouraged to consider all of the Company's class alternatives and choose the one that fits your individual circumstances at the lowest level of fees. FOR MORE INFORMATION ON THE OTHER CLASSES OF SHARES OR TO REQUEST A PROSPECTUS FOR ANOTHER CLASS, INVESTORS MAY CONTACT INVESTOR SERVICES AT (800) 231-4639.



    Each Class of shares of a Multi-Class Fund represents an interest in the same portfolio of investments and each Class has the same rights as the other Classes, except that each Class bears its own expenses. The net income attributable to each Class and the dividends payable on the shares of that Class will be reduced by the amount of the service and distribution fees of that Class.


FUND AND CLASS EXPENSES


    For the Multi-Class Funds, expenses that are directly attributable to a particular Class of shares ("Class Expenses") will be borne solely by that Class. Class expenses include: (1) asset-based distribution fees and shareholder service fees; (2) transfer agency fees attributable to a particular Class; (3) expenses related to preparing, printing, mailing, and distributing materials such as shareholder reports, prospectuses, and proxy statements to current shareholders of a specific Class; (4) state and federal registration fees incurred by a specific Class; (5) litigation and other legal expenses relating to a particular Class; (6) directors' fees and expenses incurred as a result of issues relating solely to a particular Class; (7) accounting, audit, and tax expenses relating to a specific Class; (8) the expenses of administrative personnel and services required to support the shareholders of a specific Class; and (9) fees and other payments made to entities performing services for a particular Class, including account maintenance, dividend disbursing, or subaccounting services.



    Class Expenses may be waived or reimbursed by SM&R, the Fund's investment adviser and distributor. Investment advisory fees, custodial fees, and other expenses relating to the management of the Company's assets shall not be allocated on a class-specific basis. Income, realized and unrealized capital gains and losses, and expenses that are not allocated to a specific Class shall be allocated to each Class on the basis of the proportionate net assets of that Class in relation to the net assets of the Multi-Class Fund.



    All direct sales expenses for the Primary Fund and the Money Market Fund, including the cost of prospectuses for prospective shareholders, are paid by SM&R, and no sales expense is borne by those Funds.



    For additional information about the expenses of the Funds, see the Statement of Additional Information.


                      SPECIAL PURCHASE PLANS AND SERVICES


    The Company offers services and plans that are designed to facilitate investment in the Funds. At this time, there is no charge to you for these services. The Company may impose fees for such services in the future. Be aware, however, that if you elect to participate in the ACH plan described below, you should check with your financial institution for any additional charges imposed for this service. For additional information contact your registered representative.

    ELECTRONIC TRANSFERS (ACH). The electronic transfer option allows you to move money between your Fund account(s) and your bank, savings and loan, or credit union account using the Automated Clearing House ("ACH") network. To arrange for electronic transfers, complete the relevant section of the Account Application at the time you open your account and specify the type of service or services desired. Attach a voided, pre-printed check or deposit slip from your checking, savings and loan, or credit union account. PASSBOOK SAVINGS ACCOUNTS ARE NOT ELIGIBLE FOR THE ELECTRONIC TRANSFER OPTION. ADDITIONALLY, YOUR BANK MUST BE A MEMBER OF THE AUTOMATED CLEARING HOUSE (ACH) NETWORK FOR YOU TO TAKE ADVANTAGE OF THIS SERVICE. You will receive a confirmation verifying initialization of the electronic transfer option and may begin conducting transactions in your account(s) under this option three (3) weeks after receipt of the verification notice from SM&R. If you elect this option after your account is established, it may be necessary for you to obtain a signature guarantee for all individuals named on the account(s).



    TELEPHONE SERVICES. You can take advantage of this service by completing the appropriate sections of the Account Application when opening your account. Through this service, you will be able to purchase by ACH, redeem, and exchange shares on those accounts for which you have an executed Account Application on file and have received written verification from SM&R that the service has been initialized as explained under Electronic Transfers above. If this option is elected after your account is established, it may be necessary for you to obtain a signature guarantee for all individuals named on the account(s). PLEASE NOTE THAT THE TELEPHONE REDEMPTION OPTION IS NOT AVAILABLE TO RETIREMENT PLANS.


    The Funds have implemented the following security procedures intended to protect your account from losses resulting from unauthorized or fraudulent telephone instructions: The caller will be required to know (i) the name of the Fund or Funds; (ii) all digits of the account number; (iii) the exact name and address used in the registration(s); and (iv) the Social Security or Employer Identification Number listed on the account(s). Additionally, all telephone transactions will be recorded for your protection.

    Neither the Funds nor SM&R will be responsible for the authenticity of transaction instructions received by telephone which comply with the current security procedures and other requirements. SM&R believes that such security procedures and other requirements are reasonable and, if followed, you should bear the risk of any losses resulting from unauthorized or fraudulent telephone transactions on your account(s).


    AUTOMATIC INVESTMENT PLAN. Through this plan, a specified amount is electronically transferred (via ACH) from your bank account and invested monthly, bi-monthly, quarterly, or annually into the designated fund(s) at the applicable offering price determined on the date of the electronic transfer.



    GROUP SYSTEMATIC INVESTMENT PLAN. SM&R can establish a Group Systematic Investment Plan with an employer having 5 or more participants under a single payroll deduction arrangement. The Minimum Initial Investment amount requirement per account is waived for such plans. However, all other investment amount minimums apply. Contact SM&R for further information regarding such plans.



    WEALTH ACCUMULATION ACCOUNT. Shareholders having account balances of at least $2,500 in the Money Market Fund may open a Wealth Accumulation Account, which will provide them with an automatic dollar cost averaging plan. Automatic monthly purchases of the shares of the other funds in the SM&R Family of Funds may be made by exchanges from the shareholder's Money Market Fund Wealth Accumulation Account. Purchases of the other funds must be at least $50 and, unless terminated by the shareholder, will continue as long as the balance of the Money Market Fund Wealth Accumulation Account is sufficient. Additional investments may be made to a Money Market Fund account designated as a Wealth Accumulation Account to extend the purchase period under the plan. However, if additional investments are received by SM&R less than ten (10) days prior to the 20th of the month, such investments will not be available for use under the Wealth Accumulation Account until the 20th of the following month. If the 20th of the month is an SM&R holiday, the purchase will be processed on the next business day.

    Purchases made will be subject to the applicable sales charge of the fund whose shares are being purchased. Changes in amounts to be purchased, the funds being purchased, and termination of a Wealth Accumulation Account will be made within five (5) business days after written instructions are received by SM&R in proper form (I.E., signed by the owner(s) of record exactly as registered).



    Shareholders' rights to make additional investments, to exchange shares, and to redeem shares in the Money Market Fund and any of the funds in the SM&R Family of Funds are not affected by a shareholder's participation in a Wealth Accumulation Account. However, check writing privileges and expedited redemption by telephone are not available for the Money Market Fund accounts designated as a part of the Wealth Accumulation Account.



    Primary Fund shareholders that opened a Primary Fund Wealth Accumulation
Account prior to September   , 1998 will be permitted to continue using the
Account subject to the terms applicable to a Money Market Fund Wealth Accumulation Account, described above.



    EXCHANGE PRIVILEGE. As an investor in a Fund, you are permitted to exchange shares that you own in a Fund with shares of another fund in the SM&R Family of Funds without the payment of an exchange fee, subject to certain conditions. Exchanges between a Fund and another fund in the SM&R Family of Funds are available only in states where the applicable funds are registered and the exchange may be legally made.



    MULTI-CLASS FUNDS (GOVERNMENT BOND FUND AND TAX FREE FUND). You may exchange Class J shares that you own in a Multi-Class Fund, without an exchange fee, for corresponding Class J shares of another fund in the SM&R Family of Funds. You also may exchange your Class J shares for shares of a Single-Class Fund, provided that you meet any minimum investment requirement for the shares you wish to acquire. Finally, you may exchange Class J shares of a Multi-Class Fund for shares of another Class of that Fund, provided that you pay any applicable sales charges.



    SINGLE-CLASS FUNDS (PRIMARY FUND AND MONEY MARKET FUND). You may exchange shares you own in a Single-Class Fund for shares of the other Single-Class Fund or for shares of a Class of another fund in the SM&R Family of Funds, provided you pay any sales charge applicable to the acquired shares.



    You may acquire, through an exchange, shares of a Class with a contingent deferred sales charge ("CDSC"). If you redeem those shares, the relevant CDSC, if any, will be calculated from the date that you initially purchased the original shares, rather than from the date of exchange.



    Shares of any fund in the SM&R Family of Funds held in escrow under a Letter of Intent are not eligible for the exchange privilege. Such shares will not be released from escrow until the balance invested during the period specified in the Letter of Intent equals or exceeds the amount required to be invested under the Letter of Intent or the shareholder requests, in writing, that the Letter of Intent be canceled and pays any adjustments in sales charge. After release from escrow, shares may be exchanged, provided all other applicable conditions are met.



    You may request an exchange by telephone or in writing. In order to exchange shares, the following requirements must be met: (a) the exchange must be made between accounts having identical registrations and addresses; (b) the shares of the fund of the SM&R Family of Fund acquired through exchange must be qualified for sale in the state in which you reside; (c) the dollar amount of the exchange must meet the minimum investment requirement applicable to the shares of the fund in the SM&R Family of Funds that you would acquire through the exchange;
(d) SM&R must have received full payment for the shares being exchanged; (e) your account must have been coded to reflect your certified taxpayer identification number, or, if applicable, an appropriate Internal Revenue Service Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status); (f) any shares that you wish to exchange must have been held for at least ten (10) business days; (g) certificates representing shares, if any, are returned before such shares are exchanged; and (h) you have received a prospectus for the shares you receive in the exchange.

    The exchange privilege is not an option or right to purchase shares but is permitted under the respective policies of the participating funds, and may be modified or discontinued by the participating funds or by SM&R at any time. ANY GAIN OR LOSS REALIZED ON AN EXCHANGE OR RE-EXCHANGE MAY BE RECOGNIZED FOR FEDERAL AND STATE INCOME TAX PURPOSES. YOU SHOULD CONSULT YOUR TAX ADVISOR FOR THE TAX TREATMENT AND EFFECT OF EXCHANGES.


    EXCESSIVE TRADING. Frequent trades, involving either substantial fund assets or a substantial portion of your account or accounts controlled by you, can disrupt management of the Company and raise the Company's expenses. We define "excessive trading" as exceeding one purchase and sale involving the same fund within any 120-day period.



    For example, you are in Fund X. You can move substantial assets from Fund X to Fund Y and, within the next 120 days, sell your shares in Fund Y to return to Fund X or move to Fund Z. If you exceed the number of trades described above, you may be barred indefinitely from further transactions between the participating funds.



    There are two types of transactions exempted from the excessive trading guidelines. They are (1) redemptions that are not part of exchanges and (2) systematic purchases or redemptions.


                                RETIREMENT PLANS


    The following retirement plans may be funded with Class J shares of the Government Bond Fund or with shares of the Primary and Money Market Funds:
Individual Retirement Accounts (IRAs); Simplified Employee Pension Plans (SEPs); 403(b) Custodial Accounts (TSAs), and corporate retirement plans. Information concerning IRAs and TSAs, and the forms necessary to adopt such plans, can be obtained by contacting your registered representative. A regular Fund application should be used when establishing a corporate retirement plan. (See "HOW TO PURCHASE SHARES" for the minimum initial and subsequent purchase requirements.) SM&R acts as trustee or custodian for IRAs, SEPs and TSAs for the Company. An annual custodial fee of $7.50 will be charged for any part of a calendar year in which an investor has an IRA, SEP or TSA in the Company and will be automatically deducted from each account. An individual considering a retirement plan may wish to consult with an attorney or tax adviser.



    Because IRAs, SEPs, TSAs, and other qualified plans are exempt from federal income tax, they will be unable to benefit from the general tax-exempt nature of the Tax Free Fund. Accordingly, the Tax Free Fund is not generally considered to be suited for such plans or persons.


                          DIVIDENDS AND DISTRIBUTIONS


    The Government Bond Fund and Tax Free Fund will declare and pay dividends from net investment income monthly and net realized short-term or long-term capital gains, if any, annually.



    At 3:00 p.m. Central Time, on each day that the Exchange is open for trading other than SM&R's business holidays described above, the Primary Fund and the Money Market Fund each will declare a dividend of all of its net investment income to shareholders already of record. Such dividends will be paid monthly.



    Dividends and capital gains will be automatically reinvested at net asset value in additional shares of the Fund making such distribution unless SM&R is instructed otherwise in writing. Distributions not reinvested are paid by check or transmitted to your bank account through an ACH transaction, if elected. If the Postal Service cannot deliver your check, or if your check remains uncashed for six months, the Company reserves the right to reinvest your distribution check in your account at the net asset value on the business day of the reinvestment and to reinvest all future distributions in shares of the Company. Dividends and capital gains declared in December to shareholders of record in December and paid the following January will be taxable to shareholders as if received in December. This is a convenient way to accumulate additional shares and maintain or increase the shareholder's earning base. Of course, any shares so acquired remain at market risk.

    Shareholders have the right to change their election with respect to the receipt of distributions by notifying SM&R in writing, but any such change will be effective only as to distributions for which the record date is seven or more business days after SM&R has received the shareholder's written request.


    In order to be entitled to a dividend, an investor must have acquired shares of a Fund prior to the close of business on the record date. A shareholder should be cautioned, however, before purchasing shares of a Fund immediately prior to a distribution. Dividends and distributions paid by the Company have the effect of reducing net asset value per share on the record date by the amount of the payment. Therefore, a dividend or distribution of record shortly after the purchase of shares by an investor represents in substance, a return of capital.


                                     TAXES


    Each Fund of the Company is treated as a separate entity for federal income tax purposes. The Company has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code. The Company intends to distribute all of its net investment income and net realized capital gains to shareholders in a timely manner. Therefore, it is not expected that the Company will be required to pay federal income taxes.



    In order to qualify as a regulated investment company, each Fund of the Company must meet several requirements. These requirements include the following: (1) at least 90% of the Fund's gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies or other income (including gains from options, futures or forward contracts) derived in connection with the Fund's investment business and (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of the Fund's assets must consist of cash, United States Government securities, securities of other regulated investment companies, and other securities (limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's assets may be invested in the securities of any issuer (other than United States Government Securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are determined to be engaged in similar or related trades or businesses.



    For federal income tax purposes, any income dividends derived from taxable investments which the shareholder receives from such Fund of the Company, as well as any distributions derived from net short-term capital gains are treated as ordinary income whether the shareholder has elected to receive them in cash or in additional shares. Distributions derived from net long-term capital gains will be taxable as long-term capital gains regardless of the length of time the shareholder has owned such Fund's shares and regardless of whether such distributions are received in cash or in additional shares. In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous years.



    Dividends paid by the Tax Free Fund that are derived from interest earned on qualifying tax-exempt obligations are expected to be "exempt-interest" dividends that shareholders may exclude from their gross income for federal income tax purposes if the Fund satisfies certain quarterly asset percentage requirements. To the extent that the Tax Free Fund invests in bonds, the interest on which is a specific tax preference item for federal income tax purposes ("AMT-Subject Bonds"), any exempt-interest dividends derived from interest on AMT-Subject bonds will be a specific tax preference item for purposes of the federal individual and corporate alternative minimum taxes. All exempt-interest dividends will be a component of the "current earnings" adjustment item for purposes of the federal corporate alternative minimum income tax. Current federal tax law limits the types and volume of securities qualifying for the federal income tax exemption of interest and may also affect the availability of municipal obligations for investment by the Fund and the value of the Fund's portfolio.



    Redemptions and exchanges of shares in each Fund of the Company are taxable events on which a shareholder may realize a gain or loss. Shareholders of the Tax Free Fund should be careful about redeeming shares immediately prior to the record date of an "exempt-interest dividend" because the redemption may cause the shareholder to realize a taxable gain even though a portion of the redemption proceeds may represent a pro rata share of tax exempt interest earned by the Fund. In addition, a loss on the sale or redemption of shares held by the shareholder of the Tax Free Fund for six months or less will be disallowed to the extent of any exempt-interest dividend received by the shareholder with respect to those shares. Shareholders should consult with their tax advisor concerning the tax reporting requirements in effect on the redemption or exchange of such shares.



    The Company may be required to report to the Internal Revenue Service ("IRS") any taxable dividends or other reportable payment (including share redemption proceeds) and withhold 31% of any such payments made to individuals and other non-exempt shareholders who have not provided a correct taxpayer identification number and made certain required certifications that appear in the Application. A shareholder may also be subject to backup withholding if the IRS or a broker notifies the Company that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding for previous under-reporting of interest or dividend income.



    Shareholders who are not U.S. persons for purposes of federal income taxation should consult with their financial or tax advisors regarding the applicability of U.S. withholding taxes to distributions received by them from the Company.


    Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the fund from direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met within the fund.


    At the end of each calendar year, the Company will advise shareholders about the tax status of all distributions made during each taxable year, including the portion of the dividends which comprise taxable income, exempt income and interest income that is a tax preference item under the alternative minimum tax. Shareholders should consult a tax advisor about the application of state and local tax laws to these distributions and redemption proceeds received from the Company.



IMPORTANT: The Company reserves the right to (1) refuse to open an account for any person failing to provide a taxpayer identification number, certified as correct and (2) close an account by redeeming its shares in full, at the then current net asset value, upon receipt of notice from the IRS that the taxpayer identification number certified as correct by the shareholder is in fact incorrect.


                                 HOW TO REDEEM


    Shares of the Company will be redeemed at the net asset value determined on the date the request is received by SM&R in "Proper Form," as defined in "PROPER FORM" below, at no charge. A redemption request must be addressed to Securities Management and Research, Inc., One Moody Plaza, 14th Floor, Galveston, Texas 77550.


    If uncertain of the redemption requirements, investors should call Investor Services or write SM&R. Payment will be made as soon as practicable and normally within seven days after receipt of a redemption request in Proper Form.

    If the shares being redeemed were purchased by wire, certified check, money order, or other immediately available funds, redemption proceeds will be mailed no later than the seventh calendar day following receipt. For shares purchased by a personal check or ACH transfer, SM&R will process your redemption but will generally delay sending you the proceeds for up to ten (10) business days to allow the check or transfer to clear.


    TELEPHONE REDEMPTIONS. You may request redemptions by telephone if you have completed the Account Application and requested this option. This redemption feature can only be used if: (a) the redemption proceeds are to be mailed to the address of record or wired to the pre-authorized bank account indicated on the Account Application ; (b) there has been no change of address of record or pre-authorized bank account within the preceding 30 business days; (c) the shares to be redeemed are not in certificate form; (d) the security procedures discussed under the "Exchange Privilege" have been met; and (e) the proceeds of the redemption do not exceed $25,000.



    SYSTEMATIC WITHDRAWAL PLAN. The Company has a Systematic Withdrawal Plan ("Withdrawal Account"), which permits shareholders having an account value of $5,000 or more to automatically withdraw a minimum of $50 monthly or each calendar quarter on or about the 20th of the applicable month. Shareholders maintaining a Withdrawal Account may elect to have the withdrawal proceeds automatically deposited in their pre-authorized bank account via an ACH transaction. This is accomplished by completing the relevant section of the Account Application and returning it to SM&R. See "SPECIAL PURCHASE PLANS AND SERVICES--Electronic Transfers" for additional information. Dividends and capital gains distributions will automatically be reinvested in additional shares at net asset value. As with other redemptions, a withdrawal is a sale for federal income tax purposes. The Systematic Withdrawal Plan will automatically terminate if all shares are liquidated or withdrawn from the account. Certificates are not issued for shares held in a Withdrawal Account and certificates held, if any, must be surrendered when shares are transferred to a Withdrawal Account. No account covered by a Letter of Intent can be changed to a Systematic Withdrawal Plan until such time as the Letter of Intent is fulfilled or terminated, nor can an account under a Systematic Withdrawal Plan be placed under a Letter of Intent. For further information about the Systematic Withdrawal Plan, contact a registered representative. "Proper Form" means the request for redemption must include: (1) your share certificates, if issued; (2) your letter of instruction or a stock assignment specifying the Fund, account number, and number of shares or dollar amount to be redeemed. Both share certificates and stock powers, if any, must be endorsed and executed exactly as the Fund shares are registered. It is suggested that certificates be returned by certified mail for your protection; (3) any required signature guarantees (see "Signature Guarantees" below); and (4) other supporting legal documents, if required in the case of estates, trusts, guardianships, divorce, custodianships, corporations, partnerships, pension or profit sharing plans, retirement plans, and other organizations.



    Please keep in mind that as a shareholder, it is your responsibility to ensure that all requests are submitted to the Company's transfer agent in Proper Form for processing.



    SIGNATURE GUARANTEES. This guarantee carries with it certain statutory warranties relied upon by the transfer agent. This guarantee is designed to protect the investor, the Company, SM&R, and representatives through the signature verification of each investor wishing to redeem or exchange shares. Signature guarantees are required when: (1) the proceeds of the redemption exceed $25,000; (2) the proceeds (in any amount) are to be paid to someone OTHER THAN the registered owner(s) of the account; (3) the proceeds (in any amount) are to be sent to any address OTHER THAN the shareholder's address of record, pre-authorized bank account or exchanged to one of the other funds in the SM&R Family of Funds; or (4) the Company or its transfer agent believes a signature guarantee would protect against potential claims based on the transfer instructions, such as when the authority of a representative of a corporation, partnership, association, or other entity has not been established to the satisfaction of the Company or transfer agent.


    Acceptable guarantees can be obtained from an "eligible guarantor institution" as defined in rules adopted by the Securities and Exchange Commission. Eligible guarantor institutions include banks, brokers, dealers, municipal securities dealers or brokers, government securities dealers or broker, credit unions (if authorized under state law), national securities exchanges, registered securities associations and institutions that participate in the Securities Transfer Agent Medallion Program ("STAMP") or other recognized signature guarantee medallion program. IMPORTANT: Witnessing or notarization is not sufficient.



    TEXAS OPTIONAL RETIREMENT PROGRAM. Government Bond Fund, Primary Fund, and Money Market Fund shares in any account established under the Texas Optional Retirement Program may not be redeemed unless satisfactory evidence is received by SM&R from the state that one of the following conditions exist: (1) death of the employee; (2) termination of service with the employer; or (3) retirement of employee.



    CHECK WRITING OPTION. Check writing is available in the Money Market Fund to investors having an account value of $1,000 or more. $250 is the minimum check amount under the check writing option. This option is not available on IRAs, SEPs, or TSAs. Shareholders wishing to avail themselves of this option must complete the check writing option signature card in the Prospectus. After obtaining specimen signatures and the fully executed card, SM&R will order checks and arrange for the shareholder's checks to be honored by a bank. Investments made by personal check or third party check will be held for fifteen
(15) business days following the investment during which time checks may not be drawn on the amount of such investment. This service may be terminated or suspended or additional charges may be imposed for this service. Shareholders will be provided the initial checkbook free of charge. There will be a $5 fee for re-orders. Shareholders will be allowed to write ten (10) checks free each calendar quarter.



    When a check is presented for payment, SM&R, as the shareholder's agent, will cause each Fund to redeem a sufficient number of full and fractional shares to cover the amount of the check. Shareholders will continue to be entitled to dividends on their shares up to the time the check is presented to SM&R for payment. If the amount of the check is greater than the value of the shares held in the shareholder's account for more than fifteen (15) business days at the time the check is presented for payment, the check will be returned to the payee as not being covered by sufficient funds, and the shareholder will be subject to extra charges as a result.



    Primary Fund shareholders that had check writing privileges prior to September ___, 1998 will be permitted to continue writing checks on the Primary Fund subject to the terms applicable to the Money Market Fund described above. Shareholders using the Primary Fund check writing option should be aware that writing a check is a redemption of shares. Those shares may be worth less when the check is presented for payment than when the check was written.



    REDEMPTION OF SMALL ACCOUNTS. The Company reserves the right to redeem shares in any account (which will be promptly paid to the shareholder) if, due to your redemptions, the value of the account falls below $100 in the case of the Government Bond Fund and Tax Free Fund or $1,000 in the case of the Primary Fund and Money Market Fund. You will be notified that the value of your account is less than the required minimum indicated above and allowed at least 60 days to make an additional investment to increase the value of your account above the required minimum. The Board of Directors may, from time to time, change such required minimum investment.



    RIGHTS RESERVED BY THE COMPANY. The Company, acting through its transfer agent, reserves the right to waive or lower investment minimums; to accept initial purchases by telephone from a registered representative; to refuse any purchase order; to cancel or rescind any purchase or exchange at any time prior to receipt by the shareholder of written confirmation or, if later, within five
(5) business days of the transaction; to freeze an account and suspend account services when notice has been received of a dispute involving the account owners or other parties or there is reason to believe a fraudulent transaction may occur; to restrict or refuse the use of faxed redemptions where there is a question as to the validity of the request or proper documents have not been received; to otherwise modify the conditions of purchase and any services at any time; or to act on instructions not believed to be genuine.

                     OTHER INFORMATION CONCERNING THE FUNDS



    SHARING OF FUND EXPENSES. Each Fund bears its proportionate share of the Company's general expenses not susceptible of direct allocation. Such general expenses include the Company's organizational expenses, directors' fees and joint fidelity bonds, which are pro-rated based on the relative amount of each Fund's assets, and prospectus and shareholder report expenses, which are pro-rated based on the relative number of each Fund's shareholders. Organizational expenses for the Tax Free Fund and the Money Market Fund were paid by the adviser.



    AUTHORIZED STOCK. The shares of each Fund, when issued, will be fully paid and non-assessable, will have no conversion or similar rights, and will be freely transferable. Each share of stock will have a pro-rata interest in the assets of the Fund to which the stock of that class relates and will have no interest in the assets of any other Fund.



    As of September 1, 1998, SM&R and its parent, American National, owned [___]% and [___]%, respectively, of the outstanding shares of the Company; [___]% and [___]%, respectively of the outstanding shares of the Government Bond Fund; [___]% and [___]%, respectively of the outstanding shares of the Primary Fund; and [___]% and [___]%, respectively of the outstanding shares of the Tax Free Fund. In addition, SM&R provided the initial capital for the Money Market Fund, and as of the date of this Prospectus owns 100% of the outstanding shares of such Fund. Any person who owns directly or indirectly more than 25% of the outstanding voting securities of the Company or a Fund is presumed by the Investment Company Act of 1940 to "control" the Company or the Fund, and may be able to significantly influence the outcome of any shareholder vote. For purposes of voting on matters submitted to shareholders, any person who owns more than 50% of the outstanding shares of the Company or a Fund generally would be able to cast the deciding vote. By virtue of their stock ownership, SM&R and American National control the Company's operations, including the ability to make changes in the fundamental investment objectives and restrictions of each Fund of the Company, as well as the ability to increase investment advisory fees, notwithstanding other shareholders' votes to the contrary. Holders of shares of any Fund are entitled to redeem their shares as set forth under "HOW TO REDEEM."



    YEAR 2000 RISKS. Many services provided to the Funds and their shareholders depend on the smooth functioning of computer systems. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated, referred to as the "Year 2000 Problem." The Year 2000 Problem could have a negative impact on handling securities trades, payment of interest and dividends, pricing, and account services. Like other mutual funds, financial and business organizations, and individuals around the world, the Funds could be adversely affected if the computer systems used by SM&R (which acts as their investment adviser, underwriter, custodian, and transfer agent) do not properly process and calculate date-related information and data from and after January 1, 2000. SM&R is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by any other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds and their shareholders.



    VOTING RIGHTS. Within the respective Funds, all shares have equal voting, participation and liquidation rights, but have no subscription, preemptive, conversion, or cumulative voting rights. On certain matters, such as the election of directors, all shares of each Fund vote together, with each share having one vote. On other matters affecting a particular Fund, such as the Investment Advisory Contract or fundamental investment policies, only shares of that Fund are entitled to vote, and a majority of the shares of that Fund are required for approval of the proposal. On matters affecting a particular Class of a Fund, only shares of that Class of the Fund are entitled to vote, and a majority of the shares of that Class are required for approval of the proposal.

    SPECIAL PAYMENTS TO BROKER-DEALERS. Broker-dealers or other securities dealers that have entered into selling agreements with SM&R may receive compensation from SM&R or an affiliated company in connection with selling shares of the SM&R Family of Funds. Compensation may include financial assistance for conferences, shareholder services, automation, sales and training programs, or promotional activities. Registered representatives and their families may be paid for travel expenses, including lodging, in connection with business meetings or seminars. In some cases, this compensation may only be available to securities dealers whose representatives have sold or are expected to sell significant amounts of shares. Securities dealers may not use certain sales to qualify for this compensation if prohibited by the laws of any state or self-regulatory agency, such as the National Association of Securities Dealers, Inc.



    Securities laws of states in which the Fund offers its shares may differ from federal law. Banks and financial institutions that sell shares of the Fund may be required to register as securities dealers pursuant to state law.



    ADDITIONAL INFORMATION. This Prospectus and the Statement of Additional Information referred to on the cover page do not contain all the information set forth in the registration statement, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The omitted information may be obtained from the Commission's principal office in Washington, D.C., upon payment of the fees prescribed by the Commission.


    For further information, shareholders may also contact SM&R, whose address and phone number are set forth on the cover of this Prospectus.

                                    APPENDIX
                  (DESCRIPTION OF RATINGS USED IN PROSPECTUS)



                                  BOND RATINGS


DESCRIPTION OF STANDARD & POOR'S CORPORATION'S BOND RATING:


AAA        An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA         An obligation rated "AA" differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A          An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions that obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB        An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
           Obligations rated "BB", "B", "CCC", "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C"
           the highest. While such obligations will like have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB         An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, if faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B          An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


DESCRIPTION OF MOODY'S INVESTOR'S SERVICE, INC.'S BOND RATINGS:


Aaa        Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge".
           Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa         Bonds which are rated "Aa" are judged to be of high quality by all standards.
           Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater than in Aaa securities.

A          Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa        Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba         Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B          Bonds which are rated "B" generally lack characteristics of the desirable investment.
           Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


DESCRIPTION OF FITCH INVESTORS SERVICE BOND RATINGS:


AAA        Obligations which have the highest rating assigned by Fitch IBCA on its national rating scale for that country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Capacity for timely repayment of principal and interest is extremely strong, relative to other obligors in the same country.
AA         Obligations for which capacity for timely repayment of principal and interest is very strong relative to other obligors in the same country. The risk attached to these obligations differs only slightly from the country's highest rated debt.
A          Obligations for which capacity for timely repayment of principal and interest is strong relative to other obligors in the same country. However, adverse changes in business, economic or financial conditions are more likely to affect the capacity for timely repayment than for obligations in higher rated categories.
BBB        Obligations for which capacity for timely repayment of principal and interest is adequate relative to other obligors in the same country. However, adverse changes in business, economic or financial conditions are more likely to affect the capacity for timely repayment than for obligations in higher rated categories.



                             MUNICIPAL NOTE RATINGS


DESCRIPTION OF MOODY'S INVESTOR SERVICE INC.'S MUNICIPAL NOTE RATINGS:


MIG 1/VMIG 1     This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market refinancing.

MIG 2/VMIG 2     This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3     This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4     This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

DESCRIPTION OF STANDARD AND POOR'S MUNICIPAL NOTE RATINGS:


    Until June 29, 1984, S&P used the same rating symbols for notes and bonds. After June 29, 1984, for new municipal note issues due in three years or less the ratings below usually will be assigned. Notes maturing beyond three years will most likely receive a bond rating of the type recited above.



SP-1       Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2       Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.



                            COMMERCIAL PAPER RATINGS


DESCRIPTION OF STANDARD & POOR'S CORPORATION'S THREE HIGHEST COMMERCIAL PAPER
  RATINGS:


    Commercial paper rated "A" by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is generally rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated as follows:



A-1        This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2        Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".


DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S THREE HIGHEST COMMERCIAL PAPER
  RATINGS:

    Among the factors considered by Moody's Investors Service, Inc. is assigning commercial paper ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of the risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition of the management of obligations which may be present or may arise as a result of public interest questions and proportions to meet such obligations. Relative differences in strength and weakness in respect to these criteria would establish a rating in one of three classifications; "P-1", "P-2" or "P-3". "P-1" is the highest commercial paper rating assigned by Moody's Investors Service, Inc. "P-2" is the second highest of such ratings.

DESCRIPTION OF FITCH INVESTORS SERVICE COMMERCIAL PAPER, MEDIUM-TERM NOTES, AND
  MUNICIPAL AND INVESTMENT NOTES.


F-1+       Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1        Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2        Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3        Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-5        Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.


DESCRIPTION OF DUFF & PHELP'S TWO HIGHEST COMMERCIAL RATINGS:

    Duff & Phelp's commercial paper ratings place emphasis on liquidity, considering not only cash from operations, but access to alternative sources of funds, including trade credit, bank lines and capital markets. Relative differences in strength and weakness is rated by Duff & Phelp's as Duff-1 or Duff-2; Duff-1 being the highest commercial paper rating and Duff-2 being the second highest rating.


DESCRIPTION OF THOMSON BANKWATCH, INC.'S TWO HIGHEST COMMERCIAL RATINGS:



    Thomson Bankwatch, Inc.'s ratings of United States commercial banks, thrifts, and non-bank banks, non-United States banks, and broker-dealers are based upon among other things, five years's financial information and the issuer's most recent regulatory filings. Relative differences in strength and weakness are rated by Thomson Bankwatch, Inc.



TBW-1      The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2      The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.


                                 FEDERAL FUNDS

    As used in this Prospectus and in the Fund's Statement of Additional Information, "Federal Funds" means a commercial bank's deposits in a Federal Reserve Bank which can be transferred from one member bank's account to that of another member bank on the same day. Federal Funds are considered to be immediately available funds.

Securities Management & Research, Inc.                                 BULK RATE
One Moody Plaza                                                        U.S. POSTAGE PAID
Galveston, TX 77550                                                    PERMIT NO. 89
                                                                       GALVESTON, TEXAS


--------------------------------------------------------------------------------

P R O S P E C T U S


                                                       SM&R GOVERNMENT BOND FUND
                                                              SM&R TAX FREE FUND
                                                               SM&R PRIMARY FUND
                                                          SM&R MONEY MARKET FUND



September   , 1998



    A Statement of Additional Information dated September   , 1998 containing
additional information about the Company was filed with the Securities and Exchange Commission and is incorporated herein by reference. Additional information about the Company's investments also is available in the Company's annual and semi-annual reports to shareholders. In the Company's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Company's performance during the last fiscal year.



    The Company's Statement of Additional Information, annual report, and semi-annual reports are available, without charge, upon request. You may make shareholder inquiries, request further information about the Company and the Funds, or obtain copies of the Statement of Additional Information, annual report, and semi-annual report, by writing Securities Management and Research, Inc., One Moody Plaza, 14th Floor, Galveston, Texas 77550, or by calling (Toll
Free) 1-800-231-4639 or (Collect) 1-409-763-2767.



    Information about the Company and the Funds may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington D.C. You may obtain information on the operation of the public reference room by calling the Commission at 1-800-SEC-0330. Reports and other information about the Company also are available on the Commission's Internet site at http://www.sec.gov, and you may obtain copies of this information, upon payment of a duplicating fee, by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.



                                                                        811-6477

[SM&R Logo]                                            SM&R GOVERNMENT BOND FUND
                                                              SM&R TAX FREE FUND
                                                               SM&R PRIMARY FUND
                                                          SM&R MONEY MARKET FUND



                              P R O S P E C T U S
                                    CLASS T
                    (EXISTING OWNERS AND SPECIAL PURCHASERS)



       SM&R INVESTMENTS, INC. - One Moody Plaza - Galveston, Texas 77550
         Telephone Number: (409) 763-2767 - Toll Free: 1 (800) 231-4639
                               September 15, 1998


                                    OFFICERS
                    Michael W. McCroskey, President and CEO
                Brenda T. Koelemay, Vice President and Treasurer
                        Emerson V. Unger, Vice President
                Teresa E. Axelson, Vice President and Secretary


INVESTMENT ADVISER AND MANAGER                              UNDERWRITER AND REDEMPTION AGENT
Securities Management and Research, Inc.            Securities Management and Research, Inc.
One Moody Plaza                                                              One Moody Plaza
Galveston, Texas 77550                                                Galveston, Texas 77550
CUSTODIAN                                                 TRANSFER AND DIVIDEND PAYING AGENT
Securities Management and Research, Inc.            Securities Management and Research, Inc.
One Moody Plaza                                                              One Moody Plaza
Galveston, Texas 77550                                                Galveston, Texas 77550
LEGAL COUNSEL                                                           INDEPENDENT AUDITORS
Greer, Herz & Adams, L.L.P.                                        Tait, Weller & Baker, CPA
One Moody Plaza                                               8 Penn Center Plaza, Suite 800
Galveston, Texas 77550                                           Philadelphia, PA 19103-2108


--------------------------------------------------------------------------------


    This Prospectus offers shares of four separate investment portfolios (Funds) of SM&R Investments, Inc. (the Company) to investors that became shareholders of
the Company prior to September   , 1998 and to certain designated persons. Some
of the Funds offer other share classes with different sales charge and distribution and service fee structures.



    Each Fund has its own investment objective designed to meet different investment goals. The Funds' investment objectives, and suitability for particular types of investors, are further described under The Funds at a Glance and Investment Objectives and Policies.



    Please read this Prospectus carefully before making an investment and keep it for future reference.



    Shares of the Company and each Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank. Further, shares of the Company and each Fund, including the Government Bond and Money Market Funds, are not federally insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. Investing in shares of any Fund of the Company involves investment risks, including the possible loss of principal.



    Like all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.



    There can be no assurance that SM&R Money Market Fund will be able to maintain a net asset value of $1.00 per share.

                               TABLE OF CONTENTS


TABLE OF FEES AND EXPENSES.............................................................          3

FINANCIAL HIGHLIGHTS...................................................................          5

INVESTMENT OBJECTIVES AND POLICIES.....................................................          8

ADDITIONAL INVESTMENT POLICIES AND TECHNIQUES..........................................         14

THE FUNDS AND MANAGEMENT...............................................................         15

HOW TO PURCHASE SHARES.................................................................         17

WHO CAN PURCHASE CLASS T SHARES?.......................................................         19

DETERMINATION OF OFFERING PRICE........................................................         20

MULTI-CLASS FUNDS......................................................................         21

SPECIAL PURCHASE PLANS AND SERVICES....................................................         23

RETIREMENT PLANS.......................................................................         25

DIVIDENDS AND DISTRIBUTIONS............................................................         25

TAXES..................................................................................         26

HOW TO REDEEM..........................................................................         27

OTHER INFORMATION CONCERNING THE FUNDS.................................................         30

                             THE FUNDS AT A GLANCE



    SM&R Investments, Inc., formerly known as SM&R Capital Funds, Inc. (the "Company"), is a diversified, open-end management investment company that was incorporated under the laws of Maryland on November 6, 1991. The Company offers four separate investment portfolios (the "Funds"), each of which pursues a different investment objective. The investment objective and investor suitability profile of each Fund are summarized below.



SM&R GOVERNMENT BOND FUND ("GOVERNMENT BOND FUND")



    OBJECTIVE: To provide as high a level of current income, liquidity, and safety of principal as is consistent with prudent investment risks through investment in a portfolio consisting primarily of securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities.



    INVESTOR SUITABILITY PROFILE: The Government Bond Fund is for investors desiring the security of investing primarily in the strength and stability of the U.S. Government, its agencies, or instrumentalities in order to meet their current needs. However, you should keep in mind that the Fund may invest in other instruments in order to meet its objective.



SM&R TAX FREE FUND ("TAX FREE FUND")



    OBJECTIVE: To provide as high a level of interest income largely exempt from federal income taxes as is consistent with preservation of capital through investment of at least 80% of its net assets in tax-exempt securities during normal market conditions.



    INVESTOR SUITABILITY PROFILE: The Tax Free Fund is for the investor desiring income exempt from federal income tax and, under certain conditions, exempt from state and local taxes. You should keep in mind that certain income from the Fund may be subject to the federal alternative minimum tax ("AMT") and investors in certain states may be subject to state taxation on all or a portion of the income and capital gains realized by the Fund.



SM&R PRIMARY FUND ("PRIMARY FUND")


    OBJECTIVE: To seek maximum current income consistent with capital preservation and liquidity through investment primarily in commercial paper.


    INVESTOR SUITABILITY PROFILE: The Primary Fund is for fixed income investors who desire minimal investment risk yet may be looking to move cautiously into the investment arena.



SM&R MONEY MARKET FUND ("MONEY MARKET FUND")



    OBJECTIVE: To seek to achieve the highest current income consistent with the preservation of capital and maintenance of liquidity. The Fund seeks to achieve its objective by investing in high-quality short-term money market instruments.



    INVESTOR SUITABILITY PROFILE: The Money Market Fund is for investors who are risk-averse, such as first-time investors who wish to move cautiously into the investment arena. The Fund is designed to provide investors a relatively safe and liquid investment alternative. The Money Market Fund also may be appropriate for investors who wish to temporarily "park" funds during periods when investment in the equity markets is unattractive.



    The Company designates its capital stock as shares of the Funds. Each Fund is, for investment purposes, considered a separate investment fund. Each share of capital stock represents a pro-rata interest in the assets of a particular Fund and has no interest in the assets of any other Fund. Each Fund bears its own liabilities. YOU SHOULD KEEP IN MIND THAT INVESTMENTS IN THE FUNDS, INCLUDING THE GOVERNMENT BOND AND MONEY MARKET FUNDS, ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

    PORTFOLIO TURNOVER RATES: Historical turnover rates for each Fund (except the Money Market Fund) are included in the Financial Highlights tables. No Fund expects its portfolio turnover rate to exceed eighty percent (80%). An explanation of turnover rate calculations and brokerage fees can be found in the Company's Statement of Additional Information.



    MANAGEMENT: Securities Management and Research, Inc. ("SM&R") makes the investment choices for the Funds. SM&R has served as adviser and distributor to mutual funds since 1966. See "THE FUNDS AND MANAGEMENT" for additional information.



    PURCHASING SHARES: Shares of the Money Market Fund and the Primary Fund are offered at net asset value without the imposition of any sales charge on purchases or redemptions. Class T shares of the Government Bond and Tax Free Funds are available at net asset value plus a sales charge of 4.5% of the public offering price. For amounts invested over certain levels, or "breakpoints" (beginning at $100,000), you pay reduced sales charges. For investments of $500,000 or more, you do not pay any initial sales charge. This initial sales charge may be waived for certain designated investors, as described in "MULTI-CLASS FUNDS--Waiver of Initial Sales Charge for Special Purchasers." None of the shares offered in this Prospectus impose any distribution and service ("12b-1") fees.



    Class T shares of the Government Bond and Tax Free Funds are available through this Prospectus to investors that became shareholders of the Company
prior to September   , 1998 and to certain designated persons listed in "WHO CAN
PURCHASE CLASS T SHARES?". The Government Bond and Tax Free Funds also offer other share classes with different sales charge and distribution and service ("12b-1") fee structures, as described in "MULTI-CLASS FUNDS."



    For Class T shares of the Government Bond and Tax Free Funds, the initial investment must be at least $100. For the Money Market and Primary Funds, the initial investment must be at least $1,000. See "HOW TO PURCHASE SHARES."



Redemptions: For information on redeeming shares, see "HOW TO REDEEM."



    EXCHANGES: In general, shareholders can exchange shares of a Fund for shares of another fund in the SM&R Family of Funds (as defined herein) without the payment of an exchange fee, subject to certain conditions. For information on exchanging shares, see "Exchange Privilege" within "SPECIAL PURCHASE PLANS AND SERVICES."

                           TABLE OF FEES AND EXPENSES



    The purpose of the following table is to assist an investor in understanding the various costs and expenses that an investor will bear directly or indirectly. Investors should be aware that this table is not intended to reflect in detail the fees and expenses associated with an individual shareholder's own investment in any of the Funds, or Class thereof, listed. It is being provided to assist investors in gaining a more complete understanding of fees, charges, and expenses which are discussed in greater detail in the appropriate sections of the Prospectus.



                                                                       GOVERNMENT     TAX FREE
                                                                        BOND FUND       FUND        PRIMARY       MONEY
                                                                         CLASS T       CLASS T       FUND      MARKET FUND
                                                                      -------------  -----------  -----------  -----------
Maximum Sales Load Imposed on Purchases (as a percentage of offering
  price)............................................................         4.5%(1)       4.5%(1)       None        None
Maximum Deferred Sales Load (as a percentage of offering
  price)(2).........................................................         None          None         None         None
Maximum Sales Load Imposed on Reinvested Dividends (as a Percentage
  of offering price)................................................         None          None         None         None
Exchange Fees.......................................................         None          None         None         None


ANNUAL FUND OPERATING EXPENSES


(As a Percentage of Average Net Assets Before Fee Waivers and Expense Reimbursements)



    The "Management Fee," "Other Expenses," and "Total Annual Fund Operating Expenses" shown below for the Government Bond, Primary, and Tax Free Funds are for the year ended August 31, 1997; for the Money Market Fund, they are estimates for the first year of operation (ending August 31, 1999). No Distribution or Service (12b-1) Fees are imposed on Class T shares of the Government Bond Fund and the Tax Free Fund, or on any shares of the Primary Fund and Money Market Fund.



                                                                        GOVERNMENT    TAX FREE                   MONEY
                                                                         BOND FUND      FUND        PRIMARY     MARKET
                                                                          CLASS T      CLASS T       FUND        FUND
                                                                        -----------  -----------  -----------  ---------
Management Fee........................................................       0.50%        0.50%        0.50%       0.50%
Other Expenses(3).....................................................       0.57%        0.77%        0.51%       0.75%
Total Annual Fund Operating Expenses(4)...............................       1.07%        1.27%        1.01%       1.25%



NOTES TO THE TABLE OF FEES AND EXPENSES



(1) A sales charge of 4.5% is imposed on initial investments in Class T shares of less than $100,000. This sales charge is reduced at certain breakpoints, as follows: 3.50% on initial investments of at least $100,000 but less than $250,000; 2.50% on initial investments of at least $250,000 but less than $500,000; and zero on initial investments of $500,000 or more.



(2) An $8.00 transaction fee is charged for each expedited wire redemption.



(3) "Other Expenses" include the 0.25% Administrative Service Fee. "Other Expenses" for Class T shares were based on the expenses and average net assets of the Government Bond Fund and the Tax Free Fund, respectively, for the fiscal year ended August 31, 1997. "Other Expenses" shown for the Money Market Fund are estimated for the current fiscal year ending August 31, 1999.



(4) The Fee Table does not reflect any fees waived or expenses assumed either contractually or voluntarily by SM&R for the Funds during the fiscal year ended August 31, 1997. Pursuant to the Administrative Service Agreement, SM&R has agreed to pay (or to reimburse) each Fund for regular operating expenses (including the advisory fee and administrative fee, but not including any 12b-1 fee or Class-specific expenses) in excess of 1.25% (0.35% for the Money Market Fund) per year of such Fund's average daily net assets.



    SM&R may also waive fees or assume expenses on a voluntary basis. During the fiscal year ended August 31, 1997, SM&R voluntarily waived management fees of 0.07%, 0.21%, and 0.50% for the Government Bond Fund, Primary Fund, and Tax Free Fund, respectively, and reimbursed expenses of 0.24% for the Tax Free Fund. SM&R intends to continue to voluntarily waive the advisory fee for the Tax Free Fund and reimburse expenses to the extent that total regular operating expenses (not including any 12b-1 fee or Class-specific expenses) exceed average daily net assets as follows: 0.80% for the Primary Fund and 1.00% for the Government Bond Fund. SM&R may discontinue or reduce any such waiver or assumption of expenses at any time without notice.



    The following table is based on the "Management Fee," "Other Expenses," and "Total Annual Fund Operating Expenses" for the Government Bond, Primary, and Tax Free Funds for the year ended August 31, 1997 taking into account fee waivers and expense reimbursements. For the Money Market Fund, they are estimates taking into account fee waivers and expense reimbursements for the year ending August 31, 1999.



ANNUAL FUND OPERATING EXPENSES
  (AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER FEE WAIVERS AND EXPENSE REIMBURSEMENTS)



                                                                        GOVERNMENT    TAX FREE                   MONEY
                                                                         BOND FUND   FUND CLASS     PRIMARY     MARKET
                                                                          CLASS T         T          FUND        FUND
                                                                        -----------  -----------  -----------  ---------
Management Fee........................................................       0.43%        0.00%        0.29%       0.00%
Other Expenses........................................................       0.57%        0.54%        0.51%       0.35%
Total Annual Fund Operating Expenses..................................       1.00%        0.54%        0.80%       0.35%



EXAMPLES OF EXPENSES



    These Examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. These Examples assume that you invest $10,000 in a Fund (and applicable Class thereof) for the time periods indicated. These Examples also assume that the investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than shown.



    You would pay the following expenses, based on these assumptions, if you redeemed all of your shares at the end of the period shown:



                                                                      ONE YEAR     THREE YEARS   FIVE YEARS    TEN YEARS
                                                                     -----------  -------------  -----------  -----------
Government Bond Fund (Class Y).....................................   $             $             $            $
Tax Free Fund (Class Y)............................................   $             $             $            $
Primary Fund.......................................................   $             $             $            $
Money Market Fund..................................................   $             $                   N/A          N/A



    Because there are no deferred sales charges or redemption fees, you would pay the same expenses, based on these assumptions, if you did not redeem your shares.

                   FINANCIAL HIGHLIGHTS--GOVERNMENT BOND FUND



    The following financial highlights table is intended to help an investor understand the Government Bond Fund's financial performance for the past five years. Certain information reflects financial results for a single Government Bond Fund share outstanding throughout each period shown. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Government Bond Fund (assuming reinvestment of all dividends and distributions) prior to addition of multiple classes of shares, but do not reflect any sales loads that would be imposed on the purchase or sale of any shares. This information is derived from the financial statements of the Government Bond Fund, which for the years ended through August 31, 1997 have been audited by KPMG Peat Marwick LLP, independent auditors, whose report, along with the Government Bond Fund's financial statements, are incorporated by reference into the Statement of Additional Information, which is available upon request, and from unaudited financial statements of the Government Bond Fund for the six month period ended February 28, 1998.



                                                      SIX MONTH
                                                    PERIOD ENDED             YEAR ENDED AUGUST 31
                                                    -------------   ---------------------------------------
                                                    FEB. 28, 1998    1997    1996    1995    1994     1993
                                                    -------------   ------  ------  ------  ------   ------
                                                     (UNAUDITED)
Net Asset Value,
Beginning of Period...............................      $10.42      $10.14  $10.51  $10.07  $10.87   $10.56
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...........................        0.32        0.67    0.65    0.70    0.54     0.50
  Net Realized and Unrealized Gain (Loss) on
    Securities....................................        0.15        0.26   (0.37)   0.44   (0.79)    0.49
                                                        ------      ------  ------  ------  ------   ------
TOTAL FROM INVESTMENT OPERATIONS..................        0.47        0.93    0.28    1.14   (0.25)    0.99
                                                        ------      ------  ------  ------  ------   ------
LESS DISTRIBUTIONS
  Dividends from Net Investment Income............       (0.34)      (0.65)  (0.65)  (0.70)  (0.55)   (0.50)
  Distributions from Capital Gains................        0.00        0.00    0.00    0.00    0.00    (0.18)
                                                        ------      ------  ------  ------  ------   ------
TOTAL DISTRIBUTIONS...............................       (0.34)      (0.65)  (0.65)  (0.70)  (0.55)   (0.68)
                                                        ------      ------  ------  ------  ------   ------
Net Asset Value, End of Period....................      $10.55      $10.42  $10.14  $10.51  $10.07   $10.87
                                                        ------      ------  ------  ------  ------   ------
                                                        ------      ------  ------  ------  ------   ------
TOTAL RETURN......................................        4.58%(1)    9.37%   2.63%  11.85%  (2.41)%  10.23%
                                                        ------      ------  ------  ------  ------   ------
                                                        ------      ------  ------  ------  ------   ------



                            RATIOS/SUPPLEMENTAL DATA



                                                      SIX MONTH
                                                    PERIOD ENDED               YEAR ENDED AUGUST 31
                                                    -------------   -------------------------------------------
                                                    FEB. 28, 1998    1997     1996     1995     1994     1993
                                                    -------------   -------  -------  -------  -------  -------
Net Assets, End of Period (000's omitted).........     $23,915      $23,683  $21,127  $20,466  $19,790  $19,783
                                                                                 1.0      0.7      1.1
Ratio of Expenses to Average Net Assets(3)........       0.97%(2)     1.00%       0%       0%       2%    1.07%
Ratio of Net Income to Average Net Assets.........       6.16%(2)     6.46%    6.17%    6.90%    5.11%    5.07%
Portfolio Turnover Rate...........................       0.92%        9.06%   30.17%    2.20%   45.48%   18.14%


------------------------


(1) Returns are not annualized.



(2) Ratios are annualized.

(3) Expenses for the calculation are net of a reimbursement from Securities Management and Research, Inc. Without this reimbursement, the ratio of expenses to average net assets would have been 1.07%, 1.20% and 1.06% for the years ended August 31, 1997, 1996 and 1995, respectively.



                      FINANCIAL HIGHLIGHTS--TAX FREE FUND



    The following financial highlights table is intended to help an investor understand the Tax Free Fund's financial performance since inception. Certain information reflects financial results for a single Tax Free Fund share outstanding throughout each period shown. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Tax Free Fund (assuming reinvestment of all dividends and distributions) prior to addition of multiple classes of shares, but do not reflect any sales loads that would be imposed on the purchase or sale of any shares. This information is derived from the financial statements of the Tax Free Fund, which for the years ended through August 31, 1997 have been audited by KPMG Peat Marwick LLP, independent auditors, whose report, along with the Tax Free Fund's financial statements, are incorporated by reference into the Statement of Additional Information, which is available upon request, and from unaudited financial statements of the Tax Free Fund for the six month period ended February 28, 1998.



                                                                                             SEPT. 9, 1993
                                                      SIX MONTH                                  (DATE
                                                    PERIOD ENDED     YEAR ENDED AUGUST 31     OPERATIONS
                                                    -------------   ----------------------  COMMENCED) THRU
                                                    FEB. 28, 1998    1997    1996    1995    AUG. 31, 1994
                                                    -------------   ------  ------  ------  ---------------
                                                     (UNAUDITED)
Net Asset Value, Beginning of Period..............      $10.27      $ 9.93  $ 9.95  $ 9.62      $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...........................        0.26        0.51    0.53    0.51        0.24
  Net Realized and Unrealized Gain (Loss) on
    Securities....................................        0.26        0.33   (0.02)   0.33       (0.38)
                                                        ------      ------  ------  ------      ------
TOTAL FROM INVESTMENT OPERATIONS..................        0.52        0.84    0.51    0.84       (0.14)
                                                        ------      ------  ------  ------      ------
LESS DISTRIBUTIONS
  Dividends from Net Investment Income............       (0.26)      (0.50)  (0.53)  (0.51)      (0.24)
                                                        ------      ------  ------  ------      ------
TOTAL DISTRIBUTIONS...............................       (0.26)      (0.50)  (0.53)  (0.51)      (0.24)
                                                        ------      ------  ------  ------      ------
Net Asset Value, End of Period....................      $10.53      $10.27  $ 9.93  $ 9.95      $ 9.62
                                                        ------      ------  ------  ------      ------
                                                        ------      ------  ------  ------      ------
TOTAL RETURN......................................        4.62%(1)    8.61%   5.18%   9.15%      (1.49)%(1)
                                                        ------      ------  ------  ------      ------
                                                        ------      ------  ------  ------      ------



RATIOS/SUPPLEMENTAL DATA



                                                                                                SEPT. 9, 1993
                                                      SIX MONTH                                     (DATE
                                                    PERIOD ENDED      YEAR ENDED AUGUST 31       OPERATIONS
                                                    -------------   -------------------------  COMMENCED) THRU
                                                    FEB. 28, 1998    1997     1996     1995     AUG. 31, 1994
                                                    -------------   -------  -------  -------  ---------------
Net Assets, End of Period (000's omitted).........     $18,555      $10,700   $9,148   $8,399       $7,295
Ratio of Expenses to Average Net Assets(3)........       0.73%(2)     0.54%    --       --           1.11%(2)
Ratio of Net Income to Average Net Assets.........       4.75%(2)     4.97%    5.27%    5.43%        2.50%(2)
Portfolio Turnover Rate...........................       0.00%       22.15%   18.44%   12.63%       16.49%


------------------------


(1) Returns are not annualized.



(2) Ratios are annualized.



(3) Expenses for the calculation are net of a reimbursement from Securities Management and Research, Inc. Without this reimbursement, the ratio of expenses to average net assets would have been 1.23% (annualized), 1.27%, 1.18%, and 1.25% for the six month period ended February 28, 1998 and the years ended August 31, 1997, 1996, and 1995, respectively.

                       FINANCIAL HIGHLIGHTS--PRIMARY FUND



    The following financial highlights table is intended to help an investor understand the Primary Fund's financial performance for the past five years. Certain information reflects financial results for a single Primary Fund share outstanding throughout each period shown. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Primary Fund (assuming reinvestment of all dividends and distributions). This information is derived from the financial statements of the Primary Fund, which for the years ended through August 31, 1997 have been audited by KPMG Peat Marwick LLP, independent auditors, whose report, along with the Primary Fund's financial statements, are incorporated by reference into the Statement of Additional Information, which is available upon request, and from unaudited financial statements of the Primary Fund for the six month period ended February 28, 1998.



                                                      SIX MONTH
                                                    PERIOD ENDED             YEAR ENDED AUGUST 31
                                                    -------------   --------------------------------------
                                                    FEB. 28, 1998    1997    1996    1995    1994    1993
                                                    -------------   ------  ------  ------  ------  ------
                                                     (UNAUDITED)
Net Asset Value, Beginning of Period..............      $ 1.00      $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...........................        0.03        0.05    0.05    0.05    0.03    0.02
                                                        ------      ------  ------  ------  ------  ------
TOTAL FROM INVESTMENT OPERATIONS..................        0.03        0.05    0.05    0.05    0.03    0.02
                                                        ------      ------  ------  ------  ------  ------
LESS DISTRIBUTIONS
  Dividends from Net Investment Income............       (0.03)      (0.05)  (0.05)  (0.05)  (0.03)  (0.02)
                                                        ------      ------  ------  ------  ------  ------
TOTAL DISTRIBUTIONS...............................       (0.03)      (0.05)  (0.05)  (0.05)  (0.03)  (0.02)
                                                        ------      ------  ------  ------  ------  ------
Net Asset Value, End of Period....................      $ 1.00      $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
                                                        ------      ------  ------  ------  ------  ------
                                                        ------      ------  ------  ------  ------  ------
TOTAL RETURN......................................        2.55(1)     4.98%   5.07%   5.01%   2.91%   2.59%
                                                        ------      ------  ------  ------  ------  ------
                                                        ------      ------  ------  ------  ------  ------



RATIOS/SUPPLEMENTAL DATA



                                                      SIX MONTH
                                                    PERIOD ENDED               YEAR ENDED AUGUST 31
                                                    -------------   -------------------------------------------
                                                    FEB. 28, 1998    1997     1996     1995     1994     1993
                                                    -------------   -------  -------  -------  -------  -------
Net Assets, End of Period (000's omitted).........     $32,578      $33,045  $37,465  $20,984  $15,208  $15,539
Ratio of Expenses to Average Net Assets(3)........       0.80%(2)     0.80%    0.81%    0.84%    0.79%    0.85%
Ratio of Net Income to Average Net Assets.........       5.05%(2)     4.86%    4.93%    4.91%    2.88%    2.47%
Portfolio Turnover Rate(4)........................       0.00%        0.00%    0.00%    0.00%    0.00%    0.00%


------------------------


(1) Returns are not annualized.



(2) Ratios are annualized.



(3) Expenses for the calculation are net of a reimbursement from Securities Management and Research, Inc. Without this reimbursement the ratio of expenses to average net assets would have been 0.99% (annualized), 1.01%, 1.15%, 1.21%, 1.20%, and 1.23% for the six month period ended February 28, 1998 and the years ended August 31, 1997, 1996, 1995, 1994, and 1993, respectively.



(4) The Primary Fund experienced no portfolio turnover because the majority of securities held during such periods had maturities of one year or less at the time of acquisition.

                       INVESTMENT OBJECTIVES AND POLICIES


    Each Fund pursues its own investment objective through the investment policies and techniques described below. These policies and techniques are not fundamental and may be changed by the Board of Directors of the Company without the approval of the shareholders. In addition, the Company has adopted certain restrictions as fundamental policies for each Fund, which may not be changed without shareholder approval. (See the Company's Statement of Additional Information for a description of the investment restrictions adopted as fundamental policies). Since each Fund has a different investment objective, each should have different investment results and incur different market and financial risks.



    Because of the market risks inherent in any investment, the Funds may not achieve their investment objectives. In addition, effective management of each Fund is subject to general economic conditions and to the ability and investment techniques of management. The net asset value of each Fund's shares will vary and the redemption value of shares may be either higher or lower than the shareholder's cost.



GOVERNMENT BOND FUND (FORMERLY, AMERICAN NATIONAL GOVERNMENT INCOME FUND SERIES)



    The investment objective of the Government Bond Fund is to provide as high a level of current income, liquidity, and safety of principal as is consistent with prudent investment risks through investment in a portfolio consisting primarily of securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The Government Bond Fund seeks to achieve its objective through investment of 65% or more of its total assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations") which include, but are not limited to, U.S. Treasury Bonds, Notes and Bills and securities issued by instrumentalities of the U.S. Government.



    U.S. GOVERNMENT OBLIGATIONS--There are two broad categories of U.S. Government Obligations: (1) direct obligations of the U.S. Treasury and (2) obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the United States (such as Government National Mortgage Association Certificates); others, by the agency or instrumentality with limited rights of the issuer to borrow from the U.S. Treasury (such as Federal National Mortgage Association Bonds); and others, only by the credit of the issuer. No assurance can be given that the U.S. Government would lend money to or otherwise provide financial support to U.S. Government sponsored instrumentalities; it is not obligated by law to do so.



    MORTGAGE-BACKED SECURITIES--It is anticipated that a substantial portion of the Government Bond Fund's portfolio will consist of mortgage-backed securities ("Mortgage-Backed Securities") issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities represent part ownership of pools of mortgage loans secured by real property, such as certificates issued by the Government National Mortgage Association ("GNMA" or "Ginnie Mae"), the Federal National Mortgage Association ("FNMA" or "Fannie Mae"), and the Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac"). Mortgage-Backed Securities also include mortgage pass-through certificates representing participation interests in pools of mortgage loans originated by the U.S. Government and guaranteed by U.S. Government agencies such as GNMA, FNMA , or FHLMC. Such certificates, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified dates. With pass-through certificates, both principal and interest payments, including prepayments, are passed through to the holder of the certificate and provide for monthly payments of interest and principal. GNMA, a federal agency, issues pass-through certificates that are guaranteed as to timely payment of principal and interest. FNMA, a federally chartered and privately owned corporation, issues mortgage pass-through securities and guarantees them as to timely payment of principal and interest. FHLMC, a corporate instrumentality of the United States, issues participation certificates that represent an interest in mortgages from FHLMC's portfolio. FHLMC guarantees the timely payment of interest and the ultimate collection of principal. FNMA and FHLMC are not backed by the full faith and credit of the United States, although FNMA and FHLMC are authorized to borrow from the U.S. Treasury to meet their obligations. Those mentioned are but a few of the Mortgage-Backed Securities currently available. The Government Bond Fund will not purchase interest-only or principal-only mortgage-backed securities.



    The yield characteristics of Mortgage-Backed Securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. The average mortgage in a pool may be expected to be repaid within about twelve (12) years. If mortgage interest rates decrease, the value of the Fund's securities will generally increase; however, it is anticipated that the average life of the mortgages in the pool will decrease as borrowers refinance and prepay mortgages to take advantage of lower interest rates. The proceeds to the Fund from such prepayments will have to be invested at the then prevailing lower interest rates. On the other hand, if interest rates increase, the value of the Fund's securities generally will decrease while it is anticipated that borrowers will not refinance and, therefore, the average life of the mortgages in the pool will be longer. In addition, if the Government Bond Fund purchases such a security at a premium, a prepayment rate faster than expected will reduce yield to maturity, while a prepayment rate slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if the Government Bond Fund purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected prepayments will reduce yield to maturity.



    COLLATERALIZED MORTGAGE OBLIGATIONS--The Government Bond Fund may invest a portion of its assets in collateralized mortgage obligations or "CMOs," which are debt obligations collateralized by a portfolio or pool of mortgages, mortgage-backed securities, or U.S. Government securities. Collateralized obligations in which the Government Bond Fund may invest are issued or guaranteed by a U.S. Government agency or instrumentality, such as the FHLMC. A variety of types of collateralized obligations are currently available and others may become available in the future. One should keep in mind that during periods of rapid interest rate fluctuation, the price of a security, such as a CMO, could either increase or decrease based on inherent interest rate risk. Additionally, the risk of maturities shortening or lengthening in conjunction with interest rate movement, could magnify the overall effect of the price fluctuation.


    A CMO is often issued in multiple classes with varying maturities and interest rates. As a result the investor may obtain greater predictability of maturity than with direct investments in mortgage-backed securities. Thus, classes with shorter maturities may have lower volatility and lower yield while those with longer maturities may have higher volatility and higher yields. This provides the investor with greater control over the characteristics of the investment in a changing interest rate environment. A more complete description of CMOs is contained in the Statement of Additional Information.


    The Government Bond Fund may also invest in parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.



    ZERO COUPON BONDS--The Government Bond Fund may invest in zero coupon bonds, which are debt obligations issued or purchased at a significant discount from face value. The Government Bond Fund will only purchase zero coupon bonds which are U.S. Government Obligations. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon bonds do not entitle the holder to any periodic payments of interest prior to maturity. Its value as an investment consists of the difference between its face value at the time of maturity and the price for which it was acquired which is generally an amount significantly less than face value (sometimes referred to as a "deep discount" price). Zero coupon bonds require a higher rate of return to attract investors who are willing to defer receipt of cash. Accordingly, although not providing current income, SM&R believes that zero coupon bonds can be effectively used to lock in a higher rate of return in a declining interest environment. Such investments may experience greater volatility in market value than debt obligations which make regular payments of interest. The Fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations.



    OTHER INVESTMENTS--The Government Bond Fund may also invest in commercial paper, certificates of deposit and repurchase agreements of the same type and rating as the Primary Fund and Money Market Fund may invest, and may invest in corporate debt securities of the same type as the Primary Fund, which, at the date of investment, are rated "A" or higher by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"). (See "Primary Fund" and "Money Market Fund.") In addition, the Government Bond Fund may purchase debt obligations of foreign corporations or financial institutions, such as Yankee bonds (dollar-denominated bonds sold in the United States by non-U.S. issuers) and Euro bonds (bonds not issued in the country (and possibly not the currency of the country) of the issuer). (See "Foreign Debt Securities" in the Company's Statement of Additional Information for a description of the risks associated with investment in foreign securities.)



TAX FREE FUND (FORMERLY, AMERICAN NATIONAL TAX FREE FUND SERIES)



    The investment objective of the Tax Free Fund is to provide as high a level of interest income largely exempt from federal income taxes as is consistent with preservation of capital through investment of at least 80% of its net assets in tax-exempt securities during normal market conditions. The Tax Free Fund, as a matter of fundamental policy, will seek to achieve its objective by investing at least 80% of the value of its net assets in municipal securities the interest on which is exempt from federal income taxes.



    The Tax Free Fund has no restrictions on the maturity of municipal securities in which it may invest. Accordingly, it will seek to invest in municipal securities of such maturities which, in the judgement of SM&R, the adviser, will provide a high level of current income consistent with prudent investment, with consideration given to market conditions.



    The Tax Free Fund will invest, without percentage limitations, in municipal securities having at the time of purchase one of the four highest municipal ratings by Moody's, S&P, or Fitch Investors Service or in securities which are not rated, provided that, in the opinion of SM&R, such securities are comparable in quality to those within the four highest ratings. The rating agencies consider that bonds rated in the fourth highest category may have some speculative characteristics and that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on those bonds than is the case with higher grade bonds. SM&R will only purchase bonds rated in such fourth category if it believes that the purchase of such bonds is consistent with the Tax Free Fund's investment objective. In the event the rating of an issue held by the Tax Free Fund is changed by the rating service, such change will be considered by the Tax Free Fund in its evaluation of the overall investment merits of that security but such change will not necessarily result in an automatic sale of the security. Any security held which is subsequently downgraded below BBB by S&P or Baa by Moody's will be sold as soon as it is advantageous to do so after the downgrade. A description of the ratings may be found in the Appendix to this Prospectus.



    Purchasing unrated municipal securities, which may be less liquid than comparably rated municipal securities, involves somewhat greater risk and consequently the Tax Free Fund may not invest more than 20% of its net assets in unrated municipal securities. To attempt to minimize the risk of such investments, SM&R will, prior to acquiring unrated securities, consider the terms of the offering and various other factors to determine the issuer's comparative credit rating and whether the securities are consistent with the Tax Free Fund's investment objective and policies.

    During normal market conditions, the Tax Free Fund will have at least 80% of its net assets invested in municipal securities the income of which is fully exempt from federal income taxation. Furthermore, under normal market conditions up to 20% of the Tax Free Fund's net assets, and as a temporary defensive measure during abnormal market conditions, up to 50% of its net assets may be invested in the following types of taxable fixed income obligations: (1) obligations issued or guaranteed by the U.S. government, its agencies, instrumentalities or authorities (See "Government Bond Fund" above for an explanation of U.S. government obligations); (2) corporate debt securities which at the date of the investment are rated A or higher by Moody's or by S&P; (3) commercial paper which at the date of the investment is rated in one of the two top categories by Moody's or by S&P or if not rated, is issued by a company which at the date of the investment has an outstanding debt issue rated A or higher by Moody's or A or higher by S&P; (4) certificates of deposit issued by U.S. banks which at the date of the investment have capital surplus and undivided profits of $1 billion as of the date of their most recently published financial statements; and (5) repurchase agreements secured by U.S. government securities, provided that no more than 15% of the Fund's net assets will be invested in illiquid securities including repurchase agreements with maturities in excess of seven days. To the extent income dividends include income from taxable sources, a portion of a shareholder's dividend income may be taxable. (See "DIVIDENDS AND DISTRIBUTIONS").



    MUNICIPAL SECURITIES--The term "municipal securities," as used in this Prospectus means obligations issued by or on behalf of states, territories, and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies, and instrumentalities, the interest on which is exempt from federal income tax. An opinion as to the tax-exempt status of a municipal security generally is rendered to the issuer by the issuer's counsel at the time of issuance of the security.


    Municipal securities are used to raise money for various public purposes such as constructing public facilities and making loans to public institutions. Certain types of municipal bonds are issued to obtain funding for privately operated facilities. Further information on the maturity and funding classifications of municipal securities is included in the Statement of Additional Information.


    Yields on municipal securities vary, depending on a variety of factors, including the general condition of the financial markets and of the municipal securities market, the size of a particular offering, the maturity of the obligation and the credit rating of the issuer. Like other interest-bearing securities, the value of municipal securities changes as interest rates fluctuate. For example, if interest rates increase from the time a security is purchased, the security's value and sales price generally will be less than its purchase cost. Conversely, if interest rates decline from the time a security is purchased, the security's value and sales price may be greater than its purchase cost. Generally, municipal securities of longer maturities produce higher current yields than municipal securities with shorter maturities but are subject to greater price fluctuation due to changes in interest rates, tax laws and other general market factors. Lower-rated municipal securities generally produce a higher yield with shorter maturities than higher-rated municipal securities due to the perception of a greater degree of risk as to the ability of the issuer to pay principal and interest.



    The Tax Free Fund may purchase municipal bonds for which the payments of principal and interest are secured by an escrow account of securities backed by the full faith and credit of the U.S. government ("defeased") and municipal securities whose principal and interest payments are insured by a commercial insurance company as long as the underlying credit is investment grade (BBB or better by S&P and Fitch and Baa or better by Moody's) ("insured"). The Tax Free Fund may also purchase unrated securities of issuers which SM&R believes would have been rated BBB or Baa had the issuer requested a rating from S&P, Fitch or Moody's. Such implied investment grade rating will be determined by SM&R upon its performance of a credit analysis of the issue and the issuer. Such credit analysis may consist of a review of such items as the issuer's debt characteristics, financial information, structure of the issue, liquidity of the issue, quality of the issuer, current economic climate, financial adviser, and underwriter. Insured and defeased bonds are further described in the Statement of Additional Information. In general, these types of municipal securities will not be treated as an obligation of the original municipality for purposes of determining industry concentration.


    OTHER INVESTMENTS--The Tax Free Fund may purchase "floating rate" and "variable rate" obligations. These obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices on pre-designated dates. See the Statement of Additional Information for details of these types of investments.



    The Fund may purchase and sell municipal securities on a "when-issued" and "delayed-delivery" basis (See "ADDITIONAL INVESTMENT POLICIES AND
TECHNIQUES--When Issued and Delayed Delivery Purchases" below). Zero coupon bonds may also be purchased as part of the Tax Free Fund portfolio and are explained above under the Government Bond Fund.



PRIMARY FUND (FORMERLY, AMERICAN NATIONAL PRIMARY FUND SERIES)



    The investment objective of the Primary Fund is to seek maximum current income consistent with capital preservation and liquidity through investment primarily in commercial paper. Commercial paper is short-term unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. The Primary Fund will invest only in commercial paper which, at the date of such investment, is rated in one of the two top categories by one or more of the nationally recognized statistical rating organizations ("NRSROs") (See the "Appendix" hereto for information about such ratings and such rating organizations).



    OTHER INVESTMENTS--The Primary Fund may invest in (i) U.S. Government Obligations (See the "Government Bond Fund" above for an explanation of U.S. Government Obligations); (ii) other corporate obligations, such as bonds, debentures or notes maturing in five (5) years or less at the time of purchase which at the date of the investment are rated "A" or higher by an NRSRO; and
(iii) negotiable certificates of deposit of banks (including U.S. dollar denominated obligations of foreign branches of U.S. banks and U.S. branches of foreign banks and savings and loan associations and banker's acceptances of U.S. banks which banks and savings and loan associations have total assets at the date of investment (as of the date of their most recent published financial statements) of at least $1 billion (See "INVESTMENT OBJECTIVES AND POLICIES," "Certificates of Deposit" in the Statement of Additional Information for a description of the securities) and (iv) repurchase agreements with respect to any type of instrument in which the Primary Fund is authorized to invest even though the underlying instrument may mature in more than two (2) years. (See "Additional Investment Policies and Techniques--Repurchase Agreements.")



    Obligations of foreign branches of U.S. banks are subject to somewhat different risks than those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions which may adversely affect payment of principal and interest on the obligations, foreign withholding and other taxes on interest income, and difficulties in obtaining and enforcing a judgement against a foreign branch of a domestic bank. In addition, different risks may result from the fact that foreign branches of U.S. banks and U.S. branches of foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks. For instance, such branches may not be subject to the types of requirements imposed on domestic banks with respect to mandatory reserves, loan limitations, examinations, accounting, auditing, record keeping, and the public availability of information. Such obligations are not traded on any national securities exchange. While the Primary Fund does not presently invest in obligations of foreign branches of U.S. banks, it may do so in the future. Investments in such obligations will not be made in excess of 5% of the Primary Fund's total assets and will be made only when SM&R believes the risks described above are minimal.

MONEY MARKET FUND



    The investment objective of the Money Market Fund is to seek to achieve the highest current income consistent with the preservation of capital and maintenance of liquidity. The Money Market Fund seeks to achieve its objective by investing in short-term money market instruments determined to be of high quality by SM&R pursuant to guidelines established by the Company's Board of Directors. The Money Market Fund may invest in the following types of high quality debt obligations:



    (1) U.S. GOVERNMENT OBLIGATIONS. U.S. Government Obligations consist of marketable securities issued or guaranteed as to both principal and interest by the United States Government or by its agencies and instrumentalities. (See "Government Bond Fund" above for an explanation of U.S. Government Obligations).



    (2) CERTIFICATES OF DEPOSIT. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. The Money Market Fund will invest only in certificates of deposit of U.S. banks that have total assets in excess of $1 billion at the time of investment.



    (3) BANKER'S ACCEPTANCES. Banker's acceptances are short-term instruments issued by banks, generally for the purpose of financing imports or exports. An acceptance is a time draft drawn on a bank by the importer or exporter to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" and is an irrevocable obligation of the issuing bank.



    (4) COMMERCIAL PAPER. As discussed above under "Primary Fund," commercial paper is short-term unsecured promissory notes issued by corporations to finance short-term credit needs.



    (5) BONDS AND NOTES. The Money Market Fund may invest in corporate bonds or notes with a remaining maturity of one year or less.



    (6) COLLATERALIZED MORTGAGE OBLIGATIONS--As discussed above under "Government Bond Fund," CMOs are debt obligations collateralized by a portfolio or pool of mortgages, mortgage-backed securities, or U.S. Government securities.



    The Money Market Fund does not currently intend to invest in unrated securities, securities subject to demand features, floating rate instruments, securities subject to guarantees, and variable rate instruments.



    The Money Market Fund limits its investments to those short-term securities that the Board determines present minimal credit risk and that are "Eligible Securities" when acquired by the Fund. As used in this Prospectus, "Eligible Securities" means securities that are:



    (a) rated in one of the two highest short-term rating categories, or



    (b) whose issuer has another class of debt obligations rated in one of the two highest short-term rating categories.



To rely on a rating assigned to other debt obligations, those obligations must be of comparable priority and security. All ratings must have been issued by the requisite NRSROs. Currently, five organizations are NRSROs: Moody's Investor Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Fitch Investors Service, Inc., Duff and Phelps, Inc., and Thomson BankWatch, Inc. A discussion of the ratings categories of S&P and Moody's is contained in the Appendix.



    The Money Market Fund generally limits its investments in securities, as follows:



    - It will not invest in securities issued by any one issuer, other than the U.S. Government, its agencies, or instrumentalities, in an amount that exceeds 5% of its total assets.



    - It will not invest more than 5% of its total assets in securities relying on ratings in the second highest rating category.

    - It will not invest more than 1% of its total assets in securities of any one issuer that rely on ratings in the second highest rating category.



(See "Investment Objectives and Policies" in the Statement of Additional Information for a more detailed explanation of the investment categories.) The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, and will not invest in any security with a remaining maturity of over 397 days (13 months).



    Investments in money market instruments are subject to the ability of the issuer to make payment at maturity. In addition, the Money Market Fund's performance will vary depending on changes in short-term interest rates. However, both the financial and market risks of investment in the Money Market Fund may be expected to be less than for any other Fund. By limiting its investments to Eligible Securities, the Money Market Fund may not achieve as high a level of current income as a fund investing in lower-rated securities.


                 ADDITIONAL INVESTMENT POLICIES AND TECHNIQUES


    The following investment policies and techniques are available to one or more of the Funds:



    LENDING OF SECURITIES. In order to increase the return on its investment, the Government Bond Fund may lend portfolio securities to broker-dealers and other financial institutions in amounts up to 10% of the value of that Fund's net assets. Loans of portfolio securities will always be collateralized by cash equal to at least 102% of the market value of the securities loaned including accrued interest and will be made to borrowers deemed by SM&R to be creditworthy. Lending portfolio securities involves risk of delay in the recovery of the loaned securities and in some cases the loss of rights in the collateral should the borrower fail financially (See the Statement of Additional Information).



    WHEN-ISSUED AND DELAYED DELIVERY PURCHASES. The Government Bond Fund and Tax Free Fund may purchase and sell portfolio securities on a "when-issued" and "delayed delivery" basis. The price of such securities is fixed at the time the commitment to purchase is made, but delivery and payment for such securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. These transactions are subject to market fluctuation; the value of the securities at delivery may be more or less than their purchase price; and yields generally available on comparable securities when delivery occurs may be higher than yields on the securities obtained pursuant to such transactions. While awaiting delivery of the securities purchased on a when-issued and delayed delivery basis, each of these Funds will hold in a segregated account cash, short-term money market instruments, high quality debt securities, or portfolio securities sufficient to cover any commitment or limit any potential risk. (See "When Issued and Delayed Delivery Transactions" in the Statement of Additional Information).



    REPURCHASE AGREEMENTS. Each Fund may occasionally enter into repurchase agreements. Under a repurchase agreement, the Fund will acquire and hold an obligation (government security, certificate of deposit, or banker's acceptance) for not more than seven days, subject to the agreement by the seller (a Federal Reserve System member bank or a registered securities dealer) to repurchase the obligation at an agreed upon repurchase price and date, thereby determining the yield during the Fund's holding period. During the holding period, the seller must provide additional collateral if the market value of the obligation falls below the repurchase price. See the Statement of Additional Information for a further explanation.



    ILLIQUID SECURITIES. Each Fund (except the Money Market Fund) may invest up to 15%, and the Money Market Fund may invest up to 10%, of its net assets in illiquid securities, including foreign securities not listed on foreign or domestic exchanges and repurchase agreements maturing in excess of seven days.

    If otherwise consistent with its investment objective and policies, a Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which were issued under Section 4(2) of the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Board, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers may cease purchasing such restricted securities, the level of illiquidity of a Fund holding such securities may increase.



    RISK FACTORS. The risk inherent in investing in any Fund of the Company is a risk common to any security. That is, the value of a Fund's shares will fluctuate in response to changes in economic conditions, interest rates and the market's perception of the underlying portfolio securities held by that Fund. Market prices of the securities in which a Fund invests will fluctuate and will tend to vary inversely with changes in prevailing interest rates. If interest rates increase from the time a security is purchased, such security might be valued and/or sold at a price less than its purchase cost. Conversely, if interest rates decline from the time a security is purchased, such security might be valued and/or sold at a price greater than its purchase cost. Substantial redemptions could require a Fund to sell portfolio securities at a time when a sale might not be favorable.



    Investments in U.S. Government Obligations are not all backed by the "full faith and credit" of the United States Government. Some are backed only by the rights of the issuer to borrow from the U.S. Treasury and others are supported only by the credit of the issuing instrumentality. No assurance can be given that the U.S. Government would lend money to or otherwise provide financial support to U.S. Government sponsored instrumentalities.



    The Primary Fund, consistent with its investment objective, will attempt to maximize yield by trying to take advantage of changing conditions and trends. It may also attempt to take advantage of what are believed to be disparities in yield relationships between different instruments. This procedure may increase or decrease the portfolio yield depending upon the Primary Fund's ability to correctly time and execute such transactions. Although the Primary Fund's assets will be invested in securities with short maturities, the Primary Fund will manage its portfolio as described above. (See "PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION" in the Statement of Additional Information.)



    The Tax Free Fund's ability to achieve its objective depends partially on the prompt payment by issuers of the interest on and principal of the municipal securities held. A moratorium, default, or other non-payment of interest or principal when due could, in addition to affecting the market value and liquidity of the particular security, affect the market value and liquidity of other municipal securities. Additionally, the market for municipal securities is often thin and can be temporarily affected by large purchases and sales. As a result, the Tax Free Fund will attempt to minimize risk by diversifying its investments by investing no more than 5% of its net assets in the securities of any one issuer (this limitation does not apply to investments issued or guaranteed by the U.S. Government or its instrumentalities) and by investing no more than 25% of its net assets in municipal securities issued in any one state or territory. Each political subdivision, agency, instrumentality, and each multi-state agency of which a state is a member will be regarded as a separate issuer for the purpose of determining diversification.



                            THE FUNDS AND MANAGEMENT



    A Board consisting of nine directors has overall responsibility for overseeing the affairs of the Company in a manner reasonably believed to be in the best interest of shareholders. The Board has delegated to SM&R, the Fund's investment adviser, the management of the Company's day-to-day business and affairs. In addition, SM&R invests the Company's assets, provides administrative services, and serves as transfer agent, custodian, dividend paying agent, and underwriter.

    SM&R is a wholly-owned subsidiary of American National Insurance Company
("American National"). As of September   , 1998, the Moody Foundation, a private
foundation, owned approximately [ ]% of American National's common stock and the Libbie Shearn Moody Trust, a private trust, owned approximately [ ]% of such shares. SM&R was incorporated in 1964 and has managed investment companies since 1966. SM&R also is investment adviser to three other registered investment companies: American National Growth Fund, Inc., American National Income Fund, Inc., and American National Triflex Fund, Inc. (the "SM&R Equity Funds," and collectively with SM&R Investments, Inc., the "SM&R Family of Funds"). SM&R also serves as investment adviser to the American National Investment Accounts, Inc., an investment company used to fund benefits under contracts issued by American National and for The Moody National Bank of Galveston (the "Bank"), a national bank. SM&R does and may, from time to time, serve as investment adviser to other clients including employee benefit plans, other investment companies, banks, foundations and endowment funds.



    The following persons are officers of both SM&R and the Company: Michael W. McCroskey, Vera M. Young, Emerson V. Unger, Teresa E. Axelson and Brenda T. Koelemay.


PORTFOLIO MANAGEMENT


    While the following individuals are primarily responsible for the day-to-day portfolio management of their respective Funds, all accounts are reviewed on a regular basis by SM&R's Investment Committee to ensure that they are being invested in accordance with investment polices.



    VERA M. YOUNG, VICE PRESIDENT OF SECURITIES MANAGEMENT AND RESEARCH, INC., VICE PRESIDENT, PORTFOLIO MANAGER OF THE PRIMARY FUND AND THE MONEY MARKET FUND. Ms. Young has served as Portfolio Manager of the Primary Fund and the Money Market Fund since each such Fund's inception (1993 and 1998, respectively). She also serves as Portfolio Manager of the Money Market Portfolio of American National Investment Accounts, Inc., a series mutual fund used exclusively for variable contracts issued by American National. Ms. Young also serves as Assistant Vice President, Securities for American National. Ms. Young has been managing fixed income investments for American National since 1987 and has served as portfolio manager for various funds for over ten years.



    TERRY E. FRANK, VICE PRESIDENT, PORTFOLIO MANAGER OF THE GOVERNMENT BOND FUND AND TAX FREE FUND. Ms. Frank has served as Portfolio Manager of the Government Bond Fund since 1993 and the Tax Free Fund since its inception. She joined SM&R's investment staff in 1991 and prior to that time she held positions with American Capital Asset Management and Gibraltar Savings Association as a securities analyst and Equitable Investment Services as a research analyst.


ADVISORY AGREEMENT


    Under the Advisory Agreements with the Company, SM&R is paid an investment advisory fee, which is calculated separately for each Fund, as compensation for its services. The Agreements provide that SM&R will receive advisory fees as set forth below.



    GOVERNMENT BOND FUND AND TAX FREE FUND--A monthly investment advisory fee is computed by applying to the average daily net asset value of the Government Bond Fund and the Tax Free Fund each month one-twelfth (1/12th) of the annual rate as follows:



                           ON THE PORTION OF EACH FUND'S                              INVESTMENT ADVISORY
                              AVERAGE DAILY NET ASSETS                                  FEE ANNUAL RATE
------------------------------------------------------------------------------------  -------------------
Not exceeding $100,000,000..........................................................            0.50%
Exceeding $100,000,000 but not exceeding $300,000,000...............................            0.45%
Exceeding $300,000,000..............................................................            0.40%

    MONEY MARKET FUND AND PRIMARY FUND--An investment advisory fee is computed and paid monthly at the annual rate of 0.50% of the Money Market Fund's and Primary Fund's average daily net asset value.



    After applicable fee waivers, SM&R received total advisory fees from the Government Bond Fund, Tax Free Fund, and Primary Fund for the fiscal year ended August 31, 1998 which represented [ ]%, [ ]%, and [ ]%, respectively, of each such Fund's average daily net assets. The Money Market Fund was not in operation during the fiscal year ended August 31, 1998.


ADMINISTRATIVE SERVICE AGREEMENT


    Under its Administrative Service Agreement with the Company, SM&R also receives a management and administrative service fee from each Fund which is computed by applying to the aggregate average daily net asset value of each Fund each month one-twelfth (1/12th) of the annual rate as follows:



                                                                                       ADMINISTRATIVE
                           ON THE PORTION OF THE FUND'S                              SERVICE FEE ANNUAL
                             AVERAGE DAILY NET ASSETS                                       RATE
----------------------------------------------------------------------------------  ---------------------
Not exceeding $100,000,000........................................................             0.25%
Exceeding $100,000,000 but not exceeding $200,000,000.............................             0.20%
Exceeding $200,000,000 but not exceeding $300,000,000.............................             0.15%
Exceeding $300,000,000............................................................             0.10%



    SM&R has agreed to pay (or to reimburse each Fund for) each Fund's regular operating expenses (including the advisory fee and administrative service fee, if any, paid to SM&R, but exclusive of "12b-1 fees," Class-specific expenses, interest, taxes, commissions, and other expenses incidental to portfolio transactions) in excess of 1.25% (0.35% for the Money Market Fund) per year of such Fund's average daily net assets. SM&R received administrative service fees of [ ]% for the Government Bond Fund; [ ]% for the Primary Fund; and [ ]% for the Tax Free Fund for the fiscal year ended August 31, 1998 of each Fund's average daily net assets. The Money Market Fund was not in operation during the fiscal year ended August 31, 1998.


FEE WAIVERS


    In order to improve the yield and total return of any Fund of the Company, SM&R may from time to time voluntarily waive or reduce all or any portion of its advisory fee, administrative fee, and/or assume certain or all expenses of any Fund of the Company while retaining its ability to be reimbursed for such fees prior to the end of the fiscal year. Fee waivers and/or reductions, other than those stated in the Administrative Service Agreement, may be rescinded by SM&R at any time without notice to investors. SM&R has agreed to continue to waive the advisory fee for the Tax Free Fund and reimburse regular operating expenses incurred by the Government Bond and Primary Funds to the extent that total expenses (exclusive of the "12b-1 fees" and Class-specific expenses) exceed average daily net assets as follows: Primary Fund--.80% and Government Bond Fund--1.00%.



DISTRIBUTION AND SHAREHOLDER SERVICING PLAN



    The Company adopted a Distribution and Shareholder Servicing Plan (the "12b-1 Plan") pursuant to Rule 12b-1 under the 1940 Act for certain classes of the Government Bond Fund and the Tax Free Fund (the "Multi-Class Funds"). No distribution and/or service ("12b-1") fee is imposed on Class T shares of the Multi-Class Funds. A 12b-1 Plan has not been adopted for the Primary Fund or Money Market Fund (the "Single-Class Funds").


                             HOW TO PURCHASE SHARES


    You may purchase shares offered through this Prospectus from registered representatives of SM&R, from authorized broker-dealers, or directly from SM&R. Such purchases will be at the offering price (the "Offering Price") for such shares determined as and when provided below (See "DETERMINATION OF OFFERING PRICE"). SM&R will send a monthly confirmation for any month in which the account is active. You should carefully review the monthly confirmation and promptly report any discrepancies to SM&R. Initial and subsequent purchases may be made directly through SM&R at the following address:


       Securities Management and Research, Inc.
       One Moody Plaza, 14th Floor
       Galveston, Texas 77550


    There are restrictions on the purchases of Class T shares. For more information about these restrictions, see "WHO CAN PURCHASE CLASS T SHARES?"



    Certificates are not normally issued for shares of each Fund in an effort to minimize the risk of loss or theft. However, SM&R confirms investors' purchases and credits such purchases to their accounts on the books maintained by SM&R. Investors have the same rights of share ownership as they would if certificates had been issued.



    OPENING AN ACCOUNT: To purchase shares, you must submit an account application (the "Account Application") which includes a purchaser suitability form (the "Suitability Form"). If you would like to take advantage of the electronic services available, you must complete the Electronic Transfer Options section of the Account Application. Special forms are required when establishing an IRA/SEP or 403(b) plan. Please call Investor Services at (800) 231-4639 and request the special forms when establishing retirement plans. Keep in mind when opening an account that transactions by telephone between different accounts will only be permitted if the accounts are registered in the identical name.



    MINIMUM PURCHASE REQUIREMENT: For Class T shares of the Government Bond Fund and the Tax Free Fund, your initial investment must be at least $100 and all subsequent investments must be at least $20. For the Primary Fund and the Money Market Fund, your initial investment must be at least $1000 and all subsequent investments must be at least $100. The Company reserves the right to reject any purchase.



    PURCHASES BY MAIL: You should make the check(s) payable to SM&R and send the check(s) to the address indicated above. Please note that third party checks will not be accepted to open a new account, except for IRA Rollover checks that are properly endorsed. Investors making subsequent investments by mail must indicate their name, account number, and the name of the Fund, and the Class if applicable, being purchased. You may use the remittance slip attached to the confirmation statement.



    PURCHASES BY WIRE: To ensure proper crediting of a wire investment, you must have an executed Account Application and Suitability Form on file with the transfer agent. You may then wire your investment by providing the following instructions to your bank:



       The Moody National Bank of Galveston ABA #133100091
       Securities Management and Research, Inc. #035 868 9
       Name of Class, if applicable, and Fund (E.G., Class T of the Government Bond Fund)
       Fund Account Number (number appears on confirmation statement)
       Your Name (E.G., Mary Smith)



    If wires are received after 3:00 p.m. Central Time or during a Bank holiday or SM&R business holiday, purchases will be made at the price determined on the next business day. A wire fee in the amount of $8.00 will be charged the investor for wires under $5,000.



    PURCHASES BY EXCHANGE: You may call Investor Services if you have established telephone exchange privileges on your account. See " SPECIAL PURCHASE PLANS AND SERVICES--Exchange Privilege" for procedures and additional information relating to telephone exchanges. For limitations on exchanges see "Excessive Trading" also under "SPECIAL PURCHASE PLANS AND SERVICES."

                        WHO CAN PURCHASE CLASS T SHARES?



    In general, Class T shares may only be purchased by investors that became
shareholders of the Company prior to September   , 1998 and certain designated
persons. Specifically, Class T shares may be purchased by:



    (a) shareholders of the Company who own Class T shares of the Government
       Bond Fund or Tax Free Fund that were purchased prior to September   ,
       1998 ("Existing Shareholders");



    (b) present and retired directors, officers, and full-time employees of the Company;



    (c) present and retired directors, officers, registered representatives, and full-time employees of SM&R and their spouses;



    (d) present and retired officers, directors, insurance agents, and full-time employees and their spouses of American National and its subsidiaries and its "affiliated persons," as defined in the Investment Company Act of 1940, and of any corporation or partnership for which any of American National's present directors serve as a director or partner, and their spouses;



    (e) present and retired partners and full-time employees of legal counsel to SM&R and officers and directors of any professional corporations which are partners of such legal counsel and their spouses;



    (f) any child, step-child, grandchild, parent, grandparent, brother, or sister of any person named in (a), (b), (c), or (d) above and their spouses;



    (g) any trust, pension, profit-sharing, IRA, or other benefit plan for any of such persons mentioned in (a), (b), (c), (d) or (e) (although shares of the Tax Free Fund should not be purchased by these entities);



    (h) custodial accounts for minor children of such persons mentioned in (a),
       (b), (c), (d) or (e) pursuant to the Uniform Gifts to Minors or Uniform Transfers to Minors Acts (although shares of the Tax Free Fund should not be purchased by these entities);



    (i) persons who have received a distribution from a pension, profit-sharing, or other benefit plan, to the extent such distribution represents the proceeds of a redemption of shares of any fund in the SM&R Family of Funds (other than the Money Market and Primary Funds);



    (j) persons receiving rebated amounts through American National Property and Casualty's (ANPAC) "Cash Back Program" to the extent the proceeds represent the amount of the rebate,



    (k) policyholders of American National subsidiaries who have entered into an NAV agreement with SM&R; and



    (l) registered representatives and employees of securities dealers with whom SM&R has a selling agreement.



    Neither the Funds nor SM&R are responsible for determining whether or not a prospective investor qualifies under any of the above categories for purchase of Class T shares. Notifying SM&R of an intent to qualify under one of these categories is the sole responsibility of the prospective investor.



    An Existing Shareholder, as defined above, is permitted to purchase Class T shares of a Multi-Class Fund, but only if that Existing Shareholder currently owns Class T shares of that Fund. For example, an Existing Shareholder that owns only Class T shares of the Government Bond Fund would be permitted to purchase additional Class T shares of the Government Bond Fund, but would not be able to purchase Class T shares of the Tax Free Fund.



    New accounts in Class T shares, however, can be opened by those investors listed in (b)-(m) above (collectively, "Special Purchasers"). Special Purchasers, therefore, are permitted to purchase Class T shares of a Multi-Class Fund regardless of whether or not they currently own shares of that Fund. Special Purchasers are also eligible for waiver of the initial sales charge as described below in "MULTI-CLASS FUNDS--Waiver of Initial Sales Charge for Special Purchasers."

                         WHEN ARE PURCHASES EFFECTIVE?


    Purchases received in proper form by SM&R prior to the close of the New York Stock Exchange (currently 3:00 p.m. Central Time) (the "Exchange") on any SM&R business day, or received prior thereto on any SM&R business day by a securities dealer having a dealer contract with SM&R and reported to SM&R prior to SM&R's close of business (currently 4:30 p.m. Central Time) on the same day, will be effective and executed at the applicable Offering Price determined at the close of the Exchange on that day. It is the responsibility of any such dealer and not SM&R to establish procedures to assure that purchases received before the close of the Exchange on an SM&R business day will be reported to SM&R before SM&R's close of business on that same day. Purchases received after the close of the Exchange, on customary national business holidays, or on an SM&R holiday will be effective upon and made at the Offering Price determined as of the close of the Exchange on SM&R's next business day that such Exchange is open for trading.



    If payments for purchases are transmitted by bank wire to the Bank and reported to SM&R prior to the close of the Exchange on any SM&R business day, the investor will purchase at the Offering Price determined and become a shareholder as of the close of the Exchange on that same day. Purchases by wire payments reported by the Bank to SM&R after the close of the Exchange, on customary national business holidays, or on an SM&R holiday, will be effective on and made at the Offering Price determined on SM&R's next business day. Procedures for transmitting Federal Funds by wires are available at any national bank or any state bank which is a member of the Federal Reserve System.



    SM&R's business holidays are Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, the Friday following Thanksgiving Day, two (2) days at Christmas, and New Years Day. If Christmas Day is a weekday other than Monday, Christmas Day and Christmas Eve Day are business holidays. If Christmas Day is Monday, Christmas Day and the preceding Friday will be business holidays. If Christmas Day is a Saturday, the preceding Thursday and Friday will be business holidays. If Christmas Day is a Sunday, the preceding Friday and the following Monday will be business holidays. If New Years Day is a Saturday, the preceding Friday will be a business holiday, and if New Years Day is a Sunday, the following Monday will be a business holiday.


                        DETERMINATION OF OFFERING PRICE


    Each Fund's Offering Price is determined once each day and is comprised of that Fund's net asset value plus the sales charge, if any. The sales charge for shares of the Multi-Class Funds is computed at the rate set forth in the table below. Shares of the Single-Class Funds may be purchased without a sales charge. Accordingly, the Offering Price for shares of each Single Class Fund is that Fund's net asset value.



    Net asset value per share is determined by dividing the market value of the securities owned by the Fund or Class thereof, plus any cash or other assets (including dividends accrued but not collected), less all liabilities of such Fund or Class (including accrued expenses but excluding capital and surplus), by the number of shares of the Fund or Class outstanding. Net asset value is currently determined as of 3:00 p.m. Central Time on each business day. Although the legal rights of the Classes of the Multi-Class Funds are substantially identical, the different expenses borne by each Class will result in different net asset values and dividends for each Class.



    The Money Market Fund values all of its securities using the amortized cost method, which does not take into account unrealized capital gains or losses. The amortized cost method of valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. (For a further discussion of the amortized cost method, see the Statement of Additional Information.) The other Funds use the amortized cost method only for valuing debt securities having maturities of 60 days or less. Debt securities with maturities in excess of 60 days are valued on the basis of prices provided by a pricing service or brokers.



    For a more complete description of the procedures involved in valuing various fund assets, see "Offering Price" in the Company's Statement of Additional Information.

                               MULTI-CLASS FUNDS



    This Prospectus offers Class T shares of the Multi-Class Funds to investors
that became shareholders of the Company prior to September   , 1998 and certain
designated persons. Five other Classes of shares of the Multi-Class Funds are available through separate prospectuses: (1) Class A "front-end load" shares;
(2) Class B "back-end load" shares; (3) Class C "level load" shares; (4) Class Y "institutional" shares; and (5) Class J "network" shares offered through certain financial intermediaries that have distribution agreements with SM&R. Class A, Class B, Class C, Class T, and Class J shares are subject to different sales charges and other expenses and, accordingly, may have expense ratios and performance that differs from those of Class T shares. You are encouraged to consider all of the Company's class alternatives and choose the one that fits your individual circumstances at the lowest level of fees. FOR MORE INFORMATION ON THE OTHER CLASSES OF SHARES OR TO REQUEST A PROSPECTUS FOR ANOTHER CLASS, INVESTORS MAY CONTACT INVESTOR SERVICES AT (800) 231-4639.



    Each Class of shares of a Multi-Class Fund represents an interest in the same portfolio of investments and each Class has the same rights as the other Classes, except that each Class bears its own expenses. The net income attributable to each Class and the dividends payable on the shares of that Class will be reduced by the amount of the service and distribution fees of that Class.



    Class T shares are subject to an initial sales charge of up to 4.5% of the public offering price. Certain purchasers of Class T shares may qualify for a reduction or waiver of initial sales charges, as set forth in the chart below and under "Reduction and/or Waiver of Initial Sales Charges." If you invest $500,000 or more in Class T shares, there is no initial sales charge.



    The offering price of Class T shares is the next determined net asset value plus a sales charge, if applicable, (expressed as a percentage of the offering price) shown in the following table:



                                                            SALES CHARGE AS A      SALES CHARGE AS A     DISCOUNT TO SELECTED
                                                              PERCENTAGE OF        PERCENTAGE OF NET    DEALERS AS A PERCENTAGE
AMOUNT OF INVESTMENT                                         OFFERING PRICE         AMOUNT INVESTED       OF OFFERING PRICE*
--------------------------------------------------------  ---------------------  ---------------------  -----------------------
Less than $100,000......................................              4.5%                   4.7%                    4.0%
$100,000 but less than $250,000.........................              3.5%                   3.6%                    3.0%
$250,000 but less than $500,000.........................              2.5%                   2.6%                    2.0%
$500,000 and over.......................................          None                   None                    None


------------------------


* For Class T shares (as well as for shares of the Primary and Money Market Funds), SM&R may, in certain circumstances, provide compensation (from its own profits and resources) to broker-dealers in addition to these discounts. (See "OTHER INFORMATION CONCERNING THE FUNDS-- Special Payments to Broker-Dealers.")



REDUCTION AND/OR WAIVER OF INITIAL SALES CHARGES



    DISCOUNTS THROUGH CONCURRENT PURCHASES. To qualify for a reduced sales charge on the Class T shares, you may combine concurrent purchases of Class T shares of funds in the SM&R Family of Funds at the respective sales charges applicable to each. Investors that are eligible to combine concurrent purchases to qualify for a reduced sales charge include:


    (1) Any individual;

    (2) Any individual, his or her spouse, and trusts or custodial accounts for their minor children;

    (3) A trustee or fiduciary of a single trust estate or single fiduciary account.


    DISCOUNTS THROUGH A RIGHT OF ACCUMULATION. If you already own Class T or Class A shares of a fund in the SM&R Family of Funds, you may be able to receive a discount when you buy additional shares. The offering value of the shares you already own may be "accumulated" - i.e., combined together with the offering value of the new shares you plan to buy - to achieve quantities eligible for discount. See "SPECIAL PURCHASE PLANS" in the Statement of Additional Information for further information about certain rules that apply when taking advantage of the right of accumulation.



    LETTER OF INTENT. You may qualify immediately for a reduced sales charge on purchases of Class T shares of funds in the SM&R Family of Funds by completing the Letter of Intent section of the Account Application. Under a Letter of Intent, an investor expresses an intention to purchase, within 13 months of the initial investment, a specified amount of Class T shares of funds in the SM&R Family of Funds which, if made concurrently, would qualify for a reduced sales charge. Upon execution of the Letter of Intent, the investor must make a minimum initial investment equal to ten percent (10%) of the amount necessary to qualify for the applicable reduced sales charge. To assure that the full applicable sales charge will be paid if the intended purchase is not completed, five percent (5%) of the total intended purchase amount will be held in escrow in shares of the funds registered in the investor's name. Shares held in escrow under a Letter of Intent are not eligible for the exchange privilege until the Letter of Intent is completed or canceled. A Letter of Intent does not represent a binding obligation on the part of the investor to purchase or the SM&R Family of Funds to sell the full amount of shares specified. (See the Investor's Letter of Intent on the Account Application and "SPECIAL PURCHASE PLANS" in the Statement of Additional Information.)



    WAIVER OF INITIAL SALES CHARGE FOR SPECIAL PURCHASERS. After receipt of written request by SM&R, Class T shares of the Government Bond Fund and the Tax Free Fund may be purchased by Special Purchasers at net asset value per share without the imposition of any sales charge.



FUND AND CLASS EXPENSES



    For the Multi-Class Funds, expenses that are directly attributable to a particular Class of shares ("Class Expenses") will be borne solely by that Class. Class expenses include: (1) asset-based distribution fees and shareholder service fees; (2) transfer agency fees attributable to a particular Class; (3) expenses related to preparing, printing, mailing, and distributing materials such as shareholder reports, prospectuses, and proxy statements to current shareholders of a specific Class; (4) state and federal registration fees incurred by a specific Class; (5) litigation and other legal expenses relating to a particular Class; (6) directors' fees and expenses incurred as a result of issues relating solely to a particular Class; (7) accounting, audit, and tax expenses relating to a specific Class; (8) the expenses of administrative personnel and services required to support the shareholders of a specific Class; and (9) fees and other payments made to entities performing services for a particular Class, including account maintenance, dividend disbursing, or subaccounting services.



    Class Expenses may be waived or reimbursed by SM&R, the Fund's investment adviser and distributor. Investment advisory fees, custodial fees, and other expenses relating to the management of the Company's assets shall not be allocated on a class-specific basis. Income, realized and unrealized capital gains and losses, and expenses that are not allocated to a specific Class shall be allocated to each Class on the basis of the proportionate net assets of that Class in relation to the net assets of the Multi-Class Fund.



    All direct sales expenses for the Primary and the Money Market Fund, including the cost of prospectuses for prospective shareholders, are paid by SM&R, and no sales expense is borne by those Funds.



    For additional information about the expenses of the Funds, see the Statement of Additional Information.

                      SPECIAL PURCHASE PLANS AND SERVICES


    The Company offers services and plans that are designed to facilitate investment in the Funds. At this time, there is no charge to shareholders for these services. The Company may impose fees for such services in the future. Be aware, however, that shareholders electing to participate in the ACH plan described below should check with their financial institution for any additional charges imposed for this service. For additional information contact your registered representative or SM&R.



    ELECTRONIC TRANSFERS (ACH). The electronic transfer option allows shareholders to move money between their Fund account(s) and their bank, savings and loan, or credit union account using the Automated Clearing House ("ACH") network. To arrange for electronic transfers, investors should complete the relevant section of the Account Application at the time they open the account and specify the type of service or services desired. Shareholders should also attach a voided, pre-printed check or deposit slip from their checking, savings and loan, or credit union account. PASSBOOK SAVINGS ACCOUNTS ARE NOT ELIGIBLE FOR THE ELECTRONIC TRANSFER OPTION. ADDITIONALLY, AN INVESTOR'S BANK MUST BE A MEMBER OF THE AUTOMATED CLEARING HOUSE (ACH) NETWORK FOR THE INVESTOR TO TAKE ADVANTAGE OF THIS SERVICE. Shareholders will receive a confirmation verifying initialization of the electronic transfer option and may begin conducting transactions in their account(s) under this option three (3) weeks after receipt of the verification notice from SM&R. If this option is elected after the account is established, it may be necessary for the shareholder to obtain a signature guarantee for all individuals named on the account(s).



    TELEPHONE SERVICES. Investors can take advantage of this service by completing the appropriate sections of the Account Application when opening their account. Through this service, investor will be able to purchase by ACH, redeem, and exchange shares on those accounts for which they have an executed Account Application on file and have received written verification from SM&R that the service has been initialized as explained under Electronic Transfers above. If this option is elected after the account is established, it may be necessary for the shareholder to obtain a signature guarantee for all individuals named on the account(s). PLEASE NOTE THAT THE TELEPHONE REDEMPTION OPTION IS NOT AVAILABLE TO RETIREMENT PLANS.



    The Funds have implemented the following security procedures intended to protect shareholder accounts from losses resulting from unauthorized or fraudulent telephone instructions: The caller will be required to know (i) the name of the Fund or Funds; (ii) all digits of the account number; (iii) the exact name and address used in the registration(s); and (iv) the Social Security or Employer Identification Number listed on the account(s). Additionally, all telephone transactions will be recorded for the shareholder's protection.



    Neither the Funds nor SM&R will be responsible for the authenticity of transaction instructions received by telephone which comply with the current security procedures and other requirements. SM&R believes that such security procedures and other requirements are reasonable and, if followed, shareholders should bear the risk of any losses resulting from unauthorized or fraudulent telephone transactions on their accounts.



    AUTOMATIC INVESTMENT PLAN. Through this plan, a specified amount is electronically transferred (via ACH) from a shareholder's bank account and invested monthly, bi-monthly, quarterly, or annually into the designated fund(s) at the applicable offering price determined on the date of the electronic transfer.



    WEALTH ACCUMULATION ACCOUNT. Shareholders having account balances of at least $2,500 in the Money Market Fund may open a Wealth Accumulation Account, which will provide them with an automatic dollar cost averaging plan. Automatic monthly purchases of the shares of other funds in the SM&R Family of Funds may be made by exchanges from the shareholder's Money Market Fund Wealth Accumulation Account. Purchases of the other funds must be at least $50 and, unless terminated by the shareholder, will continue as long as the balance of the Money Market Fund Wealth Accumulation Account is sufficient.

Additional investments may be made to a Money Market Fund account designated as a Wealth Accumulation Account to extend the purchase period under the plan. However, if additional investments are received by SM&R less than ten (10) days prior to the 20th of the month, such investments will not be available for use under the Wealth Accumulation Account until the 20th of the following month. If the 20th of the month is an SM&R holiday, the purchase will be processed on the next business day.



    Purchases made will be subject to the applicable sales charge of the fund whose shares are being purchased. Changes in amounts to be purchased, the funds being purchased, and termination of a Wealth Accumulation Account will be made within five (5) business days after written instructions are received by SM&R in proper form (I.E., signed by the owner(s) of record exactly as registered).



    Shareholders' rights to make additional investments, to exchange shares, and to redeem shares in the Money Market Fund and any of the funds in the SM&R Family of Funds are not affected by a shareholder's participation in a Wealth Accumulation Account. However, check writing privileges and expedited redemption by telephone are not available for the Money Market Fund accounts designated as a part of the Wealth Accumulation Account.



    Primary Fund shareholders that opened a Primary Fund Wealth Accumulation
Account prior to September   , 1998 will be permitted to continue using the
Account subject to the terms applicable to a Money Market Fund Wealth Accumulation Account, described above.



    EXCHANGE PRIVILEGE. Shareholders in a Fund are permitted to exchange shares that they own in a Fund with shares of another fund of the SM&R Family of Funds without the payment of an exchange fee, subject to certain conditions. Exchanges between a Fund and another fund in the SM&R Family of Funds are available only in states where the applicable funds are registered and the exchange may be legally made.



    MULTI-CLASS FUNDS (GOVERNMENT BOND FUND AND TAX FREE FUND ).   Shareholders
may exchange Class T shares that they own in a Multi-Class Fund, without an exchange fee, for corresponding Class T shares of another fund in the SM&R Family of Funds. Shareholders also may exchange their Class T shares for shares of a Single-Class Fund, provided that the shareholder meets any minimum investment requirement for the shares they wish to acquire. Finally, shareholders may exchange Class T shares of a Multi-Class Fund for shares of another Class of that Fund, provided that they pay any applicable sales charges.



    SINGLE-CLASS FUNDS (PRIMARY FUND AND MONEY MARKET FUND). Shareholders may exchange shares they own in a Single-Class Fund for shares of the other Single-Class Fund or for shares of a Class of another fund in the SM&R Family of Funds, provided the shareholder pays any sales charge applicable to the acquired shares.



    You may acquire, through an exchange, shares of a Class with a contingent deferred sales charge ("CDSC"). If you redeem those shares, the relevant CDSC, if any, will be calculated from the date that you initially purchased the original shares, rather than from the date of exchange.



    Shares of any fund in the SM&R Family of Funds held in escrow under a Letter of Intent are not eligible for the exchange privilege. Such shares will not be released from escrow until the balance invested during the period specified in the Letter of Intent equals or exceeds the amount required to be invested under the Letter of Intent or the shareholder requests, in writing, that the Letter of Intent be canceled and pays any adjustments in sales charge. After release from escrow, shares may be exchanged, provided all other applicable conditions are met.



    You may request an exchange by telephone or in writing. In order to exchange shares, the following requirements must be met: (a) the exchange must be made between accounts having identical registrations and addresses; (b) the shares of the fund of the SM&R Family of Fund acquired through exchange must be qualified for sale in the state in which you reside; (c) the dollar amount of the exchange must meet the minimum investment requirement applicable to the shares of the fund in the SM&R Family of Funds that you would acquire through the exchange;
(d) SM&R must have received full payment for the shares being exchanged; (e) your account must have been coded to reflect your certified taxpayer identification number, or, if applicable, an appropriate Internal Revenue Service Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status); (f) any shares that you wish to exchange must have been held for at least ten (10) business days; (g) certificates representing shares, if any, are returned before such shares are exchanged; and (h) you have received a prospectus for the shares you receive in the exchange.



    The exchange privilege is not an option or right to purchase shares but is permitted under the respective policies of the participating funds, and may be modified or discontinued by the participating funds or by SM&R at any time. ANY GAIN OR LOSS REALIZED ON AN EXCHANGE OR RE-EXCHANGE MAY BE RECOGNIZED FOR FEDERAL AND STATE INCOME TAX PURPOSES. SHAREHOLDERS SHOULD CONSULT A TAX ADVISOR FOR THE TAX TREATMENT AND EFFECT OF EXCHANGES.



    EXCESSIVE TRADING. Frequent trades, involving either substantial fund assets or a substantial portion of an account or accounts controlled by a shareholder, can disrupt management of the Company and raise the Company's expenses. The Company defines "excessive trading" as exceeding one purchase and sale involving the same fund within any 120-day period.



    For example, a shareholder is in Fund X. He can move substantial assets from Fund X to Fund Y and, within the next 120 days, sell his shares in Fund Y to return to Fund X or move to Fund Z. If the shareholder exceeds the number of trades described above, he may be barred indefinitely from further transactions between the participating funds.



    There are two types of transactions exempted from the excessive trading guidelines. They are (1) redemptions that are not part of exchanges and (2) systematic purchases or redemptions.


                                RETIREMENT PLANS


    The following retirement plans may be funded with Class T shares of the Government Bond Fund or with shares of the Primary and Money Market Funds:
Individual Retirement Accounts (IRAs); Simplified Employee Pension Plans (SEPs); 403(b) Custodial Accounts (TSAs), and corporate retirement plans. Information concerning IRAs and TSAs, and the forms necessary to adopt such plans, can be obtained by contacting your registered representative or calling SM&R. A regular Fund application should be used when establishing a corporate retirement plan. (See "HOW TO PURCHASE SHARES" for the minimum initial and subsequent purchase requirements.) SM&R acts as trustee or custodian for IRAs, SEPs and TSAs for the Company. An annual custodial fee of $7.50 will be charged for any part of a calendar year in which an investor has an IRA, SEP or TSA in the Company and will be automatically deducted from each account. An individual considering a retirement plan may wish to consult with an attorney or tax adviser.



    Because IRAs, SEPs, TSAs, and other qualified plans are exempt from federal income tax, they will be unable to benefit from the general tax-exempt nature of the Tax Free Fund. Accordingly, the Tax Free Fund is not generally considered to be suited for such plans or persons.


                          DIVIDENDS AND DISTRIBUTIONS


    The Government Bond Fund and Tax Free Fund will declare and pay dividends from net investment income monthly and net realized short-term or long-term capital gains, if any, annually.



    At 3:00 p.m. Central Time, on each day that the Exchange is open for trading other than SM&R's business holidays described above, the Primary Fund and the Money Market Fund each will declare a dividend of all of its net investment income to shareholders already of record. Such dividends will be paid monthly.



    Dividends and capital gains will be automatically reinvested at net asset value in additional shares of the Fund making such distribution unless SM&R is instructed otherwise in writing. Distributions not reinvested are paid by check or transmitted to your bank account through an ACH transaction, if elected.

If the Postal Service cannot deliver your check, or if your check remains uncashed for six months, the Company reserves the right to reinvest your distribution check in your account at the net asset value on the business day of the reinvestment and to reinvest all future distributions in shares of the Company. Dividends and capital gains declared in December to shareholders of record in December and paid the following January will be taxable to shareholders as if received in December. This is a convenient way to accumulate additional shares and maintain or increase the shareholder's earning base. Of course, any shares so acquired remain at market risk.


    Shareholders have the right to change their election with respect to the receipt of distributions by notifying SM&R in writing, but any such change will be effective only as to distributions for which the record date is seven or more business days after SM&R has received the shareholder's written request.


    In order to be entitled to a dividend, an investor must have acquired shares of a Fund prior to the close of business on the record date. A shareholder should be cautioned, however, before purchasing shares of a Fund immediately prior to a distribution. Dividends and distributions paid by the Company have the effect of reducing net asset value per share on the record date by the amount of the payment. Therefore, a dividend or distribution of record shortly after the purchase of shares by an investor represents in substance, a return of capital.


                                     TAXES


    Each Fund of the Company is treated as a separate entity for federal income tax purposes. The Company has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code. The Company intends to distribute all of its net investment income and net realized capital gains to shareholders in a timely manner. Therefore, it is not expected that the Company will be required to pay federal income taxes.



    In order to qualify as a regulated investment company, each Fund of the Company must meet several requirements. These requirements include the following: (1) at least 90% of the Fund's gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies or other income (including gains from options, futures or forward contracts) derived in connection with the Fund's investment business and (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of the Fund's assets must consist of cash, United States Government securities, securities of other regulated investment companies and other securities (limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's assets may be invested in the securities of any issuer (other than United States Government Securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are determined to be engaged in similar or related trades or businesses.



    For federal income tax purposes, any income dividends derived from taxable investments which the shareholder receives from such Fund of the Company, as well as any distributions derived from net short-term capital gains are treated as ordinary income whether the shareholder has elected to receive them in cash or in additional shares. Distributions derived from net long-term capital gains will be taxable as long-term capital gains regardless of the length of time the shareholder has owned such Fund's shares and regardless of whether such distributions are received in cash or in additional shares. In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous years.



    Dividends paid by the Tax Free Fund that are derived from interest earned on qualifying tax-exempt obligations are expected to be "exempt-interest" dividends that shareholders may exclude from their gross income for federal income tax purposes if the Fund satisfies certain quarterly asset percentage requirements. To the extent that the Tax Free Fund invests in bonds, the interest on which is a specific tax preference item for federal income tax purposes ("AMT-Subject Bonds"), any exempt-interest dividends derived from interest on AMT-Subject bonds will be a specific tax preference item for purposes of the federal individual and corporate alternative minimum taxes. All exempt-interest dividends will be a component of the "current earnings" adjustment item for purposes of the federal corporate alternative minimum income tax. Current federal tax law limits the types and volume of securities qualifying for the federal income tax exemption of interest and may also affect the availability of municipal obligations for investment by the Fund and the value of the Fund's portfolio.



    Redemptions and exchanges of shares in each Fund of the Company are taxable events on which a shareholder may realize a gain or loss. Shareholders of the Tax Free Fund should be careful about redeeming shares immediately prior to the record date of an "exempt-interest dividend" because the redemption may cause the shareholder to realize a taxable gain even though a portion of the redemption proceeds may represent a pro rata share of tax exempt interest earned by the Fund. In addition, a loss on the sale or redemption of shares held by the shareholder of the Tax Free Fund for six months or less will be disallowed to the extent of any exempt-interest dividend received by the shareholder with respect to those shares. Shareholders should consult with their tax advisor concerning the tax reporting requirements in effect on the redemption or exchange of such shares.



    The Company may be required to report to the Internal Revenue Service ("IRS") any taxable dividends or other reportable payment (including share redemption proceeds) and withhold 31% of any such payments made to individuals and other non-exempt shareholders who have not provided a correct taxpayer identification number and made certain required certifications that appear in the Application. A shareholder may also be subject to backup withholding if the IRS or a broker notifies the Company that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding for previous under-reporting of interest or dividend income.



    Shareholders who are not U.S. persons for purposes of federal income taxation should consult with their financial or tax advisors regarding the applicability of U.S. withholding taxes to distributions received by them from the Company.


    Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the fund from direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met within the fund.


    At the end of each calendar year, the Company will advise shareholders about the tax status of all distributions made during each taxable year, including the portion of the dividends which comprise taxable income, exempt income and interest income that is a tax preference item under the alternative minimum tax. Shareholders should consult a tax advisor about the application of state and local tax laws to these distributions and redemption proceeds received from the Company.



    IMPORTANT: The Company reserves the right to (1) refuse to open an account for any person failing to provide a taxpayer identification number, certified as correct and (2) close an account by redeeming its shares in full, at the then current net asset value, upon receipt of notice from the IRS that the taxpayer identification number certified as correct by the shareholder is in fact incorrect.


                                 HOW TO REDEEM


    Shares of the Company will be redeemed at the net asset value determined on the date the request is received by SM&R in "Proper Form," as defined in "PROPER FORM" below, at no charge. A redemption request must be addressed to Securities Management and Research, Inc., One Moody Plaza, 14th Floor, Galveston, Texas 77550.


    If uncertain of the redemption requirements, investors should call Investor Services or write SM&R. Payment will be made as soon as practicable and normally within seven days after receipt of a redemption request in Proper Form.

    If the shares being redeemed were purchased by wire, certified check, money order, or other immediately available funds, redemption proceeds will be mailed no later than the seventh calendar day following receipt. For shares purchased by a personal check or ACH transfer, SM&R will process the redemption but will generally delay sending the proceeds for up to ten (10) business days to allow the check or transfer to clear.



    TELEPHONE REDEMPTIONS. Shareholders may request redemptions by telephone if they have completed the Account Application and requested this option. This redemption feature can only be used if: (a) the redemption proceeds are to be mailed to the address of record or wired to the pre-authorized bank account indicated on the Account Application; (b) there has been no change of address of record or pre-authorized bank account within the preceding 30 business days; (c) the shares to be redeemed are not in certificate form; (d) the security procedures discussed under the "Exchange Privilege" have been met; and (e) the proceeds of the redemption do not exceed $25,000.



    SYSTEMATIC WITHDRAWAL PLAN. The Company has a Systematic Withdrawal Plan ("Withdrawal Account"), which permits shareholders having an account value of $5,000 or more to automatically withdraw a minimum of $50 monthly or each calendar quarter on or about the 20th of the applicable month. Shareholders maintaining a Withdrawal Account may elect to have the withdrawal proceeds automatically deposited in their pre-authorized bank account via an ACH transaction. This is accomplished by completing the relevant section of the Account Application and returning it to SM&R. See "SPECIAL PURCHASE PLANS AND SERVICES--Electronic Transfers" for additional information. Dividends and capital gains distributions will automatically be reinvested in additional shares at net asset value. As with other redemptions, a withdrawal is a sale for federal income tax purposes. The Systematic Withdrawal Plan will automatically terminate if all shares are liquidated or withdrawn from the account. Certificates are not issued for shares held in a Withdrawal Account and certificates held, if any, must be surrendered when shares are transferred to a Withdrawal Account. No account covered by a Letter of Intent can be changed to a Systematic Withdrawal Plan until such time as the Letter of Intent is fulfilled or terminated, nor can an account under a Systematic Withdrawal Plan be placed under a Letter of Intent.



    For further information about the Systematic Withdrawal Plan, contact a registered representative or SM&R.



    "PROPER FORM" means the request for redemption must include: (1) your share certificates, if issued; (2) your letter of instruction or a stock assignment specifying the Fund, account number, and number of shares or dollar amount to be redeemed. Both share certificates and stock powers, if any, must be endorsed and executed exactly as the Fund shares are registered. It is suggested that certificates be returned by certified mail for your protection; (3) any required signature guarantees (see "Signature Guarantees" below); and (4) other supporting legal documents, if required in the case of estates, trusts, guardianships, divorce, custodianships, corporations, partnerships, pension or profit sharing plans, retirement plans, and other organizations.



    Please keep in mind that as a shareholder, it is your responsibility to ensure that all requests are submitted to the Company's transfer agent in Proper Form for processing.



    SIGNATURE GUARANTEES. This guarantee carries with it certain statutory warranties relied upon by the transfer agent. This guarantee is designed to protect the investor, the Company, SM&R, and its representatives through the signature verification of each investor wishing to redeem or exchange shares. Signature guarantees are required when: (1) the proceeds of the redemption exceed $25,000; (2) the proceeds (in any amount) are to be paid to someone OTHER THAN the registered owner(s) of the account; (3) the proceeds (in any amount) are to be sent to any address OTHER THAN the shareholder's address of record, pre-authorized bank account or exchanged to one of the other funds managed by SM&R; and (4) the Company or its transfer agent believes a signature guarantee would protect against potential claims based on the transfer instructions, including, when the authority of a representative of a corporation, partnership, association, or other entity has not been established to the satisfaction of the Company or transfer agent.


    Acceptable guarantees can be obtained from an "eligible guarantor institution" as defined in rules adopted by the Securities and Exchange Commission. Eligible guarantor institutions include banks, brokers, dealers, municipal securities dealers or brokers, government securities dealers or broker, credit unions (if authorized under state law), national securities exchanges, registered securities associations and institutions that participate in the Securities Transfer Agent Medallion Program ("STAMP") or other recognized signature guarantee medallion program or an SM&R representative who has executed an agreement and received authorization from SM&R. IMPORTANT: Witnessing or notarization is not sufficient.


    TEXAS OPTIONAL RETIREMENT PROGRAM. Government Bond Fund, Primary Fund, and Money Market Fund shares in any account established under the Texas Optional Retirement Program may not be redeemed unless satisfactory evidence is received by SM&R from the state that one of the following conditions exist: (1) death of the employee; (2) termination of service with the employer; or (3) retirement of employee.



    CHECK WRITING OPTION. Check writing is available in the Money Market Fund to investors having an account value of $1,000 or more. $250 is the minimum check amount under the check writing option. This option is not available on IRAs, SEPs, or TSAs. Shareholders wishing to avail themselves of this option must complete the check writing option signature card in the Prospectus. After obtaining specimen signatures and the fully executed card, SM&R will order checks and arrange for the shareholder's checks to be honored by a bank. Investments made by personal check or third party check will be held for fifteen
(15) business days following the investment during which time checks may not be drawn on the amount of such investment. This service may be terminated or suspended or additional charges may be imposed for this service. Shareholders will be provided the initial checkbook free of charge. There will be a $5 fee for re-orders. Shareholders will be allowed to write ten (10) checks free each calendar quarter.



    When a check is presented for payment, SM&R, as the shareholder's agent, will cause each Fund to redeem a sufficient number of full and fractional shares to cover the amount of the check. Shareholders will continue to be entitled to dividends on their shares up to the time the check is presented to SM&R for payment. If the amount of the check is greater than the value of the shares held in the shareholder's account for more than fifteen (15) business days at the time the check is presented for payment, the check will be returned to the payee as not being covered by sufficient funds, and the shareholder will be subject to extra charges as a result.



    Primary Fund shareholders that had check writing privileges prior to September , 1998 will be permitted to continue writing checks on the Primary Fund subject to the terms applicable to the Money Market Fund described above. Shareholders using the Primary Fund check writing option should be aware that writing a check is a redemption of shares. Those shares may be worth less when the check is presented for payment than when the check was written.



    REDEMPTION OF SMALL ACCOUNTS. The Company reserves the right to redeem shares in any account (which will be promptly paid to the shareholder) if, due to your redemptions, the value of the account falls below $100 in the case of the Government Bond Fund and Tax Free Fund or $1,000 in the case of the Primary Fund and Money Market Fund. Shareholders will be notified that the value of their account is less than the required minimum indicated above and allowed at least 60 days to make an additional investment to increase the value of their account above the required minimum. The Board of Directors may, from time to time, change such required minimum investment.



    RIGHTS RESERVED BY THE COMPANY. The Company, acting through its transfer agent, reserves the right to waive or lower investment minimums; to accept initial purchases by telephone from a registered representative; to refuse any purchase order; to cancel or rescind any purchase or exchange at any time prior to receipt by the shareholder of written confirmation or, if later, within five
(5) business days of the
transaction; to freeze an account and suspend account services when notice has been received of a dispute involving the account owners or other parties or there is reason to believe a fraudulent transaction may occur; to restrict or refuse the use of faxed redemptions where there is a question as to the validity of the request or proper documents have not been received; to otherwise modify the conditions of purchase and any services at any time; or to act on instructions not believed to be genuine.


                     OTHER INFORMATION CONCERNING THE FUNDS



    SHARING OF FUND EXPENSES. Each Fund bears its proportionate share of the Company's general expenses not susceptible of direct allocation. Such general expenses include the Company's organizational expenses, directors' fees and joint fidelity bonds, which are pro-rated based on the relative amount of each Fund's assets, and prospectus and shareholder report expenses, which are pro-rated based on the relative number of each Fund's shareholders. Organizational expenses for the Tax Free Fund and the Money Market Fund were paid by the adviser.



    AUTHORIZED STOCK. The shares of each Fund, when issued, will be fully paid and non-assessable, will have no conversion or similar rights, and will be freely transferable. Each share of stock will have a pro-rata interest in the assets of the Fund to which the stock of that class relates and will have no interest in the assets of any other Fund.



    As of September 1, 1998, SM&R and its parent, American National Insurance Company, owned [ ]% and [ ]%, respectively, of the outstanding shares of the Company; [ ]% and [ ]% respectively of the outstanding shares of the Government Bond Fund; [ ]% and [ ]%, respectively of the outstanding shares of the Primary Fund; and [ ]% and [ ]%, respectively of the outstanding shares of the Tax Free Fund. In addition, SM&R provided the initial capital for the Money Market Fund, and as of the date of this Prospectus owns 100% of the outstanding shares of such Fund. Any person who owns directly or indirectly more than 25% of the outstanding voting securities of the Company or a Fund is presumed by the Investment Company Act of 1940 to "control" the Company or the Fund, and may be able to significantly influence the outcome of any shareholder vote. For purposes of voting on matters submitted to shareholders, any person who owns more than 50% of the outstanding shares of the Company or a Fund generally would be able to cast the deciding vote. By virtue of their stock ownership, SM&R and American National control the Company's operations, including the ability to make changes in the fundamental investment objectives and restrictions of each Fund of the Company, as well as the ability to increase investment advisory fees, notwithstanding other shareholders' votes to the contrary. Holders of shares of any Fund are entitled to redeem their shares as set forth under "HOW TO REDEEM."



    YEAR 2000 RISKS. Many services provided to the Funds and their shareholders depend on the smooth functioning of computer systems. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated, referred to as the "Year 2000 Problem." The Year 2000 Problem could have a negative impact on handling securities trades, payment of interest and dividends, pricing, and account services. Like other mutual funds, financial and business organizations, and individuals around the world, the Funds could be adversely affected if the computer systems used by SM&R (which acts as their investment adviser, underwriter, custodian, and transfer agent) do not properly process and calculate date-related information and data from and after January 1, 2000. SM&R is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by any other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds and their shareholders.



    VOTING RIGHTS. Within the respective Funds, all shares have equal voting, participation and liquidation rights, but have no subscription, preemptive, conversion, or cumulative voting rights.

    On certain matters, such as the election of directors, all shares of each Fund vote together, with each share having one vote. On other matters affecting a particular Fund, such as the Investment Advisory Contract or fundamental investment policies, only shares of that Fund are entitled to vote, and a majority of the shares of that Fund are required for approval of the proposal. On matters affecting a particular Class of a Fund, only shares of that Class of the Fund are entitled to vote, and a majority of the shares of that Class are required for approval of the proposal.



    SPECIAL PAYMENTS TO BROKER-DEALERS. Broker-dealers or other securities dealers that have entered into selling agreements with SM&R may receive compensation from SM&R or an affiliated company in connection with selling shares of the SM&R Family of Funds. Compensation may include financial assistance for conferences, shareholder services, automation, sales and training programs, or promotional activities. Registered representatives and their families may be paid for travel expenses, including lodging, in connection with business meetings or seminars. In some cases, this compensation may only be available to securities dealers whose representatives have sold or are expected to sell significant amounts of shares. Securities dealers may not use certain sales to qualify for this compensation if prohibited by the laws of any state or self-regulatory agency, such as the National Association of Securities Dealers, Inc.



    Securities laws of states in which the Fund offers its shares may differ from federal law. Banks and financial institutions that sell shares of the Fund may be required to register as securities dealers pursuant to state law.



    For purchases of Class T shares of $500,000 or more, SM&R may pay its representatives and broker-dealers from its own profits and resources. The amount (expressed as a per annum percentage of the amount invested) which SM&R might pay such representatives and broker-dealers is as follows for Class T shares of the Government Income Fund and Tax Free Fund, respectively: Year 1--[ ]% and [ ]%; Year 2--[ ]% and [ ]%; and Year 3 and subsequent years, [ ]% (for each Fund).



    ADDITIONAL INFORMATION. This Prospectus and the Statement of Additional Information referred to on the cover page do not contain all the information set forth in the registration statement, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The omitted information may be obtained from the Commission's principal office in Washington, D.C., upon payment of the fees prescribed by the Commission.


    For further information, shareholders may also contact SM&R, whose address and phone number are set forth on the cover of this Prospectus.

                                    APPENDIX
                  (DESCRIPTION OF RATINGS USED IN PROSPECTUS)



                                  BOND RATINGS


DESCRIPTION OF STANDARD & POOR'S CORPORATION'S BOND RATING:


AAA        An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA         An obligation rated "AA" differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A          An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions that obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB        An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

           Obligations rated "BB", "B", "CCC", "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C"
           the highest. While such obligations will like have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB         An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, if faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B          An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


DESCRIPTION OF MOODY'S INVESTOR'S SERVICE, INC.'S BOND RATINGS:


Aaa        Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge".
           Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa         Bonds which are rated "Aa" are judged to be of high quality by all standards.
           Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater than in Aaa securities.

A          Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa        Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba         Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B          Bonds which are rated "B" generally lack characteristics of the desirable investment.
           Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


DESCRIPTION OF FITCH INVESTORS SERVICE BOND RATINGS:


AAA        Obligations which have the highest rating assigned by Fitch IBCA on its national rating scale for that country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Capacity for timely repayment of principal and interest is extremely strong, relative to other obligors in the same country.

AA         Obligations for which capacity for timely repayment of principal and interest is very strong relative to other obligors in the same country. The risk attached to these obligations differs only slightly from the country's highest rated debt.

A          Obligations for which capacity for timely repayment of principal and interest is strong relative to other obligors in the same country. However, adverse changes in business, economic or financial conditions are more likely to affect the capacity for timely repayment than for obligations in higher rated categories.

BBB        Obligations for which capacity for timely repayment of principal and interest is adequate relative to other obligors in the same country. However, adverse changes in business, economic or financial conditions are more likely to affect the capacity for timely repayment than for obligations in higher rated categories.



                             MUNICIPAL NOTE RATINGS


DESCRIPTION OF MOODY'S INVESTOR SERVICE INC.'S MUNICIPAL NOTE RATINGS:


MIG 1/VMIG 1     This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market refinancing.

MIG 2/VMIG 2     This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3     This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4     This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

DESCRIPTION OF STANDARD AND POOR'S MUNICIPAL NOTE RATINGS:


    Until June 29, 1984, S&P used the same rating symbols for notes and bonds. After June 29, 1984, for new municipal note issues due in three years or less the ratings below usually will be assigned. Notes maturing beyond three years will most likely receive a bond rating of the type recited above.



SP-1       Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2       Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.



                            COMMERCIAL PAPER RATINGS


DESCRIPTION OF STANDARD & POOR'S CORPORATION'S THREE HIGHEST COMMERCIAL PAPER
  RATINGS:


    Commercial paper rated "A" by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is generally rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated as follows:



A-1        This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2        Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".


DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S THREE HIGHEST COMMERCIAL PAPER
  RATINGS:

    Among the factors considered by Moody's Investors Service, Inc. is assigning commercial paper ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of the risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition of the management of obligations which may be present or may arise as a result of public interest questions and proportions to meet such obligations. Relative differences in strength and weakness in respect to these criteria would establish a rating in one of three classifications; "P-1", "P-2" or "P-3". "P-1" is the highest commercial paper rating assigned by Moody's Investors Service, Inc. "P-2" is the second highest of such ratings.

DESCRIPTION OF FITCH INVESTORS SERVICE COMMERCIAL PAPER, MEDIUM-TERM NOTES, AND
  MUNICIPAL AND INVESTMENT NOTES.


F-1+       Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1        Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".
F-2        Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.
F-3        Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.
F-5        Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.


DESCRIPTION OF DUFF & PHELP'S TWO HIGHEST COMMERCIAL RATINGS:

    Duff & Phelp's commercial paper ratings place emphasis on liquidity, considering not only cash from operations, but access to alternative sources of funds, including trade credit, bank lines and capital markets. Relative differences in strength and weakness is rated by Duff & Phelp's as Duff-1 or Duff-2; Duff-1 being the highest commercial paper rating and Duff-2 being the second highest rating.


DESCRIPTION OF THOMSON BANKWATCH, INC.'S TWO HIGHEST COMMERCIAL RATINGS:



    Thomson Bankwatch, Inc.'s ratings of United States commercial banks, thrifts, and non-bank banks, non-United States banks, and broker-dealers are based upon among other things, five years's financial information and the issuer's most recent regulatory filings. Relative differences in strength and weakness are rated by Thomson Bankwatch, Inc.



TBW-1      The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.
TBW-2      The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.



                                 FEDERAL FUNDS


    As used in this Prospectus and in the Fund's Statement of Additional Information, "Federal Funds" means a commercial bank's deposits in a Federal Reserve Bank which can be transferred from one member bank's account to that of another member bank on the same day. Federal Funds are considered to be immediately available funds.

Securities Management & Research, Inc.                                 BULK RATE
One Moody Plaza                                                        U.S. POSTAGE PAID
Galveston, TX 77550                                                    PERMIT NO. 89
                                                                       GALVESTON, TEXAS


--------------------------------------------------------------------------------

P R O S P E C T U S


                                                       SM&R GOVERNMENT BOND FUND
                                                              SM&R TAX FREE FUND
                                                               SM&R PRIMARY FUND
                                                          SM&R MONEY MARKET FUND



September   , 1998



    A Statement of Additional Information dated September   , 1998 containing
additional information about the Company was filed with the Securities and Exchange Commission and is incorporated herein by reference. Additional information about the Company's investments also is available in the Company's annual and semi-annual reports to shareholders. In the Company's annual report, investors will find a discussion of the market conditions and investment strategies that significantly affected the Company's performance during the last fiscal year.



    The Company's Statement of Additional Information, annual report, and semi-annual reports are available, without charge, upon request. Investors may make inquiries, request further information about the Company and the Funds, or obtain copies of the Statement of Additional Information, annual report, and semi-annual report, by writing Securities Management and Research, Inc., One Moody Plaza, 14th Floor, Galveston, Texas 77550, or by calling (Toll Free) 1-800-231-4639 or (Collect) 1-409-763-2767.



    Information about the Company and the Funds may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington D.C. Investors may obtain information on the operation of the public reference room by calling the Commission at 1-800-SEC-0330. Reports and other information about the Company also are available on the Commission's Internet site at http://www.sec.gov, and investors may obtain copies of this information, upon payment of a duplicating fee, by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.



                                                                        811-6477

                      STATEMENT OF ADDITIONAL INFORMATION
                               SEPTEMBER 15, 1998
                             SM&R INVESTMENTS, INC.



                                                       SM&R GOVERNMENT BOND FUND
                                                              SM&R TAX FREE FUND
                                                               SM&R PRIMARY FUND
                                                          SM&R MONEY MARKET FUND



One Moody Plaza, 14th Floor                     Telephone Number: (409) 763-2767



Galveston, Texas 77550                                Toll Free 1-(800) 231-4639



    This Statement of Additional Information is NOT a prospectus, but should be read in conjunction with the prospectus or prospectuses dated September 15, 1998 that is relevant to the class or classes of shares of that you wish to purchase (each such prospectus is referred to herein as a "Prospectus" and collectively as the "Prospectuses"). A copy of each Prospectus may be obtained from your registered representative or Securities Management and Research, Inc. ("SM&R"), One Moody Plaza, 14th Floor, Galveston, Texas 77550 (Telephone No. (409) 763-2767 or Toll Free 1-(800)-231-4639). Terms not defined herein have the same meaning as given to them in the Prospectuses.



    No dealer, sales representative, or other person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information (and/or the Prospectuses referred to above), and if given or made, such information or representations must not be relied upon as having been authorized by the Fund or SM&R. No Prospectus or this Statement of Additional Information constitutes an offer or solicitation by anyone in any state in which such offer or solicitation is not authorized, or in which the person making such offer or solicitation is not qualified to do so, or to any person to whom it is unlawful to make such offer or solicitation.

                               TABLE OF CONTENTS


THE COMPANY...............................................................     1
INVESTMENT OBJECTIVES AND POLICIES........................................     1
PORTFOLIO TURNOVER........................................................    14
MANAGEMENT OF THE COMPANY.................................................    14
REMUNERATION OF DIRECTORS.................................................    17
POLICY REGARDING PERSONAL INVESTING.......................................    18
PERSONAL INVESTING BY OTHER SM&R OFFICERS AND EMPLOYEES...................    18
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.......................    18
CONTROL AND MANAGEMENT OF SM&R............................................    18
INVESTMENT ADVISORY AGREEMENT.............................................    19
INVESTMENT ADVISORY FEE...................................................    20
ADMINISTRATIVE SERVICE AGREEMENT..........................................    20
ADMINISTRATIVE SERVICE FEE................................................    21
FEE WAIVERS...............................................................    21
SHAREHOLDER SERVICING AND DISTRIBUTION PLAN...............................    22
PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION...........................    23
CAPITAL STOCK.............................................................    24
PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED..............    25
DETERMINATION OF NET ASSET VALUE..........................................    25
DETERMINATION OF OFFERING PRICE...........................................    27
SPECIAL PURCHASE PLANS....................................................    29
REDEMPTION................................................................    33
SYSTEMATIC WITHDRAWAL PLAN................................................    33
THE UNDERWRITER...........................................................    34
CUSTODIAN.................................................................    35
TRANSFER AGENT AND DIVIDEND PAYING AGENT..................................    35
COUNSEL...................................................................    35
AUDITORS AND FINANCIAL STATEMENTS.........................................    35
PERFORMANCE AND ADVERTISING DATA..........................................    36
COMPARISONS...............................................................    39

                                  THE COMPANY



    SM&R Investments, Inc. (formerly, SM&R Capital Funds, Inc.) (the "Company") is a diversified, open-end management investment company incorporated under the laws of Maryland on November 6, 1991.



    The Fund consists of four (4) separate series or portfolios, (each, a "Fund"):



    - SM&R Government Bond Fund (formerly, American National Government Income Fund Series) ("Government Bond Fund");



    - SM&R Tax Free Fund (formerly, American National Tax Free Fund Series) (the "Tax Free Fund");



    - SM&R Primary Fund (formerly, American National Primary Fund Series) (the "Primary Fund"); and



    - SM&R Money Market Fund (the "Money Market Fund").



    Each Fund is, for investment purposes, considered a separate investment fund. Each share of capital stock issued with respect to a Fund represents a pro-rata interest in the assets of that Fund and has no interest in the assets of any other Fund. Each Fund bears its own liabilities and its proportionate share of the general liabilities of the Company.



    The Government Bond Fund and the Tax Free Fund (the "Multi-Class Funds") are each divided into six classes of shares of common stock designated as:



    - Class T Shares (existing shareholders and certain designated persons);



    - Class A Shares (front-end load);



    - Class B Shares (back-end load);



    - Class C Shares (level load);



    - Class J Shares (network);



    - Class Y Shares (institutional shareholders).



    These classes of shares have different sales charges and distribution and service ("12b-1") fee structures. Each Class of a Multi-Class Fund bears its own liabilities and its proportionate share of the general liabilities of that Fund. A multiple class plan was adopted for the Multi-Class Funds pursuant to Rule 18f-3. The Primary Fund and Money Market Fund do not have separate classes (that is, they are each a "Single-Class Fund").



    The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a diversified, open-end management investment company, commonly called a "mutual fund." This registration does not imply any supervision by the Securities and Exchange Commission (the "Commission") over the Company's management or its investment policies or practices.


                       INVESTMENT OBJECTIVES AND POLICIES


    As noted in the Prospectuses under "INVESTMENT OBJECTIVES AND POLICIES," each Fund has its own investment objective and follows policies and techniques designed to achieve those objectives.



FUNDAMENTAL INVESTMENT RESTRICTIONS



    The following restrictions have been adopted as fundamental policies for each of the four Funds, which means that they may not be changed without the approval of shareholders.



    Each Fund:



          1. With respect to 75% of the Fund's total assets, may not purchase securities of an issuer (other than cash or cash items, or securities of the U.S. Government, its agencies, or instrumentalities or of other investment companies), if (i) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer, or (ii) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.



          2. May not invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities).



          3. May not borrow money, except (a) the Fund may borrow from banks (as defined in the Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), (b) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, (d) the Fund may purchase securities on margin to the extent permitted by applicable law, and (e) the Fund may engage in transactions in mortgage dollar rolls which are accounted for as financings.



          4. Not make loans, except through (a) the purchase of debt obligations in accordance with the Fund's investment objective policies, (b) repurchase agreements with banks, brokers, dealers, and other financial institutions, and (c) loans of securities as permitted by applicable law.



          5. May not underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting.



          6. May not purchase, hold or deal in real estate, although the Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts, and mortgage-related securities and may hold and sell real estate acquired by the Fund as a result of the ownership of securities.



          7. May not invest in commodities or commodity contracts, except that the Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.



          8. May not issue senior securities to the extent such issuance would violate applicable law.



    The above investment restrictions are fundamental policies that may be changed by the Fund only with the approval of a majority of the outstanding shares of the Fund, as determined by the provisions of the 1940 Act. This means that shareholders of the Fund must approve any change to the foregoing restrictions before that change may be effected. Such approval requires the affirmative vote of the lesser of (i) 67% or more of the voting securities present at a meeting if the holders of more than 50% of voting securities are represented at that meeting or (ii) more than 50% of the outstanding voting securities of the Fund.



NON-FUNDAMENTAL INVESTMENT POLICIES



    The Board of Directors of the Company (the "Board") has adopted the following non-fundamental investment policies. Non-fundamental investment policies may be adopted or changed by the Board of Directors, without approval from shareholders.



    Each Fund will not:


          1. Issue senior securities.


          2. May not engage in the strategy of short sales of securities.

          3. Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).



          4. Acquire, lease or hold real estate except such as may be necessary or advisable for the maintenance of its offices.



          5. Write or purchase from others, put and call options, or any combination thereof.



          6. Purchase or sell commodities or commodity contracts including futures contracts.



          7. Invest in companies for the purpose of exercising control or management.



          8. Invest in oil, gas or other mineral exploration or development programs. However, any Fund may invest in securities which are secured by real estate or real estate mortgages; securities of issuers which invest or deal in real estate mortgages and securities of issuers which invest in or sponsor oil, gas, or other mineral exploration, provided such securities meet the criterion set forth under "INVESTMENT OBJECTIVES AND POLICIES" in the Prospectuses.



          9. Act as underwriter of securities issued by other persons except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.



         10. Borrow money, except for such action by the Fund for temporary or emergency purposes in an amount not to exceed 10% of the Fund's net assets.



         11. Lend any funds or other assets, except that the Government Bond Fund may from time to time lend the securities it holds to qualified broker-dealers or other institutional investors. Such loans shall not exceed ten percent (10%) of the Government Bond Fund's net assets at the time of the most recent loan and shall be made pursuant to written agreements and shall be continuously secured by collateral in the form of cash, U.S. Government obligations, or irrevocable standby letters of credit in an amount equal to at least 102% of the market value at all times of the loaned securities plus the accrued interest and dividends. During the time securities are on loan, the Government Bond Fund will continue to receive the interest and dividends, or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. The right to terminate the loan will be given to either party subject to appropriate notice. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Government Bond Fund will not have the right to vote securities on loan, but would terminate the loan and retain the right to vote if that were considered important with respect to the investment.



         12. Pledge or mortgage any of its assets, except for such action by the Fund for temporary or emergency purposes in an amount not to exceed 10% of the Fund's net assets.



         13. Invest more than 5% of the value of the net assets of the Fund, at time of purchase in the securities of any one issuer, but this limitation does not apply to investments in securities issued or guaranteed by the U.S. government or its instrumentalities.



         14. Purchase any security (other than United States Government obligations) if, as a result, the Fund would hold more than (a) 10% of the total value of any class of outstanding securities of an issuer or (b) 10% of the outstanding voting securities of an issuer.

         15. Concentrate more than 25% of the net assets of the Fund in any one industry or group of industries; provided however, there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies or instrumentalities. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries.



         16. Purchase any securities issued by a corporation which has not been in continuous operation for three years, but such period may include the operation of a predecessor.



         17. Purchase or retain securities of any issuer if any officer or director of the Company or of its investment manager own individually more than one-half of one percent ( 1/2 of 1%) of the securities of that issuer, and collectively the officers and directors of the Company and investment manager together own more than 5% of the securities of that issuer.



         18. Purchase securities of other investment companies except pursuant to a plan of merger, consolidation or acquisition of assets approved by the Company's shareholders.



         19. Invest in foreign securities, except that this policy does not apply to the Government Bond Fund.



         20. Purchase warrants.



         21. Purchase any security which is an "illiquid security" if more than 15% (10% for the Money Market Fund) of the net assets of the Fund taken at market value would be invested in such securities.



    If a percentage restriction on investment or utilization of assets as set forth is adhered to at the time an investment is made, a later change in the percentage resulting from a change in the value or cost of a Fund's assets will not be considered a violation of the restriction except as provided in 17 above.



INVESTMENT TECHNIQUES



    LENDING PORTFOLIO SECURITIES. Consistent with applicable regulatory requirements, the Government Bond Fund may lend its portfolio securities to broker-dealers and other financial institutions, to a maximum of 10% of the value of its net assets at the time of the most recent loan. Such loans must be callable at any time and continuously secured by cash collateral equal at all times to at least 102% of the market value of the securities loaned, including accrued interest.



    The market value of the securities loaned shall be monitored daily , and the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral. Cash collateral shall be invested in short-term instruments that are sufficiently liquid to provide for repayment upon demand (such as bank letters of credit, U.S. Government Obligations, or other cash equivalents). Cash or instruments collateralizing the Fund's loans of securities will be segregated and maintained at all times with SM&R, the Fund's custodian, in an amount at least equal to the current market value of the loaned securities. The Government Bond Fund will receive amounts equal to earned income for having made the loan.



    The Government Bond Fund will be the beneficial owner of the loaned securities in that any gain or loss in the market price during the loan inures to the Government Bond Fund and its shareholders. Thus, when a loan is terminated, the value of the securities may be more or less than their value at the beginning of the loan. In determining whether to lend its portfolio securities to a broker-dealer or other financial institution, the Government Bond Fund will take into account the creditworthiness of such borrower and will monitor such creditworthiness on an ongoing basis inasmuch as default by the other party may cause delays or other collection difficulties. The Government Bond Fund may pay placing brokers' fees in connection with loans of its portfolio securities.

    In lending its portfolio securities, the Government Bond Fund is subject to the risk that the borrower may become insolvent on a day on which the loaned security is rapidly advancing in price. In that event, the borrower may fail to return the loaned securities while the cash collateral is insufficient to purchase the full amount of the security loaned, and the borrower would be unable to furnish additional collateral. The borrower would be liable for any shortage; but the Government Bond Fund would be an unsecured creditor with respect to such shortage and might not be able to recover any of it. However, this risk may be minimized by a careful selection of borrowers and securities to be lent and by monitoring collateral.



    The Government Bond Fund will not lend securities to broker-dealers affiliated with SM&R. This restriction will not affect the ability of the Fund to maximize its securities lending opportunities.



    U.S. TREASURY SECURITIES. Each Fund may invest in U.S. Treasury securities, including bills, notes and bonds issued by the U.S. Treasury. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.



    U.S. GOVERNMENT OBLIGATIONS. Each Fund may invest in direct or implied obligations of the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"). These U.S. Government Obligations, including those that are guaranteed by federal agencies or instrumentalities, may or may not be backed by the full faith and credit of the United States. Obligations of the Government National Mortgage Association ("GNMA" or "Ginnie Mae"), the Farmers Home Administration and the Export-Import Bank are backed by the full faith and credit of the United States. Securities that are not backed by the full faith and credit of the United States include, among others, obligations issued by the Tennessee Valley Authority, the Resolution Trust Corporation, the Federal National Mortgage Association ("FNMA" or "Fannie Mae"), the Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac") and the United States Postal Service, each of which has the right to borrow from the United States Treasury to meet its obligations. In addition, obligations of the Federal Farm Credit Bank and the Federal Home Loan Bank may be satisfied only by the individual credit of the issuing agency. Investments in Freddie Mac, and Fannie Mae and other obligations may include collateralized mortgage obligations ("CMOS") and real estate mortgage investment conduits issued or guaranteed by such entities.



    In the case of U.S. Government Obligations not backed by the full faith and credit of the United States, the Company must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. if the agency or instrumentality does not meet its commitments. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit.



    MORTGAGE-BACKED U.S. GOVERNMENT OBLIGATIONS. The Government Bond Fund may invest in mortgage-backed securities issued or guaranteed by U.S. Government agencies such as GNMA, FNMA or FHLMC and representing undivided ownership interests in pools of mortgages. The mortgages backing these securities may include conventional 30-year fixed rate mortgages, 15-year fixed rate mortgages, graduated payment mortgages and adjustable rate mortgages.



    The U.S. Government or the issuing agency guarantees the payment of the interest on and principal of these securities. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of the Government Bond Fund's shares. These securities are in most cases "pass-through" instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees. Because the principal amounts of such underlying mortgages may generally be prepaid in whole or in part by the mortgagees at any time without penalty and the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life of a particular issue of pass-through securities. Mortgage-backed securities are subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments on the underlying mortgage obligations. The remaining maturity of a mortgage- backed security will be deemed to be equal to the average maturity of the mortgages underlying such security determined by SM&R on the basis of assumed prepayment rates with respect to such mortgages. The remaining expected average life of a pool of mortgages underlying a mortgage-backed security is a prediction of when the mortgages will be repaid and is based upon a variety of factors such as the demographic and geographic characteristics of the borrowers and the mortgaged properties, the length of time that each of the mortgages has been outstanding, the interest rates payable on the mortgages and the current interest rate environment. While the timing of prepayments of graduated payment mortgages differs somewhat from that of conventional mortgages, the prepayment experience of graduated payment mortgages is basically the same as that of the conventional mortgages of the same maturity dates over the life of the pool. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the Government Bond Fund reinvests the prepaid amounts in other income producing securities, the yields of which reflect interest rates prevailing at the time. Therefore, the Government Bond Fund's ability to maintain a portfolio of high-yielding mortgage-backed securities will be adversely affected to the extent that prepayments of mortgages must be reinvested in securities which have lower yields than the prepaid mortgage-backed securities. Moreover, prepayments of mortgages which underlie securities purchased by the Government Bond Fund at a premium would result in capital losses.



    COLLATERALIZED OBLIGATIONS. The Government Bond Fund and the Money Market Fund each may invest a portion of its assets in collateralized mortgage obligations or "CMOs" issued or guaranteed by a U.S. Government agency or instrumentality, such as the FHLMC. A CMO is a debt security issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that is collateralized by a portfolio or pool of mortgages, mortgage-backed securities or U.S. Government Obligations. The issuer's obligation to make interest and principal payments is secured by the underlying pool or portfolio of securities. A variety of types of collateralized obligations are available currently and others may become available in the future.



    Each of the Government Bond Fund and the Money Market Fund will invest only in fully collateralized obligations. "Fully collateralized" means that the collateral will generate cash flows sufficient to meet obligations to holders of the collateralized obligations under even the most conservative prepayment and interest rate projections. Thus, the collateralized obligations are structured to anticipate a worst case prepayment condition and to minimize the reinvestment rate risk for cash flows between coupon dates for the collateralized obligations. A worst case prepayment condition generally assumes immediate prepayment of all securities purchased at a premium and zero prepayment of all securities purchased at a discount. Reinvestment rate risk may be minimized by assuming very conservative reinvestment rates and by other means such as by maintaining the flexibility to increase principal distributions in a low interest rate environment. The requirements as to collateralization are determined by the issuer or sponsor of the collateralized obligation in order to satisfy the U.S. Government agency or instrumentality guaranteeing the obligation.



    Collateralized obligations are designed to be retired as the underlying securities are repaid. In the event of prepayment on or call of such securities, the class of collateralized obligations first to mature generally will be paid down first. Therefore, although in most cases the issuer of collateralized obligations will not supply additional collateral in the event of such prepayment, there will be sufficient collateral to secure collateralized obligations that remain outstanding.



    MUNICIPAL SECURITIES. The Tax Free Fund intends under normal market conditions to invest at least 80% of its net assets in municipal securities.

    As used in the Prospectuses and this Statement of Additional Information, the term "municipal securities" means obligations including municipal bonds and notes and tax exempt commercial paper issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest from which is, in the opinion of counsel to the issuers of such securities, exempt from federal income tax. To the extent that an investment in municipal securities does not run counter to any of the investment policies of the Tax Free Fund or any of the investment restrictions to which the Tax Free Fund is subject, the Fund may invest in any combination of the various types of municipal securities described below which, in the judgment of SM&R, will contribute to the attainment of the Fund's investment objective. Such combination of municipal securities may vary from time to time. Discussed below are the major attributes of the various municipal and other securities in which the Tax Free Fund may invest.



    Municipal Bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have two principal classifications: general obligation bonds and revenue bonds.



    GENERAL OBLIGATION BONDS--Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads and water and sewer systems. The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.



    REVENUE BONDS--The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund whose money may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.



    Industrial Development Bonds are, in most cases, revenue bonds and are issued for or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facilities user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The Tax Free Fund will purchase Industrial Revenue Development Bonds only to the extent the interest paid is tax-exempt pursuant to the Tax Reform Act of 1986, which limited the types of facilities that may be financed with tax-exempt industrial development and private activity bonds.



    Municipal notes generally are used to provide for short-term working capital needs and generally have maturities of one year or less. Municipal notes include:



    TAX ANTICIPATION NOTES (TANS) - TANS are issued to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenue, such as income, sales, use and business taxes, and are payable from these specific future taxes.



    REVENUE ANTICIPATION NOTES (RANS) - RANS are in expectation of receipt of other types of revenue, such as federal revenues available under federal revenue sharing programs.

    BOND ANTICIPATION NOTES (BANS) - BANS are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.



    CONSTRUCTION LOAN NOTES--Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association).



    TAX-EXEMPT COMMERCIAL PAPER (SHORT-TERM DISCOUNT NOTES)--Tax Exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by state and local governments or their agencies to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.



    VARIABLE OR FLOATING RATE DEMAND NOTES ("VRDNs") are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates, either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The interest rates are adjustable at intervals ranging from daily to up to six months to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are typically based upon the prime rate of a bank or some other appropriate interest rate adjustment index. The Tax Free Fund will decide which variable or floating rate demand instruments it will purchase in accordance with procedures prescribed by the Board to minimize credit risks. Any VRDN must be of high quality as determined by SM&R and subject to review by the Board with respect to both its long-term and short-term aspects, except where credit support for the instrument is provided even in the event of default on the underlying security, the Fund may rely only on the high quality character of the short-term aspect of the demand instrument.



    Defeased bonds or escrow secured bonds are created when an issuer refunds in advance of maturity (or pre-refunds) an outstanding bond issue which is not immediately callable, and it becomes necessary or desirable to set aside funds for redemption of the bonds at a future date. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade, interest bearing debt securities which are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest of the advance refunded bond. Escrow secured bonds will often receive a triple A rating from Moody's and S&P. The Tax Free Fund will purchase escrow secured bonds without additional insurance only when the escrow is invested in U.S. government securities backed by the full faith and credit of the U.S. government.



    Insured bonds are secured by the issuer's revenues and also are backed by insurance policies written by commercial insurance companies. Issuers of municipal bonds enter into a contractual agreement with an insurance company to pay the bondholder any principal and interest that is due on a stated maturity date which has not been paid by the issuer. Once issued, this default insurance usually extends for the term of the issue and cannot be canceled by the insurance company. The bondholder who has not received payments for principal or interest on the stated due dates for the insured bond must notify the insurance company and surrender any unpaid bonds and coupons for payment of the face amount of the insured principal and interest. The commercial insurance companies represent some of the largest and financially strongest insurance companies in the United States.



    Although insured municipal bonds sell at yields lower than they would without the insurance, they tend to have yields higher than Aaa/AAA-rated noninsured municipal bonds.



    In addition, other types of municipal securities similar to the above described municipal bonds and municipal notes are, or may become available. For the purpose of the Company's investment restrictions set forth in this Statement of Additional Information, the identification of the "issuer" of a municipal security which is not a general obligation bond is made by the adviser on the basis of the characteristics of the obligation, the most significant of which is the source of funds for the payment of principal and interest on such security.



    RISKS RELATING TO MUNICIPAL SECURITIES. There can be no assurance that the Tax Free Fund will achieve its investment objective. Yields on municipal securities are dependent on a variety of factors, including the general conditions of the money market and the municipal bond market, the size of a particular offering, the maturity of the obligations and the rating of the issue. Municipal securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of municipal securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. The ability of the Fund to achieve its investment objective is also dependent on the continuing ability of the issuers of municipal securities in which the Fund invests to meet their obligations for the payment of interest and principal when due. The ratings of Moody's and Standard & Poor's represent their opinion as to the quality of municipal securities which they undertake to rate. Ratings are not absolute standards of quality; consequently, municipal securities with the same maturity, coupon and rating may have different yields. There are variations in municipal securities, both within a particular classification and between classifications, depending on numerous factors. It should also be pointed out that, unlike other types of investments, municipal securities have traditionally not been subject to regulation by, or registration with, the Securities and Exchange Commission, although there have been proposals which would provide for such regulation in the future.



    The federal bankruptcy statutes relating to the debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse changes in the rights of holders of their obligations.



    Lawsuits challenging the validity under state constitutions of present systems of financing public education have been initiated or adjusted in a number of states, and legislation has been introduced to effect changes in public school financing in some states. In other instances there have been lawsuits challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which could ultimately affect the validity of those municipal securities or the tax-free nature of the interest thereon.



    TAXABLE SECURITIES. Each Fund, except the Tax Free Fund, invests primarily in securities the income from which (either in the form of dividends or interest) is taxable as ordinary income. Under normal market conditions, the Tax Free Fund invest up to 20% of its net assets in taxable securities, and may invest a greater percentage of its net assets in taxable securities under extraordinary circumstances as a temporary defensive measure.



    Interest earned on investments in taxable securities may be taxable to shareholders as ordinary income. Investors should be aware that investments in taxable securities by the Tax Free Fund are restricted to:



    U.S. Government Obligations, which consist of obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Some of these securities are supported by the full faith and credit of the U.S. Government; others are supported by the right of the issuer to borrow from the U.S. Treasury; and the remainder are supported only by the credit of the instrumentality.



    Corporate Debt Securities which at the date of the investment are rated A or higher by Moody's and Standard & Poor's.

    Commercial Paper which at the date of the investment is rated P-1 by Moody's or A-1 by S&P or, if not rated, is issued by a company which at the date of the investment has an outstanding debt issue rated A or higher by Moody's and Standard & Poor's.



    Bank Obligations, which include certificates of deposit, bankers' acceptances, and other short-term obligations of U.S. banks which at the date of the investment have a capital, surplus and undivided profits of $1 billion as of the date of their most recently published financial statements (See Certificate of Deposits below).



    REPURCHASE AGREEMENTS. Each Fund may enter into "repurchase agreements" with banks or with government securities dealers, recognized by the Federal Reserve Board and which have been approved by the Board, who agree to repurchase the securities at a predetermined price within a specified time (normally one day to one week). In these transactions, the securities purchased shall have an initial total value in excess of the value of the repurchase agreement.



    The custodian for a Fund purchasing such repurchase agreement will hold the securities underlying such repurchase agreement or such securities may be part of the Federal Reserve Book Entry System. If the seller defaults or becomes insolvent, the Fund could realize delays, costs or a loss in asserting its rights to, or in liquidating, the collateral in satisfaction of the seller's repurchase agreement. The Funds will enter into repurchase agreements only with sellers who are believed to present minimal credit risks and will monitor the value of the collateral during the holding period. Credit risks are evaluated pursuant to guidelines adopted and regularly reviewed by the Board which set forth credit worthiness standards for the banks and registered government security dealers with whom the Funds may enter into such repurchase agreements. Such arrangements permit each Fund to keep all of its assets at work while retaining flexibility in pursuit of investments of a longer-term nature. No Fund will purchase repurchase agreements maturing more than seven (7) days after such purchase.



    RATINGS. If the rating of a security purchased by a Fund is subsequently reduced below the minimum rating required for purchase or a security purchased by the Fund ceases to be rated, neither event will require the sale of the security. However, the adviser will consider any such event in determining whether the Fund should continue to hold the security. Any security held by the Tax Free Fund which is subsequently downgraded below BBB by S&P or Baa by Moody's will be sold as soon as it is advantageous to do so after the downgrade.



    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Government Bond Fund and Tax Free Fund each may purchase and sell portfolio securities on a "when issued" and "delayed delivery" basis. The price of such securities is fixed at the time the commitment to purchase is made, but delivery and payment for such securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. These transactions are subject to market fluctuations; the value of the securities at delivery may be more or less than their purchase price, and yields generally available on comparable securities when delivery occurs may be higher than yields on the securities obtained pursuant to such transactions.



    Because the Government Bond Fund and Tax Free Fund each relies on the buyer or seller, as the case may be, to consummate the transactions, failure by the other party to complete a transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When the Government Bond Fund or Tax Free Fund is the buyer in such transactions, however, it will maintain, in a segregated account with its custodian, cash, short-term money market instruments, high quality debt securities or portfolio securities having an aggregate value equal to the amount of such purchase commitments until payment is made. The Government Bond Fund or Tax Free Fund will make commitments to purchase securities on such basis only with the intention of actually acquiring these securities, but it may sell such securities prior to the settlement date if such sale is considered to be advisable. No specific limitation exists as to the percentage of the Government Bond Fund's or Tax Free Fund's assets which may be used to acquire securities on a "when issued" or "delayed delivery" basis. To the extent either Fund engages in "when issued" and "delayed delivery" transactions, it will do so for the purpose of acquiring securities for it's portfolio consistent with the it's investment objective and policies and not for the purpose of investment leverage.



    FOREIGN DEBT SECURITIES. The Government Bond Fund may invest up to 5% of its assets in debt obligations of foreign corporations or financial institutions, such as Yankee Bonds and Eurodollar Bonds. Yankee Bonds are U.S. dollar-denominated obligations of foreign issuers that are issued in the United States. Eurodollar Bonds are U.S. dollar-denominated obligations of U.S. or foreign issuers that are traded outside the U.S., primarily in Europe.



    Yankee Bonds involve certain risks associated with investing in a foreign issuer. Such risks may include nationalization of the issuer, confiscatory taxation by the foreign government, establishment of controls by the foreign government that would inhibit the remittance of amounts due the Fund, lack of comparable publicly-available information concerning foreign issuers, lack of comparable accounting and auditing practices in foreign countries and difficulty in enforcing claims against foreign issuers in the event of default. Eurodollar Bonds are subject to the same risks as domestic issues, in particular, credit risk, market risk and liquidity risk. Eurodollar Bonds also are subject to sovereign risk, including the risk that a foreign government might prevent dollar-denominated funds from leaving the country. Eurodollar Bonds that are issued by foreign issuers are subject to the same risks as Yankee Bonds.



    144A SECURITIES AND SECTION 4(2) COMMERCIAL PAPER. If otherwise consistent with its investment objective and policies, a Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which were issued under Section 4(2) of the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Board, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers may cease purchasing such restricted securities, the level of illiquidity of a Fund holding such securities may increase.



    CERTIFICATE OF DEPOSITS AND BANKERS ACCEPTANCES. A certificate of deposit generally is a short-term, interest-bearing negotiable certificate issued by a commercial bank or savings and loan association against funds deposited in the issuing institution. The interest rate may be fixed for the stated term or may be periodically adjusted prior to the instrument's stated maturity, based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction to finance the import, export, transfer or storage of goods. The borrower is liable for payment, as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most bankers' acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.



    Savings and loan associations whose certificates of deposit may be purchased by the Funds are subject to regulation and examination by the Office of Thrift Supervision. Such certificates of deposit held by a Fund do not benefit materially from insurance from the Federal Deposit Insurance Corporation.



    The Money Market Fund may not invest in any certificate of deposit or bankers' acceptance of a commercial bank unless: the bank is organized and operating in the United States, has total assets of at least $1 billion and is a member of the Federal Deposit Insurance Corporation; or the bank is a foreign branch of a United States bank or a United States branch of a foreign bank which bank has $1 billion of total assets.



    RISK FACTORS. Obligations of foreign branches of U.S. banks are subject to somewhat different risks than those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions which may adversely affect payment of principal and interest on the obligations, foreign withholding and other taxes on interest income, and difficulties in obtaining and enforcing a judgment against a foreign branch of a domestic bank. In addition, different risks may result from the fact that foreign branches of U.S. banks and U.S. branches of foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks. For instance, such branches may not be subject to the types of requirements imposed on domestic banks with respect to mandatory reserves, loan limitations, examinations, accounting, auditing, record keeping and the public availability of information. Such obligations are not traded on any national securities exchange. While the Primary Fund does not presently invest in obligations of foreign branches of United States banks, it may do so in the future. Investments in such obligations will not be made in excess of 10% of the Primary Fund's total assets and will be made only when SM&R believes the risks described above are minimal.



    MONEY MARKET FUND INVESTMENTS. Pursuant to the 1940 Act, the Money Market Fund may invest only in United States dollar-denominated instruments that present minimal credit risks, have a remaining maturity of 397 calendar days or less, and which are at the time of acquisition "eligible securities" as defined in Rule 2a-7 under the 1940 Act. Generally, an eligible security is:



    - A security with a remaining maturity of 397 calendar days or less ("Short-term") that has received a rating from two nationally recognized statistical rating organizations ("NRSROs"), or if rated by only one NRSRO, from that NRSRO, in one of the two highest rating categories ("Acceptable Rating") for debt obligations; or



    - A security with a remaining maturity of 397 calendar days or less issued by an issuer that has received an Acceptable Rating from at least two NRSROs, or if rated by only one NRSRO, from that NRSRO, with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security with the security (a "Comparable Security").



    If a security is acquired based on the rating of only one NRSRO, such acquisition must be ratified by the Board. While Rule 2a-7 permits money market funds to invest in certain unrated securities of comparable quality to eligible rated securities, the Money Market Fund currently does not intend to invest in unrated securities.



    SM&R has the responsibility of determining that each investment by the Money Market Fund presents minimal credit risks. SM&R's determination of minimal credit risk will be based on an analysis of the issuer's (and, if applicable, any guarantor's) capacity to repay its Short-term debt obligations. The analysis cannot rely on ratings alone, but must be made on factors pertaining to credit quality in addition to any rating that the security or the issuer may have been assigned. The extensiveness of the evaluation may vary with the type and maturity of the instrument involved and the SM&R's familiarity with the issuer.



    The Money Market Fund will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share, provided, however, that the Fund will not (1) purchase any instrument with a remaining maturity at the date of acquisition of greater than 397 calendar days, or (2) maintain a dollar-weighted average portfolio Maturity that exceeds 90 days. The "maturity" of a portfolio instrument is the period remaining (calculated from the trade date or such other date on which the Fund's interest in the security is subject to market action) until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption must be made.



    The Money Market Fund will maintain a diversified portfolio in accordance with the provisions of Rule 2a-7. In meeting diversification requirements of the Rule, SM&R classifies securities into First and Second Tier Securities, as defined in the 1940 Act. A "First Tier Security" is an Eligible Security that
(1) has been rated by at least two NRSROs (or if rated by only one NRSRO, by that NRSRO) in the highest rating category for Short-term debt obligations; (2) has been issued by an issuer that is rated with respect to a Comparable Security, by at least two NRSROs (or if rated by only one NRSRO, by that NRSRO) in the highest rating category for Short-term debt obligations; (3) has been issued by a registered investment company that is a money market fund; or (4) is a "Government Security," as defined in

Section 2(a)(16) of the 1940 Act. A "Second Tier Security" is an Eligible Security that is not a First Tier Security.



    Immediately after the acquisition of any security (other than a Government Security), SM&R shall confirm that the Fund has not invested more than 5% of its total assets in securities issued by any one issuer; provided, however, that the Fund may invest up to 25% of its total assets in the First Tier Securities of a single issuer for a period of up to three (3) business days after the purchase; provided, further, that the Fund may not make more than one investment in accordance with the foregoing provision at any time. Immediately after the acquisition of a Second Tier Security, SM&R shall confirm that the Fund has not invested more than (1) the greater of 1% of its total assets or one million dollars in securities issued by that issuer that are Second Tier Securities, and
(2) 5% of its total assets in securities which, when acquired were, or have become, Second Tier Securities.

                               PORTFOLIO TURNOVER


    Portfolio turnover is calculated by dividing the lesser of annual purchases or sales of portfolio securities by the monthly average of the value of a Fund's portfolio securities, excluding securities whose maturities at the time of purchase are one (1) year or less. It is intended that portfolio changes in the Government Bond Fund and Tax Free Fund be made as infrequently as possible, consistent with market and economic factors generally, and special considerations affecting any particular security such as the limitation of loss or realization of price appreciation at a time believed to be opportune. (See "ADDITIONAL INVESTMENT POLICIES AND TECHNIQUES" in the Prospectuses.)



    The portfolio turnover rate for years ended August 31, 1998, 1997, and 1996
was [   ], 9.06% and 30.17%, respectively, for the Government Bond Fund and
[   ], 22.15%, and 18.44%, respectively for the Tax Free Fund. The Primary Fund experienced no portfolio turnover as the majority of securities owned during the period had maturities of one year or less at the time of acquisition. The Money Market Fund will not experience portfolio turnover because it invests only in short-term money market instruments.



    A high rate of portfolio turnover involves corresponding greater expenses than a lower rate. A Fund and its shareholders must bear such higher expenses. High portfolio turnover also may result in the realization of substantial net short-term capital gains.


                           MANAGEMENT OF THE COMPANY


    The Board of Directors has the responsibility for the overall management of the Company, including general supervision and review of its investment activities. The directors, in turn, elect the officers of the Company who are responsible for administering day-to-day operations of the Company.



    Information about each of the officers and directors of the Company is set forth below. Unless otherwise indicated, the address of an officer or director is One Moody Plaza, Galveston, Texas 77550. Directors who are deemed to be "interested persons" of the Company, as defined in the 1940 Act, are indicated by an asterisk(*).



                                           POSITIONS HELD
NAME, ADDRESS, AND AGE                    WITH THE COMPANY         PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
------------------------------------  ------------------------  ------------------------------------------------
Ernest S. Barratt, Ph.D.(1) ........  Director                  Professor and Chief of Psychophysiology Lab-
Age 72                                                          oratory, Department of Psychiatry and Behav-
Department of Psychiatry and                                    ioral Sciences, University of Texas Medical
Behavioral Sciences                                             Branch, a medical school and hospital system,
University of Texas Medical Branch                              1981 to present; Director of American National
Galveston, Texas 77550-2777                                     Investment Accounts, Inc. ("Investment
                                                                Accounts"), another investment company advised
                                                                by SM&R, 1990 to present.

                                           POSITIONS HELD
NAME, ADDRESS, AND AGE                    WITH THE COMPANY         PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
------------------------------------  ------------------------  ------------------------------------------------
Michael W. McCroskey* ..............  Director and              President, Chief Executive Officer, Director and
Age 54                                President                 member of the Executive Committee of SM&R, June
                                                                1994 to present; President and Director of the
                                                                Company, June 1994 to present; President and
                                                                Director of the American National Growth Fund,
                                                                Inc., American National Income Fund, Inc., and
                                                                Triflex Fund, Inc. (each, an "SM&R Equity
                                                                Fund"), each an investment company advised by
                                                                SM&R, June 1994 to present; President and
                                                                Director of Investment Accounts, June 1994 to
                                                                present; Executive Vice President, American
                                                                National, 1971 to present; Vice President of
                                                                Standard Life and Accident Insurance Company,
                                                                1988 to present; Assistant Secretary of American
                                                                National Life Insurance Company of Texas, 1986
                                                                to present, Vice President, Investments of
                                                                American National Property and Casualty Company,
                                                                1994 to present; Vice President, Pacific
                                                                Property and Casualty, 1996 to present, life,
                                                                health and accident insurance companies in the
                                                                American National Family of Companies; Vice
                                                                President, Garden State Life Insurance Company,
                                                                1994 to present; Director, ANREM Corporation,
                                                                1977 to present; President and Director of ANTAC
                                                                Corporation, 1995 to present.

Allan W. Matthews*(1) ..............  Director                  Program Officer, The Moody Foundation (a
Age 32                                                          charitable foundation), April, 1991 to present.
7114 Youpon
Galveston, Texas 77551

Lea McLeod Matthews* ...............  Director                  Publications Editor, National Western Life
Age 35                                                          Insurance Co., 1990 to present; Associate in
850 E. Anderson Lane                                            Customer Service Designation; Director of
Austin, Texas 78752-1602                                        Investment Accounts, (an affiliated mutual fund)
                                                                1994 to present; Director of Garden State Life
                                                                Insurance Company, 1993 to present; Director of
                                                                Kids Exchange of Austin, a non-profit
                                                                corporation, 1996 to present; Consultant to
                                                                Austin Writers League.

Ann McLeod Moody*(2) ...............  Director                  Director of Moody Gardens, Inc., 1994 to
Age 60                                                          present; Director of Bank of Galveston, National
5 Colony Park Drive                                             Association, 1989 to present; Director of The
Galveston, Texas 77551                                          Westcap Corporation, 1990 to present; Director
                                                                of Seal Fleet, Inc., 1972 to 1996.

                                           POSITIONS HELD
NAME, ADDRESS, AND AGE                    WITH THE COMPANY         PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
------------------------------------  ------------------------  ------------------------------------------------
Edwin K. Nolan(1) ..................  Director                  Investor and Attorney, Law Offices, Edwin K.
Age 54                                                          Nolan, P. C., Canyon Lake, Texas, 1977 to
#7 Mt. Lookout Drive                                            present; Director, Director/Owner, Canyon Lake
Canyon Lake, Texas 78133                                        Aviation, Inc. (Aviation Service), Canyon Lake,
                                                                Texas, 1986 to present; Director/ Owner, Canyon
                                                                Lake Airport, Inc. (Airport), Canyon Lake,
                                                                Texas, 1985 to 1995; Director Hancock Mini Mart,
                                                                Inc., 1995 to present.

Robert V. Shattuck, Jr. ............  Director                  Attorney, Law Offices of Robert V. Shattuck,
Age 56                                                          Jr., Galveston, Texas, 1986 to present.
1013 23rd Street
Galveston, Texas 77550

Jamie G. Williams ..................  Director                  Academic Language Therapist and Educational
Age 51                                                          Consultant, 1974 to present; Director of The
3328 Stanford                                                   Learning Therapist Graduate Certificate Program,
Dallas, Texas 75225                                             1986 to 1995; Adult Assessment Clinic and
                                                                Adolescent Academic Development Programs,
                                                                Division of Evening, Summer and Continuing
                                                                Studies, Southern Methodist University, 1994 to
                                                                1995; Adjunct Instructor in Department of
                                                                Psychology, Dedman College, Southern Methodist
                                                                University, 1988 to 1995.

Frank P. Williamson ................  Director                  Owner of Professional Pharmacy, 1964 to present.
Age 65
200 University Boulevard
Galveston, Texas 77550

Emerson V. Unger, C.L.U. ...........  Vice President            Vice President SM&R, each SM&R Equity Fund and
Age 52                                                          Investment Accounts since 1983.

Brenda T. Koelemay .................  Vice President and        Vice President and Treasurer SM&R, each SM&R
Age 43                                Treasurer                 Equity Fund and Investment Accounts since 1992;
                                                                Treasurer of Comprehensive Investment Services,
                                                                Inc. since 1997; Senior Manager, KPMG Peat
                                                                Marwick LLP, July 1980 to April 1992.

Teresa E. Axelson ..................  Vice President and        Vice President and Secretary of SM&R, each SM&R
Age 50                                Secretary                 Equity Fund, and Investment Accounts since 1983.

                                           POSITIONS HELD
NAME, ADDRESS, AND AGE                    WITH THE COMPANY         PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
------------------------------------  ------------------------  ------------------------------------------------
Vera M. Young ......................  Vice President and        Vice President and Portfolio Manager of the
Age 70                                Portfolio Manager         Primary Fund and member of the Fixed Income
                                                                Investment Committee of SM&R since 1987;
                                                                Portfolio Manager of the Money Market Fund since
                                                                September 1998; Portfolio Manager of Money
                                                                Market Portfolio of Investment Accounts since
                                                                1987; Assistant Vice President, Securities,
                                                                American National since 1985.

Terry E. Frank .....................  Vice President and        Vice President and Portfolio Manager of the
Age 43                                Portfolio Manager         Government Bond Fund and the Tax Free Fund and
One Moody Plaza,                                                member of the Fixed Income Investment Committee
Galveston, Texas                                                of SM&R since 1991; research analyst, Equitable
                                                                Investment Services, Des Moines, Iowa from 1989
                                                                to 1991; Former securities analyst, Gibraltar
                                                                Savings Association, Houston, Texas; Former
                                                                Senior Money Market Trader, American Capital
                                                                Asset Management, Houston, Texas.


------------------------


*   "Interested persons" as defined by the 1940 Act.



(1) Member of the Company's audit committee.



(2) Mr. Matthews and Ms. Matthews are children of Mrs. Ann Moody.


                           REMUNERATION OF DIRECTORS


    Each director is reimbursed for expenses incurred in connection with each meeting of the Board of Directors or any Committee meeting attended. Each director receives a fee, allocated among the Fund, which consists of an annual retainer component and a meeting fee component.



    Set forth below is information regarding compensation paid or accrued during the fiscal year ended August 31, 1998 for each director of the Company.



                                                              AGGREGATE    TOTAL COMPENSATION
                                                            COMPENSATION   FROM ALL AMERICAN
DIRECTOR                                                    FROM COMPANY     NATIONAL FUNDS
----------------------------------------------------------  -------------  ------------------
Ernest S. Barratt, Ph.D...................................  $  [        ]    $   [        ]
Allan W. Matthews.........................................  $  [        ]    $   [        ]
Lea McLeod Matthews.......................................  $  [        ]    $   [        ]
Michael W. McCroskey......................................  $  [        ]    $   [        ]
Ann McLeod Moody..........................................  $  [        ]    $   [        ]
Edwin K. Nolan............................................  $  [        ]    $   [        ]
Robert V. Shattuck, Jr....................................  $  [        ]    $   [        ]
Jamie G. Williams.........................................  $  [        ]    $   [        ]
Frank P. Williamson.......................................  $  [        ]    $   [        ]

    Directors of the Company who are affiliated with SM&R receive no compensation for attendance at Board or committee meetings. Officers and directors of the Company affiliated with SM&R may, however, receive indirect compensation from the Company to the extent the Company pays underwriting commissions and investment advisory and service fees to SM&R. During the year
ended August 31, 1998, the Company paid or accrued approximately $[        ] to
directors for fees and expenses in attending meetings of the Board. There were 5 Board meetings and no Committee meetings held during this period, and each director attended at least 75% of the Board and Committee meetings, respectively.


                      POLICY REGARDING PERSONAL INVESTING


    The following policies have been made a part of the Company's Code of Ethics.



    A portfolio manager must use extreme care to avoid even the appearance of a conflict of interest in trading in any personal account (or an account in which he has a beneficial interest). Accordingly, a portfolio manager may not trade in (or otherwise acquire) any security for his personal account if that same security is held in, or is being considered as a potential acquisition by, any of the Funds. Any beneficial interest in a security held by a portfolio manager must be sold at least 24 hours prior to any investment by the Funds. The following exceptions apply: (1) Any beneficial interest in a security owned at the time of employment may be held or traded at any time other than within 24 hours of a trade in the Funds for the same or related security. Dividends in that security may be re-invested in accordance with a formal plan offered by the issuer; (2) Any beneficial interest in a security acquired by devise or bequeath may be held or traded at any time other than within 24 hours of a trade in the Funds for the same or related security; (3) Any beneficial interest in a security issued by the Government or any Agency of the United States, a State, or any political subdivision thereof may be traded or held; and (4) Any beneficial interest in a security for which a written approval is first obtained from the President & CEO may be traded or held.



            PERSONAL INVESTING BY OTHER SM&R OFFICERS AND EMPLOYEES



    Officers and employees of the Company other than portfolio managers may trade in (or otherwise acquire) or hold any security for his own account (or an account in which he has beneficial interest). However, the trade must not occur within 24 hours of a trade in the Funds for the same or related security.


              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As of September   , 1998, the officers and directors of the Company as a
group owned less than 1% the outstanding shares of the Company and of each Fund.
As of September   , 1998 and SM&R owned [    ]% and [   ] of the outstanding
shares of the Company, respectively. See the "Control and Management of SM&R" below.



    American National Insurance Company ("American National"), and American National and SM&R acting together, are deemed to be "control persons" (as that term is defined in the 1940 Act) of the Company and may be able to significantly influence the outcome of any shareholder vote.


                         CONTROL AND MANAGEMENT OF SM&R


    SM&R has been the investment adviser, manager and underwriter of the Company since the Company began business in 1992. SM&R acts pursuant to a written agreement periodically approved by the directors or shareholders of the Company.SM&R is also the investment adviser and underwriter of the SM&R Equity Funds and Investment Accounts. SM&R's address is that of the Company.



    SM&R is a wholly-owned subsidiary of American National, a Texas life insurance company with its principal offices in Galveston, Texas. As of
September   , 1998, the Moody Foundation (the "Foundation"), a charitable foundation established for charitable and educational purposes, owned approximately

[   ]% of American National's common stock and the Libbie S. Moody Trust, a
private trust, owned approximately [   ]% of such shares. The trustees of the
Moody Foundation are Robert L. Moody ("RLM"), Chairman of the Board of Directors of American National, Frances Moody Newman and Ross R. Moody. SM&R was incorporated in 1964 and has managed investment companies since 1966. SM&R also is investment adviser to the SM&R Equity Funds, which are three other registered investment companies, Investment Accounts, which is an investment company used to fund benefits under contracts issued by American National and for The Moody National Bank of Galveston (the "Bank"), a national bank. SM&R does and may, from time to time, serve as investment adviser to other clients including employee benefit plans, other investment companies, banks, foundations and endowment funds.



    The Bank is trustee of the Libbie S. Moody Trust. RLM is Chairman of the Board and President, Chief Executive Officer of the Bank, President and Director of Moody Bancshares, Inc. ("Bancshares"), the sole shareholder of Moody Bank Holding Company, Inc. ("MBHC"), and President and Director of MBHC, the Bank's
controlling shareholder. As of September   , 1998, the Three R Trusts, trusts
established by RLM for the benefit of his children, owned 100% of Bancshares' Class B stock (which elects a majority of Bancshares' and MBHC's directors) and
[   ]% of its Class A Stock. The trustee of the Three R Trusts is Irwin M. Herz,
Jr., who is also a director of American National and a partner in Greer, Herz & Adams, L.L.P., 18th Floor, One Moody Plaza, Galveston, Texas, General Counsel to American National, the Bank, Bancshares, MBHC, the Company, the other American National Funds, Investment Accounts and SM&R.



    Michael W. McCroskey, President and Director of the Company, is also President, Chief Executive Officer, Director and a member of the Executive Committee of SM&R, and President and Director of the SM&R Equity Funds and Investment Accounts; Emerson V. Unger, Vice President of the Company, is also Vice President of SM&R and Vice President of the SM&R Equity Funds and the American National Investment Accounts, Inc.; Teresa E. Axelson, Vice President, Secretary of the Company, is also Vice President and Secretary of SM&R, the American National Investment Accounts, Inc., and the SM&R Equity Funds; Brenda
T. Koelemay, Vice President and Treasurer of the Company, is also Vice President and Treasurer of SM&R, the American National Investment Accounts, Inc. and the SM&R Equity Funds; Vera M. Young, Vice President and Portfolio Manager of the Primary Fund and Money Market Fund is also Vice President and Portfolio Manager of the Money Market Portfolio of the American National Investment Accounts, Inc., and a member of the Fixed Income Investment Committee of SM&R and is affiliated with American National as Assistant Vice President, Securities Investment; and Terry E. Frank is Vice President and Portfolio Manager of the Government Bond Fund and Tax Free Fund and a member of the Fixed Income Investment Committee.


                         INVESTMENT ADVISORY AGREEMENT


    Under Investment Advisory Agreements (each, an "Advisory Agreement") between the Company and SM&R dated February 19, 1992 for the Government Bond Fund and Primary Fund, July 1, 1993 for the Tax Free Fund, and August [ ], 1998 for the Money Market Fund, SM&R acts as investment adviser for and provides certain investment-related administrative services to the Funds.



    As investment adviser, SM&R manages the investment and reinvestment of the Company's assets, including the placing of orders for the purchase and sale of portfolio securities. SM&R provides and evaluates economic, statistical and financial information to formulate and implement Company investment programs. All investments are reviewed quarterly by the Board to determine whether or not such investments are within the policies, objectives and restrictions of the Company.



    Each Advisory Agreement continues in effect from year to year with respect to a Fund so long as such continuance is specifically approved at least annually by the Board or by a vote of majority of the outstanding voting securities of the Fund, and in either case by the specific approval of a majority of the directors who are not parties to such Agreement or "interested persons" (as such term is defined in the

1940 Act) of any such parties, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement may be terminated with respect to a Fund at any time, without the payment of any penalty, by vote of the Board or by vote of the holders of a majority of the outstanding voting securities of the Fund, or by SM&R, upon 60 days written notice to the other party. Each Advisory Agreement terminates automatically in the event of its assignment, as such term is defined in the 1940 Act.


                            INVESTMENT ADVISORY FEE


    Under its Advisory Agreements with the Company, SM&R receives the following investment advisory fees:



    Government Bond Fund and Tax Free Fund - A monthly investment advisory fee computed by applying to the average daily net asset value of the Government Bond Fund and the Tax Free Fund each month one-twelfth (1/12th) of the annual rate as follows:



                                                                                INVESTMENT
                      ON THE PORTION OF EACH FUND'S                              ADVISORY
                         AVERAGE DAILY NET ASSETS                            FEE ANNUAL RATE
--------------------------------------------------------------------------  ------------------
Not exceeding $100,000,000                                                        .50 of 1%
Exceeding $100,000,000 but not exceeding $300,000,000                             .45 of 1%
Exceeding $300,000,000                                                            .40 of 1%



    Primary Fund and Money Market Fund - An investment advisory fee, computed and paid monthly, at the annual rate of 0.50 of 1% of the Money Market Fund's and the Primary Fund's average daily net asset value.



    For the years ended August 31, 1998, 1997, and 1996, SM&R received investment advisory fees from each Fund (except the Money Market Fund) As follows: [ ], $113,231, and $106,126, respectively, from the Government Bond Fund; [ ], $50,224 and $45,881, respectively, from the Tax Free Fund and [ ], $176,167 and $126,371 respectively, from the Primary Fund. SM&R received no fees from the Money Market Fund during these periods because that Fund had not commenced operations prior to September 1998. For these periods, SM&R received total fees from the Company of [ ], $339,622, and $278,378, respectively.


                        ADMINISTRATIVE SERVICE AGREEMENT


    Under an Administrative Service Agreement between the Company and SM&R dated
July 1, 1993, as amended on   , 1998 (the "Administrative Agreement"), SM&R
provides all non-investment related management, executive, administrative and operational services to the Company. Pursuant to the Administrative Agreement, SM&R also acts as transfer agent for the Funds' authorized and issued shares and as dividend disbursing agent.



    In its capacity as administrator under the Administrative Agreement, SM&R furnishes and pays for the services of all officers and employees necessary to perform the executive, administrative, clerical and bookkeeping functions of the Company. SM&R's duties as administrator include, among other things: administering the Company's affairs; maintaining office facilities; processing purchase orders and redemption requests; furnishing statistical and research data; and providing clerical, accounting, data processing, bookkeeping and certain other services required by the Company.



    In its capacity as transfer agent and dividend disbursing agent under the Administrative Agreement, SM&R's duties include, but are not limited to: dividend disbursements and transfer agency services; maintaining shareholder accounts; preparing shareholder meeting lists and mailing and tabulating proxies; mailing shareholder reports and other materials to shareholders; tax withholding; and "blue sky" related services.

EXPENSES BORNE BY THE COMPANY



    Pursuant to the Administrative Agreement, the Company pays other Company expenses, such as such as interest, taxes, commissions and other expenses incidental to portfolio transactions, Securities and Exchange Commission fees, Service Fees, Distribution Fees, fees of the Custodian (See "The Custodian" herein), auditing and legal expenses, fees and expenses of qualifying Company shares for sale and maintaining such qualifications under the various state securities laws where Company shares are offered for sale, fees and expenses of directors not affiliated with SM&R, costs of maintaining corporate existence, costs of printing and mailing prospectuses and shareholder reports to existing shareholders and expenses of shareholders' meetings.


                           ADMINISTRATIVE SERVICE FEE


    Under the Administrative Agreement, SM&R receives a management and administrative service fee from each Fund which is computed by applying to the aggregate average daily net asset value of each Fund, each month one-twelfth (1/12th) of the annual rate as follows:



                                                                             ADMINISTRATIVE
                     ON THE PORTION OF EACH FUND'S                              SERVICE
                        AVERAGE DAILY NET ASSETS                            FEE ANNUAL RATE
------------------------------------------------------------------------  --------------------
Not exceeding $100,000,000                                                       .25 of 1%
Exceeding $100,000,000 but not exceeding $200,000,000                            .25 of 1%
Exceeding $200,000,000 but not exceeding $300,000,000                            .15 of 1%
Exceeding $300,000,000                                                           .10 of 1%



    Under the Administrative Agreement with the Company, SM&R has agreed to pay (or to reimburse each Fund for) each Fund's expenses (including the advisory fee and administrative service fee, if any, paid to SM&R, and any other fees allocated to all classes of shares of a Fund based on average daily net assets, but exclusive of interest, taxes, the Service Fee, the Distribution Fee, commissions and other expenses incidental to portfolio transactions and any other class-specific expenses) in excess of 1.25% per year of such Fund's (0.35% for the Money Market Fund) average daily net assets.



                                  FEE WAIVERS



    In order to improve the yield and total return of a Fund, SM&R may, from time to time, voluntarily waive or reduce all or any portion of its advisory fee, administrative fee and/or assume certain or all expenses of that Fund while retaining its ability to be reimbursed for such fees prior to the end of the fiscal year. SM&R may rescind fee waivers and/or reductions, other than those stated in the Administrative Agreement, at any time without notice to investors. SM&R has voluntarily agreed to waive the advisory fee for the Tax Free Fund and reimburse expenses incurred by the Government Bond and Primary Funds to the extent that total expenses exceed average daily net assets as follows: Primary Fund - 0.80% and the Government Bond Fund -1.00%.



    During the years ended August 31, 1998, 1997, and 1996, SM&R reimbursed the
Company a total of [    ], $162,949 and $237,833, respectively for expenses of
the Funds in excess of the expense limitation and/or any undertaking then in existence. SM&R reimbursed expenses for each Fund during these periods as
follows: [    ], $15,547, and $43,795, respectively, for the Government Bond
Fund; $[    ], $73,202 and $107,943, respectively for the Tax Free Fund; and
$[    ], $74,200 and $86,095, respectively, for the Primary Fund. During these periods, the Money Market Fund had not yet commenced operations.



    The administrative service fee is payable to SM&R whether or not the actual expenses to SM&R for providing administrative services is more or less than the amount of such fee. For the years ended August 31, 1998, 1997, and 1996, SM&R
received administrative service fees from the Company of [        ], $169,811
and $139,189, respectively. SM&R received administrative service fees for each
Fund during these periods as follows: $[    ], $56,616 and $53,063,
respectively, for the Government Bond

Fund; $[    ], $50,224, and $22,940, respectively for the Tax Free Fund; and
$[    ], $176,167, and $63,186, respectively, for the Primary Fund.



                  SHAREHOLDER SERVICING AND DISTRIBUTION PLAN



    The Company adopted a Distribution and Shareholder Servicing Plan (the "12b-1 Plan") pursuant to Rule 12b-1 under the 1940 Act for the Class A, Class B, Class C, and Class J shares of the Government Bond Fund and the Tax Free Fund (as defined above, the "Multi-Class Funds"). The 12b-1 Plan provides that SM&R will provide distribution and/or shareholder services to the Class A, Class B, and Class C shares of the Multi-Class Funds (the "12b-1 Classes").



    For each 12b-1 Class, SM&R is entitled to receive a Distribution Fee and/or Service Fee, as applicable, computed as an annual percentage of the value of the average daily net assets of the Multi-Class Fund attributable to that Class, as follows:


                                                                                  DISTRIBUTION                  TOTAL 12b-1
CLASS                                                                                  FEE        SERVICE FEE       FEE
-------------------------------------------------------------------------------  ---------------  -----------  -------------
Class T Shares: Existing Shareholders..........................................           -0-            -0-           -0-
Class A Shares: Front-End Load.................................................           -0-            .25%         0.25%
Class B Shares: Back-End Load (CDSC)...........................................           .50%           .25%         0.75%
Class C Shares: Level Load.....................................................           .75%           .25%         1.00%
Class J Shares: Network........................................................           .75%           -0-          0.75%
Class Y Shares: Institutional..................................................           -0-            -0-           -0-

------------------------


(1) The Distribution Fee and/or Service Fee, as applicable, to be paid under the 12b-1 Plan will be calculated daily (as a percentage of average daily net assets) and paid periodically.



    The purpose of the Distribution Fee is to compensate SM&R, or enable SM&R to compensate other persons, including any distributor of shares of the 12b-1 Classes, for services that are primarily intended to result in or primarily attributable to the sale of the 12b-1 Classes ("Selling Services"). The purpose of the Service Fee is to compensate SM&R, or enable SM&R to compensate other persons, for providing ongoing servicing to shareholders of the Funds ("Shareholder Services").



    "Selling Services" include the training and supervision of sales personnel; advertising, marketing, and other promotional expenses, including the costs of preparing and printing sales literature; printing prospectuses and statements of additional information and distributing them to prospective investors in 12b-1 Classes; and distributing shares of the 12b-1 Classes. Payments for Selling Services may include payment for overhead and other office expenses that are related to the distribution of the 12b-1 Classes. SM&R also may reimburse the expenses of persons who provide support services in connection with the distribution of the 12b-1 Classes, and may make payments to financial intermediaries that sell shares of the 12b-1 Classes. "Shareholder Services" include all forms of shareholder liaison services that SM&R deems appropriate, including maintaining shareholder accounts, providing shareholder liaison services, responding to customer inquiries, and providing shareholders with information on their investments and about the 12b-1 Classes.



    The 12b-1 Plan, and any related agreement, continues in effect with respect to a 12b-1 Class only if such continuance is specifically approved at least annually by either the Board or the shareholders of that 12b-1 Class and, in either case, by a majority vote of those directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of this Plan or in such agreement (the "Independent Directors"), cast in person at a meeting called for the purpose of voting on this Plan and/or the related agreement. The 12b-1 Plan may be terminated with respect to any 12b-1 Class at any time, by vote of a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the relevant Class.

    Any distribution and shareholder services agreement related to the 12b-1 Plan terminates automatically upon its assignment. Moreover, with respect to each 12b-1 Class of a Multi-Class Fund, any distribution and shareholder services agreement related to that 12b-1 Class may be terminated at any time, without the payment of any penalty, (1) by the Board or by a vote of the 12b-1 Class' outstanding shareholders, on 60 days written notice to SM&R, or (2) by SM&R, on 60 days written notice to the Company.



    The 12b-1 Plan provides that it may not be amended with respect to any 12b-1 Class of a Multi-Class Fund to increase materially the amount of the fees described in such Plan without approval of the shareholders of the relevant Class. All material amendments to the Plan also must be approved by the Board in the manner described above and in the 12b-1 Plan.



    In each year during which this Plan remains in effect with respect to a 12b-1 Class, SM&R (and any other person authorized to direct the disposition of monies paid or payable by the relevant Fund pursuant to the Plan or any related agreement) will prepare and furnish to the Board, and the Board will review, at least quarterly, written reports complying with the requirements of Rule 12b-1, which set out the amounts expended under this Plan and the purposes for which those expenditures were made. The obligations of the Company and each Fund under the 12b-1 Plan will not be binding upon any of the directors, shareholders, nominees, officers, employees or agents, whether past, present or future, of the Company, individually, but are binding only upon the assets and property of the Company and the relevant Funds or Funds, as provided in the Company's Articles of Incorporation.


                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION


    SM&R, which supervises the Company's investments, is responsible for effecting portfolio transactions through eligible securities brokers and dealers, subject to the general supervision of the Company's Board of Directors. Investment decisions are made by an Investment Committee of SM&R, and orders are placed by persons supervised by that committee.



    There is no arrangement or intention to place orders with any specific broker or group of brokers. The paramount factors considered by SM&R in placing orders are efficiency in the execution of orders and obtaining the most favorable prices for the Company in both purchases and sales of portfolio securities. In seeking the best prices and executions, purchases and sales of securities which are not listed or traded on a securities exchange are generally executed with a principal market maker acting as principal. SM&R continuously evaluates the brokerage fees paid by each Fund to any affiliated person by comparing such fees to those paid by other investment companies for similar transactions as reported in various industry surveys.



    Whenever the primary consideration of best price and best execution is met to the satisfaction of SM&R, the brokers and dealers selected will include those who provide supplementary statistical and research services. Such research services include advice as to the advisability of investing in, purchasing or selling securities, as well as analyses and reports concerning securities, economic factors and trends. While SM&R is able to fulfill its obligation to the Company without such information, its expenses might be materially increased if it had to obtain and assemble such information through its staff. However, the value of such information is not determinable. SM&R also uses such information when rendering investment advisory services to the SM&R Equity Funds, Investment Accounts and to American National and its other accounts.



    SM&R will authorize each Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if it determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer. Generally, the Funds pay higher than the lowest commission rates available.

    During the years ended August 31, 1998, 1997, and 1996, the Company paid no brokerage fees for transactions in portfolio securities. No brokerage commissions have been paid during the period to any broker which is an affiliated person of the Company, which is an affiliated person of a broker which is an affiliated person of the Company or an affiliated person of which is an affiliated person of the Company or SM&R.



    Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, and subject to seeking the best price and execution, the Company may give consideration to sales of shares of the Company as a factor in the selection of brokers and dealers to execute Company portfolio transactions.



    If purchases or sales of securities of the Fund and one or more other investment companies or clients managed by SM&R are considered at or about the same time, transactions in such securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by SM&R, taking into account the respective sizes of the Fund and such other investment companies and clients and the amount of securities to be purchased or sold.



    The Board has determined that such ability to effect simultaneous transactions may be in the best interests of each Fund. It is recognized that in some cases these practices could have a detrimental effect upon the price and volume of securities being bought and sold by each Fund, while in other cases these practices could produce better executions.


                                 CAPITAL STOCK


    The Company's authorized capital stock consists of Six Billion (6,000,000,000) shares of common stock with a par value of $0.01 per share, issuable in separate series. Currently four such series have been established - the Government Bond Fund, the Tax Free Fund, the Primary Fund and the Money Market Fund. All shares are equal with respect to distributions from income and capital gains. There are no conversion, pre-emptive or other subscription rights. In the event of liquidation, each share is entitled to an equal portion of all the Company's assets after all debts and expenses have been paid.



    Each share is entitled to one vote, and the Company's shares have non-cumulative voting rights with respect to election of directors. This means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors if they so choose, and in such event, holders of the remaining shares will not be able to elect any directors.



    Prior to the Company's offering of any shares to investors, SM&R provided the Company with initial capital by purchasing 100,000 shares of the Primary Fund at a purchase price of $1.00 per share and 10,000 shares of the Government Bond Fund at a purchase price of $10.00 per share. In addition, SM&R purchased an additional 190,000 shares of the Government Bond Fund at a purchase price of $10.00 per share, and American National purchased 400,000 shares of the Government Bond Fund at a price of $10.00 per share. Such additional shares of the Government Bond Fund were acquired by SM&R and American National in connection with the formation of the Company, were acquired for investment and can be disposed of only by redemption.



    The Tax Free Fund initial capital was provided by SM&R through the purchase of 10,000 shares at a price of $10.00 per share. In addition, SM&R purchased an additional 90,000 shares and American National purchased 500,000 shares at a price of $10.00 per share. These additional shares were acquired by SM&R and American National in connection with the formation of the Fund for investment and can only be disposed of by redemption.



    SM&R provided the initial capital to the Money Market Fund by purchasing
[        ] shares of that Fund at $1.00 per share.

    Both SM&R's and American National's shares will be redeemed only when permitted by the 1940 Act and when the other assets of the Fund are large enough that such redemption will not have a material adverse effect upon investment performance.


          PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED


    Certificates representing shares purchased are not ordinarily issued in an effort to minimize the risk of loss or theft. Most investors do not choose to receive certificates for their shares as this eliminates the problem of safekeeping and facilitates redemptions and transfers. However, a confirmation will be sent to the investor promptly after each share purchase. The investor will have the same ownership rights with respect to shares purchased as if certificates had been issued. Investors may receive a certificate representing shares by making written request to SM&R. If a certificate is requested, it will normally be forwarded to the investor within 14 days after receipt of the request. SM&R reserves the right to charge a small administrative fee for issuance of any certificates. Certificates will not be issued for fractional shares (although fractional shares remain in your account on the books of each Fund).



    All purchases must be in (or payable in) U.S. dollars. All checks must be drawn in U.S. dollars on a U.S. bank. Investors will be subject to a service charge on dishonored checks. The Company reserves the right to reject any order for the purchase of its shares when in the judgment of management such rejection is in the best interests of the Company.


                        DETERMINATION OF NET ASSET VALUE


GOVERNMENT BOND FUND AND TAX FREE FUND



    The net asset value per share of each of the Government Bond and Tax Free Fund's shares is determined by adding the market value of its portfolio securities and other assets, subtracting liabilities, and dividing the result by the number of the relevant Fund's shares outstanding. Expenses and fees of each such Fund, including the advisory fee and the expense limitation reimbursement, if any, are accrued daily and taken into account in determining net asset value. The portfolio securities of the Company are valued as of the close of trading on each day when the New York Stock Exchange is open for trading other than customary national business holidays and SM&R's business holidays, as described in the Prospectuses . Securities listed on national securities exchanges are valued at the last sales price on such day, or if there is no sale, then at the closing bid price therefor on such day on such exchange. The value of unlisted securities is determined on the basis of the latest bid prices therefor on such day. Debt obligations that are issued or guaranteed by the U.S. Government, its agencies, authorities, and instrumentalities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and seasoning differential. Securities in corporate short-term notes are valued at cost plus amortized discount, which approximates market value. If no quotations are available for a security or other property, it is valued at fair value as determined in good faith by the Board on a consistent basis.



PRIMARY FUND



    The net asset value per share of the Primary Fund is determined by adding the market value of its portfolio securities and other assets, subtracting liabilities, and dividing the result by the number of such Fund's shares outstanding. Expenses of the Primary Fund, if any, are accrued daily and taken into account in determining the net asset value. The portfolio securities of the Primary Fund are valued as of 3:00 p.m. Central Time on each business day and on any other day in which there is a sufficient degree of trading in such Fund's investment securities that the current net asset value of such Fund shares might be materially affected by changes in the value of its portfolio of investment securities, other than customary national business holidays and SM&R's business holidays. Securities listed on national exchanges are valued at the last sales price on such day, or if there is no sale, then at the closing bid price therefor on such day on such exchange. The value of unlisted securities is determined on the basis of the latest bid prices therefor on such day. Securities in corporate short-term notes are valued at cost plus amortized discount, which approximates market value. If no quotations are available for a security or other property, it is valued at fair value as determined in good faith by the Board of Directors of the Company on a consistent basis.



    Securities subject to floating or variable interest rates with demand features in compliance with applicable Rules of the Securities and Exchange Commission may have stated maturities in excess of one year.



MONEY MARKET FUND



    The Money Market Fund values all of its securities using the amortized cost valuation method, which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The other Funds use the amortized cost method only for valuing debt securities having maturities of 60 days or less. Debt securities with maturities in excess of 60 days are valued on the basis of prices provided by a independent pricing service or brokers.



    During periods of declining interest rates, the daily yield on shares of the Money Market Fund may tend to be higher than a like computation made by funds with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Money Market Fund results in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund with identical investments utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.



    The valuation of the Money Market Fund's instruments based upon amortized cost is subject to the Fund's adherence to certain conditions with respect to its operation. The Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments having a remaining maturity of one year or less, and invest only in securities that the Board determines to be of high quality with minimal credit risks.



    Pursuant to the rules of the Securities and Exchange Commission, the Money Market Fund follows procedures established by the Board that are designed to stabilize, to the extent reasonably possible, the Money Market Fund's net asset value at $1.00 per share. There can be no assurance that the Money Market Fund will at all times be to maintain a continuous $1.00 net asset value per share. These procedures include a review of the extent of any deviation of net asset value per share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 per share amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Board will consider whether any action shall be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Where the Board believes the extent of any deviation from the Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, it shall cause the Money Market Fund to take such action as it deems appropriate to eliminate or to reduce to extent reasonably practicable such dilution or unfair results, which may include: redeeming of shares in kind; selling portfolio instruments prior to maturity to realize capital gains or losses; shortening the Fund's average maturity; or withholding dividends.

                        DETERMINATION OF OFFERING PRICE



GOVERNMENT BOND FUND AND TAX FREE FUND



    Shares of the Money Market Fund and the Primary Fund are offered at net asset value without the imposition of any sales charge on purchases or redemptions. Full and fractional shares of the Government Bond Fund and Tax Free Fund are purchased at the offering price, which is the net asset value next determined after receipt of a purchase plus any applicable sales charge. The sales charge is a percentage of the net asset value per share and will vary as shown below. Purchases received by SM&R at its office in Galveston, Texas prior to 3:00 p.m., Central Time, will be executed at the applicable offering price determined on that day. Purchases received thereafter will be executed at the offering price determined on the next business day.



CLASS T SHARES (EXISTING SHAREHOLDERS)



    The offering price of the Class T Shares of the Government Bond Fund and Tax Free Fund is the net asset value per share plus a sales charge computed at the rates set forth in the following table: Class T shares are subject to an initial sales charge of up to 4.5% of the public offering price. Certain purchasers of Class T shares may qualify for a reduction or waiver of initial sales charges, as set forth in the chart below and under "Special Purchase Plans" below and "Reduction and/or Waiver of Initial Sales Charges" in the Prospectuses. If you invest $500,000 or more in Class T shares, there is no initial sales charge.



    The offering price of Class T shares is the next determined net asset value plus a sales charge, if applicable, (expressed as a percentage of the offering price) shown in the following table:



                                                                                DISCOUNT TO SELECTED
                                          SALES CHARGE AS A  SALES CHARGE AS A      DEALERS AS A
                                            PERCENTAGE OF    PERCENTAGE OF NET      PERCENTAGE OF
AMOUNT OF INVESTMENT                       OFFERING PRICE     AMOUNT INVESTED      OFFERING PRICE*
----------------------------------------  -----------------  -----------------  ---------------------
Less than $100,000......................        4.5%               4.7%                 4.0%
$100,000 but less than $250,000.........        3.5%               3.6%                 3.0%
$250,000 but less than $500,000.........        2.5%               2.6%                 2.0%
$500,000 and over.......................        None               None                 None


------------------------


* For Class T shares (as well as for shares of the Primary and Money Market Funds), SM&R may, in certain circumstances, provide compensation (from its own profits and resources) to broker-dealers in addition to these discounts.



CLASS A SHARES (FRONT-END LOAD)



    Class A shares are subject to an initial sales charge of up to 4.75% of the public offering price and an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares. Certain purchasers of Class A shares may qualify for a reduction or waiver of initial sales charges, as set forth in the chart below and under "Special Purchase Plans" below and "Reduction and/or Waiver of Initial Sales Charges" in the Prospectuses. If you invest $1 million or more in Class A shares, there is no initial sales charge, but such shares will be subject to a contingent deferred sales charge ("CDSC") of 1.00% of the offering price on redemptions within 13 months of purchase.

    The offering price of Class A shares is the next determined net asset value plus a sales charge (expressed as a percentage of the offering price) shown in the following table:



                                                                                   DISCOUNT TO
                                          SALES CHARGE AS   SALES CHARGE AS A  SELECTED DEALERS AS
                                          A PERCENTAGE OF   PERCENTAGE OF NET    A PERCENTAGE OF
AMOUNT OF INVESTMENT                       OFFERING PRICE    AMOUNT INVESTED     OFFERING PRICE*
----------------------------------------  ----------------  -----------------  -------------------
Less than $50,000.......................       4.75%             [    ]               3.75%
$50,000 but less than $100,000..........        4.5%              4.7%                4.0%
$100,000 but less than $250,000.........        3.5%              3.6%                3.0%
$250,000 but less than $500,000.........        2.5%              2.6%                2.0%
$500,000 but less than $100,000,000.....        1.5%             [    ]               1.00%
$1,000,000 and over*....................       None**             None                None


------------------------


 * For Class A shares (as well as for shares of the Primary and Money Market Funds), SM&R may, in certain circumstances, provide compensation (from its own profits and resources) to broker-dealers in addition to these discounts.



**  Subject to a CDSC of 1.00% on shares redeemed within 13 months of purchase.



    CLASS B SHARES (BACK-END LOAD)



    An investor pays no initial sales charge upon the purchase of Class B shares, but such shares are subject to a CDSC that declines from 3.00% to zero, calculated as a percentage of the amount invested, imposed on certain redemptions made within four years of purchase. Class B shares are subject to an annual 12b-1 fee of 0.75% of the average daily net asset value of the Class B shares.



    Class B shares are sold at net asset value subject to a contingent deferred sales charge (expressed as a percentage of the offering price) shown in the following table:



                                                          CONTINGENT DEFERRED SALES CHARGE
                                                    (AS A PERCENTAGE OF OFFERING PRICE AT TIME OF
                                                                PURCHASE OR NET ASSET
                                                     VALUE AT THE TIME OF PURCHASE, WHICHEVER IS
YEARS SINCE PURCHASE                                                    LESS)
-------------------------------------------------  -----------------------------------------------
Year 1...........................................                        3%
Year 2...........................................                        2%
Year 3...........................................                        1%
Year 4+..........................................                        0%



    If the net asset value of shares being redeemed has increased above the initial purchase price, no CDSC is imposed on amounts attributable to such increase in net asset value. No CDSC is assessed on shares derived from reinvestment of dividends or capital gain distributions. The Company will minimize any applicable CDSC payable by assuming that an investor (i) first redeems Class B shares owned through reinvested dividends and capital gains distributions, and (ii) next redeems Class B shares held the longest.



    Class B shares convert automatically to the appropriate number of Class A shares of equal dollar value after the investor has owned the Class B shares for eight (8) years. Dividends and other distributions paid to an investor in the form of additional Class B shares also will convert to Class A shares on a pro-rata basis. The conversion benefits shareholders because Class A shares are not subject to an ongoing Distribution Fee. If an investor converts Class B shares of a Multi-Class Fund for Class B shares another fund in the SM&R Family of Funds, the purchase date of the original investment will be used to determine the appropriate conversion date.

    CLASS C SHARES (LEVEL LOAD)



    A sales charge of 1.00% is assessed on initial investments in Class C shares as a percentage of offering price. A contingent deferred sales charge of 1.00% is also assessed on redemptions of Class C shares during the first thirteen months after purchase. Class C shares are subject to an annual 12b-1 fee of 1.00% of the average daily net asset value of the Class C shares.



    CLASS Y SHARES AND CLASS J SHARES



    Class Y Shares are no-load shares of the Multi-Class Funds that are available to institutions and certain other investors, as described in the Prospectus for the Class Y Shares. Class J Shares are no-load shares of the Multi-Class Funds that are offered through certain financial intermediaries (such as broker-dealers, investment advisers, and mutual fund "marketplaces") that have distribution agreements with SM&R. Like the Single Class Shares, Class Y Shares and Class J Shares are offered at net asset value without the imposition of any sales charge on purchases or redemptions or any distribution and service ("12b-1") fees. Accordingly, the Offering Price for Class Y Shares and Class J Shares of each Multi-Class Fund is that Class' net asset value.


                             SPECIAL PURCHASE PLANS


    DISCOUNTS THROUGH CONCURRENT PURCHASES. Investors may qualify for a reduced sales charge on Class T shares or Class A shares. To qualify, the investor may investors may combine concurrent purchases of Class T shares of a Multi-Class Fund and the Class T shares of another Multi-Class Fund at the respective sales charges applicable to each. Investors may likewise combine concurrent purchases of Class A Shares of the Multi-Class Funds.



    Investors that are eligible to combine concurrent purchases to qualify for a reduced sales charge include:



    (1) Any individual;



    (2) Any individual, his or her spouse, and trusts or custodial accounts for their minor children;



    (3) A trustee or fiduciary of a single trust estate or single fiduciary account.



    DISCOUNTS THROUGH A RIGHT OF ACCUMULATION. If you already own Class T or Class A shares of another fund in the SM&R Family of Funds, you may be able to receive a discount when you buy additional shares. The offering value of the shares you already own may be "accumulated"--I.E., combined together with the offering value of the new shares you plan to buy--to achieve quantities eligible for discount.



    LETTER OF INTENT. You may qualify immediately for a reduced sales charge the Letter of Intent section of the Account Application. Shareholders may qualify for a reduced sales charge on purchases of Class T shares and Class A shares of funds in the SM&R Family of Funds by completing a Letter of Intent (See "Letter of Intent" in the Prospectuses). A minimum initial investment equal to 10% of the amount necessary for the applicable reduced sales charge is required when a Letter of Intent is executed. Investments made under a Letter of Intent will purchase shares at the total sales charge rate applicable to the specified total investment. SM&R will hold in escrow from the initial investment shares equal to 5% of the amount of the total intended investment. Such escrow shares may not be exchanged for or reinvested in shares of another fund and, subject to the right of early cancellation described below, will not be released until the amount purchased equals the commitment set forth in the Letter of Intent. If the intended investment is not completed during the 13-month period, the difference between the sales charge actually paid and the sales charge applicable to the total of such purchases made will be deducted from the escrow shares if not paid by the investor within twenty days after the date notice thereof has been mailed to such investor.

    A Letter of Intent agreement can be canceled prior to the end of the 13-month period and escrow shares released to the investor if the investor pays the difference between the sales charge paid and the sales charge applicable to the amount actually invested and agrees that such Letter of Intent agreement is canceled and no longer in effect.



    The offering value of the shares of funds in the SM&R Family of Funds currently owned may also be included in the aggregate amount of an investment covered by a Letter of Intent.



    For example, if an investor owns shares of the Government Bond Fund, the Tax Free Fund or shares of one or more SM&R Equity Funds currently valued at $80,000 and intends to invest $25,000 over the next thirteen months in the Government Bond Fund and/or the Tax Free Fund, such investor may execute a Letter of Intent and the entire $25,000 will purchase shares of either or all of such funds at the reduced sales charge rate applicable to an investment of $100,000 or more. A Letter of Intent does not represent a binding obligation on the part of the investor to purchase or the Government Bond Fund or the Tax Free Fund to sell the full amount of shares specified.



    WAIVER OF INITIAL SALES CHARGE FOR SPECIAL PURCHASERS. After receipt of written request by SM&R, Class T shares of the Government Bond Fund and the Tax Free Fund may be purchased by certain purchasers designated in the Class T Prospectus at net asset value per share without the imposition of any sales charge. The reduced sales charge rates set forth in the table above apply to purchases of shares of the Government Bond Fund and the Tax Free Fund, either singly or in combination with purchases of shares of the SM&R Equity Funds at the respective sales charges applicable to each, made at one time by: (1) Any individual; (2) Any individual, his or her spouse, and trusts or custodial accounts for their minor children; (3) A trustee or fiduciary of a single trust estate or single fiduciary account.



    Purchases in the Government Bond Fund will also receive a reduction in sales charge pursuant to the rates set forth in the table above for purchases either singly or in combination with purchases of shares of the SM&R Equity Funds at the respective sales charges applicable to each, made at one time by: (1) Tax-exempt organizations specified in Sections 501(c)(3) or (13) of the Internal Revenue Code, or employees' trusts, pension, profit-sharing, or other employee benefit plans qualified under Section 401 of the Internal Revenue Code; and (2) Employees or employers on behalf of employees under any employee benefit plan not qualified under Section 401 of the Internal Revenue Code.



    Furthermore, purchases by any "company" or employee benefit plans not qualified under Section 401 of the Internal Revenue Code will qualify for the above quantity discounts only if the Company will realize economies of scale in sales effort and sales related expenses as a result of the employer's or the plan's bearing the expense of any payroll deduction plan, making the Company's prospectus available to individual investors or employees, forwarding investments by such employees to the Company, and the like.



    The rates set forth above are applicable to single, lump sum purchases made under the provisions of the preceding paragraphs 1, 2 and 3 and to qualified investments under a "Letter of Intent" or under the "Accumulation Privilege" as described in the Prospectus for the Class T shares.



    REDUCTION AND/OR WAIVER OF CONTINGENT DEFERRED SALES CHARGE (CLASS B SHARES). Contingent deferred sales charges on Class B shares will be waived on redemptions:



    (1) following the shareholder's (or in the case of joint accounts, all registered joint owners') death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code (the "Code") (provided SM&R is notified of such death or disability at the time of the redemption request and is provided with satisfactory evidence of such death or disability);



    (2) in connection with certain distributions from IRAs, custodial accounts maintained pursuant to Code Section 403(b), and plans qualified under Code Section 401 (collectively, "Retirement Plans"); or

    (3) not exceeding 10% per year of the amount otherwise subject to the CDSC (amounts not subject to a CDSC, such as appreciation and reinvested dividends, are withdrawn first).



    Waiver category (1) above applies only to redemptions:



    (i) made within one year following death or initial determination of disability; and



    (ii) of Class B share held at the time of death or initial determination of disability.



    Waiver category (2) above applies only to redemptions resulting from:



    (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older;



    (ii) in kind transfers of assets where the participant or beneficiary notifies SM&R of such transfer no later than the time such transfer occurs;



   (iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B shares of one or more funds in the SM&R Family of Funds;



    (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and



    (v) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.



    SYSTEMATIC INVESTMENT PLAN AND ELECTRONIC TRANSFER SERVICE. All Funds provide a convenient, voluntary method of purchasing their shares through "Systematic Investment Plan and Electronic Transfer Service" (a "Plan" or "Plans"). The principal purposes of such Plans are to encourage thrift by enabling investors to make regular purchases in amounts less than normally required, and, in the case of the Government Bond Fund and the Tax Free Fund, to employ the principle of dollar cost averaging described below. INVESTORS SHOULD BE AWARE THAT ANY APPLICABLE SALES CHARGE WILL APPLY TO PURCHASES MADE THROUGH A PLAN.



    By acquiring shares of the Government Bond Fund and the Tax Free Fund on a regular basis pursuant to a Plan, or investing regularly on any other systematic plan, the investor takes advantage of the principle of Dollar Cost Averaging. Under Dollar Cost Averaging, if a constant amount is invested at regular intervals at varying price levels, the average cost of all the shares will be lower than the average of the price levels. This is because the same fixed number of dollars buys more shares when price levels are low and fewer shares when price levels are high. It is essential that the investor consider his or her financial ability to continue this investment program during times of market decline as well as market rise. The principle of Dollar Cost averaging will not protect against loss in a declining market, as a loss will result if the Plan is discontinued when the market value is less than cost.



    A Plan may be opened by indicating an intention to invest $20 or more (per individual) in the Government Bond Fund or the Tax Free Fund or $100 or more in the Primary Fund or Money Market Fund monthly for at least one year. The investor will receive a confirmation showing the number of shares purchased, purchase price, and subsequent new balance of shares accumulated.



    An investor has no obligation to invest regularly or to continue participating in a Plan, which may be terminated by the investor at any time without penalty. Under a Plan, any distributions of income and realized capital gains will be reinvested in additional shares at net asset value unless a shareholder instructs SM&R in writing to pay them in cash. SM&R reserves the right to increase or decrease the amount required to open and continue the Plan, and to terminate any shareholder's right to participate in the Plan if after one year the value of the amount invested is less than $100 in the Government Bond Fund or the Tax Free Fund or $1,000 in the Primary Fund or Money Market Fund.

    GROUP SYSTEMATIC INVESTMENT PLAN. A Group Systematic Investment Plan provides employers and employees with a convenient means for purchasing shares of the Company under various types of employee benefit and thrift plans, including payroll deduction and bonus incentive plans. The plan may be started with an initial cash investment of $100 ($20 per individual) in the Government Bond Fund or the Tax Free Fund or $1,000 in the Primary Fund or Money Market Fund for a group consisting of five or more participants. The shares purchased by each participant under the Plan will be credited to a separate account in the name of each investor in which all dividends and capital gains will be reinvested in additional shares of the applicable Fund at net asset value (plus a sales charge, if applicable). Such reinvestments will be made at the start of business on the day following the record date for such dividends and capital gains distributions. To keep his or her account open, subsequent payments in the amount of $20 must be made into each participant's account. If the group is reduced to less than five participants, the minimums set forth under "Systematic Investment Plan and Electronic Transfer Service" shall apply. The plan may be terminated by SM&R or the shareholder at any time upon sixty (60) days' prior written notice.



EXCHANGE PRIVILEGE



    Exchanges shall be permitted, without charge, between each class of Shares of a Fund and the corresponding class of another fund in the SM&R Family of Funds on terms described in the Prospectuses. Investors also may exchange shares of a class of a Multi-Class Fund for shares of a Single-Class Fund, and visa-versa, and may exchange shares of one class of a Multi-Class Fund for shares of another class of that Fund. An investor exchanging shares must meet any minimum investment requirement for any shares the investor wishes to acquire, and must pay any applicable sales charge.



    Investors may acquire, through an exchange, shares of a class with a CDSC. For purposes of determining any CDSC an investor must pay if the investor redeems those acquired shares, the length of time such acquired shares have been held will be calculated from the date that the investor initially purchased shares in the relevant fund the SM&R Family of Funds, rather from the date the investor exchanged those shares for the shares subject to a CDSC. In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally other shares held by the shareholders for the longest period of dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption.



    Shares of any fund in the SM&R Family of Funds held in escrow under a Letter of Intent are not eligible for the exchange privilege. Such shares will not be released from escrow until the balance invested during the period specified in the Letter of Intent equals or exceeds the amount required to be invested under the Letter of Intent or the shareholder requests, in writing, that the Letter of Intent be canceled and pays any adjustments in sales charge. After release from escrow, shares may be exchanged, provided all other applicable conditions are met.



    The exchange privilege does not give an investor the option or right to purchase securities, but is a revocable privilege permitted under the present policies of each of the Funds. SM&R reserves the right to restrict the frequency of or otherwise modify, condition, terminate or impose additional charges upon the exchange privilege. Any gain or loss realized on an exchange or re-exchange may be recognized for federal and state income tax purposes. You should consult your tax advisor for the tax treatment and effect of exchanges.



    The minimum number of shares of a Fund that may be exchanged is the number of shares of the that Fund that have a net asset value on the date of such exchange that is equal to the minimum initial or subsequent investment, as the case may be, of the Fund or SM&R Equity Funds into which the exchange is being made.

                                   REDEMPTION


    Any shareholder may redeem all or any part of his shares by submitting a written request to SM&R as the Company's agent for such purpose. Such requests must be duly executed by each registered owner and must be accompanied by certificates endorsed for transfer, if certificates have been issued, with signatures guaranteed by an "eligible guarantor institution" as discussed in the Prospectuses. No signature guarantees are required on the written request for redemption by a shareholder of record when payment is to be made to such shareholder of record at such shareholder's address of record and the value of the shares redeemed is $25,000 or less. In all other cases the signatures on the request for redemption, as well as on certificates being tendered, must be guaranteed. On all redemption requests for joint accounts, the signatures of all joint owners are required. Redemptions may also be requested by telephone, see "HOW TO REDEEM" in the Prospectuses. Corporations, executors, divorced persons, administrators, trustees or guardians will be required to submit further documentation. Any applicable CDSC must be paid upon redemption.



    Shares are redeemed at the net asset value per share next computed after the request and certificates, if any, are received in "Proper Form" as set forth above. Any applicable CDSC must be paid at the time of redemption. (See "HOW TO REDEEM" in the Prospectuses). A shareholder may receive more or less than he paid for his shares, depending on the prevailing market value of the portfolio value of the Fund being redeemed and the applicable CDSC.



    Redemption checks are delivered as soon as practicable and normally will be sent to the investor within seven days following the date on which redemption is made.



    At various times the Company may be requested to redeem shares for which it has not yet received good payment for prior purchases of Company shares. Accordingly, proceeds of the Company will not be paid until good payment has been received which could be as much as fifteen business days after the purchase, or until SM&R can verify that good payment (for example, cash or certified check on a United States bank) has been, or will be, collected for the purchase of such shares.



    The right of redemption is subject to suspension and payment therefor postponed during any period when the New York Stock Exchange is closed other than customary weekend or holiday closings, or during which trading on such Exchange is restricted; for any period during which an emergency exists, as a result of which disposal by the Company of its securities is not reasonably practicable or it is not reasonably practicable for the Company to fairly determine the value of its net assets; or for such other periods as the Commission has by order permitted such suspension for the protection of the Company's security holders.



    The Company has made an election under the 1940 Act to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of (i) $250,000 or (ii) 1% of the net asset value of the Company at the beginning of such period. The Company may pay the redemption price, if any, in excess of the amounts described above in whole or in part in portfolio securities, at the market value thereof determined as of the close of business next following receipt of the request in proper form, if deemed advisable by the Board of Directors. In such case a shareholder would incur brokerage costs if he sold the securities received.



                           SYSTEMATIC WITHDRAWAL PLAN



    As described in the Prospectuses under "Systematic Withdrawal Plan," the Fund have a Systematic Withdrawal Plan pursuant to which shareholders having an account value of $5,000 or more to automatically withdraw a minimum of $50 monthly or quarterly. It may not be advisable for shareholders to maintain a Withdrawal Account while concurrently purchasing shares of the Government Bond Fund or the Tax Free Fund because of the sales charge or CDSC (as applicable) involved in additional purchases. A shareholder should carefully consider such purchases and contact his or her financial adviser regarding their advisability.

    A Systematic Withdrawal Plan provides for regular monthly or quarterly payments to the account investor or his designee through redemption of a portion of the shares held in the account. Some portion of each withdrawal may be taxable gain or loss to the account investor at the time of the withdrawal, the amount of the gain or loss being determined by the investment in the Fund's shares. The minimum, though not necessarily recommended, withdrawal amount is $50. Shares sufficient to provide the designated withdrawal payment are redeemed each month or quarterly on the 20th, or the next succeeding business day, and checks are mailed to reach the investor on or about the lst of the following month. All income dividends and capital gains distributions are automatically reinvested at net asset value, without sales charge. Since each withdrawal check represents proceeds from the sale of sufficient shares equal to the withdrawal, there can be a reduction of invested capital, particularly in a declining market. If redemptions are consistently in excess of shares added through reinvestment of distributions, the withdrawals will ultimately exhaust the capital.



    The shareholder may designate withdrawal payments for a fixed dollar amount, as stated in the preceding paragraph, or a variable dollar amount based on (1) redemption of a fixed number of shares at monthly or quarterly intervals, or (2) redemption of a specified and increasing fraction of shares held at monthly or quarterly intervals. To illustrate the latter option, if an investor wanted quarterly payments for a ten-year period, the first withdrawal payment would be the proceeds from redemption of 1/40th of the shares held in the account. The second payment would be 1/39th of the remaining shares; the third payment would be 1/38th of the remaining shares, etc. Under this option, all shares would be redeemed over the ten-year period, and the payment amount would vary each quarter, depending upon the number of shares redeemed and the redemption price.



    No charge is made for a non-qualified Systematic Withdrawal Plan, and the account investor may change the option or payment amount at any time upon written request received by SM&R no later than the month prior to the month of a scheduled redemption for a withdrawal payment. A Systematic Withdrawal Plan may also be terminated at any time by the account investor or the Fund without penalty.



    Occasionally certain limited types of qualified retirement plans are involved in making investments and withdrawals during the same year. Under such an arrangement, it is possible for the plan to be, in effect, charged duplicate sales charges. In order to eliminate this possibility, each Fund of the Company will permit additional investments, without sales charge, equal to all sums withdrawn, providing the additional investments are made during the next twelve months following the withdrawal or redemption, and providing that all funds withdrawn were for the specific purpose of satisfying plan benefits of participants who have retired, become disabled or left the plan. Furthermore, for a qualified plan to qualify under this provision, the plan must include at least one participant who is a non-owner employee. The Company and SM&R discourage shareholders from maintaining a withdrawal account while concurrently and regularly purchasing shares of the Company although such practice is not prohibited.


                                THE UNDERWRITER


    SM&R serves as principal underwriter of the shares of all Funds of the Company pursuant to an Underwriting Agreement dated July 1, 1993, as amended on
[           ], 1998 (the "Underwriting Agreement"). Such Underwriting Agreement
provides that it shall continue in effect only so long as such continuance is specifically approved at least annually by the Board of Directors of the Company or by vote of a majority of the outstanding voting securities of a Fund and, in either case, by the specific approval of a majority of directors who are not parties to such agreement or not "interested" persons (as defined in the 1940
Act) of any such parties, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement was approved by the Board of Directors of the Company in accordance with such procedures at a meeting held on August 21, 1997. The Underwriting Agreement may be terminated without penalty by vote of the Board of Directors or by vote of the holders of a majority of the outstanding voting securities of the Company, or by SM&R, upon sixty (60) days' written notice and will automatically terminate if assigned (as provided in the 1940 Act).

    As principal underwriter, SM&R continuously offers and sells shares of each Fund of the Company through its own sales representatives and broker-dealers. As compensation for such services, SM&R receives the sales charge, which is the difference between the offering price at which shares are issued and the net asset value thereof. Prior to April 1, 1996, SM&R allowed varying portions of the sales charge to broker-dealers, ranging from a maximum of 4.7% to a minimum of .50% of the net amount invested and from a maximum of 4.0% to a minimum of
 .30% of the public offering price. Effective April 1, 1996, the sales charge allowance to broker-dealers, ranges from a maximum of 4.7% to a minimum of 2.6% of the net amount invested, and from a maximum of 4.0% to a minimum of 2.0% of the public offering price. In connection with purchases of $500,000 or more, SM&R may pay broker-dealers from its own profits and resources, a per annum percent of the amount invested as follows: Year 1--0.35% and Year 2--0.25%. In the third and subsequent years, SM&R may pay 0.075% per annum, in quarterly installments, to those broker-dealers with accounts totaling assets of $1 million or more. The amount of sales charge received and retained by SM&R from the sale of Company shares for the years ended August 31, 1998, 1997, and 1996
was $[   ], $29,337, and $92,706, and [     ], $3,000, and $13,795 respectively.
SM&R reallowed to dealers less than $500 for the years ended August 31, 1998, 1997, and 1996.


                                   CUSTODIAN


    The cash and securities of the Company are held by SM&R, One Moody Plaza, Galveston, Texas, 77550, pursuant to a Custodian Agreement dated July 1, 1993. The Custodian holds and administers the Company's cash and securities as provided for in such Custodian Agreement. The compensation paid to the Custodian is paid by the Company and is based upon and varies with the number, type and amount of transactions conducted by the Custodian.



    SM&R, as custodian, will hold and administer the Company's cash and securities and maintain certain financial and accounting books and records as provided for in such Custodian Agreement.



                    TRANSFER AGENT AND DIVIDEND PAYING AGENT



    SM&R, One Moody Plaza, Galveston, Texas 77550, is the transfer agent and dividend paying agent for the Company pursuant to the Administrative Agreement. A discussion of SM&R's duties as transfer agent is set forth above under "Administrative Service Agreement."



                                    COUNSEL



    The Company's General Counsel is Greer, Herz & Adams, L.L.P. 18th Floor, One Moody Plaza, Galveston, Texas 77550.


                       AUDITORS AND FINANCIAL STATEMENTS


    Tait, Weller & Baker, 8 Penn Center, Philadelphia, PA 19103, have served as the Company's independent auditors for the year ending August 31, 1998. Prior to the year ending August 31, 1998, the Company's financial statements were audited by KPMG Peat Marwick LLP, 700 Louisiana, Houston, Texas 77002 ("KPMG").



    Due to a concern over a potential conflict of interest, KPMG resigned as auditors to the Company. The Board appointed TWB to serve as the independent auditors to the Company for the year ended August 31, 1998. Shareholders of the Company ratified the selection of TWB at a meeting of the Shareholders held on
June   , 1998. For the year ended December 31, 1997, and up to the date of resignation of KPMG, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreement in connection with its report. The independent auditors' report on the 1997 financial statements did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. Each of TWB and KPMG has advised the Company that neither it nor any present member or associate of the relevant firm has any financial interest, direct or indirect, in the Company.



    The Company's Schedule of Investments and audited financial statements for the year ended August 31, 1997, and the Independent Auditors' Report of KPMG dated October 10, 1997 are incorporated herein by reference to post-effective amendment number 10 the Company's registration statement. The Company's unaudited financial statements for the six-month period ended February 28, 1998 are incorporated herein by reference from the Company's Semi-Annual Report dated February 28, 1998.



                        PERFORMANCE AND ADVERTISING DATA



    Quotations of performance may from time to time be used in advertisements, sales literature, shareholder reports or other communications to shareholders or prospective investors. Each Fund's yield and total return fluctuate in response to market conditions and other factors. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. There can be no assurance that the Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.



    Each Fund's performance may be quoted in advertising in terms of yield or total return. All advertisements will disclose the maximum sales charge to which investments in shares of that Fund may be subject. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. An investor should keep in mind when reviewing performance that past performance of a fund is not indicative of future results, but is an indication of the return to the investor only for the limited historical period.



    With respect to those categories of investors who are permitted to purchase shares of a Fund at net asset value, sales literature pertaining to the Fund may quote a current distribution rate, yield, total return, average annual total return and other measures of performance as described elsewhere in this Statement of Additional Information with the substitution of net asset value for the public offering price.



    Sales literature referring to the use of the Company or any of its Funds as a potential investment for Individual Retirement Accounts (IRAs), and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.



    MONEY MARKET FUND--YIELD



    The Money Market Fund will attempt, consistent with safety of principal, to achieve the highest possible yield from its investments. The Money Market Fund's yield is its current investment income expressed in annualized terms. Yield quotations for the Money Market Fund will include an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven-calendar-day period. Yield quotations are calculated by (1) determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, (2) dividing the net change in account value by the value of the account at the beginning of the base period to get the base period return, then
(3) multiplying the base period return by the dividend obtained by dividing 365 by 7. The resulting yield figure is carried to the nearest hundredth of one percent.

    The Money Market Fund's effective yield for a specified seven-calendar-day period is computed by (1) determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, (2) subtracting a hypothetical charge reflecting deductions from shareholder accounts; (3) dividing the difference by the value of the account at the beginning of the base period to get the base period return, and then (4) compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result according to the following formula: EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) 365/7]-1. The resulting yield figure is carried to the nearest hundredth of one percent.



    The calculations include (1) the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any additional share, and (2) all fees (other than nonrecurring fees or sales charges) charged to all shareholder accounts, in proportion to the length of the base period and the Money Market Fund's average account size. The calculations do not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. The yield computation may be of limited use for comparative purposes as charges at the account level will decrease the yield.



    Current and compounded yields fluctuate daily and will vary with factors such as interest rates, the quality and length of maturities and the type investments in the Money Market Fund's portfolio. Neither principal or interest is insured or guaranteed.



    NON-MONEY MARKET FUNDS--YIELD



    Standardized yield for each Fund (other than the Money Market Fund) is computed by dividing the Fund's interest income (in accordance with specific standardized rules) for a given 30-day or one month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income in accordance with specific standardized rules) in order to arrive at an annual percentage rate. The 30-day yield figure is calculated for each class of each Fund according to a formula prescribed by the SEC. The formula can be expressed as follows:



                           Yield = 2[(a-b + 1)(6)-1]



                                       cd



Where:



    a = dividends and interest earned during the period.



    b = expenses accrued for the period (net of reimbursement).



    c = the average daily number of shares outstanding during the period that were entitled to receive dividends.



    d = the maximum offering price per share on the last day of the period.



    For the purpose of determining the interest earned (variable a in the formula) on debt obligations that were purchased by a Fund at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.



    Investors should recognize that, in periods of declining interest rates, the yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the yield will tend to be somewhat lower. In addition, when interest rates are falling, moneys received by the Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite result can be expected to occur.

    Yield information is useful in reviewing the performance of a Fund, but because yields fluctuate, this information cannot necessarily be used to compare an investment in shares of the Fund with bank deposits, savings accounts and similar investment alternatives that often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders of a Fund should remember that yield is a function of the kind and quality of the instruments in the Fund's portfolio, portfolio maturity, operating expenses and market conditions.



    TOTAL RETURN



    Standardized total returns quoted in advertising and sales literature reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, any change in the Fund's net asset value per share over the period and maximum sales charge, if any, applicable to purchases of the Fund's shares. A cumulative total return reflects a Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in a Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gain or loss.



    The average annual total return figures for the Funds described in the Prospectuses are computed for a class according to a formula prescribed by the SEC. The formula can be expressed as follows:



                               P(1 + T)(n) = ERV



Where P             =  a hypothetical initial payment of $1,000;

T                   =  average annual total return;

n                   =  number of years; and

ERV                 =  Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5- or
                       10-year period at the end of a 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.



    The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. The aggregate total return figures described in the Prospectuses represent the cumulative change in the value of an investment in a class for the specified period are computed by the following formula:



Aggregate Total Return              =        ERV        - P
                                           P



Where P             =  a hypothetical initial payment of $1,000; and

ERV                 =  Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5- or
                       10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.



    YIELD AND TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCES.



    A Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund and market conditions. A shareholder's investment in a Fund is not insured or guaranteed. These factors should be carefully considered by the investor before making any investment in any Fund.

    MULTI-CLASS PERFORMANCE



    The Multi-Class Funds converted from a single-class to a multi-class structure in September 1998. That single class of shares was converted to Class T Shares, effective September 15, 1998. Existing shareholders as of September 15, 1998 became shareholders in the Class T Shares.



    The performance calculations for the classes of the Multi-Class Funds, other than the Class T Shares, and any classes that might be created after the Class T Shares, may be stated so as to include the performance of the Fund's Class T Shares. For these purposes, the inception of the Class T Shares is the inception of the Fund. Generally, performance of the Class T Shares will not be restated to reflect the expenses or expense ratio of another class. For example, the inception of performance for the Class A Shares will be deemed to be the inception date of the Class T Shares and the performance of the Class T Shares (based on the Class T Shares' actual expenses) from the inception of Class T Shares to the inception of Class A Shares will be deemed to be the performance of the Class A Shares for that period. For standardized total return calculations, the current maximum initial sales load Class A Shares would be used in determining the total return of Class A Shares as if assessed at the inception of Class T Shares.



                                  COMPARISONS



    To help investors better evaluate how an investment in a Fund might satisfy their investment objective, advertisements and other materials regarding the Company or any of its Funds may discuss various measures of the Fund's performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. The following publications, indices, and averages may be used:



    Dow Jones Composite Average or its Component Averages--an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks (Dow Jones Utilities Average), and 20 transportation company stocks. Comparisons of performance assume reinvestment of dividends.



    Standard & Poor's 500 Stock Index or its Component Indices--an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks, and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.



    The New York Stock Exchange Composite or Component Indices--unmanaged indices of all industrial, utilities, transportation, and finance stocks listed on the New York Stock Exchange.



    Lipper--Mutual Fund Performance Analysis and Lipper--Fixed Income Fund Performance Analysis - measure total return and average current yield for the mutual fund industry. Rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.



    CDA Mutual Fund Report, Published by CDA Investment Technologies, Inc.--analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.



    Mutual Fund Source Book, Published by Morningstar, Inc.--analyzes price, yield, risk and total return for equity funds.



    Financial Publications: the Wall Street Journal and Business Week, Changing Times, Financial World, Forbes, Fortune, and Money Magazines--provide performance statistics over specified time periods.



    Consumer Price Index (Or Cost of Living Index), Published by the U.S. Bureau of Labor Statistics--a statistical measure of change, over time, in the price of goods and services in major expenditure groups.



    Salomon Brothers Broad Bond Index or its Component Indices--The Aggregate Bond Index measures yield, price and total return for Treasury, Agency, Corporate, Mortgage, and Yankee Bonds.

    Standard & Poor's Bond Indices--measures yield and price of Corporate, Municipal, and Government bonds.



    Shearson Lehman Brothers Aggregate Bond Index or its Component Indices--The Aggregate Bond Index measures yield, price and total return for Treasury, Agency, Corporate, Mortgage and Yankee Bonds.



    Shearson Lehman Brothers Municipal Bond Index (SLMBI) or its Component Indices--SLMBI measures yield, price and total return for the municipal bond market.



    Bond Buyer's 20-bond Index--an index of municipal bond yields based upon yields of 20 general obligation bonds maturing in 20 years.



    Bond Buyer's 30-bond Index--an index of municipal bond yields based upon yields of 20 revenue bonds maturing in 30 years.



    Historical Data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill, Lynch, Pierce, Fenner & Smith, Shearson Lehman Hutton and Bloomberg, L.P.



    In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the portfolio of any Fund, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by any Fund to calculate its figures. In addition there can be no assurance that any series of the Company will continue this performance as compared to such other averages.

                           PART C: OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a) Financial Statements:


    The Annual Financial Statements required in the instructions to this Form N-1A are incorporated by reference to the Statement of Additional Information included in Post-Effective Amendment No. 10.



    The Semi-Annual Financial Statements required in the instructions to Form N-1A are included in the Semi-Annual Report to Shareholders dated February 28, 1998, which is incorporated by reference into the Statement of Additional Information.



(b) Exhibits



     1a.Registrant's Articles of Incorporation are incorporated herein by reference to Exhibit 99B.1a to Post-Effective Amendment No. 7 to this form N-1A Registration Statement.



     1b.Registrant's Supplementary Articles of Incorporation are incorporated herein by reference to Exhibit 99B.1b to Post-Effective Amendment No. 7 to this form N-1A Registration Statement.



      2.Registrant's By-Laws are incorporated herein by reference to Exhibit
        99B.2 to Post-Effective Amendment No. 7 to this form N-1A Registration Statement.



      3. Not Applicable.



      4.A specimen of Registrant's stock certificate is incorporated herein by reference to Exhibit 99B.4 to Post-Effective Amendment No. 7 to this form N-1A Registration Statement.



     5a.Registrant's Investment Advisory Agreement is incorporated herein by reference to Exhibit 99B.5 to Post-Effective Amendment No. 7 to this form N-1A Registration Statement.



     5b.Registrant's Investment Advisory Agreement on behalf of the Money Market
        Fund will be filed by amendment.



     6a.Registrant's Underwriting Agreement is incorporated herein by reference to Exhibit 99B.6 to Post-Effective Amendment No. 7 to this form N-1A Registration Statement.



     6b.Registrant's Distribution and Shareholder Servicing Plan is filed herewith.



      7. Not Applicable.



     8a.Registrant's Custodian Agreement is incorporated herein by reference to
        Exhibit 99B.8a to Post-Effective Amendment No. 7 to this form N-1A Registration Statement.



     8b.Registrant's Sub-Custodian Agreement is incorporated herein by reference to Exhibit 99B.8b to Post-Effective Amendment No. 7 to this form N-1A Registration Statement.



      9.Not Applicable.



     10.Consent and Opinion of Registrant's counsel, Greer, Herz & Adams, L.L.P.
        will be filed by amendment.



     11.Consent of KPMG Peat Marwick LLP and Tait, Weller and Baker, independent accountants of Registrant will be filed by amendment.



     12. Not Applicable.



     13.Stock Purchase Letters from Securities Management and Research, Inc. and
        American National Insurance Company are incorporated herein by reference to Exhibit 99B.13 to Post-Effective Amendment No. 7 to this form N-1A Registration Statement.

    14a.Documents used to establish Tax Sheltered Custodial Accounts and Texas
        Optional Retirement Programs are incorporated herein by reference to
        Exhibit 99B.14a to Post-Effective Amendment No. 10 to this form N-1A Registration Statement.



    14b.Documents used to establish Individual Retirement Accounts, in conjunction with which Registrant offers its securities are incorporated herein by reference to Exhibit 99B.14b to Post-Effective Amendment No. 10 to this form N-1A Registration Statement.



     15. Not Applicable.



     16. Schedule of computation of performance quotations provided pursuant to
         Item 22. of Form N-1A will be filed by amendment.



     17. Power of Attorney will be filed by amendment.



     18. Registrant's Multiple Class Plan is filed herewith.



     19. List of persons controlled by or under common control with Registrant is filed herewith.



     27. Financial Data Schedules will be filed by amendment.


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.


    All persons under common control with the Registrant are shown on the list attached hereto as Exhibit 99B.19.


ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.


    As of July 31, 1998, the number of record holders of Registrant's common stock were as follows:



TITLE OF CLASS                                                       NUMBER OF RECORD HOLDERS
-------------------------------------------------------------------  -------------------------
Common Stock,
  $0.01 par value

Government Income Fund:

    Class T Shares.................................................             [    ]
    Class A Shares.................................................               None
    Class B Shares.................................................               None
    Class C Shares.................................................               None
    Class J Shares.................................................               None
    Class Y Shares.................................................               None

Tax Free Fund:

    Class T Shares.................................................             [    ]
    Class A Shares.................................................               None
    Class B Shares.................................................               None
    Class C Shares.................................................               None
    Class J Shares.................................................               None
    Class Y Shares.................................................               None

Primary Fund.......................................................             [    ]
Money Market Fund..................................................               None

ITEM 27.  INDEMNIFICATION.

    The Registrant has agreed to indemnify its directors to the maximum extent permitted by applicable law against all costs and expenses (including, but not limited to, counsel fees, amounts of judgments paid, and amounts paid in settlement) reasonably incurred in connection with the defense of any actual or threatened claim, action, suit or proceeding, whether civil, criminal, administrative, or other, in which he or she may be involved by virtue of such person being or having been such director. Such indemnification is pursuant to
Section 3.15 of the Registrant's By-Laws, a copy of which is attached as Exhibit 2 to Post-Effective Amendment No. 7 to this Form N-1A Registration Statement.

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.


    Securities Management and Research, Inc. ("SM&R") serves as investment adviser to Registrant and Triflex Fund, Inc., American National Growth Fund, Inc., American National Income Fund, Inc. (collectively, the "SM&R Equity Funds") and American National Investment Accounts, Inc. ("Investment Accounts"). See "THE FUNDS AND MANAGEMENT" in Part A and "ADVISORY AGREEMENT" and "MANAGEMENT OF THE COMPANY" in Part B. The address of SM&R is One Moody Plaza, Galveston, Texas.



DIRECTORS AND OFFICERS OF SM&R



ROBERT A. FRUEND, CLU
DIRECTOR OF SM&R



    Director of SM&R; Director of Investment Accounts, One Moody Plaza, Galveston, Texas; Executive Vice President and Director of Ordinary Agencies of American National Insurance Company ("American National"), all located at One Moody Plaza, Galveston, Texas; Director of American National Property and Casualty Company, 1949 East Sunshine, Springfield, Missouri; Director of American National General Insurance Company, 1949 East Sunshine, Springfield, Missouri; and Director of American National Insurance Service Company, 1722 South Glenstone, Springfield, Missouri.



R. EUGENE LUCAS
DIRECTOR AND MEMBER OF EXECUTIVE COMMITTEE OF SM&R



    Director of American National, One Moody Plaza, Galveston, Texas; President and Director of Gal-Tex Hotel Corporation, 504 Moody National Bank Tower, Galveston, Texas, Gal-Tenn Hotel Corporation, 504 Moody National Bank Tower, Galveston, Texas; Director of ANREM Corporation, One Moody Plaza, Galveston, Texas.

MICHAEL W. MCCROSKEY
DIRECTOR, PRESIDENT, CHIEF EXECUTIVE OFFICER
AND MEMBER OF THE EXECUTIVE COMMITTEE SM&R



    President and Director of the Registrant; President and Director of Investment Accounts; President and Director of SM&R Equity Funds; Executive Vice President, American National; Director and President, ANREM Corporation; Director and President, ANTAC Corporation; Assistant Secretary of American National Life Insurance Company of Texas; Director, Comprehensive Investment Services, all located at One Moody Plaza, Galveston, Texas; Vice President, American National Property and Casualty; Vice President, American National General Insurance Company; Vice President, Pacific Property and Casualty, Inc., all located at 1949 East Sunshine, Springfield, Missouri. Vice President of Standard Life and Accident Insurance Company, 201 Robert S. Kerr Avenue, Oklahoma City, Oklahoma; Vice President of Garden State Life Insurance Company, 2450 South Shore Blvd., League City, Texas.



G. RICHARD FERDINANDSTEN
DIRECTOR AND MEMBER OF EXECUTIVE COMMITTEE OF SM&R



    Director, Senior Executive Vice President and Chief Operating Officer, American National; Director, Chairman of the Board, President and Chief Executive Officer, American National Life Insurance Company of Texas; Director, Comprehensive Investment Services, all located at One Moody Plaza, Galveston, Texas; Director, Vice Chairman of the Board, American National General Insurance Company; Director, Vice Chairman of the Board, American National Property and Casualty; Director and Vice Chairman of the Board, Pacific Property & Casualty Company; Underwriter, American National Lloyds Insurance Company, all located at 1949 East Sunshine, Springfield, Missouri. Director and Chairman of the Board, Standard Life and Accident Insurance Company, 201 Robert S. Kerr Avenue, Oklahoma City, Oklahoma; Director, Garden State Life Insurance Company, 2450 South Shore Boulevard, League City, Texas.



RONALD J. WELCH
DIRECTOR OF SM&R



    Executive Vice President and Chief Actuary of American National; Senior Vice President of American National Life Insurance Company of Texas, all located at One Moody Plaza, Galveston, Texas; Director and Chairman of the Board of Garden State Life Insurance Company, 2450 South Shore Boulevard, League City, Texas; Director of Standard Life and Accident Insurance Company, 201 Robert S. Kerr Avenue, Oklahoma City, Oklahoma; Director of American National Property and Casualty Company; Director of American National General Insurance Company; Director of American National Insurance Service Company; Director of Pacific Property and Casualty Company, all located at 1949 East Sunshine Street, Springfield, Missouri.



GORDON D. DIXON
DIRECTOR, SENIOR VICE PRESIDENT, CHIEF INVESTMENT OFFICER AND
MEMBER OF INVESTMENT AND EXECUTIVE COMMITTEES OF SM&R



    Vice President and Portfolio Manager of the Registrant; Vice President, Portfolio Manager of Growth Portfolio of Investment Accounts; Co-Manager of the American National Income Fund Inc. and the Managed Portfolio of Investment Accounts; Vice President of Stocks for American National; Director and President, Comprehensive Investment Services. Each of the foregoing entities is located at One Moody Plaza, Galveston, Texas. Vice President of Investments for Garden State Life Insurance Company, 2450 South Shore Boulevard, League City, Texas; Former Director of Equity Strategy Research and Trading for C&S/Sovran Bank (now NationsBank) Atlanta, Georgia.

K. DAVID WHEELER
SENIOR VICE PRESIDENT, INSTITUTIONAL SALES AND PRIVATE CLIENT
SERVICES OF SM&R

    Senior Institutional Consultants, Bank South, Atlanta, Georgia.


VERA M. YOUNG
VICE PRESIDENT, PORTFOLIO MANAGER OF SM&R



    Vice President of the Registrant; Portfolio Manager of the Money Market Fund and the Primary Fund of the Registrant; Portfolio Manager of the Money Market Portfolio of Investment Accounts; Assistant Vice President, Securities of American National. Each of the foregoing entities is located at One Moody Plaza, Galveston, Texas.



EMERSON V. UNGER, C.L.U.
VICE PRESIDENT OF SM&R



    Vice President of the Registrant, the SM&R Equity Funds and Investment Accounts, each located at One Moody Plaza, Galveston, Texas.



BRENDA T. KOELEMAY
VICE PRESIDENT AND TREASURER OF SM&R



    Vice President and Treasurer of the Registrant, the SM&R Equity Funds, and Investment Accounts, each located at One Moody Plaza, Galveston, Texas; Treasurer, Comprehensive Investment Services, also located at One Moody Plaza, Galveston, Texas.



TERESA E.AXELSON
VICE PRESIDENT AND SECRETARY OF SM&R



    Vice President and Secretary of the Registrant, the SM&R Equity Funds, and Investment Accounts, each located at One Moody Plaza, Galveston, Texas.


ITEM 29.  PRINCIPAL UNDERWRITERS.


    (a) SM&R also serves as the principal underwriter for the Registrant, the other SM&R Equity Funds and the Investment Accounts. See "THE FUNDS AND MANAGEMENT" in Part A.


    (b)

NAME AND PRINCIPAL                                 POSITIONS AND OFFICERS              POSITIONS AND OFFICERS
BUSINESS ADDRESS                                      WITH UNDERWRITER                    WITH REGISTRANT
------------------------------------------  ------------------------------------  --------------------------------
Robert A. Fruend, C.L.U. .................  Director                              None
One Moody Plaza
Galveston, Texas

R. Eugene Lucas ..........................  Director                              None
Moody National Bank Tower
Galveston, Texas

Michael W. McCroskey .....................  Director and President, Chief         President and Director
One Moody Plaza                               Executive Officer
Galveston, Texas

G. Richard Ferdinandsten .................  Director                              None
One Moody Plaza
Galveston, Texas

NAME AND PRINCIPAL                                 POSITIONS AND OFFICERS              POSITIONS AND OFFICERS
BUSINESS ADDRESS                                      WITH UNDERWRITER                    WITH REGISTRANT
------------------------------------------  ------------------------------------  --------------------------------
Ronald J. Welch ..........................  Director                              None
One Moody Plaza
Galveston, Texas

Gordon D. Dixon ..........................  Director, Senior Vice President,      None
One Moody Plaza                               Chief Investment Officer
Galveston, Texas

K. David Wheeler .........................  Senior Vice President Institutional   None
One Moody Plaza                               Sales and Private Client Services
Galveston, Texas

Vera M. Young ............................  Vice President, Portfolio Manager     Vice President and Portfolio
One Moody Plaza                                                                     Manager
Galveston, Texas

Emerson V. Unger, C.L.U. .................  Vice President                        Vice President
One Moody Plaza
Galveston, Texas

Brenda T. Koelemay .......................  Vice President and Treasurer          Vice President and Treasurer
One Moody Plaza
Galveston, Texas

Teresa E. Axelson ........................  Vice President and Secretary          Vice President and Secretary
One Moody Plaza
Galveston, Texas

    (c) Not Applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

    All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained at the office of SM&R at One Moody Plaza, Galveston, Texas 77550.

ITEM 31.  MANAGEMENT SERVICES.

    There are no management-related service contracts to which the Registrant is a party not discussed under Part A or Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS.

    (a) The Registrant undertakes to provide a copy of the Registrant's latest Annual Report to shareholders to whom a prospectus is delivered upon request and without charge.


    (b) TEXAS OPTIONAL RETIREMENT PROGRAM



    The Government Income Fund and the Primary Fund offer shares as investments for custodial accounts that meet the requirements of Section 403(b)(7) of the Internal Revenue Code of 1986, as amended (the "Code"), in connection with the Texas Optional Retirement Program (the "Program"). Under the Program, a custodial account for each participating employee ("Participant") is established in the name of SM&R. The Program, as interpreted by the Texas Attorney General, imposes certain restrictions on early withdrawals from custodial accounts.
Section 22(e) prohibits a registered investment company from suspending a shareholder's right of redemption or postponing payment on redemption of any redeemable security for more than seven days after tender of the security.

    The Staff of the Securities and Exchange Commission took a no-action position under section 22(e) of the 1940 Act permitting the Government Income Fund and the Primary Fund to offer shares in connection with the Program as contemplated above (See SM&R Capital Funds, pub. avail. Sept. 17, 1992 (the "No-Action Letter")). The Staff took its position based on the Registrant's representation that the Funds and SM&R would comply with conditions set forth in the No-Action Letter. In this regard, each Fund and SM&R has complied with the following provisions of the No-Action Letter:



    (a) Appropriate disclosure regarding the restrictions on redemption imposed by the Program is included in this Registration Statement on Form N-1A and the applicable Prospectuses included in this Registration Statement.



    (b) Appropriate disclosure regarding the restrictions on redemption imposed by the Program is included in any sales literature used in connection with the offer of the relevant Fund shares to Participants in connection with the Program.



    (c) The Fund and SM&R instruct salespeople who solicit Participants to purchase Fund shares specifically to bring the restrictions on redemption imposed by the Program to the attention of the potential Participants.



    (d) The Fund and SM&R obtain from each Participant who purchases Fund shares in connection with the Program, prior to or at the time of purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, SM&R CAPITAL FUNDS, INC., has duly caused this POST-EFFECTIVE AMENDMENT NO. 11 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Galveston and State of Texas, on the 2nd day of July, 1998.



                                SM&R CAPITAL FUNDS, INC.

                                By:           /s/ MICHAEL W. MCCROSKEY
                                     -----------------------------------------
                                               Michael W. McCroskey,
                                                     President



    Pursuant to the requirements of the Securities Act of 1933, this POST-EFFECTIVE AMENDMENT NO. 11 to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:



PRINCIPAL EXECUTIVE AND
FINANCIAL OFFICER:                PRINCIPAL ACCOUNTING OFFICER:

/s/ MICHAEL W. MCCROSKEY          /s/ BRENDA T. KOELEMAY
--------------------------------  ------------------------------
Michael W. McCroskey, President   Brenda T. Koelemay, Treasurer
Date: July 2, 1998



           DIRECTORS:

/s/ ERNEST S. BARRATT, PH.D.      Date: July 2, 1998
--------------------------------
Ernest S. Barratt, Ph.D.

/s/ ALLAN W. MATTHEWS             Date: July 2, 1998
--------------------------------
Allan W. Matthews

/s/ LEA MCLEOD MATTHEWS           Date: July 2, 1998
--------------------------------
Lea McLeod Matthews

/s/ MICHAEL W. MCCROSKEY          Date: July 2, 1998
--------------------------------
Michael W. McCroskey

/s/ ANN MCLEOD MOODY              Date: July 2, 1998
--------------------------------
Ann McLeod Moody

/s/ EDWIN K. NOLAN                Date: July 2, 1998
--------------------------------
Edwin K. Nolan

/s/ ROBERT V. SHATTUCK, JR.       Date: July 2, 1998
--------------------------------
Robert V. Shattuck, Jr.

/s/ JAMIE G. WILLIAMS             Date: July 2, 1998
--------------------------------
Jamie G. Williams

/s/ FRANK P. WILLIAMSON           Date: July 2, 1998
--------------------------------
Frank P. Williamson